UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05511

Variable Insurance Products Fund II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Total Market Index Portfolio VIP Total Market Index Portfolio Service Class 2

This annual shareholder report contains information about VIP Total Market Index Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 39	0.36%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained about 23% and contributed most to the fund's performance for the fiscal year. Communication services, which gained 32%, also helped, benefiting from the media & entertainment industry (+35%), as did financials, which advanced 15%. The industrials sector rose 19%, boosted by the capital goods industry (+27%), while health care gained approximately 16% and consumer discretionary advanced approximately 6%. Other contributors included the utilities (+17%), materials (+14%), energy (+8%), consumer staples (+3%) and real estate (+3%) sectors.
•Turning to individual stocks, the biggest contributor was Alphabet (+66%), from the media & entertainment group. NVIDIA (+39%) and Broadcom (+51%), within the semiconductors & semiconductor equipment industry, lifted the fund. In software & services, Microsoft gained approximately 16% and boosted the fund. Lastly, Apple, within the technology hardware & equipment group, gained 9% and also boosted the fund.
•Conversely, the biggest detractor was UnitedHealth (-33%), from the health care equipment & services group. In financial services, Fiserv returned roughly -67% and hurt. Lastly, Salesforce (-20%), Servicenow (-28%) and Accenture (-22%), from the software & services industry, also detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 17, 2018 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Service Class 2	16.86%	12.86%	13.56%
Fidelity U.S. Total Investable Market Index℠	17.24%	13.28%	13.97%
S&P 500® Index	17.88%	14.42%	14.64%
A   From April 17, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,603,776,959
Number of Holdings	2,531
Total Advisory Fee	$1,472,637
Portfolio Turnover	6%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.0
Financials	13.4
Consumer Discretionary	10.2
Health Care	9.8
Communication Services	9.6
Industrials	9.3
Consumer Staples	4.4
Energy	2.8
Real Estate	2.2
Utilities	2.2
Materials	2.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.5
Switzerland - 0.1
United Kingdom - 0.1
Netherlands - 0.1
Australia - 0.1
Canada - 0.1
Thailand - 0.0
Puerto Rico - 0.0
Bermuda - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.9
Apple Inc	6.1
Microsoft Corp	5.4
Amazon.com Inc	3.3
Alphabet Inc Class A	2.8
Broadcom Inc	2.5
Alphabet Inc Class C	2.2
Meta Platforms Inc Class A	2.1
Tesla Inc	1.9
Berkshire Hathaway Inc Class B	1.5
34.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914379.101    3077-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Total Market Index Portfolio VIP Total Market Index Portfolio Service Class

This annual shareholder report contains information about VIP Total Market Index Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 23	0.21%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained about 23% and contributed most to the fund's performance for the fiscal year. Communication services, which gained 32%, also helped, benefiting from the media & entertainment industry (+35%), as did financials, which advanced 15%. The industrials sector rose 19%, boosted by the capital goods industry (+27%), while health care gained approximately 16% and consumer discretionary advanced approximately 6%. Other contributors included the utilities (+17%), materials (+14%), energy (+8%), consumer staples (+3%) and real estate (+3%) sectors.
•Turning to individual stocks, the biggest contributor was Alphabet (+66%), from the media & entertainment group. NVIDIA (+39%) and Broadcom (+51%), within the semiconductors & semiconductor equipment industry, lifted the fund. In software & services, Microsoft gained approximately 16% and boosted the fund. Lastly, Apple, within the technology hardware & equipment group, gained 9% and also boosted the fund.
•Conversely, the biggest detractor was UnitedHealth (-33%), from the health care equipment & services group. In financial services, Fiserv returned roughly -67% and hurt. Lastly, Salesforce (-20%), Servicenow (-28%) and Accenture (-22%), from the software & services industry, also detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 11, 2019 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Service Class	17.02%	13.03%	14.53%
Fidelity U.S. Total Investable Market Index℠	17.24%	13.28%	14.81%
S&P 500® Index	17.88%	14.42%	15.49%
A   From April 11, 2019

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,603,776,959
Number of Holdings	2,531
Total Advisory Fee	$1,472,637
Portfolio Turnover	6%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.0
Financials	13.4
Consumer Discretionary	10.2
Health Care	9.8
Communication Services	9.6
Industrials	9.3
Consumer Staples	4.4
Energy	2.8
Real Estate	2.2
Utilities	2.2
Materials	2.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.5
Switzerland - 0.1
United Kingdom - 0.1
Netherlands - 0.1
Australia - 0.1
Canada - 0.1
Thailand - 0.0
Puerto Rico - 0.0
Bermuda - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.9
Apple Inc	6.1
Microsoft Corp	5.4
Amazon.com Inc	3.3
Alphabet Inc Class A	2.8
Broadcom Inc	2.5
Alphabet Inc Class C	2.2
Meta Platforms Inc Class A	2.1
Tesla Inc	1.9
Berkshire Hathaway Inc Class B	1.5
34.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914377.101    1018-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Total Market Index Portfolio VIP Total Market Index Portfolio Initial Class

This annual shareholder report contains information about VIP Total Market Index Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 12	0.11%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained about 23% and contributed most to the fund's performance for the fiscal year. Communication services, which gained 32%, also helped, benefiting from the media & entertainment industry (+35%), as did financials, which advanced 15%. The industrials sector rose 19%, boosted by the capital goods industry (+27%), while health care gained approximately 16% and consumer discretionary advanced approximately 6%. Other contributors included the utilities (+17%), materials (+14%), energy (+8%), consumer staples (+3%) and real estate (+3%) sectors.
•Turning to individual stocks, the biggest contributor was Alphabet (+66%), from the media & entertainment group. NVIDIA (+39%) and Broadcom (+51%), within the semiconductors & semiconductor equipment industry, lifted the fund. In software & services, Microsoft gained approximately 16% and boosted the fund. Lastly, Apple, within the technology hardware & equipment group, gained 9% and also boosted the fund.
•Conversely, the biggest detractor was UnitedHealth (-33%), from the health care equipment & services group. In financial services, Fiserv returned roughly -67% and hurt. Lastly, Salesforce (-20%), Servicenow (-28%) and Accenture (-22%), from the software & services industry, also detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 17, 2018 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Initial Class	17.11%	13.14%	13.84%
Fidelity U.S. Total Investable Market Index℠	17.24%	13.28%	13.97%
S&P 500® Index	17.88%	14.42%	14.64%
A   From April 17, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,603,776,959
Number of Holdings	2,531
Total Advisory Fee	$1,472,637
Portfolio Turnover	6%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.0
Financials	13.4
Consumer Discretionary	10.2
Health Care	9.8
Communication Services	9.6
Industrials	9.3
Consumer Staples	4.4
Energy	2.8
Real Estate	2.2
Utilities	2.2
Materials	2.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.5
Switzerland - 0.1
United Kingdom - 0.1
Netherlands - 0.1
Australia - 0.1
Canada - 0.1
Thailand - 0.0
Puerto Rico - 0.0
Bermuda - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.9
Apple Inc	6.1
Microsoft Corp	5.4
Amazon.com Inc	3.3
Alphabet Inc Class A	2.8
Broadcom Inc	2.5
Alphabet Inc Class C	2.2
Meta Platforms Inc Class A	2.1
Tesla Inc	1.9
Berkshire Hathaway Inc Class B	1.5
34.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914378.101    3076-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP International Index Portfolio VIP International Index Portfolio Service Class 2

This annual shareholder report contains information about VIP International Index Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 48	0.41%
What affected the Fund's performance this period?

•International equities achieved a strong gain in 2025, rising amid increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar, resilient economic growth in certain regions and interest-rate cuts by some foreign central banks.
•Against this backdrop, Europe ex U.K. gained 36% and contributed most to the fund's performance for the fiscal year, followed by emerging markets (+36%).
•By sector, financials gained 45% and contributed most. Information technology, which gained about 42%, also helped, as did industrials, which advanced 35%, lifted by the capital goods industry (+46%). The materials sector rose approximately 45%, while consumer discretionary gained 17% and communication services advanced 31%. Other contributors included the health care (+18%), energy (+24%), consumer staples (+17%), utilities (+36%) and real estate (+23%) sectors.
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor Manufacturing (+53%), from the semiconductors & semiconductor equipment industry. From the same group, SK Hynix (+288%) and ASML Holding (+55%) contributed. In technology hardware & equipment, Samsung Electronics (+132%) lifted the fund. Lastly, in media & entertainment, Tencent Holdings (+45%) also helped.
•Conversely, the biggest detractor was Novo Nordisk (-40%), from the pharmaceuticals, biotechnology & life sciences industry. From the same industry, CSL returned about -33% and hindered the fund. Meituan (-32%), from the consumer services group, hurt. Recruit Holdings (-20%), from the commercial & professional services group, detracted. Lastly, in food, beverage & tobacco, Diageo returned -29% and also hindered the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 17, 2018 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Service Class 2	32.82%	7.76%	6.79%
Fidelity Global ex U.S. Index℠	33.26%	8.38%	7.48%
MSCI ACWI (All Country World Index) ex USA Index	32.64%	8.09%	7.14%
A   From April 17, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,122,791,780
Number of Holdings	2,159
Total Advisory Fee	$1,339,620
Portfolio Turnover	4%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	25.7
Industrials	14.8
Information Technology	14.8
Consumer Discretionary	9.8
Health Care	7.3
Materials	6.5
Consumer Staples	5.6
Communication Services	5.2
Energy	3.9
Utilities	2.7
Real Estate	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 15.8
United States - 7.9
Canada - 7.8
China - 7.0
United Kingdom - 7.0
Taiwan - 6.5
Germany - 5.3
France - 5.0
Australia - 4.5
Others - 33.2

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	3.5
Tencent Holdings Ltd	1.3
ASML Holding NV	1.3
Samsung Electronics Co Ltd	1.3
Alibaba Group Holding Ltd	1.0
Roche Holding AG non-voting shares	0.9
HSBC Holdings PLC	0.9
Astrazeneca PLC	0.8
Novartis AG	0.7
Nestle SA	0.7
12.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914376.101    3075-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP International Index Portfolio VIP International Index Portfolio Service Class

This annual shareholder report contains information about VIP International Index Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 30	0.26%
What affected the Fund's performance this period?

•International equities achieved a strong gain in 2025, rising amid increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar, resilient economic growth in certain regions and interest-rate cuts by some foreign central banks.
•Against this backdrop, Europe ex U.K. gained 36% and contributed most to the fund's performance for the fiscal year, followed by emerging markets (+36%).
•By sector, financials gained 45% and contributed most. Information technology, which gained about 42%, also helped, as did industrials, which advanced 35%, lifted by the capital goods industry (+46%). The materials sector rose approximately 45%, while consumer discretionary gained 17% and communication services advanced 31%. Other contributors included the health care (+18%), energy (+24%), consumer staples (+17%), utilities (+36%) and real estate (+23%) sectors.
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor Manufacturing (+53%), from the semiconductors & semiconductor equipment industry. From the same group, SK Hynix (+288%) and ASML Holding (+55%) contributed. In technology hardware & equipment, Samsung Electronics (+132%) lifted the fund. Lastly, in media & entertainment, Tencent Holdings (+45%) also helped.
•Conversely, the biggest detractor was Novo Nordisk (-40%), from the pharmaceuticals, biotechnology & life sciences industry. From the same industry, CSL returned about -33% and hindered the fund. Meituan (-32%), from the consumer services group, hurt. Recruit Holdings (-20%), from the commercial & professional services group, detracted. Lastly, in food, beverage & tobacco, Diageo returned -29% and also hindered the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 11, 2019 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Service Class	33.06%	7.92%	8.68%
Fidelity Global ex U.S. Index℠	33.26%	8.38%	9.17%
MSCI ACWI (All Country World Index) ex USA Index	32.64%	8.09%	8.81%
A   From April 11, 2019

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,122,791,780
Number of Holdings	2,159
Total Advisory Fee	$1,339,620
Portfolio Turnover	4%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	25.7
Industrials	14.8
Information Technology	14.8
Consumer Discretionary	9.8
Health Care	7.3
Materials	6.5
Consumer Staples	5.6
Communication Services	5.2
Energy	3.9
Utilities	2.7
Real Estate	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 15.8
United States - 7.9
Canada - 7.8
China - 7.0
United Kingdom - 7.0
Taiwan - 6.5
Germany - 5.3
France - 5.0
Australia - 4.5
Others - 33.2

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	3.5
Tencent Holdings Ltd	1.3
ASML Holding NV	1.3
Samsung Electronics Co Ltd	1.3
Alibaba Group Holding Ltd	1.0
Roche Holding AG non-voting shares	0.9
HSBC Holdings PLC	0.9
Astrazeneca PLC	0.8
Novartis AG	0.7
Nestle SA	0.7
12.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914374.101    1017-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP International Index Portfolio VIP International Index Portfolio Initial Class

This annual shareholder report contains information about VIP International Index Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 19	0.16%
What affected the Fund's performance this period?

•International equities achieved a strong gain in 2025, rising amid increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar, resilient economic growth in certain regions and interest-rate cuts by some foreign central banks.
•Against this backdrop, Europe ex U.K. gained 36% and contributed most to the fund's performance for the fiscal year, followed by emerging markets (+36%).
•By sector, financials gained 45% and contributed most. Information technology, which gained about 42%, also helped, as did industrials, which advanced 35%, lifted by the capital goods industry (+46%). The materials sector rose approximately 45%, while consumer discretionary gained 17% and communication services advanced 31%. Other contributors included the health care (+18%), energy (+24%), consumer staples (+17%), utilities (+36%) and real estate (+23%) sectors.
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor Manufacturing (+53%), from the semiconductors & semiconductor equipment industry. From the same group, SK Hynix (+288%) and ASML Holding (+55%) contributed. In technology hardware & equipment, Samsung Electronics (+132%) lifted the fund. Lastly, in media & entertainment, Tencent Holdings (+45%) also helped.
•Conversely, the biggest detractor was Novo Nordisk (-40%), from the pharmaceuticals, biotechnology & life sciences industry. From the same industry, CSL returned about -33% and hindered the fund. Meituan (-32%), from the consumer services group, hurt. Recruit Holdings (-20%), from the commercial & professional services group, detracted. Lastly, in food, beverage & tobacco, Diageo returned -29% and also hindered the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 17, 2018 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Initial Class	33.15%	8.02%	7.06%
Fidelity Global ex U.S. Index℠	33.26%	8.38%	7.48%
MSCI ACWI (All Country World Index) ex USA Index	32.64%	8.09%	7.14%
A   From April 17, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,122,791,780
Number of Holdings	2,159
Total Advisory Fee	$1,339,620
Portfolio Turnover	4%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	25.7
Industrials	14.8
Information Technology	14.8
Consumer Discretionary	9.8
Health Care	7.3
Materials	6.5
Consumer Staples	5.6
Communication Services	5.2
Energy	3.9
Utilities	2.7
Real Estate	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 15.8
United States - 7.9
Canada - 7.8
China - 7.0
United Kingdom - 7.0
Taiwan - 6.5
Germany - 5.3
France - 5.0
Australia - 4.5
Others - 33.2

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	3.5
Tencent Holdings Ltd	1.3
ASML Holding NV	1.3
Samsung Electronics Co Ltd	1.3
Alibaba Group Holding Ltd	1.0
Roche Holding AG non-voting shares	0.9
HSBC Holdings PLC	0.9
Astrazeneca PLC	0.8
Novartis AG	0.7
Nestle SA	0.7
12.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914375.101    3074-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP International Capital Appreciation Portfolio VIP International Capital Appreciation Portfolio Service Class 2

This annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 112	1.02%
What affected the Fund's performance this period?

•International equities achieved a strong gain in 2025, rising amid increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar, resilient economic growth in certain regions and interest-rate cuts by some foreign central banks.
•Against this backdrop, stock picks in Europe ex U.K., in addition to out-of-benchmark exposure to the U.S. and an underweight in emerging markets, detracted from the fund's performance versus the MSCI All Country World ex USA (Net MA) Linked Index for the year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were picks in industrials and consumer discretionary.
•The biggest individual relative detractor was an overweight in Constellation Software (-22%), one of our largest holdings this period. Outsized exposure to Sea (-32%), an investment we established this period, also hurt. An overweight in ASM International (-20%) was another negative.
•In contrast, from a regional standpoint, stock selection in emerging markets, primarily Taiwan, contributed to the fund's relative result. Within Asia Pacific ex Japan, investment choices in Israel and a lack of exposure to Australia were productive.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, especially among pharmaceuticals, biotechnology & life sciences firms. A zero weighting in consumer staples also boosted the portfolio's relative return, as did stock selection and an overweight in materials.
•The top individual relative contributor was an overweight in Siemens Energy (+133%), an investment we established in 2025 and one of our largest holdings at period end. An outsized position in Rolls-Royce Holdings (+121%), another of our biggest holdings, helped as well. A comparatively large stake in Heidelberg Materials (+116%) was another plus. The company was among the fund's biggest holdings this period.
•Notable changes in positioning include higher allocations to Israel and Spain. By sector, meaningful changes in positioning include lower allocations to health care and consumer discretionary stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	18.36%	5.99%	9.53%
MSCI ACWI (All Country World Index) ex USA Index	32.64%	8.09%	8.60%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$892,988,586
Number of Holdings	62
Total Advisory Fee	$6,383,574
Portfolio Turnover	102%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	28.3
Financials	27.0
Information Technology	20.0
Materials	8.0
Consumer Discretionary	7.0
Communication Services	5.8
Utilities	2.0
Energy	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 24.2
Canada - 9.9
United Kingdom - 9.3
Germany - 7.3
India - 7.2
Taiwan - 5.8
Japan - 4.8
France - 4.7
Israel - 4.4
Others - 22.4

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	5.8
Tencent Holdings Ltd	3.1
ASML Holding NV	2.5
Schneider Electric SE	2.3
Hitachi Ltd	2.2
Rolls-Royce Holdings PLC	2.2
Iberdrola SA	2.0
Rheinmetall AG	2.0
Siemens Energy AG	1.9
Banco Santander SA	1.9
25.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914266.101    1392-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP International Capital Appreciation Portfolio VIP International Capital Appreciation Portfolio Service Class

This annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 95	0.87%
What affected the Fund's performance this period?

•International equities achieved a strong gain in 2025, rising amid increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar, resilient economic growth in certain regions and interest-rate cuts by some foreign central banks.
•Against this backdrop, stock picks in Europe ex U.K., in addition to out-of-benchmark exposure to the U.S. and an underweight in emerging markets, detracted from the fund's performance versus the MSCI All Country World ex USA (Net MA) Linked Index for the year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were picks in industrials and consumer discretionary.
•The biggest individual relative detractor was an overweight in Constellation Software (-22%), one of our largest holdings this period. Outsized exposure to Sea (-32%), an investment we established this period, also hurt. An overweight in ASM International (-20%) was another negative.
•In contrast, from a regional standpoint, stock selection in emerging markets, primarily Taiwan, contributed to the fund's relative result. Within Asia Pacific ex Japan, investment choices in Israel and a lack of exposure to Australia were productive.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, especially among pharmaceuticals, biotechnology & life sciences firms. A zero weighting in consumer staples also boosted the portfolio's relative return, as did stock selection and an overweight in materials.
•The top individual relative contributor was an overweight in Siemens Energy (+133%), an investment we established in 2025 and one of our largest holdings at period end. An outsized position in Rolls-Royce Holdings (+121%), another of our biggest holdings, helped as well. A comparatively large stake in Heidelberg Materials (+116%) was another plus. The company was among the fund's biggest holdings this period.
•Notable changes in positioning include higher allocations to Israel and Spain. By sector, meaningful changes in positioning include lower allocations to health care and consumer discretionary stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	18.60%	6.14%	9.69%
MSCI ACWI (All Country World Index) ex USA Index	32.64%	8.09%	8.60%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$892,988,586
Number of Holdings	62
Total Advisory Fee	$6,383,574
Portfolio Turnover	102%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	28.3
Financials	27.0
Information Technology	20.0
Materials	8.0
Consumer Discretionary	7.0
Communication Services	5.8
Utilities	2.0
Energy	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 24.2
Canada - 9.9
United Kingdom - 9.3
Germany - 7.3
India - 7.2
Taiwan - 5.8
Japan - 4.8
France - 4.7
Israel - 4.4
Others - 22.4

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	5.8
Tencent Holdings Ltd	3.1
ASML Holding NV	2.5
Schneider Electric SE	2.3
Hitachi Ltd	2.2
Rolls-Royce Holdings PLC	2.2
Iberdrola SA	2.0
Rheinmetall AG	2.0
Siemens Energy AG	1.9
Banco Santander SA	1.9
25.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914265.101    1391-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP International Capital Appreciation Portfolio VIP International Capital Appreciation Portfolio Investor Class

This annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 93	0.85%
What affected the Fund's performance this period?

•International equities achieved a strong gain in 2025, rising amid increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar, resilient economic growth in certain regions and interest-rate cuts by some foreign central banks.
•Against this backdrop, stock picks in Europe ex U.K., in addition to out-of-benchmark exposure to the U.S. and an underweight in emerging markets, detracted from the fund's performance versus the MSCI All Country World ex USA (Net MA) Linked Index for the year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were picks in industrials and consumer discretionary.
•The biggest individual relative detractor was an overweight in Constellation Software (-22%), one of our largest holdings this period. Outsized exposure to Sea (-32%), an investment we established this period, also hurt. An overweight in ASM International (-20%) was another negative.
•In contrast, from a regional standpoint, stock selection in emerging markets, primarily Taiwan, contributed to the fund's relative result. Within Asia Pacific ex Japan, investment choices in Israel and a lack of exposure to Australia were productive.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, especially among pharmaceuticals, biotechnology & life sciences firms. A zero weighting in consumer staples also boosted the portfolio's relative return, as did stock selection and an overweight in materials.
•The top individual relative contributor was an overweight in Siemens Energy (+133%), an investment we established in 2025 and one of our largest holdings at period end. An outsized position in Rolls-Royce Holdings (+121%), another of our biggest holdings, helped as well. A comparatively large stake in Heidelberg Materials (+116%) was another plus. The company was among the fund's biggest holdings this period.
•Notable changes in positioning include higher allocations to Israel and Spain. By sector, meaningful changes in positioning include lower allocations to health care and consumer discretionary stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	18.56%	6.16%	9.72%
MSCI ACWI (All Country World Index) ex USA Index	32.64%	8.09%	8.60%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$892,988,586
Number of Holdings	62
Total Advisory Fee	$6,383,574
Portfolio Turnover	102%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	28.3
Financials	27.0
Information Technology	20.0
Materials	8.0
Consumer Discretionary	7.0
Communication Services	5.8
Utilities	2.0
Energy	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 24.2
Canada - 9.9
United Kingdom - 9.3
Germany - 7.3
India - 7.2
Taiwan - 5.8
Japan - 4.8
France - 4.7
Israel - 4.4
Others - 22.4

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	5.8
Tencent Holdings Ltd	3.1
ASML Holding NV	2.5
Schneider Electric SE	2.3
Hitachi Ltd	2.2
Rolls-Royce Holdings PLC	2.2
Iberdrola SA	2.0
Rheinmetall AG	2.0
Siemens Energy AG	1.9
Banco Santander SA	1.9
25.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914267.101    1473-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP International Capital Appreciation Portfolio VIP International Capital Appreciation Portfolio Initial Class

This annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 85	0.78%
What affected the Fund's performance this period?

•International equities achieved a strong gain in 2025, rising amid increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar, resilient economic growth in certain regions and interest-rate cuts by some foreign central banks.
•Against this backdrop, stock picks in Europe ex U.K., in addition to out-of-benchmark exposure to the U.S. and an underweight in emerging markets, detracted from the fund's performance versus the MSCI All Country World ex USA (Net MA) Linked Index for the year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were picks in industrials and consumer discretionary.
•The biggest individual relative detractor was an overweight in Constellation Software (-22%), one of our largest holdings this period. Outsized exposure to Sea (-32%), an investment we established this period, also hurt. An overweight in ASM International (-20%) was another negative.
•In contrast, from a regional standpoint, stock selection in emerging markets, primarily Taiwan, contributed to the fund's relative result. Within Asia Pacific ex Japan, investment choices in Israel and a lack of exposure to Australia were productive.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, especially among pharmaceuticals, biotechnology & life sciences firms. A zero weighting in consumer staples also boosted the portfolio's relative return, as did stock selection and an overweight in materials.
•The top individual relative contributor was an overweight in Siemens Energy (+133%), an investment we established in 2025 and one of our largest holdings at period end. An outsized position in Rolls-Royce Holdings (+121%), another of our biggest holdings, helped as well. A comparatively large stake in Heidelberg Materials (+116%) was another plus. The company was among the fund's biggest holdings this period.
•Notable changes in positioning include higher allocations to Israel and Spain. By sector, meaningful changes in positioning include lower allocations to health care and consumer discretionary stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	18.69%	6.26%	9.81%
MSCI ACWI (All Country World Index) ex USA Index	32.64%	8.09%	8.60%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$892,988,586
Number of Holdings	62
Total Advisory Fee	$6,383,574
Portfolio Turnover	102%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	28.3
Financials	27.0
Information Technology	20.0
Materials	8.0
Consumer Discretionary	7.0
Communication Services	5.8
Utilities	2.0
Energy	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 24.2
Canada - 9.9
United Kingdom - 9.3
Germany - 7.3
India - 7.2
Taiwan - 5.8
Japan - 4.8
France - 4.7
Israel - 4.4
Others - 22.4

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	5.8
Tencent Holdings Ltd	3.1
ASML Holding NV	2.5
Schneider Electric SE	2.3
Hitachi Ltd	2.2
Rolls-Royce Holdings PLC	2.2
Iberdrola SA	2.0
Rheinmetall AG	2.0
Siemens Energy AG	1.9
Banco Santander SA	1.9
25.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914264.101    1390-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Index 500 Portfolio VIP Index 500 Portfolio Service Class 2

This annual shareholder report contains information about VIP Index 500 Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 37	0.34%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained 24% and contributed most to the fund's performance for the fiscal year. Communication services, which gained approximately 34%, also helped, benefiting from the media & entertainment industry (+36%), as did financials, which advanced 15%. The industrials sector rose about 19%, boosted by the capital goods industry (+26%), while health care gained roughly 15% and consumer discretionary advanced 6%. Other contributors included the utilities (+16%), energy (+9%), consumer staples (+4%), materials (+10%) and real estate (+3%) sectors.
•Turning to individual stocks, the biggest contributor was Alphabet (+66%), from the media & entertainment category. NVIDIA (+39%) and Broadcom (+51%), within the semiconductors & semiconductor equipment industry, helped. Microsoft (+16%), from the software & services industry, helped. Lastly, Apple (+9%), a stock in the technology hardware & equipment industry, also helped.
•Conversely, the biggest detractor was UnitedHealth (-33%), from the health care equipment & services industry. Fiserv, within the financial services industry, returned roughly -67% and hurt the fund. Lastly, Salesforce (-20%), Servicenow (-28%) and Accenture (-22%), within the software & services category, also hurt.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	17.48%	14.03%	14.42%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$18,608,739,577
Number of Holdings	507
Total Advisory Fee	$7,681,001
Portfolio Turnover	4%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.4
Financials	13.4
Communication Services	10.5
Consumer Discretionary	10.4
Health Care	9.6
Industrials	8.1
Consumer Staples	4.7
Energy	2.8
Utilities	2.2
Materials	1.8
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.8
Switzerland - 0.1
Netherlands - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.8
Apple Inc	6.9
Microsoft Corp	6.2
Amazon.com Inc	3.9
Alphabet Inc Class A	3.1
Broadcom Inc	2.8
Alphabet Inc Class C	2.5
Meta Platforms Inc Class A	2.5
Tesla Inc	2.2
Berkshire Hathaway Inc Class B	1.6
39.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its classification allowing it to operate as a non-diversified fund if changes in the relative market capitalization or weightings of issuers in the fund's index cause the fund to become non-diversified, and its principal investment strategies and risks were updated to reflect the change during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914164.101    366-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Index 500 Portfolio VIP Index 500 Portfolio Service Class

This annual shareholder report contains information about VIP Index 500 Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 21	0.19%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained 24% and contributed most to the fund's performance for the fiscal year. Communication services, which gained approximately 34%, also helped, benefiting from the media & entertainment industry (+36%), as did financials, which advanced 15%. The industrials sector rose about 19%, boosted by the capital goods industry (+26%), while health care gained roughly 15% and consumer discretionary advanced 6%. Other contributors included the utilities (+16%), energy (+9%), consumer staples (+4%), materials (+10%) and real estate (+3%) sectors.
•Turning to individual stocks, the biggest contributor was Alphabet (+66%), from the media & entertainment category. NVIDIA (+39%) and Broadcom (+51%), within the semiconductors & semiconductor equipment industry, helped. Microsoft (+16%), from the software & services industry, helped. Lastly, Apple (+9%), a stock in the technology hardware & equipment industry, also helped.
•Conversely, the biggest detractor was UnitedHealth (-33%), from the health care equipment & services industry. Fiserv, within the financial services industry, returned roughly -67% and hurt the fund. Lastly, Salesforce (-20%), Servicenow (-28%) and Accenture (-22%), within the software & services category, also hurt.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	17.66%	14.20%	14.59%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$18,608,739,577
Number of Holdings	507
Total Advisory Fee	$7,681,001
Portfolio Turnover	4%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.4
Financials	13.4
Communication Services	10.5
Consumer Discretionary	10.4
Health Care	9.6
Industrials	8.1
Consumer Staples	4.7
Energy	2.8
Utilities	2.2
Materials	1.8
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.8
Switzerland - 0.1
Netherlands - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.8
Apple Inc	6.9
Microsoft Corp	6.2
Amazon.com Inc	3.9
Alphabet Inc Class A	3.1
Broadcom Inc	2.8
Alphabet Inc Class C	2.5
Meta Platforms Inc Class A	2.5
Tesla Inc	2.2
Berkshire Hathaway Inc Class B	1.6
39.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its classification allowing it to operate as a non-diversified fund if changes in the relative market capitalization or weightings of issuers in the fund's index cause the fund to become non-diversified, and its principal investment strategies and risks were updated to reflect the change during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914165.101    822-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Index 500 Portfolio VIP Index 500 Portfolio Initial Class

This annual shareholder report contains information about VIP Index 500 Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 10	0.09%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained 24% and contributed most to the fund's performance for the fiscal year. Communication services, which gained approximately 34%, also helped, benefiting from the media & entertainment industry (+36%), as did financials, which advanced 15%. The industrials sector rose about 19%, boosted by the capital goods industry (+26%), while health care gained roughly 15% and consumer discretionary advanced 6%. Other contributors included the utilities (+16%), energy (+9%), consumer staples (+4%), materials (+10%) and real estate (+3%) sectors.
•Turning to individual stocks, the biggest contributor was Alphabet (+66%), from the media & entertainment category. NVIDIA (+39%) and Broadcom (+51%), within the semiconductors & semiconductor equipment industry, helped. Microsoft (+16%), from the software & services industry, helped. Lastly, Apple (+9%), a stock in the technology hardware & equipment industry, also helped.
•Conversely, the biggest detractor was UnitedHealth (-33%), from the health care equipment & services industry. Fiserv, within the financial services industry, returned roughly -67% and hurt the fund. Lastly, Salesforce (-20%), Servicenow (-28%) and Accenture (-22%), within the software & services category, also hurt.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	17.78%	14.31%	14.70%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$18,608,739,577
Number of Holdings	507
Total Advisory Fee	$7,681,001
Portfolio Turnover	4%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.4
Financials	13.4
Communication Services	10.5
Consumer Discretionary	10.4
Health Care	9.6
Industrials	8.1
Consumer Staples	4.7
Energy	2.8
Utilities	2.2
Materials	1.8
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.8
Switzerland - 0.1
Netherlands - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.8
Apple Inc	6.9
Microsoft Corp	6.2
Amazon.com Inc	3.9
Alphabet Inc Class A	3.1
Broadcom Inc	2.8
Alphabet Inc Class C	2.5
Meta Platforms Inc Class A	2.5
Tesla Inc	2.2
Berkshire Hathaway Inc Class B	1.6
39.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its classification allowing it to operate as a non-diversified fund if changes in the relative market capitalization or weightings of issuers in the fund's index cause the fund to become non-diversified, and its principal investment strategies and risks were updated to reflect the change during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914163.101    157-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Extended Market Index Portfolio VIP Extended Market Index Portfolio Service Class 2

This annual shareholder report contains information about VIP Extended Market Index Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 39	0.37%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, industrials gained 18% and contributed most to the fund's performance for the fiscal year, driven by the capital goods industry (+27%). Health care, which gained 21%, also helped, benefiting from the pharmaceuticals, biotechnology & life sciences industry (+34%), as did information technology, which advanced roughly 13%, lifted by the technology hardware & equipment industry (+55%). The financials sector rose 10%, while materials gained 23% and communication services advanced approximately 20%. Other contributors included the utilities (+25%), energy (+14%), consumer discretionary (+2%) and real estate (+2%) sectors.
•Conversely, consumer staples returned -9% and detracted most. This group was hampered by the food, beverage & tobacco industry (-17%).
•Turning to individual stocks, the biggest contributor was Sandisk (+659%), from the technology hardware & equipment industry. From the same industry, Ciena (+176%) and Lumentum Holdings (+339%) lifted the fund. In materials, Anglogold Ashanti gained approximately 288% and lifted the fund. Lastly, in capital goods, Comfort Systems USA gained 121% and also boosted the fund.
•In contrast, the biggest detractor was Sarepta Therapeutics (-82%), from the pharmaceuticals, biotechnology & life sciences group. BellRing Brands (-65%), from the household & personal products group, hurt the fund. In consumer services, Duolingo returned -46% and hindered the fund. Another notable detractor was Circle Internet (-65%), a stock in the software & services group. Lastly, Smurfit WestRock (-23%), a stock in the materials sector, also hindered the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 17, 2018 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Service Class 2	12.03%	7.75%	8.54%
Fidelity U.S. Extended Investable Market Index℠	12.47%	8.17%	9.01%
S&P 500® Index	17.88%	14.42%	14.64%
A   From April 17, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$439,445,214
Number of Holdings	2,023
Total Advisory Fee	$418,057
Portfolio Turnover	13%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.3
Financials	16.7
Information Technology	13.5
Health Care	12.8
Consumer Discretionary	11.1
Real Estate	6.0
Materials	4.7
Communication Services	3.5
Energy	3.5
Consumer Staples	3.2
Utilities	2.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.8
Australia - 0.6
United Kingdom - 0.4
Thailand - 0.3
Puerto Rico - 0.2
Canada - 0.2
Bermuda - 0.2
Sweden - 0.2
Switzerland - 0.1

TOP HOLDINGS (% of Fund's net assets)
Anglogold Ashanti Plc	0.6
Ciena Corp	0.6
Sandisk Corp/DE	0.6
SoFi Technologies Inc Class A	0.6
Comfort Systems USA Inc	0.5
Rocket Lab Corp	0.5
Coherent Corp	0.5
Reddit Inc Class A	0.5
Tapestry Inc	0.5
EMCOR Group Inc	0.4
5.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914373.101    3073-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Extended Market Index Portfolio VIP Extended Market Index Portfolio Service Class

This annual shareholder report contains information about VIP Extended Market Index Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 23	0.22%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, industrials gained 18% and contributed most to the fund's performance for the fiscal year, driven by the capital goods industry (+27%). Health care, which gained 21%, also helped, benefiting from the pharmaceuticals, biotechnology & life sciences industry (+34%), as did information technology, which advanced roughly 13%, lifted by the technology hardware & equipment industry (+55%). The financials sector rose 10%, while materials gained 23% and communication services advanced approximately 20%. Other contributors included the utilities (+25%), energy (+14%), consumer discretionary (+2%) and real estate (+2%) sectors.
•Conversely, consumer staples returned -9% and detracted most. This group was hampered by the food, beverage & tobacco industry (-17%).
•Turning to individual stocks, the biggest contributor was Sandisk (+659%), from the technology hardware & equipment industry. From the same industry, Ciena (+176%) and Lumentum Holdings (+339%) lifted the fund. In materials, Anglogold Ashanti gained approximately 288% and lifted the fund. Lastly, in capital goods, Comfort Systems USA gained 121% and also boosted the fund.
•In contrast, the biggest detractor was Sarepta Therapeutics (-82%), from the pharmaceuticals, biotechnology & life sciences group. BellRing Brands (-65%), from the household & personal products group, hurt the fund. In consumer services, Duolingo returned -46% and hindered the fund. Another notable detractor was Circle Internet (-65%), a stock in the software & services group. Lastly, Smurfit WestRock (-23%), a stock in the materials sector, also hindered the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 11, 2019 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Service Class	12.18%	7.91%	9.21%
Fidelity U.S. Extended Investable Market Index℠	12.47%	8.17%	9.51%
S&P 500® Index	17.88%	14.42%	15.49%
A   From April 11, 2019

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$439,445,214
Number of Holdings	2,023
Total Advisory Fee	$418,057
Portfolio Turnover	13%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.3
Financials	16.7
Information Technology	13.5
Health Care	12.8
Consumer Discretionary	11.1
Real Estate	6.0
Materials	4.7
Communication Services	3.5
Energy	3.5
Consumer Staples	3.2
Utilities	2.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.8
Australia - 0.6
United Kingdom - 0.4
Thailand - 0.3
Puerto Rico - 0.2
Canada - 0.2
Bermuda - 0.2
Sweden - 0.2
Switzerland - 0.1

TOP HOLDINGS (% of Fund's net assets)
Anglogold Ashanti Plc	0.6
Ciena Corp	0.6
Sandisk Corp/DE	0.6
SoFi Technologies Inc Class A	0.6
Comfort Systems USA Inc	0.5
Rocket Lab Corp	0.5
Coherent Corp	0.5
Reddit Inc Class A	0.5
Tapestry Inc	0.5
EMCOR Group Inc	0.4
5.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914371.101    1016-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Extended Market Index Portfolio VIP Extended Market Index Portfolio Initial Class

This annual shareholder report contains information about VIP Extended Market Index Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 13	0.12%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, industrials gained 18% and contributed most to the fund's performance for the fiscal year, driven by the capital goods industry (+27%). Health care, which gained 21%, also helped, benefiting from the pharmaceuticals, biotechnology & life sciences industry (+34%), as did information technology, which advanced roughly 13%, lifted by the technology hardware & equipment industry (+55%). The financials sector rose 10%, while materials gained 23% and communication services advanced approximately 20%. Other contributors included the utilities (+25%), energy (+14%), consumer discretionary (+2%) and real estate (+2%) sectors.
•Conversely, consumer staples returned -9% and detracted most. This group was hampered by the food, beverage & tobacco industry (-17%).
•Turning to individual stocks, the biggest contributor was Sandisk (+659%), from the technology hardware & equipment industry. From the same industry, Ciena (+176%) and Lumentum Holdings (+339%) lifted the fund. In materials, Anglogold Ashanti gained approximately 288% and lifted the fund. Lastly, in capital goods, Comfort Systems USA gained 121% and also boosted the fund.
•In contrast, the biggest detractor was Sarepta Therapeutics (-82%), from the pharmaceuticals, biotechnology & life sciences group. BellRing Brands (-65%), from the household & personal products group, hurt the fund. In consumer services, Duolingo returned -46% and hindered the fund. Another notable detractor was Circle Internet (-65%), a stock in the software & services group. Lastly, Smurfit WestRock (-23%), a stock in the materials sector, also hindered the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 17, 2018 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Initial Class	12.32%	8.02%	8.82%
Fidelity U.S. Extended Investable Market Index℠	12.47%	8.17%	9.01%
S&P 500® Index	17.88%	14.42%	14.64%
A   From April 17, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$439,445,214
Number of Holdings	2,023
Total Advisory Fee	$418,057
Portfolio Turnover	13%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.3
Financials	16.7
Information Technology	13.5
Health Care	12.8
Consumer Discretionary	11.1
Real Estate	6.0
Materials	4.7
Communication Services	3.5
Energy	3.5
Consumer Staples	3.2
Utilities	2.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.8
Australia - 0.6
United Kingdom - 0.4
Thailand - 0.3
Puerto Rico - 0.2
Canada - 0.2
Bermuda - 0.2
Sweden - 0.2
Switzerland - 0.1

TOP HOLDINGS (% of Fund's net assets)
Anglogold Ashanti Plc	0.6
Ciena Corp	0.6
Sandisk Corp/DE	0.6
SoFi Technologies Inc Class A	0.6
Comfort Systems USA Inc	0.5
Rocket Lab Corp	0.5
Coherent Corp	0.5
Reddit Inc Class A	0.5
Tapestry Inc	0.5
EMCOR Group Inc	0.4
5.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914372.101    3072-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Emerging Markets Portfolio VIP Emerging Markets Portfolio Service Class 2

This annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 134	1.12%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, stock picking in Africa, primarily in South Africa, and an underweight in Emerging Asia, primarily in India, contributed to the fund's performance versus the MSCI Emerging Markets Net MA (29-Jun-2018) Linked Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within financials. Security selection and an overweight in materials also boosted relative performance.
•The top individual relative contributor was an overweight in Samsung Electronics (+134%). The company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Impala Platinum Holdings (+244%). This period we decreased our investment in Impala Platinum Holdings. An overweight in China Life Insurance (+93%) also helped. The stock was one of our largest holdings.
•In contrast, from a regional standpoint, stock picking in Emerging Asia, primarily in Taiwan, and Latin America, primarily in Mexico, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary.
•The biggest individual relative detractor this period was avoiding SK Hynix, a benchmark component that gained approximately 286%. The second-largest relative detractor was an underweight in Alibaba (+76%). Another notable relative detractor was our non-benchmark stake in Hiwin Technologies (-38%).
•Notable changes in positioning include decreased exposure to Brazil and a higher allocation to South Africa. By sector, meaningful changes in positioning include decreased exposure to consumer staples and a higher allocation to materials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	40.79%	5.62%	10.66%
MSCI Emerging Markets Index	33.53%	4.20%	8.44%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,364,694,702
Number of Holdings	57
Total Advisory Fee	$10,460,791
Portfolio Turnover	53%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	24.1
Information Technology	23.6
Consumer Discretionary	12.2
Communication Services	10.8
Industrials	9.4
Materials	9.1
Consumer Staples	4.1
Health Care	3.4
Energy	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
International Equity Funds - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 30.4
Taiwan - 14.8
Korea (South) - 12.0
India - 8.0
Mexico - 6.9
South Africa - 4.0
Greece - 3.5
Hungary - 3.1
Brazil - 3.1
Others - 14.2

TOP HOLDINGS (% of Fund's net assets)
Samsung Electronics Co Ltd	9.3
Taiwan Semiconductor Manufacturing Co Ltd	9.0
Tencent Holdings Ltd	7.4
China Life Insurance Co Ltd H Shares	3.0
Wal-Mart de Mexico SAB de CV Series V	2.9
MediaTek Inc	2.6
Credicorp Ltd	2.6
Larsen & Toubro Ltd	2.2
Shenzhen Inovance Technology Co Ltd A Shares (China)	2.2
PDD Holdings Inc Class A ADR	2.2
43.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914328.101    2023-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Emerging Markets Portfolio VIP Emerging Markets Portfolio Service Class

This annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 116	0.97%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, stock picking in Africa, primarily in South Africa, and an underweight in Emerging Asia, primarily in India, contributed to the fund's performance versus the MSCI Emerging Markets Net MA (29-Jun-2018) Linked Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within financials. Security selection and an overweight in materials also boosted relative performance.
•The top individual relative contributor was an overweight in Samsung Electronics (+134%). The company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Impala Platinum Holdings (+244%). This period we decreased our investment in Impala Platinum Holdings. An overweight in China Life Insurance (+93%) also helped. The stock was one of our largest holdings.
•In contrast, from a regional standpoint, stock picking in Emerging Asia, primarily in Taiwan, and Latin America, primarily in Mexico, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary.
•The biggest individual relative detractor this period was avoiding SK Hynix, a benchmark component that gained approximately 286%. The second-largest relative detractor was an underweight in Alibaba (+76%). Another notable relative detractor was our non-benchmark stake in Hiwin Technologies (-38%).
•Notable changes in positioning include decreased exposure to Brazil and a higher allocation to South Africa. By sector, meaningful changes in positioning include decreased exposure to consumer staples and a higher allocation to materials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	41.04%	5.77%	10.82%
MSCI Emerging Markets Index	33.53%	4.20%	8.44%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,364,694,702
Number of Holdings	57
Total Advisory Fee	$10,460,791
Portfolio Turnover	53%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	24.1
Information Technology	23.6
Consumer Discretionary	12.2
Communication Services	10.8
Industrials	9.4
Materials	9.1
Consumer Staples	4.1
Health Care	3.4
Energy	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
International Equity Funds - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 30.4
Taiwan - 14.8
Korea (South) - 12.0
India - 8.0
Mexico - 6.9
South Africa - 4.0
Greece - 3.5
Hungary - 3.1
Brazil - 3.1
Others - 14.2

TOP HOLDINGS (% of Fund's net assets)
Samsung Electronics Co Ltd	9.3
Taiwan Semiconductor Manufacturing Co Ltd	9.0
Tencent Holdings Ltd	7.4
China Life Insurance Co Ltd H Shares	3.0
Wal-Mart de Mexico SAB de CV Series V	2.9
MediaTek Inc	2.6
Credicorp Ltd	2.6
Larsen & Toubro Ltd	2.2
Shenzhen Inovance Technology Co Ltd A Shares (China)	2.2
PDD Holdings Inc Class A ADR	2.2
43.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914327.101    2022-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Emerging Markets Portfolio VIP Emerging Markets Portfolio Investor Class

This annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 114	0.94%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, stock picking in Africa, primarily in South Africa, and an underweight in Emerging Asia, primarily in India, contributed to the fund's performance versus the MSCI Emerging Markets Net MA (29-Jun-2018) Linked Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within financials. Security selection and an overweight in materials also boosted relative performance.
•The top individual relative contributor was an overweight in Samsung Electronics (+134%). The company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Impala Platinum Holdings (+244%). This period we decreased our investment in Impala Platinum Holdings. An overweight in China Life Insurance (+93%) also helped. The stock was one of our largest holdings.
•In contrast, from a regional standpoint, stock picking in Emerging Asia, primarily in Taiwan, and Latin America, primarily in Mexico, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary.
•The biggest individual relative detractor this period was avoiding SK Hynix, a benchmark component that gained approximately 286%. The second-largest relative detractor was an underweight in Alibaba (+76%). Another notable relative detractor was our non-benchmark stake in Hiwin Technologies (-38%).
•Notable changes in positioning include decreased exposure to Brazil and a higher allocation to South Africa. By sector, meaningful changes in positioning include decreased exposure to consumer staples and a higher allocation to materials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	41.06%	5.79%	10.84%
MSCI Emerging Markets Index	33.53%	4.20%	8.44%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,364,694,702
Number of Holdings	57
Total Advisory Fee	$10,460,791
Portfolio Turnover	53%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	24.1
Information Technology	23.6
Consumer Discretionary	12.2
Communication Services	10.8
Industrials	9.4
Materials	9.1
Consumer Staples	4.1
Health Care	3.4
Energy	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
International Equity Funds - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 30.4
Taiwan - 14.8
Korea (South) - 12.0
India - 8.0
Mexico - 6.9
South Africa - 4.0
Greece - 3.5
Hungary - 3.1
Brazil - 3.1
Others - 14.2

TOP HOLDINGS (% of Fund's net assets)
Samsung Electronics Co Ltd	9.3
Taiwan Semiconductor Manufacturing Co Ltd	9.0
Tencent Holdings Ltd	7.4
China Life Insurance Co Ltd H Shares	3.0
Wal-Mart de Mexico SAB de CV Series V	2.9
MediaTek Inc	2.6
Credicorp Ltd	2.6
Larsen & Toubro Ltd	2.2
Shenzhen Inovance Technology Co Ltd A Shares (China)	2.2
PDD Holdings Inc Class A ADR	2.2
43.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914329.101    2024-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Emerging Markets Portfolio VIP Emerging Markets Portfolio Initial Class

This annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 105	0.87%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, stock picking in Africa, primarily in South Africa, and an underweight in Emerging Asia, primarily in India, contributed to the fund's performance versus the MSCI Emerging Markets Net MA (29-Jun-2018) Linked Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within financials. Security selection and an overweight in materials also boosted relative performance.
•The top individual relative contributor was an overweight in Samsung Electronics (+134%). The company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Impala Platinum Holdings (+244%). This period we decreased our investment in Impala Platinum Holdings. An overweight in China Life Insurance (+93%) also helped. The stock was one of our largest holdings.
•In contrast, from a regional standpoint, stock picking in Emerging Asia, primarily in Taiwan, and Latin America, primarily in Mexico, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary.
•The biggest individual relative detractor this period was avoiding SK Hynix, a benchmark component that gained approximately 286%. The second-largest relative detractor was an underweight in Alibaba (+76%). Another notable relative detractor was our non-benchmark stake in Hiwin Technologies (-38%).
•Notable changes in positioning include decreased exposure to Brazil and a higher allocation to South Africa. By sector, meaningful changes in positioning include decreased exposure to consumer staples and a higher allocation to materials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	41.20%	5.88%	10.93%
MSCI Emerging Markets Index	33.53%	4.20%	8.44%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,364,694,702
Number of Holdings	57
Total Advisory Fee	$10,460,791
Portfolio Turnover	53%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	24.1
Information Technology	23.6
Consumer Discretionary	12.2
Communication Services	10.8
Industrials	9.4
Materials	9.1
Consumer Staples	4.1
Health Care	3.4
Energy	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
International Equity Funds - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 30.4
Taiwan - 14.8
Korea (South) - 12.0
India - 8.0
Mexico - 6.9
South Africa - 4.0
Greece - 3.5
Hungary - 3.1
Brazil - 3.1
Others - 14.2

TOP HOLDINGS (% of Fund's net assets)
Samsung Electronics Co Ltd	9.3
Taiwan Semiconductor Manufacturing Co Ltd	9.0
Tencent Holdings Ltd	7.4
China Life Insurance Co Ltd H Shares	3.0
Wal-Mart de Mexico SAB de CV Series V	2.9
MediaTek Inc	2.6
Credicorp Ltd	2.6
Larsen & Toubro Ltd	2.2
Shenzhen Inovance Technology Co Ltd A Shares (China)	2.2
PDD Holdings Inc Class A ADR	2.2
43.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914326.101    2021-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Disciplined Small Cap Portfolio VIP Disciplined Small Cap Portfolio Service Class 2

This annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 61	0.57%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the year, led by the industrials sector, where our stock picks in capital goods helped most. Investment choices in health care, primarily within the health care equipment & services industry, and materials further boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Hecla Mining (+286%), one of the fund's largest holdings at period end. An overweight in Bloom Energy (+356%), a position we established in 2025, also helped. The company was among our largest holdings on December 31. Outsized exposure to Guardant Health (+231%) was another plus. The stock was the fund's biggest holding this period.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in information technology, primarily software & services firms. An underweight in utilities also hampered the fund's result, as did picks and an overweight in communication services, especially media & entertainment stocks.
•The biggest individual relative detractor was an overweight in Compass Diversified Holdings (-79%). Avoiding EchoStar, a benchmark component that gained roughly 375%, hurt as well. Another notable relative detractor was an outsized stake in Payoneer Global (-44%).
•Notable changes in positioning include a higher allocation to the real estate sector.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	17.09%	10.09%	10.31%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 3000® Index	17.15%	13.15%	14.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$511,912,828
Number of Holdings	587
Total Advisory Fee	$1,664,537
Portfolio Turnover	69%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	18.3
Industrials	17.7
Information Technology	16.7
Health Care	16.5
Consumer Discretionary	9.1
Real Estate	5.1
Energy	4.8
Materials	4.4
Communication Services	2.6
Utilities	2.1
Consumer Staples	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.3
Thailand - 1.0
Canada - 0.8
Ireland - 0.2
Switzerland - 0.2
Monaco - 0.2
United Kingdom - 0.1
Singapore - 0.1
Bermuda - 0.1

TOP HOLDINGS (% of Fund's net assets)
Fabrinet	1.0
Bloom Energy Corp Class A	1.0
Hecla Mining Co	1.0
Guardant Health Inc	1.0
Coeur Mining Inc	0.9
Credo Technology Group Holding Ltd	0.9
Commercial Metals Co	0.8
Abercrombie & Fitch Co Class A	0.8
EnerSys	0.7
Option Care Health Inc	0.7
8.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914301.101    1531-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Disciplined Small Cap Portfolio VIP Disciplined Small Cap Portfolio Service Class

This annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 45	0.42%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the year, led by the industrials sector, where our stock picks in capital goods helped most. Investment choices in health care, primarily within the health care equipment & services industry, and materials further boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Hecla Mining (+286%), one of the fund's largest holdings at period end. An overweight in Bloom Energy (+356%), a position we established in 2025, also helped. The company was among our largest holdings on December 31. Outsized exposure to Guardant Health (+231%) was another plus. The stock was the fund's biggest holding this period.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in information technology, primarily software & services firms. An underweight in utilities also hampered the fund's result, as did picks and an overweight in communication services, especially media & entertainment stocks.
•The biggest individual relative detractor was an overweight in Compass Diversified Holdings (-79%). Avoiding EchoStar, a benchmark component that gained roughly 375%, hurt as well. Another notable relative detractor was an outsized stake in Payoneer Global (-44%).
•Notable changes in positioning include a higher allocation to the real estate sector.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	17.24%	10.25%	10.49%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 3000® Index	17.15%	13.15%	14.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$511,912,828
Number of Holdings	587
Total Advisory Fee	$1,664,537
Portfolio Turnover	69%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	18.3
Industrials	17.7
Information Technology	16.7
Health Care	16.5
Consumer Discretionary	9.1
Real Estate	5.1
Energy	4.8
Materials	4.4
Communication Services	2.6
Utilities	2.1
Consumer Staples	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.3
Thailand - 1.0
Canada - 0.8
Ireland - 0.2
Switzerland - 0.2
Monaco - 0.2
United Kingdom - 0.1
Singapore - 0.1
Bermuda - 0.1

TOP HOLDINGS (% of Fund's net assets)
Fabrinet	1.0
Bloom Energy Corp Class A	1.0
Hecla Mining Co	1.0
Guardant Health Inc	1.0
Coeur Mining Inc	0.9
Credo Technology Group Holding Ltd	0.9
Commercial Metals Co	0.8
Abercrombie & Fitch Co Class A	0.8
EnerSys	0.7
Option Care Health Inc	0.7
8.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914300.101    1530-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Disciplined Small Cap Portfolio VIP Disciplined Small Cap Portfolio Investor Class

This annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 43	0.40%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the year, led by the industrials sector, where our stock picks in capital goods helped most. Investment choices in health care, primarily within the health care equipment & services industry, and materials further boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Hecla Mining (+286%), one of the fund's largest holdings at period end. An overweight in Bloom Energy (+356%), a position we established in 2025, also helped. The company was among our largest holdings on December 31. Outsized exposure to Guardant Health (+231%) was another plus. The stock was the fund's biggest holding this period.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in information technology, primarily software & services firms. An underweight in utilities also hampered the fund's result, as did picks and an overweight in communication services, especially media & entertainment stocks.
•The biggest individual relative detractor was an overweight in Compass Diversified Holdings (-79%). Avoiding EchoStar, a benchmark component that gained roughly 375%, hurt as well. Another notable relative detractor was an outsized stake in Payoneer Global (-44%).
•Notable changes in positioning include a higher allocation to the real estate sector.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	17.28%	10.29%	10.51%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 3000® Index	17.15%	13.15%	14.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$511,912,828
Number of Holdings	587
Total Advisory Fee	$1,664,537
Portfolio Turnover	69%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	18.3
Industrials	17.7
Information Technology	16.7
Health Care	16.5
Consumer Discretionary	9.1
Real Estate	5.1
Energy	4.8
Materials	4.4
Communication Services	2.6
Utilities	2.1
Consumer Staples	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.3
Thailand - 1.0
Canada - 0.8
Ireland - 0.2
Switzerland - 0.2
Monaco - 0.2
United Kingdom - 0.1
Singapore - 0.1
Bermuda - 0.1

TOP HOLDINGS (% of Fund's net assets)
Fabrinet	1.0
Bloom Energy Corp Class A	1.0
Hecla Mining Co	1.0
Guardant Health Inc	1.0
Coeur Mining Inc	0.9
Credo Technology Group Holding Ltd	0.9
Commercial Metals Co	0.8
Abercrombie & Fitch Co Class A	0.8
EnerSys	0.7
Option Care Health Inc	0.7
8.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914302.101    1532-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Disciplined Small Cap Portfolio VIP Disciplined Small Cap Portfolio Initial Class

This annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 35	0.32%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the year, led by the industrials sector, where our stock picks in capital goods helped most. Investment choices in health care, primarily within the health care equipment & services industry, and materials further boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Hecla Mining (+286%), one of the fund's largest holdings at period end. An overweight in Bloom Energy (+356%), a position we established in 2025, also helped. The company was among our largest holdings on December 31. Outsized exposure to Guardant Health (+231%) was another plus. The stock was the fund's biggest holding this period.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in information technology, primarily software & services firms. An underweight in utilities also hampered the fund's result, as did picks and an overweight in communication services, especially media & entertainment stocks.
•The biggest individual relative detractor was an overweight in Compass Diversified Holdings (-79%). Avoiding EchoStar, a benchmark component that gained roughly 375%, hurt as well. Another notable relative detractor was an outsized stake in Payoneer Global (-44%).
•Notable changes in positioning include a higher allocation to the real estate sector.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	17.38%	10.36%	10.60%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 3000® Index	17.15%	13.15%	14.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$511,912,828
Number of Holdings	587
Total Advisory Fee	$1,664,537
Portfolio Turnover	69%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	18.3
Industrials	17.7
Information Technology	16.7
Health Care	16.5
Consumer Discretionary	9.1
Real Estate	5.1
Energy	4.8
Materials	4.4
Communication Services	2.6
Utilities	2.1
Consumer Staples	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.3
Thailand - 1.0
Canada - 0.8
Ireland - 0.2
Switzerland - 0.2
Monaco - 0.2
United Kingdom - 0.1
Singapore - 0.1
Bermuda - 0.1

TOP HOLDINGS (% of Fund's net assets)
Fabrinet	1.0
Bloom Energy Corp Class A	1.0
Hecla Mining Co	1.0
Guardant Health Inc	1.0
Coeur Mining Inc	0.9
Credo Technology Group Holding Ltd	0.9
Commercial Metals Co	0.8
Abercrombie & Fitch Co Class A	0.8
EnerSys	0.7
Option Care Health Inc	0.7
8.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914299.101    1529-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Contrafund℠ Portfolio VIP Contrafund℠ Portfolio Service Class 2

This annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 87	0.79%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the S&P 500 index, for the year, led by information technology. Our picks in industrials, primarily within the capital goods industry, also boosted relative performance, as did an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was a non-benchmark stake in Space Exploration Technologies (+116%), which was among the largest holdings at year-end. The second-largest relative contributor was an overweight in Amphenol (+95%), a large holding this year. An overweight in GE Vernova (+98%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Our picks in consumer discretionary also hampered the fund's result, along with an underweight in information technology.
•The largest individual relative detractor was an underweight in Broadcom (+51%). A second notable relative detractor was an underweight in Palantir Technologies (+135%), a stake we established in 2025. Another notable relative detractor was an overweight in Meta Platforms (+13%), which was the largest holding for the year.
•Notable changes in positioning include decreased exposure to health care and a higher allocation to information technology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	21.24%	15.08%	15.49%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$28,500,025,100
Number of Holdings	449
Total Advisory Fee	$145,107,203
Portfolio Turnover	48%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.5
Communication Services	18.1
Financials	14.6
Industrials	10.5
Consumer Discretionary	9.3
Health Care	9.2
Consumer Staples	2.5
Materials	1.5
Utilities	1.5
Energy	1.3
Real Estate	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.9
Preferred Stocks - 2.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.9
Canada - 3.1
Taiwan - 1.5
Netherlands - 1.1
Korea (South) - 0.7
United Kingdom - 0.6
Brazil - 0.4
Japan - 0.3
China - 0.2
Others - 1.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.2
Meta Platforms Inc Class A	8.7
Alphabet Inc Class C	5.3
Amazon.com Inc	5.0
Microsoft Corp	4.5
Berkshire Hathaway Inc Class B	3.5
Eli Lilly & Co	2.6
Apple Inc	1.9
GE Aerospace	1.8
Amphenol Corp Class A	1.6
45.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914168.101    365-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Contrafund℠ Portfolio VIP Contrafund℠ Portfolio Service Class

This annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 71	0.64%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the S&P 500 index, for the year, led by information technology. Our picks in industrials, primarily within the capital goods industry, also boosted relative performance, as did an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was a non-benchmark stake in Space Exploration Technologies (+116%), which was among the largest holdings at year-end. The second-largest relative contributor was an overweight in Amphenol (+95%), a large holding this year. An overweight in GE Vernova (+98%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Our picks in consumer discretionary also hampered the fund's result, along with an underweight in information technology.
•The largest individual relative detractor was an underweight in Broadcom (+51%). A second notable relative detractor was an underweight in Palantir Technologies (+135%), a stake we established in 2025. Another notable relative detractor was an overweight in Meta Platforms (+13%), which was the largest holding for the year.
•Notable changes in positioning include decreased exposure to health care and a higher allocation to information technology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	21.42%	15.26%	15.66%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$28,500,025,100
Number of Holdings	449
Total Advisory Fee	$145,107,203
Portfolio Turnover	48%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.5
Communication Services	18.1
Financials	14.6
Industrials	10.5
Consumer Discretionary	9.3
Health Care	9.2
Consumer Staples	2.5
Materials	1.5
Utilities	1.5
Energy	1.3
Real Estate	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.9
Preferred Stocks - 2.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.9
Canada - 3.1
Taiwan - 1.5
Netherlands - 1.1
Korea (South) - 0.7
United Kingdom - 0.6
Brazil - 0.4
Japan - 0.3
China - 0.2
Others - 1.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.2
Meta Platforms Inc Class A	8.7
Alphabet Inc Class C	5.3
Amazon.com Inc	5.0
Microsoft Corp	4.5
Berkshire Hathaway Inc Class B	3.5
Eli Lilly & Co	2.6
Apple Inc	1.9
GE Aerospace	1.8
Amphenol Corp Class A	1.6
45.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914169.101    470-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Contrafund℠ Portfolio VIP Contrafund℠ Portfolio Investor Class

This annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 68	0.61%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the S&P 500 index, for the year, led by information technology. Our picks in industrials, primarily within the capital goods industry, also boosted relative performance, as did an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was a non-benchmark stake in Space Exploration Technologies (+116%), which was among the largest holdings at year-end. The second-largest relative contributor was an overweight in Amphenol (+95%), a large holding this year. An overweight in GE Vernova (+98%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Our picks in consumer discretionary also hampered the fund's result, along with an underweight in information technology.
•The largest individual relative detractor was an underweight in Broadcom (+51%). A second notable relative detractor was an underweight in Palantir Technologies (+135%), a stake we established in 2025. Another notable relative detractor was an overweight in Meta Platforms (+13%), which was the largest holding for the year.
•Notable changes in positioning include decreased exposure to health care and a higher allocation to information technology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	21.43%	15.28%	15.69%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$28,500,025,100
Number of Holdings	449
Total Advisory Fee	$145,107,203
Portfolio Turnover	48%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.5
Communication Services	18.1
Financials	14.6
Industrials	10.5
Consumer Discretionary	9.3
Health Care	9.2
Consumer Staples	2.5
Materials	1.5
Utilities	1.5
Energy	1.3
Real Estate	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.9
Preferred Stocks - 2.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.9
Canada - 3.1
Taiwan - 1.5
Netherlands - 1.1
Korea (South) - 0.7
United Kingdom - 0.6
Brazil - 0.4
Japan - 0.3
China - 0.2
Others - 1.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.2
Meta Platforms Inc Class A	8.7
Alphabet Inc Class C	5.3
Amazon.com Inc	5.0
Microsoft Corp	4.5
Berkshire Hathaway Inc Class B	3.5
Eli Lilly & Co	2.6
Apple Inc	1.9
GE Aerospace	1.8
Amphenol Corp Class A	1.6
45.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914166.101    1459-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Contrafund℠ Portfolio VIP Contrafund℠ Portfolio Initial Class

This annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 60	0.54%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the S&P 500 index, for the year, led by information technology. Our picks in industrials, primarily within the capital goods industry, also boosted relative performance, as did an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was a non-benchmark stake in Space Exploration Technologies (+116%), which was among the largest holdings at year-end. The second-largest relative contributor was an overweight in Amphenol (+95%), a large holding this year. An overweight in GE Vernova (+98%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Our picks in consumer discretionary also hampered the fund's result, along with an underweight in information technology.
•The largest individual relative detractor was an underweight in Broadcom (+51%). A second notable relative detractor was an underweight in Palantir Technologies (+135%), a stake we established in 2025. Another notable relative detractor was an overweight in Meta Platforms (+13%), which was the largest holding for the year.
•Notable changes in positioning include decreased exposure to health care and a higher allocation to information technology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	21.52%	15.37%	15.78%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$28,500,025,100
Number of Holdings	449
Total Advisory Fee	$145,107,203
Portfolio Turnover	48%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.5
Communication Services	18.1
Financials	14.6
Industrials	10.5
Consumer Discretionary	9.3
Health Care	9.2
Consumer Staples	2.5
Materials	1.5
Utilities	1.5
Energy	1.3
Real Estate	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.9
Preferred Stocks - 2.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.9
Canada - 3.1
Taiwan - 1.5
Netherlands - 1.1
Korea (South) - 0.7
United Kingdom - 0.6
Brazil - 0.4
Japan - 0.3
China - 0.2
Others - 1.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.2
Meta Platforms Inc Class A	8.7
Alphabet Inc Class C	5.3
Amazon.com Inc	5.0
Microsoft Corp	4.5
Berkshire Hathaway Inc Class B	3.5
Eli Lilly & Co	2.6
Apple Inc	1.9
GE Aerospace	1.8
Amphenol Corp Class A	1.6
45.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914167.101    158-TSRA-0226

Item 2.

Code of Ethics

As of the end of the period, December 31, 2025, Variable Insurance Products Fund II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to VIP Contrafund Portfolio, VIP Disciplined Small Cap Portfolio, VIP Emerging Markets Portfolio, VIP Extended Market Index Portfolio, VIP Index 500 Portfolio, VIP International Index Portfolio and VIP Total Market Index Portfolio (the “Funds”):

Services Billed by Deloitte Entities

December 31, 2025 FeesA

Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

VIP Contrafund Portfolio	$51,500	$-	$9,500	$500
VIP Disciplined Small Cap Portfolio	$41,100	$-	$6,600	$400
VIP Emerging Markets Portfolio	$46,500	$-	$9,800	$500
VIP Extended Market Index Portfolio	$54,800	$-	$6,700	$500
VIP Index 500 Portfolio	$46,800	$-	$6,600	$500
VIP International Index Portfolio	$53,800	$-	$6,800	$500
VIP Total Market Index Portfolio	$54,800	$-	$6,700	$500

December 31, 2024 FeesA

Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

VIP Contrafund Portfolio	$50,000	$-	$9,700	$1,100
VIP Disciplined Small Cap Portfolio	$39,400	$-	$9,700	$900
VIP Emerging Markets Portfolio	$44,200	$-	$9,700	$1,000
VIP Extended Market Index Portfolio	$53,100	$-	$10,100	$1,200
VIP Index 500 Portfolio	$45,600	$-	$10,000	$1,000
VIP International Index Portfolio	$52,000	$-	$10,400	$1,200
VIP Total Market Index Portfolio	$53,100	$-	$9,800	$1,200

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to VIP International Capital Appreciation Portfolio (the “Fund”):

Services Billed by PwC

December 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP International Capital Appreciation Portfolio	$52,200	$2,200	$5,800	$700

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP International Capital Appreciation Portfolio	$50,700	$4,600	$11,600	$1,600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2025A	December 31, 2024A
Audit-Related Fees	$125,000	$125,000
Tax Fees	$-	$-
All Other Fees	$1,970,400	$2,929,500

A Amounts may reflect rounding.

Services Billed by PwC

	December 31, 2025A	December 31, 2024A
Audit-Related Fees	$8,914,100	$9,701,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2025A	December 31, 2024A
Deloitte Entities	$2,488,300	$3,426,000
PwC	$13,760,300	$15,308,900

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Variable Insurance Products:

VIP International Capital Appreciation Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP International Capital Appreciation Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
AUSTRIA - 1.6%
Financials - 1.6%
Banks - 1.6%
Erste Group Bank AG	121,068	14,640,521
BRAZIL - 3.0%
Consumer Discretionary - 1.4%
Broadline Retail - 1.4%
MercadoLibre Inc (b)	6,214	12,516,611
Materials - 1.6%
Metals & Mining - 1.6%
Wheaton Precious Metals Corp	124,090	14,588,294
TOTAL BRAZIL		27,104,905
CANADA - 9.9%
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Cameco Corp	119,400	10,933,075
Financials - 1.4%
Capital Markets - 1.4%
Brookfield Asset Management Ltd Class A (United States)	233,352	12,225,311
Industrials - 1.3%
Professional Services - 1.3%
Thomson Reuters Corp (a)	86,705	11,442,116
Information Technology - 4.5%
Electronic Equipment, Instruments & Components - 1.2%
Celestica Inc (United States) (b)	36,300	10,730,643
IT Services - 1.6%
Shopify Inc Class A (United States) (b)	87,636	14,106,767
Software - 1.7%
Constellation Software Inc/Canada	6,278	15,100,498
TOTAL INFORMATION TECHNOLOGY		39,937,908
Materials - 1.5%
Metals & Mining - 1.5%
Franco-Nevada Corp	62,646	12,985,621
TOTAL CANADA		87,524,031
CHINA - 3.1%
Communication Services - 3.1%
Interactive Media & Services - 3.1%
Tencent Holdings Ltd	365,155	28,023,287
DENMARK - 1.9%
Industrials - 1.9%
Air Freight & Logistics - 1.9%
DSV A/S	65,407	16,620,221
FRANCE - 4.7%
Consumer Discretionary - 1.4%
Textiles, Apparel & Luxury Goods - 1.4%
Hermes International SCA	5,219	13,015,008
Industrials - 3.3%
Aerospace & Defense - 1.9%
Safran SA	47,303	16,476,443
Electrical Equipment - 1.4%
Legrand SA	86,232	12,819,488
TOTAL INDUSTRIALS		29,295,931
TOTAL FRANCE		42,310,939
GERMANY - 7.3%
Financials - 1.6%
Banks - 1.6%
Commerzbank AG	343,897	14,589,734
Industrials - 3.9%
Aerospace & Defense - 2.0%
Rheinmetall AG	9,540	17,501,008
Electrical Equipment - 1.9%
Siemens Energy AG (b)	122,802	17,227,718
TOTAL INDUSTRIALS		34,728,726
Materials - 1.8%
Construction Materials - 1.8%
Heidelberg Materials AG	61,774	16,015,345
TOTAL GERMANY		65,333,805
INDIA - 7.2%
Communication Services - 1.4%
Wireless Telecommunication Services - 1.4%
Bharti Airtel Ltd	549,160	12,867,633
Financials - 3.1%
Banks - 3.1%
HDFC Bank Ltd	1,285,570	14,180,154
ICICI Bank Ltd	869,354	13,013,777
TOTAL FINANCIALS		27,193,931
Industrials - 2.7%
Construction & Engineering - 1.5%
Larsen & Toubro Ltd	291,984	13,268,308
Transportation Infrastructure - 1.2%
Adani Ports & Special Economic Zone Ltd	683,708	11,182,858
TOTAL INDUSTRIALS		24,451,166
TOTAL INDIA		64,512,730
ISRAEL - 4.4%
Financials - 3.1%
Banks - 3.1%
Bank Hapoalim BM	619,358	14,012,888
Bank Leumi Le-Israel BM	619,149	13,648,478
TOTAL FINANCIALS		27,661,366
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 1.3%
Next Vision Stabilized Systems Ltd	181,200	11,943,251
TOTAL ISRAEL		39,604,617
JAPAN - 4.8%
Industrials - 3.7%
Industrial Conglomerates - 2.2%
Hitachi Ltd	631,565	19,764,630
Machinery - 1.5%
Mitsubishi Heavy Industries Ltd	540,883	13,204,274
TOTAL INDUSTRIALS		32,968,904
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Disco Corp	33,000	10,053,855
TOTAL JAPAN		43,022,759
NETHERLANDS - 4.2%
Information Technology - 4.2%
Semiconductors & Semiconductor Equipment - 4.2%
ASM International NV	24,512	14,910,245
ASML Holding NV	20,850	22,466,296

TOTAL NETHERLANDS		37,376,541
SINGAPORE - 1.3%
Consumer Discretionary - 1.3%
Broadline Retail - 1.3%
Sea Ltd Class A ADR (b)	94,082	12,002,041
SPAIN - 3.9%
Financials - 1.9%
Banks - 1.9%
Banco Santander SA	1,420,418	16,719,016
Utilities - 2.0%
Electric Utilities - 2.0%
Iberdrola SA	844,822	18,293,265
TOTAL SPAIN		35,012,281
SWITZERLAND - 3.4%
Financials - 3.4%
Capital Markets - 1.6%
UBS Group AG	300,670	14,029,495
Insurance - 1.8%
Zurich Insurance Group AG	21,472	16,247,920
TOTAL SWITZERLAND		30,277,415
TAIWAN - 5.8%
Information Technology - 5.8%
Semiconductors & Semiconductor Equipment - 5.8%
Taiwan Semiconductor Manufacturing Co Ltd	1,043,387	51,402,134
UNITED KINGDOM - 9.3%
Consumer Discretionary - 2.9%
Hotels, Restaurants & Leisure - 2.9%
Compass Group PLC	408,922	12,956,715
InterContinental Hotels Group PLC	93,414	13,127,359
TOTAL CONSUMER DISCRETIONARY		26,084,074
Financials - 2.6%
Capital Markets - 1.5%
3i Group PLC	302,854	13,279,796
Insurance - 1.1%
Aviva PLC	1,122,458	10,355,090
TOTAL FINANCIALS		23,634,886
Industrials - 3.8%
Aerospace & Defense - 2.2%
Rolls-Royce Holdings PLC	1,208,484	18,690,066
Professional Services - 1.6%
RELX PLC	351,284	14,152,115
TOTAL INDUSTRIALS		32,842,181
TOTAL UNITED KINGDOM		82,561,141
UNITED STATES - 23.5%
Communication Services - 1.3%
Entertainment - 1.3%
Spotify Technology SA (b)	20,975	12,180,392
Financials - 8.3%
Capital Markets - 2.9%
Moody's Corp	22,865	11,680,585
S&P Global Inc	26,569	13,884,695
		25,565,280
Financial Services - 2.8%
Mastercard Inc Class A	22,418	12,797,988
Visa Inc Class A	34,088	11,955,002
		24,752,990
Insurance - 2.6%
Aon PLC	30,900	10,903,992
Arthur J Gallagher & Co	48,434	12,534,235
		23,438,227
TOTAL FINANCIALS		73,756,497
Industrials - 7.7%
Aerospace & Defense - 1.4%
TransDigm Group Inc	9,261	12,315,741
Building Products - 1.2%
Trane Technologies PLC	28,587	11,126,060
Commercial Services & Supplies - 1.4%
Waste Connections Inc	72,258	12,672,723
Construction & Engineering - 1.4%
Ferrovial SE	192,591	12,525,265
Electrical Equipment - 2.3%
Schneider Electric SE	72,710	19,891,658
TOTAL INDUSTRIALS		68,531,447
Information Technology - 3.1%
Software - 3.1%
Cadence Design Systems Inc (b)	39,880	12,465,690
Synopsys Inc (b)	31,463	14,778,801
TOTAL INFORMATION TECHNOLOGY		27,244,491
Materials - 3.1%
Construction Materials - 3.1%
CRH PLC (United Kingdom)	110,829	13,899,427
Holcim AG	139,413	13,571,900
TOTAL MATERIALS		27,471,327
TOTAL UNITED STATES		209,184,154
TOTAL COMMON STOCKS (Cost $656,932,782)		886,513,522

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.79	7,740,494	7,742,042
Fidelity Securities Lending Cash Central Fund (c)(d)	3.77	167,563	167,580
TOTAL MONEY MARKET FUNDS (Cost $7,910,021)			7,909,622

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $664,842,803)	894,423,144
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,434,558)
NET ASSETS - 100.0%	892,988,586

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,912,417	329,409,745	326,581,177	345,114	1,456	(399)	7,742,042	7,740,494	0.0%
Fidelity Securities Lending Cash Central Fund	-	82,626,846	82,459,266	34,279	-	-	167,580	167,563	0.0%
Total	4,912,417	412,036,591	409,040,443	379,393	1,456	(399)	7,909,622

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	53,071,312	25,048,025	28,023,287	-
Consumer Discretionary	63,617,734	37,533,660	26,084,074	-
Energy	10,933,075	10,933,075	-	-
Financials	240,698,677	181,438,168	59,260,509	-
Industrials	250,880,692	138,418,930	112,461,762	-
Information Technology	177,958,180	94,035,895	83,922,285	-
Materials	71,060,587	41,473,342	29,587,245	-
Utilities	18,293,265	-	18,293,265	-

Money Market Funds	7,909,622	7,909,622	-	-
Total Investments in Securities:	894,423,144	536,790,717	357,632,427	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $158,567) - See accompanying schedule:
Unaffiliated issuers (cost $656,932,782)	$886,513,522
Fidelity Central Funds (cost $7,910,021)	7,909,622

Total Investment in Securities (cost $664,842,803)		$894,423,144
Foreign currency held at value (cost $83,368)		83,373
Receivable for fund shares sold		1,156,623
Dividends receivable		327,957
Reclaims receivable		1,159,032
Distributions receivable from Fidelity Central Funds		14,647
Prepaid expenses		708
Other receivables		141,164
Total assets		897,306,648
Liabilities
Payable for fund shares redeemed	$402,015
Accrued management fee	574,952
Distribution and service plan fees payable	38,320
Deferred taxes	3,050,257
Other payables and accrued expenses	84,938
Collateral on securities loaned	167,580
Total liabilities		4,318,062
Net Assets		$892,988,586
Net Assets consist of:
Paid in capital		$601,516,010
Total accumulated earnings (loss)		291,472,576
Net Assets		$892,988,586

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($236,696,853 ÷ 8,888,991 shares)		$26.63
Service Class :
Net Asset Value, offering price and redemption price per share ($20,531,494 ÷ 777,800 shares)		$26.40
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($178,812,553 ÷ 6,811,243 shares)		$26.25
Investor Class :
Net Asset Value, offering price and redemption price per share ($456,947,686 ÷ 17,332,989 shares)		$26.36
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$12,005,780
Interest		130
Income from Fidelity Central Funds (including $34,279 from security lending)		379,393
Income before foreign taxes withheld		$12,385,303
Less foreign taxes withheld		(1,533,505)
Total income		10,851,798
Expenses
Management fee	$6,383,574
Distribution and service plan fees	412,593
Custodian fees and expenses	142,019
Independent trustees' fees and expenses	3,137
Audit fees	117,921
Legal	2,430
Interest	29,735
Miscellaneous	2,822
Total expenses		7,094,231
Net Investment income (loss)		3,757,567
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $374,029)	72,364,972
Fidelity Central Funds	1,456
Foreign currency transactions	150,776
Total net realized gain (loss)		72,517,204
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $905,442)	53,684,182
Fidelity Central Funds	(399)
Assets and liabilities in foreign currencies	124,485
Total change in net unrealized appreciation (depreciation)		53,808,268
Net gain (loss)		126,325,472
Net increase (decrease) in net assets resulting from operations		$130,083,039
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,757,567	$2,696,134
Net realized gain (loss)	72,517,204	60,247,494
Change in net unrealized appreciation (depreciation)	53,808,268	(12,326,775)
Net increase (decrease) in net assets resulting from operations	130,083,039	50,616,853
Distributions to shareholders	(11,592,620)	(4,835,175)

Share transactions - net increase (decrease)	78,472,282	16,924,137
Total increase (decrease) in net assets	196,962,701	62,705,815

Net Assets
Beginning of period	696,025,885	633,320,070
End of period	$892,988,586	$696,025,885

Financial Highlights
VIP International Capital Appreciation Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.77	$21.20	$16.69	$24.37	$23.03
Income from Investment Operations
Net investment income (loss) A,B	.14	.11	.08	.06	.02
Net realized and unrealized gain (loss)	4.09	1.64	4.51	(6.24)	2.75
Total from investment operations	4.23	1.75	4.59	(6.18)	2.77
Distributions from net investment income	(.25)	(.18)	(.08)	(.05)	-
Distributions from net realized gain	(.12)	-	-	(1.45)	(1.43)
Total distributions	(.37)	(.18)	(.08)	(1.50)	(1.43)
Net asset value, end of period	$26.63	$22.77	$21.20	$16.69	$24.37
Total Return C,D	18.69%	8.19%	27.50%	(26.40)%	12.39%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.78%	.78%	.83%	.82%	.82%
Expenses net of fee waivers, if any	.78%	.78%	.82%	.82%	.82%
Expenses net of all reductions, if any	.78%	.78%	.82%	.82%	.82%
Net investment income (loss)	.55%	.48%	.39%	.33%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$236,697	$199,022	$184,496	$144,579	$185,777
Portfolio turnover rate G	102%	74%	72%	104%	147%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP International Capital Appreciation Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.63	$21.13	$16.62	$24.28	$22.97
Income from Investment Operations
Net investment income (loss) A,B	.12	.08	.06	.04	- C
Net realized and unrealized gain (loss)	4.07	1.63	4.50	(6.22)	2.73
Total from investment operations	4.19	1.71	4.56	(6.18)	2.73
Distributions from net investment income	(.29)	(.21)	(.05)	(.03)	-
Distributions from net realized gain	(.12)	-	-	(1.45)	(1.42)
Total distributions	(.42) D	(.21)	(.05)	(1.48)	(1.42)
Net asset value, end of period	$26.40	$22.63	$21.13	$16.62	$24.28
Total Return E,F	18.60%	8.04%	27.46%	(26.49)%	12.21%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.87%	.92%	.93%	.92%	.92%
Expenses net of fee waivers, if any	.87%	.91%	.92%	.92%	.92%
Expenses net of all reductions, if any	.87%	.91%	.92%	.92%	.92%
Net investment income (loss)	.45%	.35%	.29%	.23%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$20,531	$10,714	$4,053	$3,877	$5,064
Portfolio turnover rate I	102%	74%	72%	104%	147%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP International Capital Appreciation Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.47	$20.94	$16.49	$24.11	$22.81
Income from Investment Operations
Net investment income (loss) A,B	.08	.05	.03	.01	(.04)
Net realized and unrealized gain (loss)	4.02	1.62	4.45	(6.16)	2.73
Total from investment operations	4.10	1.67	4.48	(6.15)	2.69
Distributions from net investment income	(.20)	(.14)	(.03)	(.02)	-
Distributions from net realized gain	(.12)	-	-	(1.45)	(1.39)
Total distributions	(.32)	(.14)	(.03)	(1.47)	(1.39)
Net asset value, end of period	$26.25	$22.47	$20.94	$16.49	$24.11
Total Return C,D	18.36%	7.92%	27.18%	(26.57)%	12.11%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.02%	1.04%	1.08%	1.07%	1.07%
Expenses net of fee waivers, if any	1.02%	1.04%	1.07%	1.07%	1.07%
Expenses net of all reductions, if any	1.02%	1.04%	1.07%	1.07%	1.07%
Net investment income (loss)	.30%	.22%	.14%	.08%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$178,813	$133,452	$102,350	$67,491	$68,271
Portfolio turnover rate G	102%	74%	72%	104%	147%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP International Capital Appreciation Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.56	$21.00	$16.53	$24.15	$22.85
Income from Investment Operations
Net investment income (loss) A,B	.12	.09	.06	.04	- C
Net realized and unrealized gain (loss)	4.04	1.62	4.47	(6.17)	2.72
Total from investment operations	4.16	1.71	4.53	(6.13)	2.72
Distributions from net investment income	(.24)	(.15)	(.06)	(.03)	-
Distributions from net realized gain	(.12)	-	-	(1.45)	(1.42)
Total distributions	(.36)	(.15)	(.06)	(1.49) D	(1.42)
Net asset value, end of period	$26.36	$22.56	$21.00	$16.53	$24.15
Total Return E,F	18.56%	8.12%	27.42%	(26.45)%	12.24%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.85%	.86%	.90%	.90%	.90%
Expenses net of fee waivers, if any	.85%	.86%	.90%	.90%	.90%
Expenses net of all reductions, if any	.85%	.86%	.90%	.90%	.90%
Net investment income (loss)	.47%	.40%	.32%	.25%	-% I
Supplemental Data
Net assets, end of period (000 omitted)	$456,948	$352,838	$342,421	$277,031	$426,865
Portfolio turnover rate J	102%	74%	72%	104%	147%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$241,639,682
Gross unrealized depreciation	(16,213,332)
Net unrealized appreciation (depreciation)	$225,426,350
Tax Cost	$668,996,794

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gain	$72,248,514
Net unrealized appreciation (depreciation) on securities and other investments	$225,469,050

The Fund intends to elect to defer to its next fiscal year $3,194,730 of ordinary losses recognized during the period November 1, 2025 to December 31, 2025.

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$7,818,000	$4,835,175
Long-term Capital Gains	3,774,620	-
Total	$11,592,620	$4,835,175
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP International Capital Appreciation Portfolio	893,370,168	826,005,306
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.74
Service Class	.74
Service Class 2.74
Investor Class	.82

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.74
Service Class	.74
Service Class 2.74
Investor Class	.82

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$12,740
Service Class 2	399,853
$412,593

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP International Capital Appreciation Portfolio	609

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP International Capital Appreciation Portfolio	Borrower	7,309,606	4.32%	28,914

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP International Capital Appreciation Portfolio	52,726,300	42,700,129	4,629,173
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP International Capital Appreciation Portfolio	1,050
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP International Capital Appreciation Portfolio	3,646	-	-
8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP International Capital Appreciation Portfolio	1,352,000	4.37%	821
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP International Capital Appreciation Portfolio
Distributions to shareholders
Initial Class	$3,261,369	$1,533,340
Service Class	264,768	97,243
Service Class 2	2,066,654	786,004
Investor Class	5,999,829	2,418,588
Total	$11,592,620	$4,835,175
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP International Capital Appreciation Portfolio
Initial Class
Shares sold	735,321	436,160	$18,568,981	$10,192,579
Reinvestment of distributions	129,837	63,889	3,261,369	1,533,340
Shares redeemed	(717,339)	(460,910)	(17,871,361)	(10,548,026)
Net increase (decrease)	147,819	39,139	$3,958,989	$1,177,893
Service Class
Shares sold	500,524	403,551	$13,135,158	$9,334,527
Reinvestment of distributions	10,398	4,029	262,547	96,124
Shares redeemed	(206,508)	(126,017)	(5,051,763)	(2,933,153)
Net increase (decrease)	304,414	281,563	$8,345,942	$6,497,498
Service Class 2
Shares sold	1,769,311	1,862,507	$44,419,406	$42,363,949
Reinvestment of distributions	83,702	33,193	2,066,655	786,004
Shares redeemed	(982,093)	(843,360)	(24,489,556)	(18,850,051)
Net increase (decrease)	870,920	1,052,340	$21,996,505	$24,299,902
Investor Class
Shares sold	2,993,292	763,377	$77,093,057	$17,354,121
Reinvestment of distributions	240,911	101,750	5,999,829	2,418,588
Shares redeemed	(1,544,552)	(1,526,071)	(38,922,040)	(34,823,865)
Net increase (decrease)	1,689,651	(660,944)	$44,170,846	$(15,051,156)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP International Capital Appreciation Portfolio	54	1	22
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund II and Shareholders of VIP International Capital Appreciation Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP International Capital Appreciation Portfolio (one of the funds constituting Variable Insurance Products Fund II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 10, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $72,347,617, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $202,241 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Initial Class designates 0% and 9%; Service Class designates 0% and 7%; Service Class 2 designates 0% and 11%; and Investor Class designates 0% and 9%; of the dividend distributed in February and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP International Capital Appreciation Portfolio
Initial Class	12/05/2025	$0.2357	$0.0495
Service Class	12/05/2025	$0.2738	$0.0495
Service Class 2	12/05/2025	$0.1933	$0.0495
Investor Class	12/05/2025	$0.2269	$0.0495

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.811843.121
VIPCAP-ANN-0226
Fidelity® Variable Insurance Products:

VIP Extended Market Index Portfolio
VIP International Index Portfolio
VIP Total Market Index Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). A fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Extended Market Index Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 97.8%
	Shares	Value ($)
AUSTRALIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Anglogold Ashanti Plc	27,435	2,339,658
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	6,737	139,725
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	11,596	129,179
Liberty Global Ltd Class C (b)	7,999	88,309

TOTAL BELGIUM		217,488
BERMUDA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	3,443	31,090
Financials - 0.2%
Insurance - 0.2%
RenaissanceRe Holdings Ltd	3,043	855,570
TOTAL BERMUDA		886,660
CANADA - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	5,971	22,690
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	1,532	81,839
Information Technology - 0.2%
Software - 0.2%
D-Wave Quantum Inc (b)(c)	21,913	573,025
Hut 8 Corp (United States) (b)	6,081	279,361
TOTAL INFORMATION TECHNOLOGY		852,386
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Inc (b)(c)	2,886	53,420
TOTAL CANADA		1,010,335
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)	12,607	44,503
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	3,558	18,786
Paper & Forest Products - 0.0%
Mercer International Inc	2,851	5,645
TOTAL GERMANY		24,431
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	30,386	27,572
IRELAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	2,359	24,982
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	2,729	26,062
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	931	61,995
TOTAL IRELAND		113,039
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)	10,504	109,662
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	8,022	211,620
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	2,486	126,363
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	3,851	92,154
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	1,060	12,497
PUERTO RICO - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	3,801	28,089
Liberty Latin America Ltd Class C (b)	6,780	50,579
TOTAL COMMUNICATION SERVICES		78,668
Financials - 0.2%
Banks - 0.2%
First BanCorp/Puerto Rico	10,366	214,887
Ofg Bancorp	2,936	120,317
Popular Inc	4,359	542,784
		877,988
Financial Services - 0.0%
EVERTEC Inc	4,204	122,294
TOTAL FINANCIALS		1,000,282
TOTAL PUERTO RICO		1,078,950
SINGAPORE - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	3,407	155,223
SWEDEN - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Autoliv Inc	4,570	542,459
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	6,778	148,370
TOTAL SWEDEN		690,829
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	8,957	156,120
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(c)	5,895	309,134
TOTAL SWITZERLAND		465,254
THAILAND - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	1,151	31,250
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Fabrinet (b)	2,319	1,055,794
TOTAL THAILAND		1,087,044
UNITED KINGDOM - 0.4%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Soho House & Co Inc Class A (b)(c)	1,857	16,639
Energy - 0.4%
Energy Equipment & Services - 0.4%
TechnipFMC PLC	26,567	1,183,826
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	1,758	23,786
TOTAL UNITED KINGDOM		1,224,251
UNITED STATES - 95.6%
Communication Services - 3.5%
Diversified Telecommunication Services - 0.6%
Anterix Inc (b)	1,200	26,196
AST SpaceMobile Inc Class A (b)(c)	15,154	1,100,635
Atn International Inc	665	15,161
Bandwidth Inc Class A (b)	1,793	27,702
Cogent Communications Holdings Inc	3,024	65,197
Frontier Communications Parent Inc (b)	16,136	614,298
Globalstar Inc (b)	3,285	200,516
IDT Corp Class B	1,317	67,444
Iridium Communications Inc	6,991	121,504
Lumen Technologies Inc (b)	61,141	475,066
Shenandoah Telecommunications Co	2,904	33,570
Uniti Group Inc (b)	11,387	79,823
		2,827,112
Entertainment - 0.7%
AMC Entertainment Holdings Inc Class A (b)	32,521	50,733
Atlanta Braves Holdings Inc Class A (b)(c)	817	34,714
Atlanta Braves Holdings Inc Class C (b)	2,824	111,407
Cinemark Holdings Inc	6,690	155,476
Eventbrite Inc Class A (b)	5,087	22,637
Madison Square Garden Entertainment Corp Class A (b)	2,654	143,024
Madison Square Garden Sports Corp Class A (b)	1,162	300,551
Marcus Corp/The	1,477	22,908
Roku Inc Class A (b)	8,427	914,245
Sphere Entertainment Co Class A (b)(c)	1,768	168,101
Starz Entertainment Corp	805	9,419
TKO Group Holdings Inc Class A	4,460	932,141
Vivid Seats Inc Class A (b)(c)	201	1,449
Warner Music Group Corp Class A	9,457	290,046
		3,156,851
Interactive Media & Services - 1.0%
Angi Inc Class A (b)(c)	2,345	30,321
Bumble Inc Class A (b)	4,608	16,450
Cargurus Inc Class A (b)	5,522	211,769
Cars.com Inc (b)	3,622	44,188
EverQuote Inc Class A (b)	1,783	48,141
fuboTV Inc Class A (b)	21,778	54,881
IAC Inc Class A (b)	4,398	171,962
Match Group Inc	15,562	502,497
MediaAlpha Inc Class A (b)	2,086	27,013
Nextdoor Holdings Inc Class A (b)	14,110	29,631
QuinStreet Inc (b)	3,618	51,991
Reddit Inc Class A (b)	8,011	1,841,489
Rumble Inc Class A (b)(c)	7,089	44,802
Shutterstock Inc	1,546	29,529
Snap Inc Class A (b)	71,505	577,045
TripAdvisor Inc Class A	7,654	111,442
Trump Media & Technology Group Corp (b)(c)	10,571	139,960
Yelp Inc Class A (b)	3,950	120,041
Ziff Davis Inc (b)	2,722	95,678
ZipRecruiter Inc Class A (b)	4,045	15,775
ZoomInfo Technologies Inc (b)	18,227	185,369
		4,349,974
Media - 1.1%
AMC Networks Inc Class A (b)	2,003	19,069
Boston Omaha Corp (b)(c)	1,393	17,231
Cable One Inc	294	33,178
Cardlytics Inc (b)(c)	3,362	3,866
Clear Channel Outdoor Holdings Inc (b)	20,251	44,755
DoubleVerify Holdings Inc (b)	8,635	98,784
EchoStar Corp Class A (b)	8,704	946,126
EW Scripps Co/The Class A (b)	4,261	17,001
Gray Media Inc	5,306	25,681
Ibotta Inc Class A (b)	919	20,889
iHeartMedia Inc Class A (b)	7,688	31,982
John Wiley & Sons Inc Class A	2,615	80,097
Liberty Broadband Corp Class A (b)	1,093	52,770
Liberty Broadband Corp Class C (b)	7,609	369,797
Magnite Inc (b)	9,329	151,410
National CineMedia Inc (c)	5,972	23,231
New York Times Co/The Class A	10,484	727,800
News Corp Class A	25,348	662,091
News Corp Class B (c)	7,118	210,906
Nexstar Media Group Inc	1,849	375,439
Optimum Communications Inc Class A (b)	16,763	27,659
Paramount Skydance Corp Class B (c)	20,011	268,147
PubMatic Inc Class A (b)	2,225	19,736
Scholastic Corp	1,446	42,845
Sinclair Inc Class A	2,532	38,740
Sirius XM Holdings Inc (c)	12,235	244,639
Stagwell Inc Class A (b)	7,071	34,577
TechTarget Inc (b)	1,838	9,925
TEGNA Inc	10,435	202,543
Thryv Holdings Inc (b)	2,618	15,839
USA TODAY Co Inc (b)	7,813	40,237
		4,856,990
Wireless Telecommunication Services - 0.1%
Array Digital Infrastructure Inc	911	48,848
Gogo Inc (b)	4,726	22,023
NII Holdings Inc (b)(c)(d)	1,280	0
Spok Holdings Inc	1,381	18,215
Telephone and Data Systems Inc	6,370	261,170
		350,256
TOTAL COMMUNICATION SERVICES		15,541,183
Consumer Discretionary - 10.9%
Automobile Components - 0.8%
Adient PLC (b)	5,152	98,764
American Axle & Manufacturing Holdings Inc (b)	7,507	48,120
BorgWarner Inc	13,985	630,164
Cooper-Standard Holdings Inc (b)	1,119	36,736
Dana Inc	8,526	202,578
Dorman Products Inc (b)	1,801	221,865
Fox Factory Holding Corp (b)	2,641	45,188
Gentex Corp	14,221	330,923
Gentherm Inc (b)	2,052	74,631
Goodyear Tire & Rubber Co/The (b)	18,638	163,269
LCI Industries	1,585	192,324
Lear Corp	3,446	394,912
Patrick Industries Inc	2,158	233,992
Phinia Inc	2,546	159,609
QuantumScape Corp Class A (b)(c)	28,099	292,792
Solid Power Inc (b)(c)	10,707	45,505
Standard Motor Products Inc	1,331	49,047
Stoneridge Inc (b)	1,776	10,282
Visteon Corp	1,774	168,707
XPEL Inc (b)(e)	1,599	79,806
		3,479,214
Automobiles - 0.4%
Harley-Davidson Inc	7,905	161,973
Lucid Group Inc (b)(c)	8,507	89,919
Rivian Automotive Inc Class A (b)	51,646	1,017,943
Thor Industries Inc	3,443	353,493
Winnebago Industries Inc	1,788	72,450
		1,695,778
Broadline Retail - 0.3%
Dillard's Inc Class A	198	120,055
Etsy Inc (b)	6,415	355,648
Groupon Inc (b)	1,821	32,068
Kohl's Corp	7,308	149,156
Macy's Inc	17,573	387,485
Ollie's Bargain Outlet Holdings Inc (b)	3,968	434,932
Savers Value Village Inc (b)(c)	2,375	22,182
		1,501,526
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)	1,671	65,637
Gold.com Inc	1,259	42,868
		108,505
Diversified Consumer Services - 1.0%
ADT Inc	33,132	267,375
Adtalem Global Education Inc (b)	2,327	240,775
American Public Education Inc (b)	1,148	43,394
Bright Horizons Family Solutions Inc (b)	3,683	373,456
Carriage Services Inc	995	42,089
Coursera Inc (b)	9,046	66,579
Driven Brands Holdings Inc (b)	3,735	55,353
Duolingo Inc Class A (b)	2,569	450,860
European Wax Center Inc Class A (b)	1,941	6,988
Frontdoor Inc (b)	4,719	272,239
Graham Holdings Co Class B	220	241,692
Grand Canyon Education Inc (b)	1,797	298,859
H&R Block Inc	8,677	378,144
KinderCare Learning Cos Inc (b)	2,003	8,653
Laureate Education Inc (b)	8,672	291,986
Lincoln Educational Services Corp (b)	1,863	44,991
Matthews International Corp Class A (c)	1,963	51,274
Mister Car Wash Inc (b)	6,182	34,372
Nerdy Inc Class A (b)(c)	4,254	4,423
Perdoceo Education Corp	4,035	118,347
Service Corp International/US	9,065	706,798
Strategic Education Inc	1,560	125,112
Stride Inc (b)	2,802	181,934
Udemy Inc (b)	6,004	35,123
Universal Technical Institute Inc (b)	3,178	83,041
		4,423,857
Hotels, Restaurants & Leisure - 2.7%
Accel Entertainment Inc Class A (b)	3,742	42,696
Aramark	16,979	625,846
Biglari Holdings Inc Class B (b)	42	13,962
BJ's Restaurants Inc (b)	1,406	55,396
Bloomin' Brands Inc	4,909	30,289
Boyd Gaming Corp	3,826	326,128
Brinker International Inc (b)	2,875	412,620
Caesars Entertainment Inc (b)	13,463	314,900
Cava Group Inc (b)	6,453	378,727
Cheesecake Factory Inc/The	2,998	151,339
Choice Hotels International Inc (c)	1,359	129,458
Churchill Downs Inc	4,307	490,050
Cracker Barrel Old Country Store Inc (c)	1,417	35,992
Dave & Buster's Entertainment Inc (b)(c)	1,710	27,719
Denny's Corp (b)	3,276	20,377
Dine Brands Global Inc (c)	993	31,915
Dutch Bros Inc Class A (b)	8,212	502,739
El Pollo Loco Holdings Inc (b)	1,638	17,133
First Watch Restaurant Group Inc (b)	2,904	43,792
Global Business Travel Group I Class A (b)(c)	6,988	53,458
Golden Entertainment Inc	1,258	34,205
Hilton Grand Vacations Inc (b)	4,007	179,313
Hyatt Hotels Corp Class A (c)	2,734	438,315
Jack in the Box Inc (c)	1,209	22,911
Krispy Kreme Inc	5,979	24,036
Kura Sushi USA Inc Class A (b)	401	20,984
Life Time Group Holdings Inc (b)	9,828	261,228
Lindblad Expeditions Holdings Inc (b)	2,399	34,594
Lucky Strike Entertainment Corp Class A (c)	990	8,385
Marriott Vacations Worldwide Corp	1,838	106,034
MGM Resorts International (b)	13,178	480,865
Monarch Casino & Resort Inc	838	80,197
Norwegian Cruise Line Holdings Ltd (b)	29,191	651,543
Papa John's International Inc (c)	2,186	84,139
Penn Entertainment Inc (b)	9,205	135,774
Planet Fitness Inc Class A (b)	5,427	588,667
Portillo's Inc Class A (b)(c)	4,561	20,707
Pursuit Attractions and Hospitality Inc (b)	1,363	45,906
Rci Hospitality Holdings Inc	510	12,158
Red Rock Resorts Inc Class A	3,125	193,594
Rush Street Interactive Inc Class A (b)	6,294	122,292
Sabre Corp (b)	24,949	33,931
Serve Robotics Inc (b)(c)	3,035	31,503
Shake Shack Inc Class A (b)	2,611	211,935
Six Flags Entertainment Corp (b)	6,691	102,640
Sweetgreen Inc Class A (b)(c)	6,746	45,603
Target Hospitality Corp (b)	2,041	16,348
Texas Roadhouse Inc	4,293	712,638
Travel + Leisure Co	4,202	296,367
United Parks & Resorts Inc (b)(c)	1,743	63,271
Vail Resorts Inc (c)	2,407	319,650
Viking Holdings Ltd (b)	11,812	843,495
Wendy's Co/The (c)	10,128	84,366
Wingstop Inc	1,807	430,951
Wyndham Hotels & Resorts Inc	4,937	373,040
Wynn Resorts Ltd	5,460	657,002
Xponential Fitness Inc Class A (b)(c)	1,729	14,230
		11,487,353
Household Durables - 1.6%
Beazer Homes USA Inc (b)(c)	1,718	34,824
Cavco Industries Inc (b)	513	303,050
Century Communities Inc	1,710	101,489
Champion Homes Inc (b)	3,661	309,355
Cricut Inc Class A	3,112	15,404
Dream Finders Homes Inc Class A (b)(c)	1,828	31,259
Ethan Allen Interiors Inc	1,492	34,077
Flexsteel Industries Inc	241	9,516
Green Brick Partners Inc (b)	2,002	125,445
Helen of Troy Ltd (b)	1,453	30,876
Hovnanian Enterprises Inc Class A (b)	290	28,287
Installed Building Products Inc	1,479	383,638
KB Home	4,416	249,107
La-Z-Boy Inc	2,727	101,635
Legacy Housing Corp (b)	578	11,283
Leggett & Platt Inc	8,609	94,699
LGI Homes Inc (b)	1,284	55,161
Lovesac Co/The (b)	876	12,921
M/I Homes Inc (b)	1,718	219,818
Meritage Homes Corp	4,629	304,588
Mohawk Industries Inc (b)	3,380	369,434
Newell Brands Inc	27,783	103,353
SharkNinja Inc (b)	4,559	510,152
Smith Douglas Homes Corp Class A (b)(c)	589	9,877
Somnigroup International Inc	13,570	1,211,530
Sonos Inc (b)	7,895	138,636
Taylor Morrison Home Corp (b)	6,398	376,650
Toll Brothers Inc	6,342	857,565
TopBuild Corp (b)	1,810	755,114
Tri Pointe Homes Inc (b)	5,695	179,222
Whirlpool Corp (c)	3,628	261,724
		7,229,689
Leisure Products - 0.6%
Acushnet Holdings Corp	1,800	143,676
Brunswick Corp/DE	4,243	315,000
Funko Inc Class A (b)	2,453	8,340
Hasbro Inc	8,607	705,774
JAKKS Pacific Inc	580	9,790
Johnson Outdoors Inc Class A	381	16,173
Latham Group Inc (b)	2,948	18,720
Malibu Boats Inc Class A (b)	1,215	34,275
MasterCraft Boat Holdings Inc (b)	805	15,223
Mattel Inc (b)	20,837	413,406
Peloton Interactive Inc Class A (b)	25,538	157,314
Polaris Inc (c)	3,471	219,541
Smith & Wesson Brands Inc	2,841	28,041
Sturm Ruger & Co Inc	1,030	33,630
Topgolf Callaway Brands Corp (b)	9,219	107,586
YETI Holdings Inc (b)	5,266	232,599
		2,459,088
Specialty Retail - 2.4%
1-800-Flowers.com Inc Class A (b)(c)	1,610	6,327
Abercrombie & Fitch Co Class A (b)	3,083	388,057
Academy Sports & Outdoors Inc	4,311	215,378
Advance Auto Parts Inc (c)	3,889	152,838
America's Car-Mart Inc/TX (b)	496	12,529
American Eagle Outfitters Inc	10,445	275,435
Arhaus Inc Class A (b)	3,420	38,338
Arko Corp	4,995	22,677
Asbury Automotive Group Inc (b)	1,275	296,476
AutoNation Inc (b)	1,829	377,652
BARK Inc (b)	7,135	4,299
Barnes & Noble Education Inc (b)(c)	1,402	12,884
Bath & Body Works Inc	13,714	275,377
Bed Bath & Beyond Inc (b)	3,644	19,896
Boot Barn Holdings Inc (b)	1,978	349,058
Buckle Inc/The	1,996	106,626
Build-A-Bear Workshop Inc (c)	779	47,729
Caleres Inc	2,156	26,239
Camping World Holdings Inc Class A	3,970	38,628
Chewy Inc Class A (b)	14,423	476,680
Citi Trends Inc (b)	434	18,037
Designer Brands Inc Class A	2,260	16,792
Dick's Sporting Goods Inc	4,325	856,221
EVgo Inc Class A (b)(c)	8,565	24,924
Five Below Inc (b)	3,563	671,128
Floor & Decor Holdings Inc Class A (b)	6,978	424,890
GameStop Corp Class A (b)(c)	26,636	534,851
Gap Inc/The	14,733	377,165
Genesco Inc (b)	623	15,432
Group 1 Automotive Inc	822	323,293
Guess? Inc	1,962	32,864
Haverty Furniture Cos Inc	886	20,697
J Jill Inc	477	6,544
Lands' End Inc (b)(c)	737	10,701
Lithia Motors Inc Class A	1,659	551,336
MarineMax Inc (b)	1,192	28,882
Monro Inc (c)	1,929	38,657
Murphy USA Inc	1,137	458,802
National Vision Holdings Inc (b)	5,171	133,515
OneWater Marine Inc Class A (b)	854	9,240
Penske Automotive Group Inc	1,204	190,581
Petco Health & Wellness Co Inc Class A (b)	5,661	15,907
RealReal Inc/The (b)	6,139	96,873
Revolve Group Inc Class A (b)	2,563	77,377
RH (b)	1,000	179,150
Sally Beauty Holdings Inc (b)	6,290	89,695
Shoe Carnival Inc	1,139	19,226
Signet Jewelers Ltd	2,668	221,124
Sleep Number Corp (b)	1,450	12,267
Sonic Automotive Inc Class A	941	58,210
Stitch Fix Inc Class A (b)	7,268	38,157
ThredUp Inc Class A (b)	6,102	38,992
Upbound Group Inc	3,338	58,615
Urban Outfitters Inc (b)	3,482	262,055
Valvoline Inc (b)	8,239	239,425
Victoria's Secret & Co (b)	5,172	280,167
Warby Parker Inc Class A (b)	6,499	141,613
Wayfair Inc Class A (b)	6,796	682,387
Winmark Corp	187	75,724
Zumiez Inc (b)	880	22,924
		10,497,563
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd (b)	7,718	188,319
Carter's Inc	2,328	75,497
Columbia Sportswear Co	1,647	90,733
Crocs Inc (b)	3,535	302,313
Figs Inc Class A (b)	10,233	116,247
G-III Apparel Group Ltd	2,419	70,054
Kontoor Brands Inc	3,319	202,758
Lakeland Industries Inc (c)	598	5,286
Levi Strauss & Co Class A	6,602	136,925
Movado Group Inc	1,043	21,507
Oxford Industries Inc	901	30,814
PVH Corp	3,113	208,633
Ralph Lauren Corp Class A	2,500	884,026
Steven Madden Ltd	4,719	196,499
Tapestry Inc	13,459	1,719,657
Under Armour Inc Class A (b)(c)	12,260	60,932
Under Armour Inc Class C (b)(c)	7,440	35,712
VF Corp	21,243	384,074
Wolverine World Wide Inc	5,406	98,119
		4,828,105
TOTAL CONSUMER DISCRETIONARY		47,710,678
Consumer Staples - 3.2%
Beverages - 0.6%
Boston Beer Co Inc/The Class A (b)	502	97,955
Brown-Forman Corp Class A	4,238	111,502
Brown-Forman Corp Class B (c)	10,774	280,770
Celsius Holdings Inc (b)	10,347	473,272
Coca-Cola Consolidated Inc	3,876	594,191
MGP Ingredients Inc	892	21,675
Molson Coors Beverage Co Class B	10,940	510,679
National Beverage Corp (b)	1,493	47,612
Primo Brands Corp Class A	16,420	268,467
Vita Coco Co Inc/The (b)	2,858	151,503
		2,557,626
Consumer Staples Distribution & Retail - 1.4%
Albertsons Cos Inc Class A	26,107	448,257
Andersons Inc/The	2,245	119,367
BJ's Wholesale Club Holdings Inc (b)	8,544	769,216
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	341	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	341	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	341	0
Casey's General Stores Inc	2,403	1,328,163
Chefs' Warehouse Inc/The (b)	2,373	147,909
Grocery Outlet Holding Corp (b)	6,229	62,913
Ingles Markets Inc Class A	917	62,860
Maplebear Inc (b)	11,935	536,836
Natural Grocers by Vitamin Cottage Inc	673	16,859
Performance Food Group Co (b)	10,113	909,361
PriceSmart Inc	1,637	200,811
United Natural Foods Inc (b)	3,969	133,636
US Foods Holding Corp (b)	14,543	1,095,379
Weis Markets Inc	604	38,710
		5,870,277
Food Products - 0.9%
Alico Inc	364	13,242
B&G Foods Inc (c)	5,204	22,377
Beyond Meat Inc (b)(c)	4,973	4,078
BRC Inc Class A (b)	6,053	6,719
Cal-Maine Foods Inc	2,955	235,129
Calavo Growers Inc	1,080	23,490
Campbell's Company/The (c)	12,754	355,454
Darling Ingredients Inc (b)	10,240	368,640
Flowers Foods Inc	13,923	151,482
Fresh Del Monte Produce Inc	2,229	79,419
Freshpet Inc (b)	3,167	192,965
Hain Celestial Group Inc (b)	5,754	6,157
Hormel Foods Corp	18,882	447,503
Ingredion Inc	4,143	456,807
J & J Snack Foods Corp	997	90,099
John B Sanfilippo & Son Inc	587	41,442
Lamb Weston Holdings Inc	9,023	377,973
Limoneira Co	1,044	13,181
Mama's Creations Inc (b)	2,260	30,487
Marzetti Company/The	1,326	218,021
Mission Produce Inc (b)	2,690	31,204
Pilgrim's Pride Corp	2,715	105,858
Post Holdings Inc (b)	3,091	306,164
Seaboard Corp	17	75,562
Seneca Foods Corp Class A (b)	312	34,517
Simply Good Foods Co/The (b)	6,090	122,287
Tootsie Roll Industries Inc Class A	1,252	45,861
TreeHouse Foods Inc (b)	2,818	66,477
Utz Brands Inc Class A	4,922	51,090
Vital Farms Inc (b)	2,358	75,315
Westrock Coffee Co (b)	2,286	9,304
		4,058,304
Household Products - 0.1%
Central Garden & Pet Co (b)	1,124	36,136
Central Garden & Pet Co Class A (b)	2,745	80,127
Energizer Holdings Inc	3,875	77,074
Oil-Dri Corp of America	665	32,545
Reynolds Consumer Products Inc	3,513	80,518
Spectrum Brands Holdings Inc	1,618	95,591
WD-40 Co	886	174,454
		576,445
Personal Care Products - 0.2%
BellRing Brands Inc (b)	8,155	217,983
Coty Inc Class A (b)	23,228	71,542
Edgewell Personal Care Co	2,946	50,229
elf Beauty Inc (b)	3,840	291,995
Herbalife Ltd (b)	6,545	84,365
Honest Co Inc/The (b)	6,304	16,264
Interparfums Inc	1,165	98,827
Medifast Inc (b)(c)	645	6,889
Nu Skin Enterprises Inc Class A	3,144	30,245
Olaplex Holdings Inc (b)	7,850	10,519
USANA Health Sciences Inc (b)	681	13,368
		892,226
Tobacco - 0.0%
Turning Point Brands Inc	1,183	128,237
Universal Corp/VA	1,667	87,934
		216,171
TOTAL CONSUMER STAPLES		14,171,049
Energy - 3.1%
Energy Equipment & Services - 0.9%
Archrock Inc	11,388	296,316
Atlas Energy Solutions Inc (c)	4,955	46,676
Bristow Group Inc (b)	1,591	58,262
Cactus Inc Class A	4,464	203,916
Core Laboratories Inc (c)	2,987	47,882
DMC Global Inc (b)	1,096	7,332
Expro Group Holdings NV (b)	6,835	91,247
Helix Energy Solutions Group Inc (b)	8,693	54,505
Helmerich & Payne Inc	6,474	185,674
Innovex International Inc (b)	2,456	53,713
Kodiak Gas Services Inc	4,302	160,895
Liberty Energy Inc Class A	10,527	194,328
Nabors Industries Ltd (b)(c)	994	53,974
Natural Gas Services Group Inc	692	23,286
Noble Corp PLC (c)	8,151	230,184
NOV Inc	24,110	376,839
Oceaneering International Inc (b)	6,527	156,844
Oil States International Inc (b)	3,606	24,413
Patterson-UTI Energy Inc	22,992	140,481
ProPetro Holding Corp (b)	5,068	48,197
Ranger Energy Services Inc Class A	944	13,197
RPC Inc (c)	5,818	31,650
Select Water Solutions Inc Class A (c)	6,294	66,213
Solaris Energy Infrastructure Inc Class A	2,740	125,958
TETRA Technologies Inc (b)	8,463	79,298
Tidewater Inc (b)	2,999	151,479
Transocean Ltd (b)(c)	62,274	257,192
Valaris Ltd (b)	4,295	216,468
Weatherford International PLC	4,658	364,535
		3,760,954
Oil, Gas & Consumable Fuels - 2.2%
Amplify Energy Corp (b)(c)	2,217	10,132
Antero Midstream Corp	21,750	386,933
Antero Resources Corp (b)	19,005	654,912
APA Corp	23,187	567,154
California Resources Corp	4,736	211,747
Calumet Inc (b)	4,301	85,461
Centrus Energy Corp Class A (b)(c)	1,133	275,047
Chord Energy Corp	3,731	345,864
Civitas Resources Inc	5,461	147,938
Clean Energy Fuels Corp (b)	11,090	23,289
CNX Resources Corp (b)	9,170	337,181
Comstock Resources Inc (b)(c)	5,192	120,351
Core Natural Resources Inc	3,339	295,535
Crescent Energy Co Class A	12,323	103,390
CVR Energy Inc (b)	1,926	48,997
Delek US Holdings Inc	3,939	116,831
Dorian LPG Ltd	2,348	57,150
DT Midstream Inc	6,578	787,255
Excelerate Energy Inc Class A	1,549	43,449
FutureFuel Corp	1,862	5,940
Gevo Inc (b)	14,951	29,902
Granite Ridge Resources Inc	4,398	20,671
Green Plains Inc (b)	4,173	40,895
Gulfport Energy Corp (b)	1,017	211,526
HF Sinclair Corp	10,312	475,177
HighPeak Energy Inc Class A (c)	1,578	7,480
International Seaways Inc	2,679	130,065
Kinetik Holdings Inc Class A	2,814	101,445
Magnolia Oil & Gas Corp Class A	12,109	265,066
Matador Resources Co	7,603	322,671
Murphy Oil Corp	8,740	273,125
New Fortress Energy Inc Class A (b)(c)	7,487	8,535
NextDecade Corp (b)(c)	8,808	46,418
Northern Oil & Gas Inc	6,408	137,580
Par Pacific Holdings Inc (b)	3,333	117,122
PBF Energy Inc Class A	5,358	145,309
Peabody Energy Corp	7,890	234,333
Permian Resources Corp Class A	45,298	635,531
Range Resources Corp	15,435	544,238
REX American Resources Corp (b)	1,829	59,113
Riley Exploration Permian Inc	702	18,533
Ring Energy Inc (b)	10,138	8,820
Sable Offshore Corp (b)(c)	4,931	44,478
SandRidge Energy Inc (c)	2,145	30,952
SM Energy Co	7,552	141,222
Summit Midstream Corp Class A (b)	682	18,196
Talos Energy Inc (b)	8,624	95,036
Uranium Energy Corp (b)	28,780	336,150
VAALCO Energy Inc (c)	7,081	25,775
Viper Energy Inc Class A	10,965	423,578
Vitesse Energy Inc (c)	1,913	36,844
W&T Offshore Inc	6,384	10,406
World Kinect Corp	3,762	88,144
		9,708,892
TOTAL ENERGY		13,469,846
Financials - 16.3%
Banks - 5.8%
1st Source Corp	1,171	73,176
Amalgamated Financial Corp	1,355	43,401
Amerant Bancorp Inc Class A	2,485	48,482
Ameris Bancorp	4,144	307,775
Associated Banc-Corp	10,549	271,742
Atlantic Union Bankshares Corp	9,235	325,996
Axos Financial Inc (b)	3,648	314,312
Banc of California Inc	8,515	164,254
BancFirst Corp	1,351	143,233
Bancorp Inc/The (b)	2,986	201,615
Bank First Corp	600	73,092
Bank of Hawaii Corp	2,601	177,830
Bank of Marin Bancorp	1,038	26,998
Bank OZK	6,845	315,007
BankUnited Inc	4,873	217,190
Banner Corp	2,266	141,988
Bar Harbor Bankshares	1,078	33,472
Beacon Financial Corp	5,435	143,321
BOK Financial Corp (c)	1,443	170,938
Burke & Herbert Financial Services Corp	849	52,901
Business First Bancshares Inc	1,879	49,117
Byline Bancorp Inc	2,073	60,428
Cadence Bank	12,018	514,851
California BanCorp	1,410	26,325
Camden National Corp	1,093	47,414
Capital Bancorp Inc	725	20,423
Capitol Federal Financial Inc	7,792	53,064
Cathay General Bancorp	4,498	217,658
Central Pacific Financial Corp	1,728	53,844
City Holding Co	959	114,313
CNB Financial Corp/PA	1,859	48,650
Coastal Financial Corp/WA Class A (b)	862	98,777
Columbia Banking System Inc	19,345	540,693
Columbia Financial Inc (b)	1,689	26,247
Comerica Inc	8,299	721,433
Commerce Bancshares Inc/MO	8,397	439,499
Community Financial System Inc	3,459	198,685
Community Trust Bancorp Inc	975	55,088
Connectone Bancorp Inc	3,358	88,047
Cullen/Frost Bankers Inc	4,150	525,515
Customers Bancorp Inc (b)	1,918	140,244
CVB Financial Corp	8,488	157,877
Dime Community Bancshares Inc	2,736	82,326
Eagle Bancorp Inc	1,763	37,763
East West Bancorp Inc	8,899	1,000,160
Eastern Bankshares Inc	12,715	234,337
Enterprise Financial Services Corp	2,430	131,220
Equity Bancshares Inc Class A	968	43,221
Esquire Financial Holdings Inc	426	43,482
Farmers National Banc Corp	2,447	32,594
FB Bancorp Inc (b)	1,213	15,587
FB Financial Corp	2,730	152,334
Financial Institutions Inc	1,306	40,708
First Bancorp/Southern Pines NC	2,723	138,301
First Busey Corp	5,869	139,624
First Business Financial Services Inc	529	28,725
First Commonwealth Financial Corp	6,639	111,934
First Community Bankshares Inc	1,184	39,936
First Financial Bancorp	6,278	157,076
First Financial Bankshares Inc	8,483	253,387
First Financial Corp	761	45,980
First Foundation Inc (b)	5,137	31,644
First Hawaiian Inc	8,118	205,385
First Horizon Corp	32,690	781,292
First Interstate BancSystem Inc Class A	5,957	206,112
First Merchants Corp	3,799	142,387
First Mid Bancshares Inc	1,395	54,405
Firstsun Capital Bancorp (b)	701	26,382
Five Star Bancorp	1,082	38,714
Flagstar Financial Inc	19,373	243,906
Flushing Financial Corp	2,184	33,131
FNB Corp/PA	22,984	393,026
Fulton Financial Corp	11,807	228,229
German American Bancorp Inc	2,386	93,483
Glacier Bancorp Inc	7,700	339,185
Great Southern Bancorp Inc	535	32,935
Hancock Whitney Corp	5,472	348,457
Hanmi Financial Corp	1,920	51,898
Heritage Commerce Corp	3,972	47,704
Heritage Financial Corp Wash	2,178	51,510
Hilltop Holdings Inc	2,922	99,173
Hingham Institution For Savings The (c)	121	34,359
Home BancShares Inc/AR	11,885	330,165
HomeTrust Bancshares Inc	854	36,671
Hope Bancorp Inc	8,615	94,420
Horizon Bancorp Inc/IN	2,817	47,776
Independent Bank Corp	3,246	237,218
Independent Bank Corp/MI	1,327	43,167
International Bancshares Corp	3,510	233,204
Kearny Financial Corp/MD	3,721	27,573
Lakeland Financial Corp (c)	1,706	97,344
Live Oak Bancshares Inc	2,365	81,238
Mechanics Bancorp Class A	1,189	17,395
Mercantile Bank Corp	1,040	50,024
Metropolitan Bank Holding Corp	577	44,060
Mid Penn Bancorp Inc	1,306	40,512
Midland States Bancorp Inc	1,426	30,188
MidWestOne Financial Group Inc	1,315	50,628
National Bank Holdings Corp Class A	2,422	92,060
NB Bancorp Inc	2,105	41,721
Nbt Bancorp Inc	3,466	143,908
Nicolet Bankshares Inc	871	105,652
Northeast Bank	451	46,872
Northeast Community Bancorp Inc	775	17,523
Northfield Bancorp Inc	2,354	26,906
Northrim BanCorp Inc	1,409	37,493
Northwest Bancshares Inc	9,758	117,096
OceanFirst Financial Corp	3,667	65,823
Old National Bancorp/IN	22,504	502,064
Old Second Bancorp Inc	3,310	64,545
Origin Bancorp Inc	1,856	69,804
Orrstown Financial Services Inc	1,244	44,062
Park National Corp	944	143,658
Pathward Financial Inc	1,508	107,068
Peapack-Gladstone Financial Corp	1,000	27,850
Peoples Bancorp Inc/OH	2,260	67,868
Peoples Financial Services Corp	606	29,518
Pinnacle Financial Partners Inc	4,964	473,615
Preferred Bank/Los Angeles CA (c)	734	69,312
Prosperity Bancshares Inc	6,126	423,368
Provident Financial Services Inc	8,585	169,554
QCR Holdings Inc	1,119	93,213
Renasant Corp	6,155	216,779
Republic Bancorp Inc/KY Class A	611	42,153
S&T Bancorp Inc	2,452	96,486
Seacoast Banking Corp of Florida	5,641	177,240
ServisFirst Bancshares Inc	3,265	234,394
Shore Bancshares Inc	1,967	34,777
Simmons First National Corp Class A	9,465	178,415
SmartFinancial Inc	919	33,994
Southern Missouri Bancorp Inc	603	35,649
Southside Bancshares Inc	1,838	55,857
SOUTHSTATE BANK CORP	6,536	615,103
Stellar Bancorp Inc	2,927	90,561
Stock Yards Bancorp Inc	1,813	117,754
Texas Capital Bancshares Inc (b)	2,953	267,365
TFS Financial Corp	3,334	44,609
Third Coast Bancshares Inc (b)	796	30,256
Tompkins Financial Corp	813	58,959
Towne Bank/Portsmouth VA	4,783	159,609
TriCo Bancshares	2,086	98,814
Triumph Financial Inc (b)	1,496	93,694
TrustCo Bank Corp NY	1,212	50,092
Trustmark Corp	3,951	153,891
UMB Financial Corp	4,605	529,759
United Bankshares Inc/WV	9,196	353,126
United Community Bank/SC	7,881	246,045
Unity Bancorp Inc	417	21,567
Univest Financial Corp	1,834	60,045
Valley National Bancorp	31,055	362,722
WaFd Inc	5,145	164,794
Washington Trust Bancorp Inc	1,252	36,997
Webster Financial Corp	10,716	674,465
WesBanco Inc	6,265	208,249
Westamerica BanCorp	1,633	78,106
Western Alliance Bancorp	6,694	562,765
Wintrust Financial Corp	4,315	603,323
WSFS Financial Corp	3,635	200,797
Zions Bancorp NA	9,534	558,120
		25,646,394
Capital Markets - 2.9%
Acadian Asset Management Inc	1,673	78,631
Affiliated Managers Group Inc	1,835	528,994
Artisan Partners Asset Management Inc Class A	4,627	188,504
BGC Group Inc Class A	23,640	211,105
Blue Owl Capital Inc Class A	40,005	597,675
Carlyle Group Inc/The	16,827	994,644
Cohen & Steers Inc	1,760	110,493
Diamond Hill Investment Group Inc	167	28,307
DigitalBridge Group Inc Class A	10,811	165,841
Donnelley Financial Solutions Inc (b)	1,744	81,427
Evercore Inc Class A	2,495	848,924
Federated Hermes Inc Class B	4,788	249,311
Franklin Resources Inc	19,798	472,974
GCM Grosvenor Inc Class A	3,383	38,296
Hamilton Lane Inc Class A	2,620	351,892
Houlihan Lokey Inc Class A	3,509	611,233
Invesco Ltd	28,821	757,128
Janus Henderson Group PLC	8,059	383,367
Jefferies Financial Group Inc	10,668	661,096
Lazard Inc	7,314	355,168
MarketAxess Holdings Inc	2,420	438,625
Moelis & Co Class A	4,817	331,121
Morningstar Inc	1,578	342,915
Open Lending Corp (b)	6,507	10,085
Oppenheimer Holdings Inc Class A	375	27,109
P10 Inc Class A	3,952	38,769
Perella Weinberg Partners Class A	3,968	68,646
Piper Sandler Cos	1,075	365,188
PJT Partners Inc Class A	1,577	263,674
SEI Investments Co	6,052	496,385
StepStone Group Inc Class A	4,676	300,059
Stifel Financial Corp	6,588	824,949
StoneX Group Inc (b)	3,008	286,151
TPG Inc Class A	8,027	512,444
Victory Capital Holdings Inc Class A	3,204	202,140
Virtu Financial Inc Class A	5,153	171,698
Virtus Invt Partners Inc	403	65,749
WisdomTree Inc	7,600	92,644
		12,553,361
Consumer Finance - 1.4%
Ally Financial Inc	18,112	820,292
Atlanticus Holdings Corp (b)	352	23,566
Bread Financial Holdings Inc	3,030	224,311
Credit Acceptance Corp (b)(c)	409	181,375
Dave Inc Class A (b)	719	159,194
Encore Capital Group Inc (b)	1,454	79,025
Enova International Inc (b)	1,626	255,607
EZCORP Inc Class A (b)	3,679	71,446
FirstCash Holdings Inc	2,531	403,391
Green Dot Corp Class A (b)	3,242	41,530
LendingClub Corp (b)	7,486	141,785
Lendingtree Inc (b)	709	37,641
Navient Corp	4,339	56,407
Nelnet Inc Class A	921	122,456
NerdWallet Inc Class A (b)	2,381	32,263
OneMain Holdings Inc	7,707	520,608
Oportun Financial Corp (b)	2,568	13,584
PRA Group Inc (b)	2,455	43,429
PROG Holdings Inc	2,524	74,433
SLM Corp	13,495	365,175
SoFi Technologies Inc Class A (b)	77,455	2,027,772
Upstart Holdings Inc (b)(c)	5,484	239,815
World Acceptance Corp (b)	199	27,938
		5,963,043
Financial Services - 2.2%
Affirm Holdings Inc Class A (b)	18,235	1,357,232
Alerus Financial Corp	1,637	36,865
Cannae Holdings Inc	3,190	50,179
Cantaloupe Inc (b)	3,707	39,368
Cass Information Systems Inc	770	31,970
Corebridge Financial Inc	17,393	524,747
Enact Holdings Inc	1,888	74,840
Equitable Holdings Inc	19,372	923,076
Essent Group Ltd	6,383	414,959
Euronet Worldwide Inc (b)	2,501	190,351
Federal Agricultural Mortgage Corp Class C	619	108,678
Flywire Corp (b)	6,967	98,653
HA Sustainable Infrastructure Capital Inc	8,041	252,729
International Money Express Inc (b)	1,888	29,000
Jackson Financial Inc	4,511	481,098
loanDepot Inc Class A (b)	5,501	11,387
Marqeta Inc Class A (b)	25,651	121,842
Merchants Bancorp/IN	1,983	67,541
MGIC Investment Corp	14,922	436,021
NCR Atleos Corp (b)	4,780	182,166
NewtekOne Inc	1,619	18,376
NMI Holdings Inc (b)	5,048	205,908
Onity Group Inc (b)	389	17,812
Paymentus Holdings Inc Class A (b)	2,742	86,620
Payoneer Global Inc (b)	19,241	108,134
PennyMac Financial Services Inc	1,877	247,464
Radian Group Inc	8,777	315,884
Remitly Global Inc (b)	11,056	152,573
Repay Holdings Corp Class A (b)	4,296	15,680
Rocket Cos Inc Class A	16,551	320,427
Sezzle Inc (b)(c)	1,081	68,616
Shift4 Payments Inc Class A (b)(c)	4,352	274,045
Toast Inc Class A (b)	30,016	1,065,868
UWM Holdings Corp Class A	13,035	57,093
Velocity Financial Inc (b)	581	12,062
Voya Financial Inc	6,241	464,892
Walker & Dunlop Inc	2,234	134,375
Western Union Co/The (c)	20,814	193,778
WEX Inc (b)	2,219	330,587
		9,522,896
Insurance - 3.2%
Abacus Global Management Inc Class A (c)	2,015	17,228
American Coastal Insurance Corp	1,580	19,955
American Financial Group Inc/OH	4,478	612,053
American Integrity Insurance Group Inc	433	9,018
Amerisafe Inc	1,219	46,822
Assurant Inc	3,260	785,171
Assured Guaranty Ltd	2,889	259,634
Axis Capital Holdings Ltd	5,050	540,805
Baldwin Insurance Group Inc/The Class A (b)	4,694	112,797
Bowhead Specialty Holdings Inc (b)	1,088	31,052
Brighthouse Financial Inc (b)	3,696	239,464
CNO Financial Group Inc	6,285	266,924
Donegal Group Inc Class A	1,088	21,738
eHealth Inc (b)	1,849	8,504
Employers Holdings Inc	1,500	64,755
Erie Indemnity Co Class A	1,647	472,113
F&G Annuities & Life Inc	1,385	42,727
First American Financial Corp	6,605	405,811
Genworth Financial Inc Class A (b)	26,504	239,331
Globe Life Inc	5,234	732,027
Goosehead Insurance Inc Class A	1,663	122,480
Hanover Insurance Group Inc/The	2,316	423,295
HCI Group Inc	708	135,717
Heritage Insurance Holdings Inc (b)	1,418	41,491
Hippo Holdings Inc (b)	1,318	39,645
Horace Mann Educators Corp	2,689	124,178
Investors Title Co	100	24,964
James River Group Holdings Inc	2,892	18,393
Kemper Corp	4,092	165,890
Kinsale Capital Group Inc	1,433	560,475
Lemonade Inc (b)(c)	4,067	289,489
Lincoln National Corp	10,906	485,644
Loews Corp	10,928	1,150,828
MBIA Inc (b)(c)	2,817	20,170
Mercury General Corp	1,738	163,476
Octave Specialty Group Inc (b)	2,933	22,819
Old Republic International Corp	14,781	674,605
Oscar Health Inc Class A (b)	13,580	195,145
Palomar Hldgs Inc (b)	1,739	234,348
Primerica Inc	2,095	541,264
ProAssurance Corp (b)	3,234	78,133
Reinsurance Group of America Inc	4,272	869,181
RLI Corp	5,949	380,617
Root Inc/OH Class A (b)	865	62,479
Ryan Specialty Holdings Inc Class A	7,295	376,641
Safety Insurance Group Inc	961	74,872
Selective Insurance Group Inc	3,949	330,413
Selectquote Inc (b)	9,168	12,927
Skyward Specialty Insurance Group Inc (b)	2,479	126,702
Stewart Information Services Corp	1,838	129,138
Tiptree Inc Class A	1,484	27,113
Trupanion Inc (b)	2,132	79,673
TWFG Inc Class A (b)	908	26,123
United Fire Group Inc	1,406	51,108
Universal Insurance Holdings Inc	1,627	54,993
Unum Group	10,121	784,378
White Mountains Insurance Group Ltd	164	340,797
		14,167,533
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
Adamas Trust Inc	5,387	39,325
AGNC Investment Corp	67,257	720,995
Annaly Capital Management Inc	41,440	926,598
Apollo Commercial Real Estate Finance Inc	8,347	80,799
Arbor Realty Trust Inc (c)	12,778	99,157
Ares Commercial Real Estate Corp (c)	3,571	17,068
ARMOUR Residential REIT Inc	7,440	131,614
Blackstone Mortgage Trust Inc Class A	10,476	200,406
Brightspire Capital Inc Class A	8,391	46,990
Chimera Investment Corp	5,492	68,266
Claros Mortgage Trust Inc (b)	8,214	25,135
Dynex Capital Inc	8,312	116,451
Ellington Financial Inc	6,296	85,500
Franklin BSP Realty Trust Inc	5,421	54,373
Invesco Mortgage Capital Inc (c)	4,423	37,197
Kkr Real Estate Finance Trust Inc	3,618	29,740
Ladder Capital Corp Class A	7,047	77,447
MFA Financial Inc	6,653	61,939
Orchid Island Capital Inc (c)	8,555	61,596
Pennymac Mortgage Investment Trust	5,590	70,155
Ready Capital Corp (c)	9,921	21,628
Redwood Trust Inc	8,202	45,357
Rithm Capital Corp	34,237	373,183
Starwood Property Trust Inc	22,393	403,298
TPG Mortgage Investment Trust Inc	2,057	17,525
TPG RE Finance Trust Inc	5,087	43,799
Two Harbors Investment Corp	7,211	75,716
		3,931,257
TOTAL FINANCIALS		71,784,484
Health Care - 12.7%
Biotechnology - 5.9%
4D Molecular Therapeutics Inc (b)	2,248	16,860
Abeona Therapeutics Inc (b)(c)	3,071	16,184
Absci Corp (b)	8,353	29,152
ACADIA Pharmaceuticals Inc (b)	8,092	216,137
ADMA Biologics Inc (b)	15,468	282,136
Agios Pharmaceuticals Inc (b)	3,840	104,525
Akebia Therapeutics Inc (b)	16,822	27,083
Alector Inc (b)	5,454	8,508
Alkermes PLC (b)	10,695	299,246
Allogene Therapeutics Inc (b)	10,375	14,214
Altimmune Inc (b)(c)	5,597	20,205
Amicus Therapeutics Inc (b)	20,018	285,056
AnaptysBio Inc (b)	1,259	61,036
Anavex Life Sciences Corp (b)(c)	5,460	19,438
Anika Therapeutics Inc (b)	917	8,812
Annexon Inc (b)	6,469	32,474
Apellis Pharmaceuticals Inc (b)	6,673	167,626
Apogee Therapeutics Inc (b)	2,596	195,946
Arbutus Biopharma Corp (b)	9,702	46,667
Arcellx Inc (b)	2,700	176,040
Arcturus Therapeutics Holdings Inc (b)	1,589	9,741
Arcus Biosciences Inc (b)	4,556	108,569
Arcutis Biotherapeutics Inc (b)	7,072	205,371
Ardelyx Inc (b)	16,028	93,443
ArriVent Biopharma Inc (b)	1,903	38,288
Arrowhead Pharmaceuticals Inc (b)	8,952	594,323
ARS Pharmaceuticals Inc (b)(c)	4,152	48,371
Astria Therapeutics Inc (b)	2,899	37,948
aTyr Pharma Inc (b)	6,112	4,786
Aura Biosciences Inc (b)	3,531	19,244
Avidity Biosciences Inc (b)	8,737	630,200
Avita Medical Inc (b)(c)	1,688	5,824
Beam Therapeutics Inc (b)	6,395	177,269
Bicara Therapeutics Inc (b)	2,012	33,862
BioCryst Pharmaceuticals Inc (b)(c)	13,307	103,795
Biohaven Ltd (b)	5,571	62,897
Bridgebio Pharma Inc (b)	10,885	832,594
C4 Therapeutics Inc (b)	3,713	7,092
Candel Therapeutics Inc (b)(c)	2,438	13,775
Capricor Therapeutics Inc (b)	2,557	73,795
Cardiff Oncology Inc (b)(c)	4,233	11,895
CareDx Inc (b)	3,393	63,924
Carisma Therapeutics Inc rights (b)(d)	6,389	0
Cartesian Therapeutics Inc rights (b)(d)	3,666	1,063
Catalyst Pharmaceuticals Inc (b)	7,497	174,980
Celcuity Inc (b)	2,145	213,942
Celldex Therapeutics Inc (b)	4,359	118,390
CG oncology Inc (b)	4,211	174,841
Cogent Biosciences Inc (b)	9,043	321,207
Coherus Oncology Inc (b)(c)	7,446	10,573
Compass Therapeutics Inc (b)	9,366	50,295
Corvus Pharmaceuticals Inc (b)(c)	4,117	31,701
Cullinan Therapeutics Inc (b)	3,262	33,762
Cytokinetics Inc (b)	7,746	492,181
Day One Biopharmaceuticals Inc (b)	4,623	43,086
Denali Therapeutics Inc (b)	9,037	149,201
Dianthus Therapeutics Inc (b)	1,694	69,810
Disc Medicine Inc (b)	1,853	147,147
Dynavax Technologies Corp (b)	6,359	97,801
Dyne Therapeutics Inc (b)	8,063	157,712
Editas Medicine Inc (b)	5,711	11,708
Emergent BioSolutions Inc (b)(c)	3,391	41,913
Enanta Pharmaceuticals Inc (b)	1,261	19,886
Entrada Therapeutics Inc (b)	1,489	15,307
Erasca Inc (b)	13,565	50,462
Exact Sciences Corp (b)	12,251	1,244,212
Exelixis Inc (b)	17,426	763,782
Geron Corp (b)	34,185	45,124
Gossamer Bio Inc (b)	12,799	39,677
GRAIL Inc (b)	1,782	152,521
Halozyme Therapeutics Inc (b)	7,571	509,528
Heron Therapeutics Inc (b)(c)	9,697	12,606
Humacyte Inc Class A (b)(c)	8,220	7,895
Ideaya Biosciences Inc (b)	5,693	196,807
ImmunityBio Inc (b)(c)	18,553	36,735
Immunome Inc (b)	5,356	115,047
Immunovant Inc (b)	4,384	111,441
Incyte Corp (b)	10,614	1,048,345
Intellia Therapeutics Inc (b)(c)	6,819	61,303
Ionis Pharmaceuticals Inc (b)	10,315	816,020
Iovance Biotherapeutics Inc (b)(c)	19,300	52,689
Ironwood Pharmaceuticals Inc Class A (b)	9,114	30,714
Janux Therapeutics Inc (b)	3,051	42,104
KalVista Pharmaceuticals Inc (b)(c)	2,465	39,810
Keros Therapeutics Inc (b)	2,244	45,688
Kodiak Sciences Inc (b)	2,075	58,017
Korro Bio Inc (b)	417	3,340
Krystal Biotech Inc (b)	1,669	411,475
Kura Oncology Inc (b)	5,509	57,239
Kymera Therapeutics Inc (b)	3,478	270,623
Madrigal Pharmaceuticals Inc (b)	1,183	688,908
MannKind Corp (b)	20,249	114,812
MiMedx Group Inc (b)	7,450	50,437
Mineralys Therapeutics Inc (b)	3,492	126,725
Mirum Pharmaceuticals Inc (b)	2,805	221,567
Moderna Inc (b)	22,431	661,490
Monte Rosa Therapeutics Inc (b)	3,067	48,091
Myriad Genetics Inc (b)	5,913	36,365
Neurocrine Biosciences Inc (b)	6,417	910,123
Neurogene Inc (b)	625	12,875
Nkarta Inc (b)	3,318	6,138
Novavax Inc (b)(c)	10,331	69,424
Nurix Therapeutics Inc (b)	4,688	88,931
Nuvalent Inc Class A (b)	3,027	304,486
Ocugen Inc (b)	19,772	26,692
Olema Pharmaceuticals Inc (b)	2,576	64,400
OmniAb Operations Inc (b)(d)	200	94
OmniAb Operations Inc (b)(d)	200	72
Organogenesis Holdings Inc Class A (b)	4,791	24,817
ORIC Pharmaceuticals Inc (b)	4,874	39,869
PDL BioPharma Inc (b)(d)	2,200	0
Perspective Therapeutics Inc (b)	3,864	10,626
Praxis Precision Medicines Inc (b)	1,267	373,436
Precigen Inc (b)	9,472	39,593
Prime Medicine Inc (b)	4,079	14,154
Protagonist Therapeutics Inc (b)	3,788	330,844
PTC Therapeutics Inc (b)	5,142	390,586
Puma Biotechnology Inc (b)	2,488	14,804
RAPT Therapeutics Inc (b)	558	18,899
Recursion Pharmaceuticals Inc Class A (b)(c)	28,027	114,630
REGENXBIO Inc (b)	2,978	42,883
Relay Therapeutics Inc (b)	8,326	70,438
Replimune Group Inc (b)	4,501	43,750
Revolution Medicines Inc (b)	11,374	905,939
Rezolute Inc (b)	4,961	11,708
Rhythm Pharmaceuticals Inc (b)	3,914	418,955
Rigel Pharmaceuticals Inc (b)	1,144	48,998
Rocket Pharmaceuticals Inc (b)	5,536	19,431
Roivant Sciences Ltd (b)	27,836	604,041
Sana Biotechnology Inc (b)	9,547	38,856
Sangamo Therapeutics Inc (b)(c)	19,053	8,002
Sarepta Therapeutics Inc (b)	6,397	137,663
Savara Inc (b)	7,358	44,369
Scholar Rock Holding Corp (b)	5,170	227,739
Seres Therapeutics Inc (b)	412	6,131
Soleno Therapeutics Inc (b)	3,153	145,984
Spyre Therapeutics Inc (b)	3,384	110,860
Stoke Therapeutics Inc (b)	3,270	103,790
Summit Therapeutics Inc (b)	9,666	169,058
Syndax Pharmaceuticals Inc (b)	5,674	119,211
Tango Therapeutics Inc (b)(c)	5,157	45,691
Taysha Gene Therapies Inc (b)	14,028	77,154
Tectonic Therapeutic Inc (b)(c)	615	12,829
TG Therapeutics Inc (b)	8,796	262,209
Travere Therapeutics Inc (b)	5,774	220,625
Twist Bioscience Corp (b)	3,968	125,865
Tyra Biosciences Inc (b)	1,488	39,120
Ultragenyx Pharmaceutical Inc (b)	6,258	143,934
United Therapeutics Corp (b)	2,926	1,425,694
Upstream Bio Inc (b)	2,158	58,590
Vanda Pharmaceuticals Inc (b)	3,770	33,251
Vaxcyte Inc (b)	7,572	349,372
Vera Therapeutics Inc Class A (b)	3,781	191,470
Veracyte Inc (b)	5,103	214,836
Verastem Inc (b)	3,671	28,340
Vericel Corp (b)	3,327	119,805
Viking Therapeutics Inc (b)	7,286	256,321
Vir Biotechnology Inc (b)	5,976	36,035
Viridian Therapeutics Inc (b)	4,692	146,015
Voyager Therapeutics Inc (b)	2,926	11,499
Xencor Inc (b)	4,767	72,983
		25,757,393
Health Care Equipment & Supplies - 1.9%
Accuray Inc Del (b)	7,192	5,931
Alphatec Holdings Inc (b)	7,418	156,075
AngioDynamics Inc (b)	2,584	33,179
Artivion Inc (b)	2,728	124,424
AtriCure Inc (b)	3,264	129,124
Avanos Medical Inc (b)	2,923	32,825
Axogen Inc (b)	3,048	99,761
Bioventus Inc (b)	2,926	21,769
Butterfly Network Inc Class A (b)(c)	12,991	49,366
Ceribell Inc (b)	1,330	29,167
Cerus Corp (b)	12,120	24,967
ClearPoint Neuro Inc (b)(c)	1,803	24,665
CONMED Corp	1,972	80,063
CVRx Inc (b)	1,142	8,108
Delcath Systems Inc (b)(c)	1,690	17,069
DENTSPLY SIRONA Inc	13,068	149,367
Electromed Inc (b)	454	13,220
Embecta Corp	3,723	44,229
Enovis Corp (b)	3,777	100,619
Envista Holdings Corp (b)	10,752	233,426
Glaukos Corp (b)	3,709	418,783
Globus Medical Inc Class A (b)	7,281	635,704
Haemonetics Corp (b)	3,115	249,667
ICU Medical Inc (b)	1,598	227,987
Inogen Inc (b)	1,533	10,302
Inspire Medical Systems Inc (b)	1,743	160,757
Integer Holdings Corp (b)	2,282	178,977
Integra LifeSciences Holdings Corp (b)	4,249	52,773
iRadimed Corp	513	49,905
iRhythm Technologies Inc (b)	2,077	368,543
Lantheus Holdings Inc (b)	4,404	293,086
LeMaitre Vascular Inc	1,373	111,350
LivaNova PLC (b)	3,533	217,385
Masimo Corp (b)	2,984	388,099
Merit Medical Systems Inc (b)	3,820	336,695
Neogen Corp (b)	14,477	101,194
NeuroPace Inc (b)	1,520	23,469
Novocure Ltd (b)	6,463	83,567
Omnicell Inc (b)	3,023	136,942
OraSure Technologies Inc (b)	4,690	11,350
Orthofix Medical Inc (b)	2,502	37,930
OrthoPediatrics Corp (b)	1,070	19,003
Penumbra Inc (b)	2,522	784,116
PROCEPT BioRobotics Corp (b)	3,651	114,860
Pulse Biosciences Inc (b)(c)	1,152	15,817
QuidelOrtho Corp (b)	4,460	127,378
RxSight Inc (b)	2,236	23,299
Semler Scientific Inc (b)(c)	826	12,630
Senseonics Holdings Inc (b)(c)	2,446	13,502
SI-BONE Inc (b)	2,438	48,077
Solventum Corp (b)	9,519	754,286
STAAR Surgical Co (b)	3,153	72,803
Tactile Systems Technology Inc (b)	1,429	41,441
Tandem Diabetes Care Inc (b)	4,491	98,712
Teleflex Inc	2,862	349,278
TransMedics Group Inc (b)	2,207	268,482
Treace Medical Concepts Inc (b)	3,038	7,443
UFP Technologies Inc (b)	509	113,013
Utah Medical Products Inc	198	11,080
Varex Imaging Corp (b)	2,636	30,709
		8,377,748
Health Care Providers & Services - 2.3%
Acadia Healthcare Co Inc (b)	6,135	87,056
AdaptHealth Corp (b)	6,795	67,678
Addus HomeCare Corp (b)	1,192	128,009
agilon health Inc (b)	19,752	13,603
Alignment Healthcare Inc (b)	9,406	185,769
AMN Healthcare Services Inc (b)	2,436	38,391
Astrana Health Inc (b)	2,734	67,831
Aveanna Healthcare Holdings Inc (b)	4,503	36,790
BrightSpring Health Services Inc (b)	6,311	236,347
Brookdale Senior Living Inc (b)	15,434	166,533
Castle Biosciences Inc (b)	1,846	71,809
Chemed Corp	944	403,900
Clover Health Investments Corp Class A (b)(c)	25,133	59,063
Community Health Systems Inc (b)	7,322	22,845
Concentra Group Holdings Parent Inc	7,768	152,874
CorVel Corp (b)	2,052	138,859
Cross Country Healthcare Inc (b)	1,971	15,965
DaVita Inc (b)	2,309	262,325
DocGo Inc Class A (b)	5,661	4,968
Encompass Health Corp	6,509	690,865
Enhabit Inc (b)	3,196	29,467
Ensign Group Inc/The	3,703	645,063
Fulgent Genetics Inc (b)	1,285	33,757
GeneDx Holdings Corp Class A (b)	1,377	179,093
Guardant Health Inc (b)	8,069	824,168
Guardian Pharmacy Services Inc Class A (b)	1,246	37,492
HealthEquity Inc (b)	5,593	512,375
Henry Schein Inc (b)	6,666	503,816
Hims & Hers Health Inc Class A (b)(c)	13,379	434,416
LifeStance Health Group Inc (b)	11,122	78,299
National HealthCare Corp	821	112,551
National Research Corp Class A	899	16,874
NeoGenomics Inc (b)	8,562	100,689
OPKO Health Inc (b)	28,050	35,343
Option Care Health Inc (b)	10,509	334,817
Owens & Minor Inc (b)	4,675	13,090
PACS Group Inc (b)	2,757	105,841
Pediatrix Medical Group Inc (b)	5,614	120,083
Pennant Group Inc/The (b)	2,197	61,846
Privia Health Group Inc (b)	7,518	178,252
Progyny Inc (b)	5,262	135,128
RadNet Inc (b)	4,483	319,862
Select Medical Holdings Corp	7,295	108,331
Sonida Senior Living Inc (b)	470	15,327
Strata Critical Medical Inc (b)	1,321	6,353
Surgery Partners Inc (b)(c)	4,766	73,635
Talkspace Inc Class A (b)	9,081	32,964
Tenet Healthcare Corp (b)	5,715	1,135,685
Universal Health Services Inc Class B	3,645	794,683
US Physical Therapy Inc (c)	968	75,591
		9,906,371
Health Care Technology - 0.2%
Certara Inc (b)	7,658	67,467
Claritev Corp Class A (b)	480	20,520
Definitive Healthcare Corp Class A (b)	2,701	7,752
Doximity Inc Class A (b)	8,834	391,170
Evolent Health Inc Class A (b)	7,464	29,856
GoodRx Holdings Inc Class A (b)	5,613	15,211
Health Catalyst Inc (b)	4,423	10,571
HealthStream Inc	1,508	34,790
LifeMD Inc (b)	2,628	8,961
OptimizeRx Corp (b)	1,051	12,885
Phreesia Inc (b)	3,591	60,760
Schrodinger Inc/United States (b)	3,558	63,617
Simulations Plus Inc (b)	1,063	19,378
Teladoc Health Inc (b)	11,768	82,376
TruBridge Inc (b)	630	13,904
Waystar Holding Corp (b)	7,442	243,726
		1,082,944
Life Sciences Tools & Services - 1.0%
10X Genomics Inc Class A (b)	7,510	122,488
Adaptive Biotechnologies Corp (b)	7,733	125,584
Azenta Inc (b)	2,591	86,177
Bio-Rad Laboratories Inc Class A (b)	1,183	358,437
Bio-Techne Corp	10,163	597,686
BioLife Solutions Inc (b)	2,467	59,652
Bruker Corp	7,181	338,297
Charles River Laboratories International Inc (b)	3,185	635,344
Codexis Inc (b)	5,036	8,208
CryoPort Inc (b)	3,179	30,518
Cytek Biosciences Inc (b)	6,984	35,269
Fortrea Holdings Inc (b)	6,061	104,552
Ginkgo Bioworks Holdings Inc Class A (b)	2,663	22,130
Lifecore Biomedical Inc (b)(c)	2,337	19,117
Maravai LifeSciences Holdings Inc Class A (b)	7,829	25,444
MaxCyte Inc (b)	6,828	10,583
Medpace Holdings Inc (b)	1,436	806,529
Mesa Laboratories Inc	351	27,554
Niagen Bioscience Inc (b)	3,557	22,623
OmniAb Inc (b)	6,312	11,677
Pacific Biosciences of California Inc (b)	19,039	35,603
Personalis Inc (b)	3,387	26,961
Quanterix Corp (b)	2,745	17,458
Quantum-Si Inc Class A (b)(c)	10,660	11,726
Repligen Corp (b)	3,427	561,548
Sotera Health Co (b)	11,423	201,502
Standard BioTools Inc (b)	19,192	24,566
		4,327,233
Pharmaceuticals - 1.4%
Aclaris Therapeutics Inc (b)	6,222	18,728
Alumis Inc (b)	3,875	37,820
Amneal Intermediate Inc Class A (b)	11,105	139,923
Amphastar Pharmaceuticals Inc (b)	2,280	61,058
Amylyx Pharmaceuticals Inc (b)	5,151	62,224
ANI Pharmaceuticals Inc (b)	1,101	86,913
Aquestive Therapeutics Inc (b)(c)	5,660	36,564
Arvinas Inc (b)	4,667	55,351
Axsome Therapeutics Inc (b)	2,717	496,233
Collegium Pharmaceutical Inc (b)	2,003	92,739
Corcept Therapeutics Inc (b)	6,075	211,410
CorMedix Inc (b)(c)	4,417	51,370
Crinetics Pharmaceuticals Inc (b)	6,109	284,374
Edgewise Therapeutics Inc (b)	4,860	120,601
Elanco Animal Health Inc (b)	32,166	727,918
Enliven Therapeutics Inc (b)	2,822	43,459
Esperion Therapeutics Inc (b)	12,791	47,327
Evolus Inc (b)	4,110	27,332
EyePoint Inc (b)	4,116	75,199
Fulcrum Therapeutics Inc (b)	2,308	26,103
Harmony Biosciences Holdings Inc (b)	2,529	94,635
Harrow Inc (b)(c)	2,182	106,918
Innoviva Inc (b)	3,805	76,062
Jazz Pharmaceuticals PLC (b)	3,927	667,591
LENZ Therapeutics Inc (b)	1,267	20,272
Lexicon Pharmaceuticals Inc (b)	11,809	13,580
Ligand Pharmaceuticals Inc (b)	1,274	240,875
Liquidia Corp (b)	4,437	153,032
Mind Medicine MindMed Inc (b)	4,830	64,674
Nektar Therapeutics (b)(c)	1,207	51,032
Nuvation Bio Inc Class A (b)	15,731	140,950
Ocular Therapeutix Inc (b)	11,105	134,815
Omeros Corp (b)(c)	4,314	74,093
Organon & Co	17,136	122,865
Pacira BioSciences Inc (b)	2,855	73,887
Perrigo Co PLC	9,071	126,268
Phathom Pharmaceuticals Inc (b)	2,880	47,779
Phibro Animal Health Corp Class A	1,298	48,493
Prestige Consumer Healthcare Inc (b)	3,200	197,408
Septerna Inc (b)	1,444	40,259
SIGA Technologies Inc	2,659	16,246
Supernus Pharmaceuticals Inc (b)	3,659	181,852
Tarsus Pharmaceuticals Inc (b)	2,523	206,583
Terns Pharmaceuticals Inc (b)	4,426	178,810
Theravance Biopharma Inc (b)	2,340	43,781
Third Harmonic Bio Inc (b)(d)	1,074	0
Trevi Therapeutics Inc (b)	6,264	78,425
WaVe Life Sciences Ltd (b)	7,777	132,209
Xeris Biopharma Holdings Inc (b)	10,259	80,533
Xeris Biopharma Holdings Inc rights (b)(d)	1,262	0
Zevra Therapeutics Inc (b)	3,566	31,951
		6,148,524
TOTAL HEALTH CARE		55,600,213
Industrials - 20.3%
Aerospace & Defense - 2.9%
AAR Corp (b)	2,300	190,417
AeroVironment Inc (b)	2,059	498,052
AerSale Corp (b)	1,992	14,163
Archer Aviation Inc Class A (b)	34,237	257,462
Astronics Corp (b)	2,058	111,626
ATI Inc (b)	8,917	1,023,315
BWX Technologies Inc	5,913	1,022,003
Byrna Technologies Inc (b)(c)	1,184	19,879
Cadre Holdings Inc	1,839	75,105
Carpenter Technology Corp	3,225	1,015,359
Curtiss-Wright Corp	2,437	1,343,445
Ducommun Inc (b)	872	82,953
Hexcel Corp	5,151	380,659
Huntington Ingalls Industries Inc	2,539	863,438
Intuitive Machines Inc Class A (b)(c)	7,027	114,048
Kratos Defense & Security Solutions Inc (b)	10,927	829,469
Leonardo DRS Inc	5,030	171,473
Loar Holdings Inc (b)	2,323	157,964
Mercury Systems Inc (b)	3,423	249,913
Moog Inc Class A	1,840	448,132
National Presto Industries Inc	337	35,978
Redwire Corp Class A (b)(c)	3,562	27,071
Rocket Lab Corp	27,470	1,916,307
StandardAero Inc (b)	9,100	260,988
V2X Inc (b)	1,315	71,733
Virgin Galactic Holdings Inc Class A (b)(c)	3,626	11,639
VSE Corp	1,340	231,512
Woodward Inc	3,877	1,172,095
		12,596,198
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	7,632	1,226,920
Forward Air Corp Class A (b)	1,377	34,425
GXO Logistics Inc (b)	7,398	389,431
Hub Group Inc Class A	3,962	168,821
		1,819,597
Building Products - 1.7%
A O Smith Corp	7,401	494,979
AAON Inc (c)	4,383	334,204
Advanced Drainage Systems Inc	4,633	670,997
Allegion plc	5,544	882,716
American Woodmark Corp (b)	924	49,804
Apogee Enterprises Inc	1,374	50,027
Armstrong World Industries Inc	2,792	533,551
AZZ Inc	1,944	208,358
CSW Industrials Inc	1,089	319,654
Fortune Brands Innovations Inc	7,785	389,406
Gibraltar Industries Inc (b)	1,874	92,651
Griffon Corp	2,542	187,218
Hayward Holdings Inc (b)	12,937	199,877
Insteel Industries Inc	1,240	39,271
Janus International Group Inc (b)	8,821	57,689
JELD-WEN Holding Inc (b)	5,408	13,304
Masterbrand Inc (b)	8,050	88,872
Modine Manufacturing Co (b)	3,397	453,533
Owens Corning	5,412	605,657
Quanex Building Products Corp	2,906	44,694
Resideo Technologies Inc (b)	8,865	311,339
Simpson Manufacturing Co Inc	2,697	435,485
Tecnoglass Inc	1,672	84,135
Trex Co Inc (b)	6,955	243,981
UFP Industries Inc	3,809	346,809
Zurn Elkay Water Solutions Corp	9,638	448,071
		7,586,282
Commercial Services & Supplies - 1.3%
ABM Industries Inc	4,049	171,273
ACCO Brands Corp	5,893	21,981
ACV Auctions Inc Class A (b)	11,430	91,669
Brady Corp Class A	2,834	222,101
BrightView Holdings Inc (b)	4,437	56,217
Brink's Co/The	2,695	314,587
Casella Waste Systems Inc Class A (b)(c)	4,045	396,167
Clean Harbors Inc (b)	3,254	762,998
CoreCivic Inc (b)	7,014	134,038
Deluxe Corp (c)	2,872	64,132
Ennis Inc	1,716	30,905
Enviri Corp (b)	5,326	95,442
GEO Group Inc/The (b)	9,052	145,918
Healthcare Services Group Inc (b)	4,605	88,048
HNI Corp	3,027	127,255
Interface Inc	3,857	107,687
Liquidity Services Inc (b)	1,509	45,738
MillerKnoll Inc	4,330	79,152
Montrose Environmental Group Inc (b)	2,083	51,721
MSA Safety Inc	2,375	380,333
OPENLANE Inc (b)	6,896	205,363
Perma-Fix Environmental Services Inc (b)	1,089	13,711
Pitney Bowes Inc	10,061	106,345
Quad/Graphics Inc Class A	1,905	11,943
Rollins Inc	18,115	1,087,262
Tetra Tech Inc	16,997	570,079
UniFirst Corp/MA	974	187,885
Vestis Corp	7,105	47,390
Virco Mfg. Corp	676	4,319
		5,621,659
Construction & Engineering - 2.7%
AECOM	8,565	816,501
Ameresco Inc Class A (b)	1,939	56,793
API Group Corp (b)	23,924	915,333
Arcosa Inc	3,179	337,991
Argan Inc	884	276,975
Bowman Consulting Group Ltd (b)	907	29,949
Comfort Systems USA Inc	2,277	2,125,102
Construction Partners Inc Class A (b)	3,082	334,551
Dycom Industries Inc (b)	1,872	632,549
EMCOR Group Inc	2,893	1,769,909
Everus Construction Group Inc (b)	3,306	282,861
Fluor Corp (b)	10,461	414,569
Granite Construction Inc	2,827	326,094
Great Lakes Dredge & Dock Corp (b)	4,282	56,180
IES Holdings Inc (b)	567	220,574
Limbach Holdings Inc (b)	702	54,651
MasTec Inc (b)	3,966	862,089
Matrix Service Co (b)	1,747	20,440
MYR Group Inc (b)	1,006	219,811
NWPX Infrastructure Inc (b)	613	38,306
Orion Group Holdings Inc (b)	2,391	23,767
Primoris Services Corp	3,497	434,118
Sterling Infrastructure Inc (b)	1,970	603,273
Tutor Perini Corp	2,874	192,615
Valmont Industries Inc	1,278	514,165
WillScot Holdings Corp	11,802	222,232
		11,781,398
Electrical Equipment - 1.7%
Acuity Inc	1,962	706,398
Allient Inc	948	50,955
American Superconductor Corp (b)	2,999	86,311
Array Technologies Inc (b)(c)	9,704	89,471
Atkore Inc	2,209	139,719
Blink Charging Co (b)(c)	6,554	4,372
Bloom Energy Corp Class A (b)	13,932	1,210,552
ChargePoint Holdings Inc Class A (b)(c)	1,382	9,176
EnerSys	2,425	355,869
Enovix Corp Class B (b)(c)	11,699	85,520
Eos Energy Enterprises Inc (b)(c)	16,824	192,803
Fluence Energy Inc Class A (b)(c)	4,080	80,702
FuelCell Energy Inc (b)(c)	1,452	10,614
Generac Holdings Inc (b)	3,798	517,933
GrafTech International Ltd (b)	1,032	16,006
Hyliion Holdings Corp Class A (b)	8,041	14,795
LSI Industries Inc	1,915	35,083
Net Power Inc Class A (b)(c)	2,330	5,312
Nextpower Inc Class A (b)	9,577	834,252
NuScale Power Corp Class A (b)(c)	8,519	120,714
nVent Electric PLC	10,397	1,060,182
Plug Power Inc (b)(c)	75,267	148,276
Powell Industries Inc	611	194,775
Preformed Line Products Co	167	34,521
Regal Rexnord Corp	4,297	602,955
Sensata Technologies Holding PLC	9,447	314,491
SES AI Corp Class A (b)	16,762	30,172
Shoals Technologies Group Inc (b)	10,639	90,432
Sunrun Inc (b)	14,943	274,951
Thermon Group Holdings Inc (b)	2,210	82,124
Vicor Corp (b)	1,499	164,290
		7,563,726
Ground Transportation - 1.0%
ArcBest Corp	1,503	111,508
Avis Budget Group Inc (b)(c)	1,103	141,537
Covenant Logistics Group Inc Class A	952	20,981
Ftai Infrastructure Inc	7,282	33,570
Heartland Express Inc	2,884	26,043
Hertz Global Holdings Inc (b)(c)	7,879	40,498
Knight-Swift Transportation Holdings Inc	10,492	548,522
Landstar System Inc	2,241	322,032
Lyft Inc Class A (b)	25,736	498,506
Marten Transport Ltd	3,732	42,470
Proficient Auto Logistics Inc (b)	1,509	14,546
RXO Inc (b)	10,698	135,223
Ryder System Inc	2,633	503,930
Saia Inc (b)	1,723	562,594
Schneider National Inc Class B	3,326	88,239
U-Haul Holding Co (b)	788	39,723
U-Haul Holding Co Class N	6,225	290,957
Universal Logistics Holdings Inc	440	6,683
Werner Enterprises Inc	3,956	118,720
XPO Inc (b)	7,614	1,034,819
		4,581,101
Machinery - 4.4%
3D Systems Corp (b)	8,158	14,439
AGCO Corp	4,009	418,219
Alamo Group Inc	711	119,356
Albany International Corp Class A	1,963	99,524
Allison Transmission Holdings Inc	5,404	529,052
Astec Industries Inc	1,552	67,233
Atmus Filtration Technologies Inc	5,314	275,850
Blue Bird Corp (b)	2,099	98,653
CECO Environmental Corp (b)	1,981	118,563
Chart Industries Inc (b)	2,850	587,756
CNH Industrial NV Class A	57,437	529,569
Columbus McKinnon Corp/NY	1,828	31,533
Crane Co	3,160	582,799
Donaldson Co Inc	7,524	667,078
Douglas Dynamics Inc	1,486	48,518
Energy Recovery Inc (b)	3,400	45,866
Enerpac Tool Group Corp Class A	3,537	135,255
Enpro Inc	1,364	292,073
Esab Corp	3,694	412,694
ESCO Technologies Inc	1,672	326,692
Federal Signal Corp	3,935	427,302
Flowserve Corp	8,452	586,400
Franklin Electric Co Inc	2,484	237,297
Gates Industrial Corp PLC (b)	16,656	357,604
Gorman-Rupp Co/The	1,328	63,412
Graco Inc	10,691	876,341
Graham Corp (b)	656	42,135
Greenbrier Cos Inc/The	2,056	96,097
Helios Technologies Inc (c)	2,184	116,822
Hillenbrand Inc	4,614	146,356
Hillman Solutions Corp (b)	13,066	113,152
Hyster-Yale Inc Class A	739	21,956
ITT Inc	5,036	873,796
JBT Marel Corp	3,361	506,402
Kadant Inc	764	217,755
Kennametal Inc	5,010	142,334
Lincoln Electric Holdings Inc	3,567	854,796
Lindsay Corp (c)	728	85,809
Manitowoc Co Inc/The (b)	2,240	26,858
Mayville Engineering Co Inc (b)	925	17,315
Middleby Corp/The (b)	3,017	448,537
Miller Industries Inc/TN	733	27,392
Mueller Industries Inc	7,154	821,279
Mueller Water Products Inc Class A1	10,121	241,082
Nordson Corp	3,469	834,052
Oshkosh Corp	4,138	519,857
Pentair PLC	10,574	1,101,176
Proto Labs Inc (b)	1,600	80,944
RBC Bearings Inc (b)	2,031	910,761
REV Group Inc	3,175	193,072
SPX Technologies Inc (b)	3,195	639,192
Standex International Corp	784	170,348
Symbotic Inc Class A (b)(c)	2,970	176,715
Tennant CO	1,180	86,966
Terex Corp	4,255	227,132
Timken Co/The	4,106	345,438
Titan International Inc (b)	3,054	23,913
Toro Co/The	6,384	502,548
Trinity Industries Inc	5,294	139,973
Wabash National Corp	2,621	22,672
Watts Water Technologies Inc Class A	1,772	489,107
Worthington Enterprises Inc	2,075	107,008
		19,319,825
Marine Transportation - 0.2%
Genco Shipping & Trading Ltd	2,457	45,282
Kirby Corp (b)	3,598	396,428
Matson Inc	2,056	254,019
		695,729
Passenger Airlines - 0.4%
Alaska Air Group Inc (b)	7,479	376,194
Allegiant Travel Co (b)(c)	855	72,906
American Airlines Group Inc (b)	42,720	654,898
Frontier Group Holdings Inc (b)(c)	3,600	16,956
JetBlue Airways Corp (b)(c)	18,450	83,948
Joby Aviation Inc Class A (b)	13,867	183,044
SkyWest Inc (b)	2,628	263,877
Sun Country Airlines Holdings Inc (b)	3,388	48,753
		1,700,576
Professional Services - 2.0%
Alight Inc Class A	29,816	58,141
Amentum Holdings Inc (b)	9,928	287,912
Barrett Business Services Inc	1,632	59,095
BlackSky Technology Inc Class A (b)(c)	1,913	35,869
CACI International Inc (b)	1,423	758,189
Cbiz Inc (b)	3,175	160,179
Clarivate PLC (b)(c)	29,693	99,175
Concentrix Corp (c)	2,957	122,952
Conduent Inc (b)	9,929	19,064
CRA International Inc	418	83,891
CSG Systems International Inc	1,796	137,735
Dayforce Inc (b)	10,308	712,901
ExlService Holdings Inc (b)	10,446	443,328
Exponent Inc	3,282	227,968
First Advantage Corp (b)	5,064	73,580
Franklin Covey Co (b)	676	11,343
FTI Consulting Inc (b)	2,052	350,543
Genpact Ltd	10,483	490,395
Huron Consulting Group Inc (b)	1,043	180,345
ICF International Inc	1,221	104,151
Innodata Inc (b)(c)	2,096	106,791
Insperity Inc	2,285	88,475
KBR Inc	8,347	335,549
Kelly Services Inc Class A	2,042	17,970
Kforce Inc	1,096	33,888
Korn Ferry	3,393	224,006
Legalzoom.com Inc (b)	7,455	74,028
ManpowerGroup Inc	2,959	87,971
Maximus Inc	3,651	315,154
Mistras Group Inc (b)	1,172	14,826
Parsons Corp (b)	3,454	213,457
Paycom Software Inc	3,238	516,008
Paylocity Holding Corp (b)	2,888	440,420
Planet Labs PBC Class A (b)	16,105	317,591
Resolute Holdings Management Inc	232	47,892
Resources Connection Inc	2,136	10,765
Robert Half Inc	6,545	177,762
Science Applications International Corp	3,038	305,805
Spire Global Inc Class A (b)(c)	1,806	13,545
TriNet Group Inc	1,984	117,314
TrueBlue Inc (b)	1,900	8,645
TTEC Holdings Inc (b)(c)	1,237	4,453
UL Solutions Inc Class A	4,061	320,250
Upwork Inc (b)	8,630	171,047
Verra Mobility Corp Class A (b)	10,327	231,428
Willdan Group Inc (b)	926	95,989
		8,707,785
Trading Companies & Distributors - 1.6%
Air Lease Corp Class A	6,762	434,323
Alta Equipment Group Inc Class A	1,244	5,721
Applied Industrial Technologies Inc	2,463	632,425
BlueLinx Holdings Inc (b)	501	30,776
Boise Cascade Co	2,441	179,658
Core & Main Inc Class A (b)	12,269	637,620
Custom Truck One Source Inc Class A (b)	3,853	22,193
Distribution Solutions Group Inc (b)	408	11,175
DNOW Inc (b)	7,105	94,141
DXP Enterprises Inc/TX (b)	806	88,491
FTAI Aviation Ltd	6,637	1,306,493
GATX Corp	2,305	390,928
Global Industrial Co	900	26,298
Herc Holdings Inc	1,983	294,238
Hudson Technologies Inc (b)	2,438	16,700
McGrath RentCorp	1,607	168,623
MSC Industrial Direct Co Inc Class A	2,969	249,693
NPK International Inc (b)	5,355	63,832
QXO Inc (b)(c)	31,392	605,552
Rush Enterprises Inc Class A	3,978	214,573
SiteOne Landscape Supply Inc (b)	2,894	360,477
Titan Machinery Inc (b)	1,257	18,905
Transcat Inc (b)	593	33,641
Wesco International Inc	3,148	770,127
Willis Lease Finance Corp	193	26,179
Xometry Inc Class A (b)	2,827	168,122
		6,850,904
TOTAL INDUSTRIALS		88,824,780
Information Technology - 13.0%
Communications Equipment - 1.3%
ADTRAN Holdings Inc (b)	4,668	40,565
Applied Optoelectronics Inc (b)(c)	3,721	129,714
Aviat Networks Inc (b)	734	15,693
Calix Inc (b)	3,850	203,781
Ciena Corp (b)	9,142	2,138,040
Clearfield Inc (b)	727	21,192
CommScope Holding Co Inc (b)	14,334	259,875
Digi International Inc (b)	2,449	106,017
Extreme Networks Inc (b)	8,614	143,423
Harmonic Inc (b)	7,221	71,416
Lumentum Holdings Inc (b)	4,516	1,664,552
Netgear Inc (b)	1,841	45,160
NetScout Systems Inc (b)	4,488	121,445
Ribbon Communications Inc (b)	5,790	16,675
Viasat Inc (b)	8,693	299,561
Viavi Solutions Inc (b)	14,429	257,125
		5,534,234
Electronic Equipment, Instruments & Components - 2.6%
908 Devices Inc (b)	1,747	9,171
Advanced Energy Industries Inc	2,437	510,235
Aeva Technologies Inc (b)(c)	1,646	21,859
Arlo Technologies Inc (b)	6,633	92,796
Arrow Electronics Inc (b)	3,329	366,789
Avnet Inc	5,429	261,026
Badger Meter Inc	1,908	332,774
Bel Fuse Inc Class B	695	117,893
Belden Inc	2,567	299,184
Benchmark Electronics Inc	2,379	101,726
Climb Global Solutions Inc	260	26,725
Cognex Corp	10,867	390,995
Coherent Corp (b)	10,057	1,856,220
Crane NXT Co (c)	3,207	150,953
CTS Corp (c)	1,969	84,411
Daktronics Inc (b)	2,661	52,608
ePlus Inc	1,726	151,370
Evolv Technologies Holdings Inc Class A (b)	8,740	62,578
Flex Ltd (b)	24,258	1,465,668
Insight Enterprises Inc (b)	2,048	166,851
IPG Photonics Corp (b)	1,663	119,071
Itron Inc (b)	2,956	274,494
Kimball Electronics Inc (b)	1,551	43,149
Knowles Corp (b)	5,637	120,801
Lightwave Logic Inc (b)	8,223	26,643
Littelfuse Inc	1,604	405,684
Methode Electronics Inc	2,247	14,919
MicroVision Inc (b)(c)	19,031	15,760
Mirion Technologies Inc Class A (b)	15,872	371,722
Napco Security Technologies Inc	2,271	94,701
nLight Inc (b)	3,285	123,220
Novanta Inc (b)	2,331	277,366
OSI Systems Inc (b)	1,022	260,671
Ouster Inc Class A (b)	3,648	78,943
PC Connection Inc	734	42,396
Plexus Corp (b)	1,751	257,397
Powerfleet Inc NJ (b)(c)	7,462	39,698
Red Cat Holdings Inc (b)(c)	6,448	51,133
Rogers Corp (b)	1,119	102,467
Sanmina Corp (b)	3,450	517,742
ScanSource Inc (b)	1,321	51,598
SmartRent Inc Class A (b)	11,180	22,584
TD SYNNEX Corp	4,956	744,540
TTM Technologies Inc (b)	6,691	461,679
Vishay Intertechnology Inc	8,124	117,717
Vishay Precision Group Inc (b)	780	30,030
Vontier Corp	9,473	352,206
		11,540,163
IT Services - 0.6%
Amdocs Ltd	7,182	578,223
Applied Digital Corp (b)(c)	15,062	369,320
ASGN Inc (b)	2,877	138,585
Backblaze Inc Class A (b)	3,586	16,711
BigBear.ai Holdings Inc (b)(c)	24,158	130,453
Commerce.com Inc (b)	4,251	17,514
DigitalOcean Holdings Inc (b)	4,420	212,690
DXC Technology Co (b)	11,667	170,922
EPAM Systems Inc (b)	3,601	737,773
Fastly Inc Class A (b)	9,185	93,503
Grid Dynamics Holdings Inc (b)	4,219	38,098
Hackett Group Inc/The	1,456	28,581
Kyndryl Holdings Inc (b)	14,930	396,541
Rackspace Technology Inc (b)	6,320	6,135
TSS Inc/MD (b)(c)	1,498	10,591
Unisys Corp (b)	4,234	11,686
		2,957,326
Semiconductors & Semiconductor Equipment - 2.5%
ACM Research Inc Class A (b)	3,464	136,655
Aehr Test Systems (b)	1,787	36,080
Alpha & Omega Semiconductor Ltd (b)	1,564	30,983
Ambarella Inc (b)	2,616	185,317
Ambiq Micro Inc	256	7,296
Amkor Technology Inc	7,348	290,099
Atomera Inc (b)(c)	1,997	4,413
Axcelis Technologies Inc (b)	2,043	164,135
CEVA Inc (b)	1,516	32,624
Cirrus Logic Inc (b)	3,315	392,828
Cohu Inc (b)	2,957	68,809
Credo Technology Group Holding Ltd (b)	9,772	1,406,094
Diodes Inc (b)	3,029	149,451
Enphase Energy Inc (b)	8,467	271,367
FormFactor Inc (b)	4,991	278,398
Ichor Holdings Ltd (b)	2,177	40,122
Impinj Inc (b)	1,675	291,467
Kopin Corp (b)	10,346	24,210
Lattice Semiconductor Corp (b)	8,852	651,330
MACOM Technology Solutions Holdings Inc (b)	4,141	709,271
MaxLinear Inc Class A (b)	5,417	94,418
MKS Inc	4,340	693,532
Navitas Semiconductor Corp Class A (b)(c)	12,085	86,287
NVE Corp	316	18,748
Onto Innovation Inc (b)	3,170	500,416
PDF Solutions Inc (b)	2,033	58,001
Penguin Solutions Inc (b)	3,025	59,169
Photronics Inc (b)	3,828	122,496
Power Integrations Inc	3,684	130,929
Qorvo Inc (b)	5,439	459,650
Rambus Inc (b)	6,959	639,463
Rigetti Computing Inc Class A (b)	20,977	464,641
Semtech Corp (b)	5,605	413,032
Silicon Laboratories Inc (b)	2,122	277,345
SiTime Corp (b)	1,414	499,411
SkyWater Technology Inc (b)	1,775	32,234
Skyworks Solutions Inc	9,593	608,292
SolarEdge Technologies Inc (b)(c)	3,914	112,919
Synaptics Inc (b)	2,500	185,050
Ultra Clean Holdings Inc (b)	2,877	72,874
Universal Display Corp	2,856	333,524
Veeco Instruments Inc (b)	3,952	112,948
		11,146,328
Software - 4.9%
8x8 Inc (b)	8,617	16,975
A10 Networks Inc	4,838	85,584
ACI Worldwide Inc (b)	6,675	319,132
Adeia Inc	6,957	120,008
Agilysys Inc (b)	1,645	195,492
Alarm.com Holdings Inc (b)	3,252	165,917
Alkami Technology Inc (b)(c)	5,151	118,834
Amplitude Inc Class A (b)	5,903	68,357
Appfolio Inc Class A (b)	1,481	344,555
Appian Corp Class A (b)	2,667	94,465
Arteris Inc (b)	1,952	30,256
Asana Inc Class A (b)	5,736	78,641
Aurora Innovation Inc Class A (b)	74,101	284,548
AvePoint Inc Class A (b)	9,069	125,968
Bentley Systems Inc Class B	9,629	367,491
BILL Holdings Inc (b)	5,928	323,313
Blackbaud Inc (b)	2,424	153,488
BlackLine Inc (b)	3,372	186,438
Blend Labs Inc Class A (b)	14,151	43,019
Box Inc Class A (b)	9,353	279,748
Braze Inc Class A (b)	5,256	180,228
C3.ai Inc Class A (b)(c)	7,844	105,737
Ccc Intelligent Solutions Holdings Inc Class A (b)	35,782	284,467
Cerence Inc (b)	2,753	29,430
Cipher Mining Inc (b)(c)	18,837	278,034
Circle Internet Group Inc Class A	3,440	272,792
Cleanspark Inc (b)(c)	18,196	184,144
Clear Secure Inc Class A	5,648	198,132
Clearwater Analytics Holdings Inc Class A (b)	18,629	449,331
Commvault Systems Inc (b)	2,878	360,786
Confluent Inc Class A (b)	18,878	570,871
Consensus Cloud Solutions Inc (b)	1,203	26,249
Core Scientific Inc (b)	19,762	287,735
Daily Journal Corp (b)	58	28,265
Digimarc Corp (b)	1,042	6,836
Digital Turbine Inc (b)	6,198	30,990
Dolby Laboratories Inc Class A	3,960	254,311
Domo Inc Class B (b)	2,116	17,838
Dropbox Inc Class A (b)	11,963	332,571
Dynatrace Inc (b)	19,483	844,393
Elastic NV (b)	6,005	453,017
Expensify Inc Class A (b)	3,696	5,581
Five9 Inc (b)	4,904	98,325
Freshworks Inc Class A (b)	13,020	159,495
Gitlab Inc Class A (b)	8,980	337,019
Guidewire Software Inc (b)	5,443	1,094,097
I3 Verticals Inc Class A (b)(c)	1,342	33,805
Intapp Inc (b)	3,645	167,014
InterDigital Inc (c)	1,670	531,695
Jamf Holding Corp (b)	5,315	69,148
Klaviyo Inc Class A (b)	7,985	259,273
LiveRamp Holdings Inc (b)	4,328	127,113
Manhattan Associates Inc (b)	3,912	677,989
MARA Holdings Inc (b)(c)	23,973	215,278
Mitek Systems Inc (b)	2,908	30,679
N-able Inc/US (b)	4,743	35,478
nCino Inc (b)	6,886	176,557
NCR Voyix Corp (b)(c)	8,774	89,495
NextNav Inc Class A (b)	5,824	96,911
Nutanix Inc Class A (b)	17,333	895,943
OneSpan Inc	2,485	31,907
Onestream Inc Class A (b)	5,214	95,833
Ooma Inc (b)	1,648	19,331
PagerDuty Inc (b)	5,855	76,759
PAR Technology Corp (b)	2,575	93,421
Pegasystems Inc	5,979	357,066
Pivotal Software Inc rights (b)(d)	698	0
Porch Group Inc (b)	6,231	56,889
Procore Technologies Inc (b)	7,482	544,241
Progress Software Corp (b)	2,834	121,749
Q2 Holdings Inc (b)	4,039	291,454
Qualys Inc (b)	2,336	310,454
Rapid7 Inc (b)	3,647	55,434
Red Violet Inc	839	47,781
Rekor Systems Inc (b)	8,030	11,081
RingCentral Inc Class A (b)	5,272	152,255
Riot Platforms Inc (b)	20,878	264,524
Rubrik Inc Class A (b)	8,619	659,181
Samsara Inc Class A (b)	19,389	687,340
SEMrush Holdings Inc Class A (b)	2,866	34,077
SentinelOne Inc Class A (b)	20,613	309,195
SoundHound AI Inc Class A (b)(c)	24,278	242,052
Sprinklr Inc Class A (b)	7,726	60,108
Sprout Social Inc Class A (b)	3,342	37,664
SPS Commerce Inc (b)	2,460	219,260
Telos Corp (b)	3,374	17,207
Tenable Holdings Inc (b)	7,851	184,734
Teradata Corp (b)	6,151	187,236
Terawulf Inc (b)(c)	20,038	230,237
UiPath Inc Class A (b)	27,536	451,315
Unity Software Inc (b)	21,873	966,130
Varonis Systems Inc (b)	7,257	238,030
Veritone Inc (b)	2,841	13,211
Vertex Inc Class A (b)	4,665	93,160
Viant Technology Inc Class A (b)	1,042	12,546
Weave Communications Inc (b)	4,201	31,886
Workiva Inc Class A (b)	3,375	291,094
Xperi Inc (b)	2,941	17,234
Yext Inc (b)	6,631	53,446
Zeta Global Holdings Corp Class A (b)	12,605	256,512
		21,522,315
Technology Hardware, Storage & Peripherals - 1.1%
CompoSecure Inc Class A (b)	2,998	57,801
Corsair Gaming Inc (b)	2,949	17,517
Diebold Nixdorf Inc (b)	2,390	162,257
Eastman Kodak Co (b)	3,760	31,810
Immersion Corp	1,747	11,880
IonQ Inc (b)(c)	19,208	861,863
Pure Storage Inc Class A (b)	20,077	1,345,360
Sandisk Corp/DE	8,932	2,120,278
Turtle Beach Corp (b)	892	12,515
Xerox Holdings Corp (c)	7,512	17,803
		4,639,084
TOTAL INFORMATION TECHNOLOGY		57,339,450
Materials - 4.1%
Chemicals - 1.7%
AdvanSix Inc	1,714	29,652
Albemarle Corp	7,617	1,077,348
American Vanguard Corp (b)	1,787	6,826
Arq Inc (b)	2,063	6,746
Ashland Inc	2,976	174,602
ASP Isotopes Inc (b)	5,075	27,151
Aspen Aerogels Inc (b)	4,388	12,418
Avient Corp	5,957	186,097
Axalta Coating Systems Ltd (b)	13,993	452,114
Balchem Corp	2,100	322,056
Cabot Corp	3,454	228,931
Celanese Corp	7,100	300,188
Chemours Co/The	9,840	116,014
Ecovyst Inc (b)	7,238	70,426
Element Solutions Inc	14,683	366,928
FMC Corp	8,271	114,719
Hawkins Inc	1,358	192,917
HB Fuller Co	3,517	209,121
Huntsman Corp	10,487	104,870
Ingevity Corp (b)	2,388	141,322
Innospec Inc	1,638	125,373
Intrepid Potash Inc (b)	664	18,413
Koppers Holdings Inc	1,244	33,688
Kronos Worldwide Inc (c)	1,471	6,502
LSB Industries Inc (b)	3,422	29,087
Mativ Holdings Inc	3,472	42,185
Minerals Technologies Inc	2,060	125,557
Mosaic Co/The	20,531	494,592
NewMarket Corp	504	346,379
Olin Corp	7,497	156,163
Origin Materials Inc Class A (b)	8,438	1,786
Perimeter Solutions Inc (b)	9,014	248,155
PureCycle Technologies Inc (b)(c)	9,025	77,525
Quaker Chemical Corp	905	124,266
Rayonier Advanced Materials Inc (b)	4,232	24,926
RPM International Inc	8,288	861,952
Scotts Miracle-Gro Co/The	2,907	169,623
Sensient Technologies Corp	2,752	258,550
Stepan Co	1,373	65,025
Trinseo PLC	2,297	1,141
Tronox Holdings PLC	7,616	31,759
Westlake Corp	2,183	161,411
		7,544,504
Construction Materials - 0.2%
Eagle Materials Inc	2,102	434,442
Knife River Corp (b)	3,672	258,325
United States Lime & Minerals Inc	672	80,465
		773,232
Containers & Packaging - 0.7%
AptarGroup Inc	4,257	519,184
Ardagh Metal Packaging SA	9,264	37,982
Crown Holdings Inc	7,428	764,861
Graphic Packaging Holding CO	19,192	289,032
Greif Inc Class A	1,730	117,121
Myers Industries Inc	2,393	44,797
O-I Glass Inc (b)	10,048	148,308
Ranpak Holdings Corp Class A (b)	2,671	14,450
Sealed Air Corp	9,520	394,414
Silgan Holdings Inc	5,742	231,805
Sonoco Products Co	6,391	278,903
TriMas Corp	2,040	72,318
		2,913,175
Metals & Mining - 1.4%
Alcoa Corp	16,741	889,617
Alpha Metallurgical Resources Inc (b)	719	143,714
Century Aluminum Co (b)	3,513	137,639
Cleveland-Cliffs Inc (b)	32,005	425,026
Coeur Mining Inc (b)	41,585	741,461
Commercial Metals Co	7,229	500,391
Compass Minerals International Inc (b)	2,188	42,972
Contango ORE Inc (b)	574	15,158
Hecla Mining Co	42,787	821,083
Idaho Strategic Resources Inc (b)(c)	849	34,215
Ivanhoe Electric Inc / US (b)	6,346	101,409
Kaiser Aluminum Corp	1,060	121,752
Materion Corp	1,349	167,708
Mesabi Trust	860	33,127
Metallus Inc (b)(c)	2,276	39,056
MP Materials Corp (b)(c)	8,709	439,979
Olympic Steel Inc	625	26,741
Ramaco Resources Inc Class A (b)	2,525	45,450
Royal Gold Inc	4,255	945,844
Ryerson Holding Corp (c)	1,742	43,829
SunCoke Energy Inc	5,417	39,002
Warrior Met Coal Inc	3,402	299,954
Worthington Steel Inc	2,071	71,698
		6,126,825
Paper & Forest Products - 0.1%
Clearwater Paper Corp (b)	1,012	17,609
Louisiana-Pacific Corp	4,097	330,874
Sylvamo Corp	2,248	108,241
		456,724
TOTAL MATERIALS		17,814,460
Real Estate - 6.0%
Diversified REITs - 0.2%
Alexander & Baldwin Inc	4,701	97,029
Alpine Income Property Trust Inc	889	14,863
American Assets Trust Inc	3,064	58,002
Armada Hoffler Properties Inc Class A	5,283	34,973
Broadstone Net Lease Inc Class A	12,358	214,658
CTO Realty Growth Inc	2,034	37,446
Essential Properties Realty Trust Inc	12,850	381,131
Gladstone Commercial Corp	3,161	33,728
Global Net Lease Inc	13,294	114,328
		986,158
Health Care REITs - 0.8%
American Healthcare REIT Inc	10,903	513,095
CareTrust REIT Inc	14,277	516,256
Community Healthcare Trust Inc	1,762	28,932
Diversified Healthcare Trust	13,804	66,949
Global Medical REIT Inc	834	28,139
Healthcare Realty Trust Inc	22,831	386,985
LTC Properties Inc	2,966	101,971
Medical Properties Trust Inc (c)	32,115	160,575
National Health Investors Inc	3,112	237,663
Omega Healthcare Investors Inc	19,105	847,117
Sabra Health Care REIT Inc	15,585	295,180
Sila Realty Trust Inc	3,755	87,529
Universal Health Realty Income Trust	860	33,721
		3,304,112
Hotel & Resort REITs - 0.3%
Apple Hospitality REIT Inc	14,523	172,098
Chatham Lodging Trust	3,250	22,133
DiamondRock Hospitality Co	13,095	117,331
Park Hotels & Resorts Inc	13,303	139,149
Pebblebrook Hotel Trust	7,491	84,798
RLJ Lodging Trust	9,610	71,595
Ryman Hospitality Properties Inc	4,088	386,807
Service Properties Trust	9,889	18,195
Summit Hotel Properties Inc	6,828	33,252
Sunstone Hotel Investors Inc	12,592	112,572
Xenia Hotels & Resorts Inc	6,446	91,146
		1,249,076
Industrial REITs - 0.7%
Americold Realty Trust Inc	18,550	238,553
EastGroup Properties Inc	3,453	615,118
First Industrial Realty Trust Inc	8,584	491,606
Lineage Inc (c)	3,763	131,705
LXP Industrial Trust	3,879	192,321
One Liberty Properties Inc	1,112	22,562
Plymouth Industrial REIT Inc	2,856	62,489
Rexford Industrial Realty Inc	15,298	592,339
STAG Industrial Inc Class A	12,123	445,641
Terreno Realty Corp	6,711	394,003
		3,186,337
Office REITs - 0.6%
Brandywine Realty Trust	11,214	32,745
BXP Inc	9,546	644,164
COPT Defense Properties	7,361	204,636
Cousins Properties Inc	10,926	281,672
Douglas Emmett Inc	11,012	121,022
Easterly Government Properties Inc	2,802	59,374
Empire State Realty Trust Inc Class A	8,763	57,135
Highwoods Properties Inc	7,085	182,935
Hudson Pacific Properties Inc (b)	3,424	37,082
JBG SMITH Properties	3,926	66,781
Kilroy Realty Corp	7,060	263,832
NET Lease Office Properties	904	23,314
Orion Properties Inc	3,334	7,535
Peakstone Realty Trust	2,122	30,451
Piedmont Realty Trust Inc Class A1	8,394	70,006
Postal Realty Trust Inc Class A	1,558	25,146
SL Green Realty Corp	4,617	211,782
Vornado Realty Trust	10,460	348,109
		2,667,721
Real Estate Management & Development - 0.8%
Anywhere Real Estate Inc (b)	6,485	91,828
Compass Inc Class A (b)	29,667	313,580
Cushman & Wakefield Ltd	15,074	244,048
Douglas Elliman Inc (b)	4,793	11,359
eXp World Holdings Inc (c)	5,756	52,092
Forestar Group Inc (b)	1,222	30,098
Howard Hughes Holdings Inc (b)	2,004	159,859
Jones Lang LaSalle Inc (b)	3,066	1,031,617
Kennedy-Wilson Holdings Inc	7,633	73,811
Marcus & Millichap Inc	1,548	42,245
Newmark Group Inc Class A	10,142	175,862
Opendoor Technologies Inc Class A (b)(c)	43,353	252,749
Opendoor Technologies Inc warrants 11/20/2026 (b)	1,417	1,275
Opendoor Technologies Inc warrants 11/20/2026 (b)	1,417	737
Opendoor Technologies Inc warrants 11/20/2026 (b)	1,417	566
RE/MAX Holdings Inc Class A (b)	1,244	9,442
RMR Group Inc/The Class A	1,160	17,284
Seaport Entertainment Group Inc (b)	471	9,311
St Joe Co/The	2,615	155,253
Tejon Ranch Co (b)	1,593	25,122
Zillow Group Inc Class A (b)	3,172	216,426
Zillow Group Inc Class C (b)	11,379	776,275
		3,690,839
Residential REITs - 0.7%
American Homes 4 Rent Class A	21,044	675,512
Apartment Investment and Management Co Class A	8,099	48,108
Camden Property Trust	6,906	760,213
Centerspace	1,081	72,124
Elme Communities	5,634	98,032
Equity LifeStyle Properties Inc	12,533	759,625
Independence Realty Trust Inc	15,159	264,979
NexPoint Residential Trust Inc	1,406	42,321
UMH Properties Inc	5,222	83,082
Veris Residential Inc	5,144	76,543
		2,880,539
Retail REITs - 1.3%
Acadia Realty Trust	8,579	176,213
Agree Realty Corp	7,152	515,159
Alexander's Inc	140	30,512
Brixmor Property Group Inc	19,820	519,680
CBL & Associates Properties Inc	1,015	37,555
Curbline Properties Corp	6,357	147,546
Federal Realty Investment Trust	5,088	512,870
FrontView REIT Inc	1,330	19,631
Getty Realty Corp (c)	3,395	92,921
InvenTrust Properties Corp	5,135	144,858
Kimco Realty Corp	43,823	888,292
Kite Realty Group Trust	14,312	343,059
Macerich Co/The	16,399	302,726
NETSTREIT Corp (c)	5,577	98,378
NNN REIT Inc	12,270	486,260
Phillips Edison & Co Inc	8,160	290,251
Regency Centers Corp	10,559	728,888
Saul Centers Inc	821	25,886
SITE Centers Corp	3,307	21,231
Tanger Inc	7,357	245,503
Urban Edge Properties	8,273	158,759
Whitestone REIT	2,906	40,364
		5,826,542
Specialized REITs - 0.6%
CubeSmart	14,811	533,937
EPR Properties	4,955	247,255
Farmland Partners Inc	2,612	25,310
Four Corners Property Trust Inc	6,936	159,944
Gladstone Land Corp	2,181	19,956
Lamar Advertising Co Class A	5,624	711,887
Millrose Properties Inc Class A	7,789	232,657
National Storage Affiliates Trust	4,671	131,769
Outfront Media Inc	9,462	228,034
PotlatchDeltic Corp	4,664	185,534
Rayonier Inc	9,668	209,312
Safehold Inc	2,944	40,303
		2,725,898
TOTAL REAL ESTATE		26,517,222
Utilities - 2.5%
Electric Utilities - 0.8%
Hawaiian Electric Industries Inc (b)	11,320	139,235
IDACORP Inc	3,478	440,176
MGE Energy Inc	2,387	187,189
OGE Energy Corp	12,986	554,502
Oklo Inc Class A (b)(c)	7,546	541,501
Otter Tail Corp	2,717	219,561
Pinnacle West Capital Corp	7,693	682,369
Portland General Electric Co	7,082	339,865
TXNM Energy Inc	6,079	357,932
		3,462,330
Gas Utilities - 0.6%
Chesapeake Utilities Corp	1,530	190,883
MDU Resources Group Inc	13,195	257,566
National Fuel Gas Co	5,844	467,871
New Jersey Resources Corp	6,505	300,011
Northwest Natural Holding Co	2,710	126,665
ONE Gas Inc	3,876	299,421
Southwest Gas Holdings Inc	4,152	332,243
Spire Inc	3,820	315,914
UGI Corp	13,887	519,790
		2,810,364
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The	46,095	661,002
Clearway Energy Inc Class A	3,558	111,792
Clearway Energy Inc Class C	4,192	139,426
Hallador Energy Co (b)	2,207	42,021
Ormat Technologies Inc	3,933	434,479
Talen Energy Corp (b)	2,955	1,107,653
		2,496,373
Multi-Utilities - 0.2%
Avista Corp	5,281	203,530
Black Hills Corp	4,711	327,038
Northwestern Energy Group Inc	3,991	257,579
Unitil Corp	1,126	54,543
		842,690
Water Utilities - 0.3%
American States Water Co	2,509	181,852
Cadiz Inc (b)	3,465	19,438
California Water Service Group	3,890	168,554
Consolidated Water Co Ltd	954	33,667
Essential Utilities Inc	18,099	694,278
H2O America	2,180	106,798
Middlesex Water Co	1,236	62,319
York Water Co/The	931	29,643
		1,296,549
TOTAL UTILITIES		10,908,306
TOTAL UNITED STATES		419,681,671
TOTAL COMMON STOCKS (Cost $332,392,845)		429,738,929

U.S. Treasury Obligations - 0.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (g) (Cost $606,313)	3.82	609,000	606,510

Money Market Funds - 6.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.79	8,591,431	8,593,149
Fidelity Securities Lending Cash Central Fund (h)(i)	3.77	18,672,607	18,674,475
TOTAL MONEY MARKET FUNDS (Cost $27,267,859)			27,267,624

TOTAL INVESTMENT IN SECURITIES - 104.1% (Cost $360,267,017)	457,613,063
NET OTHER ASSETS (LIABILITIES) - (4.1)%	(18,167,849)
NET ASSETS - 100.0%	439,445,214

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	38	3/2026	4,746,200	(109,061)
CME E-Mini S&P MidCap 400 Index Contracts (United States)	16	3/2026	5,320,320	(99,175)

TOTAL FUTURES CONTRACTS				(208,236)
The notional amount of long futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $79,806 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $606,510.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,870,950	101,012,976	100,291,127	357,130	585	(235)	8,593,149	8,591,431	0.0%
Fidelity Securities Lending Cash Central Fund	17,101,417	82,359,399	80,785,877	206,875	(464)	-	18,674,475	18,672,607	0.1%
Total	24,972,367	183,372,375	181,077,004	564,005	121	(235)	27,267,624

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	15,837,339	15,837,339	-	-
Consumer Discretionary	48,675,283	48,675,283	-	-
Consumer Staples	14,193,739	14,193,739	-	-
Energy	14,976,768	14,976,768	-	-
Financials	73,788,706	73,788,706	-	-
Health Care	56,027,563	56,026,334	-	1,229
Industrials	88,923,058	88,923,058	-	-
Information Technology	59,658,976	59,658,976	-	-
Materials	20,231,969	20,231,969	-	-
Real Estate	26,517,222	26,517,222	-	-
Utilities	10,908,306	10,908,306	-	-

U.S. Treasury Obligations	606,510	-	606,510	-

Money Market Funds	27,267,624	27,267,624	-	-
Total Investments in Securities:	457,613,063	457,005,324	606,510	1,229
Derivative Instruments:

Liabilities
Futures Contracts	(208,236)	(208,236)	-	-
Total Liabilities	(208,236)	(208,236)	-	-
Total Derivative Instruments:	(208,236)	(208,236)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	-	(208,236)
Total Equity Risk	-	(208,236)
Total Value of Derivatives	-	(208,236)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP Extended Market Index Portfolio
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $19,006,517) - See accompanying schedule:
Unaffiliated issuers (cost $332,999,158)	$430,345,439
Fidelity Central Funds (cost $27,267,859)	27,267,624

Total Investment in Securities (cost $360,267,017)		$457,613,063
Segregated cash with brokers for derivative instruments		95,056
Foreign currency held at value (cost $12,976)		13,239
Receivable for investments sold		464,997
Receivable for fund shares sold		55,891
Dividends receivable		403,528
Distributions receivable from Fidelity Central Funds		36,902
Other receivables		4,542
Total assets		458,687,218
Liabilities
Payable to custodian bank	$1,729
Payable for fund shares redeemed	413,166
Accrued management fee	44,359
Distribution and service plan fees payable	15,119
Payable for daily variation margin on futures contracts	92,651
Other payables and accrued expenses	17
Collateral on securities loaned	18,674,963
Total liabilities		19,242,004
Net Assets		$439,445,214
Net Assets consist of:
Paid in capital		$362,719,987
Total accumulated earnings (loss)		76,725,227
Net Assets		$439,445,214

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($313,284,722 ÷ 19,659,729 shares)		$15.94
Service Class :
Net Asset Value, offering price and redemption price per share ($90,102,343 ÷ 5,671,121 shares)		$15.89
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($36,058,149 ÷ 2,273,787 shares)		$15.86
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$4,499,056
Interest		29,077
Income from Fidelity Central Funds (including $206,875 from security lending)		564,005
Total income		5,092,138
Expenses
Management fee	$418,057
Distribution and service plan fees	142,072
Independent trustees' fees and expenses	1,304
Miscellaneous	1,815
Total expenses before reductions	563,248
Expense reductions	(2,025)
Total expenses after reductions		561,223
Net Investment income (loss)		4,530,915
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	8,131,710
Fidelity Central Funds	121
Foreign currency transactions	(13)
Futures contracts	(31,793)
Total net realized gain (loss)		8,100,025
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	29,272,372
Fidelity Central Funds	(235)
Assets and liabilities in foreign currencies	829
Futures contracts	133,731
Total change in net unrealized appreciation (depreciation)		29,406,697
Net gain (loss)		37,506,722
Net increase (decrease) in net assets resulting from operations		$42,037,637
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,530,915	$3,429,130
Net realized gain (loss)	8,100,025	11,256,692
Change in net unrealized appreciation (depreciation)	29,406,697	13,105,799
Net increase (decrease) in net assets resulting from operations	42,037,637	27,791,621
Distributions to shareholders	(4,481,824)	(3,555,697)

Share transactions - net increase (decrease)	116,658,141	47,236,187
Total increase (decrease) in net assets	154,213,954	71,472,111

Net Assets
Beginning of period	285,231,260	213,759,149
End of period	$439,445,214	$285,231,260

Financial Highlights
VIP Extended Market Index Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.35	$12.94	$11.22	$14.19	$12.52
Income from Investment Operations
Net investment income (loss) A,B	.20	.20	.20	.18	.18
Net realized and unrealized gain (loss)	1.57	1.40	1.73	(2.75)	2.44
Total from investment operations	1.77	1.60	1.93	(2.57)	2.62
Distributions from net investment income	(.18)	(.19)	(.21)	(.17)	(.18)
Distributions from net realized gain	-	-	-	(.24)	(.77)
Total distributions	(.18)	(.19)	(.21)	(.40) C	(.95)
Net asset value, end of period	$15.94	$14.35	$12.94	$11.22	$14.19
Total Return D,E	12.32%	12.31%	17.44%	(18.13)%	21.24%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12%	.13%	.13%	.13%	.13%
Expenses net of fee waivers, if any	.12%	.13%	.13%	.13%	.13%
Expenses net of all reductions, if any	.12%	.12%	.12%	.13%	.13%
Net investment income (loss)	1.34%	1.43%	1.66%	1.51%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$313,285	$194,742	$165,753	$140,653	$160,811
Portfolio turnover rate H	13%	12%	80%	18%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Extended Market Index Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.31	$12.91	$11.20	$14.17	$12.50
Income from Investment Operations
Net investment income (loss) A,B	.18	.18	.18	.17	.16
Net realized and unrealized gain (loss)	1.56	1.40	1.74	(2.75)	2.45
Total from investment operations	1.74	1.58	1.92	(2.58)	2.61
Distributions from net investment income	(.16)	(.18)	(.21)	(.16)	(.17)
Distributions from net realized gain	-	-	-	(.24)	(.77)
Total distributions	(.16)	(.18)	(.21)	(.39) C	(.94)
Net asset value, end of period	$15.89	$14.31	$12.91	$11.20	$14.17
Total Return D,E	12.18%	12.19%	17.34%	(18.22)%	21.16%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.22%	.22%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.22%	.22%	.23%	.23%	.23%
Expenses net of all reductions, if any	.22%	.22%	.22%	.23%	.23%
Net investment income (loss)	1.24%	1.34%	1.56%	1.41%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$90,102	$73,201	$40,805	$26,672	$23,331
Portfolio turnover rate H	13%	12%	80%	18%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Extended Market Index Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.29	$12.90	$11.20	$14.16	$12.50
Income from Investment Operations
Net investment income (loss) A,B	.16	.16	.17	.15	.14
Net realized and unrealized gain (loss)	1.56	1.40	1.72	(2.73)	2.44
Total from investment operations	1.72	1.56	1.89	(2.58)	2.58
Distributions from net investment income	(.15)	(.17)	(.19)	(.14)	(.15)
Distributions from net realized gain	-	-	-	(.24)	(.77)
Total distributions	(.15)	(.17)	(.19)	(.38)	(.92)
Net asset value, end of period	$15.86	$14.29	$12.90	$11.20	$14.16
Total Return C,D	12.03%	12.03%	17.11%	(18.30)%	20.93%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.37%	.37%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.37%	.37%	.38%	.38%	.38%
Expenses net of all reductions, if any	.37%	.37%	.37%	.38%	.38%
Net investment income (loss)	1.09%	1.19%	1.41%	1.26%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$36,058	$17,288	$7,201	$6,224	$7,228
Portfolio turnover rate G	13%	12%	80%	18%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP International Index Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 97.6%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (d)	2,291	111,480
AUSTRALIA - 4.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	126,304	410,487
Interactive Media & Services - 0.1%
CAR Group Ltd	11,964	245,593
REA Group Ltd	1,591	194,715
SEEK Ltd	11,241	173,439
		613,747
TOTAL COMMUNICATION SERVICES		1,024,234
Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	36,007	1,939,808
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	19,691	764,531
Lottery Corp/The	70,709	243,488
		1,008,019
Specialty Retail - 0.0%
JB Hi-Fi Ltd	3,462	222,303
TOTAL CONSUMER DISCRETIONARY		3,170,130
Consumer Staples - 0.1%
Beverages - 0.0%
Treasury Wine Estates Ltd	25,649	89,692
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	42,544	608,719
Endeavour Group Ltd/Australia	47,971	117,169
Metcash Ltd	35,186	77,489
Woolworths Group Ltd	38,755	759,859
		1,563,236
TOTAL CONSUMER STAPLES		1,652,928
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Ampol Ltd	7,531	160,474
Santos Ltd	102,908	423,729
Whitehaven Coal Ltd	26,573	137,435
Woodside Energy Group Ltd	60,195	938,597
TOTAL ENERGY		1,660,235
Financials - 1.6%
Banks - 1.2%
ANZ Group Holdings Ltd	95,430	2,314,321
Bank of Queensland Ltd	21,035	91,666
Bendigo & Adelaide Bank Ltd	17,890	125,597
Commonwealth Bank of Australia	53,084	5,688,290
National Australia Bank Ltd	97,173	2,732,189
Westpac Banking Corp	108,500	2,794,929
		13,746,992
Capital Markets - 0.2%
ASX Ltd	6,200	212,837
HUB24 Ltd	2,565	164,756
Macquarie Group Ltd	11,244	1,524,749
Magellan Financial Group Ltd warrants 4/16/2027 (d)	252	3
		1,902,345
Financial Services - 0.0%
AMP Ltd	80,401	97,653
Challenger Ltd	17,419	109,387
Washington H Soul Pattinson & Co Ltd	11,299	280,050
		487,090
Insurance - 0.2%
Insurance Australia Group Ltd	74,964	399,217
Medibank Pvt Ltd	87,188	278,706
QBE Insurance Group Ltd	47,870	633,772
Steadfast Group Ltd	34,717	122,329
Suncorp Group Ltd	34,334	404,411
		1,838,435
TOTAL FINANCIALS		17,974,862
Health Care - 0.3%
Biotechnology - 0.2%
CSL Ltd	15,360	1,767,652
Telix Pharmaceuticals Ltd (d)	9,297	69,499
		1,837,151
Health Care Equipment & Supplies - 0.0%
Ansell Ltd	4,586	107,147
Cochlear Ltd	2,073	360,601
		467,748
Health Care Providers & Services - 0.1%
EBOS Group Ltd	6,466	102,823
Ramsay Health Care Ltd	5,940	136,205
Sigma Healthcare Ltd	183,076	359,197
Sonic Healthcare Ltd	15,717	236,651
		834,876
Health Care Technology - 0.0%
Pro Medicus Ltd	1,755	258,683
TOTAL HEALTH CARE		3,398,458
Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	43,345	664,148
Cleanaway Waste Management Ltd	70,645	122,105
		786,253
Construction & Engineering - 0.0%
Worley Ltd	15,455	129,645
Ground Transportation - 0.0%
Aurizon Holdings Ltd	54,988	133,941
Passenger Airlines - 0.0%
Qantas Airways Ltd	23,470	162,579
Professional Services - 0.1%
ALS Ltd	16,042	235,952
Computershare Ltd	17,235	390,607
		626,559
Trading Companies & Distributors - 0.0%
Reece Ltd	7,595	67,918
SGH Ltd	6,278	194,608
		262,526
Transportation Infrastructure - 0.1%
Atlas Arteria Ltd unit	31,093	101,260
Qube Holdings Ltd	55,994	178,243
Transurban Group unit	98,572	934,763
		1,214,266
TOTAL INDUSTRIALS		3,315,769
Information Technology - 0.0%
IT Services - 0.0%
NEXTDC Ltd (d)	20,205	168,952
Software - 0.0%
Technology One Ltd	9,670	180,434
WiseTech Global Ltd	6,679	305,142
		485,576
TOTAL INFORMATION TECHNOLOGY		654,528
Materials - 1.3%
Chemicals - 0.0%
Dyno Nobel Ltd	52,650	112,786
Orica Ltd	15,141	245,334
		358,120
Metals & Mining - 1.3%
BHP Group Ltd	161,036	4,859,928
BlueScope Steel Ltd	13,906	223,374
Evolution Mining Ltd	63,789	539,782
Fortescue Ltd	52,748	774,782
Glencore PLC	306,023	1,672,924
Lynas Rare Earths Ltd (d)	28,921	237,194
Mineral Resources Ltd (d)	5,520	200,324
Northern Star Resources Ltd	45,337	808,733
PLS Group Ltd (d)	96,919	272,945
Rio Tinto Ltd	11,785	1,154,698
Rio Tinto PLC	33,827	2,724,800
South32 Ltd	142,796	338,013
		13,807,497
TOTAL MATERIALS		14,165,617
Real Estate - 0.3%
Diversified REITs - 0.1%
Charter Hall Group unit	15,016	245,012
GPT Group/The unit	60,280	218,035
Mirvac Group unit	124,547	170,388
Stockland unit	75,997	290,606
		924,041
Industrial REITs - 0.1%
Goodman Group unit	64,410	1,331,645
Office REITs - 0.0%
Dexus unit	33,913	156,839
Real Estate Management & Development - 0.0%
Lendlease Group unit	21,017	72,934
Retail REITs - 0.1%
Scentre Group unit	164,948	462,328
Vicinity Ltd unit	123,486	210,965
		673,293
TOTAL REAL ESTATE		3,158,752
Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	54,607	418,718
Gas Utilities - 0.0%
Apa Group unit	41,290	247,167
Multi-Utilities - 0.0%
AGL Energy Ltd	18,803	116,824
TOTAL UTILITIES		782,709
TOTAL AUSTRALIA		50,958,222
AUSTRIA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	4,562	254,767
Financials - 0.3%
Banks - 0.3%
BAWAG Group AG (b)(c)	2,492	377,789
Erste Group Bank AG	10,154	1,227,905
Raiffeisen Bank International AG	4,064	182,921
		1,788,615
Insurance - 0.0%
UNIQA Insurance Group AG	3,786	68,786
TOTAL FINANCIALS		1,857,401
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
DO & Co AG	229	55,708
Construction & Engineering - 0.0%
Strabag SE	520	49,499
Machinery - 0.0%
ANDRITZ AG	2,270	178,070
TOTAL INDUSTRIALS		283,277
Materials - 0.0%
Construction Materials - 0.0%
Wienerberger AG	3,465	124,687
Metals & Mining - 0.0%
voestalpine AG	3,356	149,003
Paper & Forest Products - 0.0%
Mondi PLC	13,934	169,998
TOTAL MATERIALS		443,688
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CA Immobilien Anlagen AG	1,290	34,141
CPI Europe AG (d)(f)	1,102	0
TOTAL REAL ESTATE		34,141
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	2,648	192,939
TOTAL AUSTRIA		3,066,213
BELGIUM - 0.6%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	646	116,837
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	31,361	2,012,782
Food Products - 0.0%
Lotus Bakeries NV	13	119,929
TOTAL CONSUMER STAPLES		2,132,711
Financials - 0.2%
Banks - 0.2%
KBC Group NV	7,948	1,039,130
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	2,420	216,001
Sofina SA	491	142,524
		358,525
Insurance - 0.0%
Ageas SA/NV	5,690	399,876
TOTAL FINANCIALS		1,797,531
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	3,825	1,072,540
Industrials - 0.0%
Construction & Engineering - 0.0%
Ackermans & van Haaren NV	680	185,400
Trading Companies & Distributors - 0.0%
Azelis Group NV	5,454	59,929
TOTAL INDUSTRIALS		245,329
Materials - 0.0%
Chemicals - 0.0%
Solvay SA Class A	2,230	71,178
Syensqo SA	2,208	177,903
Umicore SA	5,934	124,828
TOTAL MATERIALS		373,909
Real Estate - 0.0%
Health Care REITs - 0.0%
Aedifica SA	1,507	119,544
Cofinimmo SA	1,202	111,877
		231,421
Industrial REITs - 0.0%
Warehouses De Pauw CVA	5,976	155,349
TOTAL REAL ESTATE		386,770
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	1,589	204,853
TOTAL BELGIUM		6,330,480
BRAZIL - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	23,600	142,554
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	25,200	98,137
TOTAL COMMUNICATION SERVICES		240,691
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cosan SA (d)	38,900	37,766
Lojas Renner SA	30,926	75,908
Ultrapar Participacoes SA	22,100	84,290
Vibra Energia SA	28,648	132,425
TOTAL CONSUMER DISCRETIONARY		330,389
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	135,200	341,963
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	42,040	179,906
Sendas Distribuidora S/A	41,600	55,266
		235,172
Personal Care Products - 0.0%
Natura Cosmeticos SA (d)	26,193	35,611
TOTAL CONSUMER STAPLES		612,746
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Brava Energia (d)	11,884	36,521
Petroleo Brasileiro SA - Petrobras	120,300	715,027
Petroleo Brasileiro SA - Petrobras (PN)	137,700	774,473
PRIO SA/Brazil (d)	25,800	195,015
TOTAL ENERGY		1,721,036
Financials - 0.6%
Banks - 0.5%
Banco Bradesco SA	46,694	132,931
Banco Bradesco SA (PN)	168,041	557,811
Banco do Brasil SA	91,100	364,416
Itau Unibanco Holding SA	174,239	1,247,392
Itausa SA	184,887	394,084
NU Holdings Ltd/Cayman Islands Class A (d)	119,503	2,000,480
		4,697,114
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	166,900	423,056
Banco BTG Pactual SA unit	32,800	314,727
XP Inc depository receipt	12,575	210,549
		948,332
Financial Services - 0.0%
Pagseguro Digital Ltd Class A	5,783	55,748
StoneCo Ltd Class A (d)	7,968	117,847
		173,595
Insurance - 0.0%
BB Seguridade Participacoes SA	20,000	131,940
Caixa Seguridade Participacoes S/A	19,600	59,447
		191,387
TOTAL FINANCIALS		6,010,428
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	9,773	26,271
Rede D'Or Sao Luiz SA (b)(c)	31,999	237,142
		263,413
Pharmaceuticals - 0.0%
Hypera SA	11,700	50,303
TOTAL HEALTH CARE		313,716
Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA	22,100	357,327
Electrical Equipment - 0.1%
WEG SA	46,600	412,531
Ground Transportation - 0.0%
Localiza Rent a Car SA	27,052	215,093
Localiza Rent a Car SA (PN)	1,040	7,876
Rumo SA	37,300	100,470
		323,439
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	31,300	86,021
TOTAL INDUSTRIALS		1,179,318
Information Technology - 0.0%
Software - 0.0%
TOTVS SA	16,000	122,867
Materials - 0.3%
Chemicals - 0.0%
Yara International ASA	5,129	210,655
Containers & Packaging - 0.0%
Klabin SA unit	31,289	107,118
Metals & Mining - 0.3%
Gerdau SA	41,670	155,053
Metalurgica Gerdau SA	27,732	45,547
Vale SA	113,801	1,494,433
Wheaton Precious Metals Corp	14,398	1,692,662
		3,387,695
Paper & Forest Products - 0.0%
Suzano SA	21,179	198,852
TOTAL MATERIALS		3,904,320
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Allos SA	11,100	57,467
Multiplan Empreendimentos Imobiliarios SA	9,000	44,755
TOTAL REAL ESTATE		102,222
Utilities - 0.1%
Electric Utilities - 0.1%
Axia Energia	28,886	266,786
Axia Energia Series B	6,466	61,855
Axia Energia Series C	9,159	82,100
Cia Energetica de Minas Gerais	60,123	122,885
Cia Paranaense de Energia - Copel	58,800	140,354
Energisa S/A unit	10,300	88,644
Equatorial SA	33,692	236,716
Transmissora Alianca de Energia Eletrica S/A unit	7,000	53,792
		1,053,132
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (d)	22,700	83,596
Engie Brasil Energia SA	10,990	62,915
		146,511
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	14,923	363,261
Cia De Sanena Do Parana unit	7,700	56,460
		419,721
TOTAL UTILITIES		1,619,364
TOTAL BRAZIL		16,157,097
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd (e)	3,339	124,244
CANADA - 7.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
BCE Inc	9,826	234,384
Quebecor Inc Class B	4,850	182,685
TELUS Corp	16,001	210,891
		627,960
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B (e)	12,250	462,403
TOTAL COMMUNICATION SERVICES		1,090,363
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Magna International Inc	8,400	447,800
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A	1,615	204,665
Dollarama Inc	8,771	1,310,906
		1,515,571
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	10,394	709,265
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	4,728	295,519
TOTAL CONSUMER DISCRETIONARY		2,968,155
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	24,322	1,328,314
Empire Co Ltd Class A	4,230	147,066
George Weston Ltd	5,009	345,563
Loblaw Cos Ltd	18,078	817,267
Metro Inc/CN	6,301	453,518
		3,091,728
Food Products - 0.0%
Saputo Inc	7,868	236,805
TOTAL CONSUMER STAPLES		3,328,533
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
ARC Resources Ltd	18,457	346,266
Cameco Corp	13,806	1,264,171
Canadian Natural Resources Ltd	66,218	2,242,888
Cenovus Energy Inc	39,909	675,157
Enbridge Inc	69,177	3,310,296
Imperial Oil Ltd	4,976	429,896
Keyera Corp	7,203	230,907
Pembina Pipeline Corp (e)	18,416	701,594
South Bow Corp (e)	6,582	181,028
Suncor Energy Inc	38,462	1,707,118
TC Energy Corp (e)	32,986	1,816,387
Tourmaline Oil Corp	11,641	522,193
Whitecap Resources Inc (e)	38,996	326,731
TOTAL ENERGY		13,754,632
Financials - 3.1%
Banks - 2.1%
Bank of Montreal	22,729	2,951,764
Bank of Nova Scotia/The	39,418	2,907,205
Canadian Imperial Bank of Commerce (e)	29,488	2,673,266
National Bank of Canada	12,433	1,563,557
Royal Bank of Canada	44,599	7,603,163
Toronto Dominion Bank	54,412	5,128,219
		22,827,174
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A	11,948	625,887
Brookfield Corp Class A	68,436	3,142,207
Onex Corp Subordinate Voting Shares	1,854	152,583
TMX Group Ltd	8,819	335,592
		4,256,269
Insurance - 0.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	661	1,259,774
Great-West Lifeco Inc	8,519	420,131
iA Financial Corp Inc	2,939	380,781
Intact Financial Corp	5,658	1,177,852
Manulife Financial Corp	53,892	1,956,925
Power Corp of Canada Subordinate Voting Shares	17,110	909,384
Sun Life Financial Inc	17,869	1,115,454
		7,220,301
TOTAL FINANCIALS		34,303,744
Industrials - 0.7%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (d)	2,752	468,174
CAE Inc (d)	10,172	309,336
		777,510
Commercial Services & Supplies - 0.0%
Element Fleet Management Corp	12,742	334,668
Construction & Engineering - 0.1%
AtkinsRealis Group Inc	5,250	338,894
Stantec Inc	3,610	340,656
WSP Global Inc	4,137	749,064
		1,428,614
Ground Transportation - 0.4%
Canadian National Railway Co	17,632	1,743,867
Canadian Pacific Kansas City Ltd	28,992	2,134,452
TFI International Inc (e)	2,461	254,374
		4,132,693
Passenger Airlines - 0.0%
Air Canada (d)	9,306	130,788
Professional Services - 0.1%
Thomson Reuters Corp (e)	4,290	566,134
Trading Companies & Distributors - 0.0%
Finning International Inc	4,201	227,626
Toromont Industries Ltd	2,570	310,917
		538,543
TOTAL INDUSTRIALS		7,908,950
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (d)	3,647	1,078,808
IT Services - 0.6%
CGI Inc Class A	6,314	583,213
Shopify Inc Class A (d)	38,713	6,233,342
		6,816,555
Software - 0.2%
Constellation Software Inc/Canada	632	1,520,152
Constellation Software Inc/Canada warrants 3/31/2040 (d)(f)	363	0
Descartes Systems Group Inc/The (d)	2,723	238,881
Open Text Corp (e)	8,061	262,524
		2,021,557
TOTAL INFORMATION TECHNOLOGY		9,916,920
Materials - 1.0%
Chemicals - 0.1%
Nutrien Ltd	15,441	953,088
Containers & Packaging - 0.0%
CCL Industries Inc Class B	4,577	289,116
Metals & Mining - 0.9%
Agnico Eagle Mines Ltd/CA	15,947	2,704,327
Alamos Gold Inc Class A	13,328	514,651
B2Gold Corp	41,866	188,505
Barrick Mining Corp	54,106	2,356,925
Franco-Nevada Corp	6,113	1,267,138
Kinross Gold Corp	38,529	1,085,229
Pan American Silver Corp	13,362	692,754
Teck Resources Ltd Class B	14,250	682,210
		9,491,739
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	1,796	109,876
TOTAL MATERIALS		10,843,819
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	1,399	205,628
FirstService Corp Subordinate Voting Shares	1,307	203,255
TOTAL REAL ESTATE		408,883
Utilities - 0.2%
Electric Utilities - 0.2%
Emera Inc	9,502	468,264
Fortis Inc/Canada	15,991	831,385
Hydro One Ltd (b)(c)	10,112	402,550
		1,702,199
Gas Utilities - 0.0%
AltaGas Ltd	9,482	289,113
Brookfield Infrastructure Corp	3,761	170,739
		459,852
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	4,257	163,296
Northland Power Inc (e)	8,284	107,733
		271,029
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp (e)	22,355	137,464
Canadian Utilities Ltd Class A	4,160	129,508
		266,972
TOTAL UTILITIES		2,700,052
TOTAL CANADA		87,224,051
CHILE - 0.3%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	26,209	182,826
Specialty Retail - 0.0%
Empresas Copec SA	11,611	90,997
TOTAL CONSUMER DISCRETIONARY		273,823
Consumer Staples - 0.0%
Beverages - 0.0%
Embotelladora Andina SA Class B	11,610	54,387
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	39,533	127,046
TOTAL CONSUMER STAPLES		181,433
Financials - 0.1%
Banks - 0.1%
Banco de Chile	1,471,032	284,134
Banco de Credito e Inversiones SA	2,493	161,617
Banco Santander Chile	1,966,930	155,243
TOTAL FINANCIALS		600,994
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	8,000,668	216,616
Materials - 0.2%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B (d)	4,526	320,544
Metals & Mining - 0.2%
Antofagasta PLC	10,946	483,806
Lundin Mining Corp	21,443	460,871
		944,677
Paper & Forest Products - 0.0%
Empresas Cmpc SA	34,940	54,843
TOTAL MATERIALS		1,320,064
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Parque Arauco SA	20,879	69,300
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	574,228	54,602
Enel Chile SA	762,525	62,630
		117,232
Independent Power and Renewable Electricity Producers - 0.0%
Colbun SA	225,758	36,093
TOTAL UTILITIES		153,325
TOTAL CHILE		2,815,555
CHINA - 7.0%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (b)(c)	148,700	220,870
Entertainment - 0.2%
China Ruyi Holdings Ltd (d)	336,000	94,548
Kingsoft Corp Ltd	30,800	112,551
Netease Inc	54,205	1,492,004
Tencent Music Entertainment Group Class A ADR	15,670	274,695
		1,973,798
Interactive Media & Services - 1.5%
Autohome Inc Class A ADR	1,943	43,251
Baidu Inc A Shares (d)	70,590	1,160,868
Bilibili Inc Z Shares (d)	9,182	226,622
Kuaishou Technology B Shares (b)(c)	88,700	728,843
Tencent Holdings Ltd	194,500	14,926,619
		17,086,203
TOTAL COMMUNICATION SERVICES		19,280,871
Consumer Discretionary - 2.5%
Automobile Components - 0.0%
Fuyao Glass Industry Group Co Ltd H Shares (b)(c)	19,200	165,782
Automobiles - 0.3%
BYD Co Ltd H Shares	116,778	1,427,116
Geely Automobile Holdings Ltd	163,000	374,896
Great Wall Motor Co Ltd H Shares	73,500	144,494
Li Auto Inc A Shares (d)	37,860	319,544
NIO Inc A Shares (d)	49,150	252,631
XPeng Inc A Shares (d)	46,394	471,728
Yadea Group Holdings Ltd (b)(c)	35,130	51,322
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	14,300	89,334
		3,131,065
Broadline Retail - 1.6%
Alibaba Group Holding Ltd	605,156	11,111,246
JD.com Inc A Shares	91,954	1,322,229
PDD Holdings Inc Class A ADR (d)	24,766	2,808,217
Prosus NV Class N	42,255	2,616,387
Vipshop Holdings Ltd Class A ADR	7,234	127,969
		17,986,048
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	41,610	228,572
TAL Education Group Class A ADR (d)	13,261	144,678
		373,250
Hotels, Restaurants & Leisure - 0.4%
H World Group Ltd	54,500	257,613
Haidilao International Holding Ltd (b)(c)(e)	54,000	98,873
Meituan B Shares (b)(c)(d)	175,430	2,324,834
Tongcheng Travel Holdings Ltd (c)	38,400	110,719
Trip.com Group Ltd	19,310	1,384,555
Yum China Holdings Inc (Hong Kong)	11,700	554,129
		4,730,723
Household Durables - 0.0%
Haier Smart Home Co Ltd H Shares	73,600	229,613
Midea Group Co Ltd H Shares	14,100	153,905
		383,518
Specialty Retail - 0.1%
Chow Tai Fook Jewellery Group Ltd	67,800	107,937
Pop Mart International Group Ltd (b)(c)	21,400	516,117
		624,054
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	37,400	387,086
Li Ning Co Ltd	73,000	175,120
Shenzhou International Group Holdings Ltd	25,400	199,735
		761,941
TOTAL CONSUMER DISCRETIONARY		28,156,381
Consumer Staples - 0.2%
Beverages - 0.1%
China Resources Beer Holdings Co Ltd	49,500	166,766
Nongfu Spring Co Ltd H Shares (b)(c)	57,400	345,461
Tsingtao Brewery Co Ltd H Shares	20,000	125,200
		637,427
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (d)	182,000	118,095
JD Health International Inc (b)(c)(d)	32,450	231,408
		349,503
Food Products - 0.1%
China Feihe Ltd (b)(c)	123,000	64,165
China Mengniu Dairy Co Ltd	95,000	182,000
Tingyi Cayman Islands Holding Corp	58,000	87,864
Want Want China Holdings Ltd	144,000	85,852
Wilmar International Ltd	84,100	201,516
		621,397
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (b)(c)(e)	15,200	64,997
Hengan International Group Co Ltd	20,500	73,490
		138,487
Tobacco - 0.0%
Smoore International Holdings Ltd (b)(c)	59,000	90,289
TOTAL CONSUMER STAPLES		1,837,103
Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	58,000	52,092
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	66,000	84,379
China Petroleum & Chemical Corp H Shares	762,000	457,237
China Shenhua Energy Co Ltd H Shares	107,000	533,440
PetroChina Co Ltd H Shares	670,000	721,422
Yankuang Energy Group Co Ltd H Shares	99,800	123,360
		1,919,838
TOTAL ENERGY		1,971,930
Financials - 1.3%
Banks - 0.9%
Agricultural Bank of China Ltd H Shares	975,000	724,106
Bank of China Ltd H Shares	2,654,000	1,520,917
Bank of Communications Co Ltd H Shares	678,000	561,900
BOC Hong Kong Holdings Ltd	114,000	577,419
China CITIC Bank Corp Ltd H Shares	288,000	256,816
China Construction Bank Corp H Shares	3,127,000	3,095,139
China Merchants Bank Co Ltd H Shares	105,000	712,349
China Minsheng Banking Corp Ltd H Shares	227,300	114,779
Industrial & Commercial Bank of China Ltd H Shares	2,534,000	2,047,986
Postal Savings Bank of China Co Ltd H Shares (b)(c)	303,000	207,121
		9,818,532
Capital Markets - 0.1%
China Galaxy Securities Co Ltd H Shares	117,000	150,784
China International Capital Corp Ltd H Shares (b)(c)	47,200	118,687
CITIC Securities Co Ltd H Shares	40,675	143,202
Guotai Haitong Securities Co Ltd H Shares (b)(c)	78,800	168,481
Huatai Securities Co Ltd H Shares (b)(c)	50,400	121,876
		703,030
Consumer Finance - 0.0%
Qfin Holdings Inc Class A ADR	3,382	65,170
Insurance - 0.3%
China Life Insurance Co Ltd H Shares	236,000	830,263
China Pacific Insurance Group Co Ltd H Shares	81,800	369,969
New China Life Insurance Co Ltd H Shares	30,900	215,788
People's Insurance Co Group of China Ltd/The H Shares	277,000	240,244
PICC Property & Casualty Co Ltd H Shares	218,000	458,257
Ping An Insurance Group Co of China Ltd H Shares	205,500	1,726,140
		3,840,661
TOTAL FINANCIALS		14,427,393
Health Care - 0.2%
Biotechnology - 0.1%
Akeso Inc (b)(c)(d)	21,000	304,907
Innovent Biologics Inc (b)(c)(d)	45,000	440,882
Zai Lab Ltd (d)	32,300	57,021
		802,810
Health Care Equipment & Supplies - 0.0%
Shandong Weigao Group Medical Polymer Co Ltd H Shares	74,000	47,731
Health Care Providers & Services - 0.0%
Sinopharm Group Co Ltd H Shares	42,400	105,909
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (d)	42,000	67,025
Wuxi Apptec Co Ltd H Shares (b)(c)	13,552	171,866
Wuxi Biologics Cayman Inc (b)(c)(d)	112,500	454,470
		693,361
Pharmaceuticals - 0.0%
CSPC Pharmaceutical Group Ltd	252,400	273,393
Hansoh Pharmaceutical Group Co Ltd (b)(c)	36,000	166,893
Sino Biopharmaceutical Ltd	315,250	250,330
		690,616
TOTAL HEALTH CARE		2,340,427
Industrials - 0.2%
Air Freight & Logistics - 0.0%
JD Logistics Inc (b)(c)(d)	65,800	96,552
ZTO Express Cayman Inc A Shares	13,300	277,413
		373,965
Building Products - 0.0%
Xinyi Glass Holdings Ltd	76,137	80,904
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	113,000	69,983
Construction & Engineering - 0.0%
China Railway Group Ltd H Shares	137,000	67,420
China State Construction International Holdings Ltd	58,000	67,892
		135,312
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	26,189	281,008
Industrial Conglomerates - 0.0%
CITIC Ltd	249,000	385,848
Machinery - 0.2%
Airtac International Group	5,092	151,045
CRRC Corp Ltd H Shares	138,000	106,035
Weichai Power Co Ltd H Shares	61,000	147,744
Yangzijiang Shipbuildling (Holdings) Ltd	85,500	231,477
Zhuzhou CRRC Times Electric Co Ltd H Shares	13,600	65,740
		702,041
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares	80,000	141,339
SITC International Holdings Co Ltd	41,000	146,769
		288,108
Professional Services - 0.0%
Kanzhun Ltd ADR	11,721	238,874
Transportation Infrastructure - 0.0%
China Merchants Port Holdings Co Ltd	38,353	74,610
TOTAL INDUSTRIALS		2,630,653
Information Technology - 0.4%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	24,500	105,899
ZTE Corp H Shares (e)	23,800	82,996
		188,895
Electronic Equipment, Instruments & Components - 0.0%
Aac Technologies Holdings Inc	22,500	112,750
Kingboard Holdings Ltd	18,500	69,791
Sunny Optical Technology Group Co Ltd	21,100	177,715
		360,256
IT Services - 0.0%
Chinasoft International Ltd	72,000	45,979
GDS Holdings Ltd A Shares (d)	33,800	147,618
		193,597
Semiconductors & Semiconductor Equipment - 0.0%
GCL Technology Holdings Ltd (d)	706,000	96,157
Hua Hong Semiconductor Ltd (b)(c)(d)	22,000	210,030
Silergy Corp	11,000	67,189
Xinyi Solar Holdings Ltd	142,916	54,538
		427,914
Software - 0.0%
Kingdee International Software Group Co Ltd (d)	90,000	153,687
Technology Hardware, Storage & Peripherals - 0.4%
Lenovo Group Ltd	240,000	285,407
Xiaomi Corp B Shares (b)(c)(d)	545,600	2,753,552
		3,038,959
TOTAL INFORMATION TECHNOLOGY		4,363,308
Materials - 0.2%
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	37,500	106,390
China National Building Material Co Ltd H Shares	118,000	77,628
		184,018
Metals & Mining - 0.2%
Aluminum Corp of China Ltd H Shares	124,000	193,902
China Hongqiao Group Ltd	84,500	354,169
CMOC Group Ltd H Shares	114,000	281,825
Zhaojin Mining Industry Co Ltd H Shares	53,000	209,339
Zijin Mining Group Co Ltd H Shares	190,000	870,572
		1,909,807
TOTAL MATERIALS		2,093,825
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
China Overseas Land & Investment Ltd	119,000	187,306
China Resources Land Ltd	90,500	316,292
China Resources Mixc Lifestyle Services Ltd (b)(c)	18,845	103,975
Country Garden Services Holdings Co Ltd	67,000	51,911
Longfor Group Holdings Ltd (b)(c)	60,819	66,893
Wharf Holdings Ltd/The	30,000	83,801
TOTAL REAL ESTATE		810,178
Utilities - 0.1%
Gas Utilities - 0.0%
China Gas Holdings Ltd (e)	91,400	90,194
China Resources Gas Group Ltd	28,900	83,996
ENN Energy Holdings Ltd	23,300	207,172
Kunlun Energy Co Ltd	120,000	114,562
		495,924
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd H Shares (b)(c)	340,000	128,002
China Longyuan Power Group Corp Ltd H Shares	105,000	89,583
China Power International Development Ltd	140,000	58,103
China Resources Power Holdings Co Ltd	70,000	155,692
Huaneng Power International Inc H Shares	128,000	94,240
		525,620
TOTAL UTILITIES		1,021,544
TOTAL CHINA		78,933,613
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	8,543	156,495
Materials - 0.0%
Construction Materials - 0.0%
Cementos Argos SA	18,351	52,270
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	14,236	92,931
TOTAL COLOMBIA		301,696
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (d)(e)	22,759	258,838
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	2,337	132,098
Moneta Money Bank AS (b)(c)	8,261	77,718
TOTAL FINANCIALS		209,816
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	5,128	323,036
TOTAL CZECH REPUBLIC		532,852
DENMARK - 1.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	2,507	279,114
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	2,859	375,703
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	20,937	1,049,544
Ringkjoebing Landbobank A/S	811	196,253
		1,245,797
Insurance - 0.0%
Tryg A/S	10,176	266,582
TOTAL FINANCIALS		1,512,379
Health Care - 0.7%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (d)	1,568	334,360
Genmab A/S (d)	2,035	630,818
Zealand Pharma A/S (d)	2,037	149,482
		1,114,660
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	3,811	326,737
Pharmaceuticals - 0.6%
Novo Nordisk A/S Series B	101,079	5,126,574
TOTAL HEALTH CARE		6,567,971
Industrials - 0.2%
Air Freight & Logistics - 0.1%
DSV A/S	6,255	1,589,424
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	32,032	866,377
TOTAL INDUSTRIALS		2,455,801
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	10,915	700,343
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	14,673	282,464
TOTAL DENMARK		12,173,775
EGYPT - 0.0%
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	87,316	188,544
Capital Markets - 0.0%
EFG Holding S.A.E. (d)	40,129	20,965
Consumer Finance - 0.0%
U Consumer Finance	10,568	2,082
TOTAL FINANCIALS		211,591
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	31,012	52,012
TOTAL EGYPT		263,603
FINLAND - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	4,585	203,354
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	8,777	198,558
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	13,650	311,365
Financials - 0.4%
Banks - 0.3%
Nordea Bank Abp (Sweden)	110,090	2,080,069
Insurance - 0.1%
Sampo Oyj A Shares	80,379	972,491
TOTAL FINANCIALS		3,052,560
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	3,462	258,963
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	12,355	879,307
Konecranes Oyj A Shares	2,233	246,414
Metso Oyj	22,314	392,827
Valmet Oyj	4,634	154,281
Wartsila OYJ Abp	15,356	548,610
TOTAL INDUSTRIALS		2,221,439
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	162,635	1,048,520
Materials - 0.1%
Containers & Packaging - 0.0%
Huhtamaki Oyj	3,011	105,236
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	19,450	244,691
UPM-Kymmene Oyj	16,751	484,262
		728,953
TOTAL MATERIALS		834,189
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	13,944	297,915
TOTAL FINLAND		8,426,863
FRANCE - 5.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	58,220	971,492
Media - 0.1%
Publicis Groupe SA	7,181	745,730
TOTAL COMMUNICATION SERVICES		1,717,222
Consumer Discretionary - 1.0%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	22,392	742,210
Automobiles - 0.0%
Renault SA	5,837	242,969
Hotels, Restaurants & Leisure - 0.0%
Accor SA	6,758	382,963
Textiles, Apparel & Luxury Goods - 0.9%
Hermes International SCA	1,105	2,755,621
Kering SA	2,231	779,595
LVMH Moet Hennessy Louis Vuitton SE	8,091	6,098,476
		9,633,692
TOTAL CONSUMER DISCRETIONARY		11,001,834
Consumer Staples - 0.5%
Beverages - 0.0%
Pernod Ricard SA	6,325	543,363
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	17,762	296,369
Food Products - 0.2%
Danone SA	20,458	1,845,293
Personal Care Products - 0.3%
L'Oreal SA	7,289	3,129,284
TOTAL CONSUMER STAPLES		5,814,309
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE	66,584	4,349,891
Financials - 0.7%
Banks - 0.5%
BNP Paribas SA	32,283	3,054,199
Credit Agricole SA	35,544	731,776
Societe Generale SA Series A	22,158	1,783,808
		5,569,783
Financial Services - 0.0%
Edenred SE	7,603	168,961
Insurance - 0.2%
AXA SA	54,354	2,607,962
TOTAL FINANCIALS		8,346,706
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	9,256	2,935,878
Industrials - 1.3%
Aerospace & Defense - 0.8%
Airbus SE	19,604	4,552,519
Safran SA	10,886	3,791,780
Thales SA	2,874	775,307
		9,119,606
Building Products - 0.1%
Cie de Saint-Gobain SA	14,562	1,480,838
Construction & Engineering - 0.3%
Bouygues SA	5,939	309,541
Eiffage SA	2,264	325,664
Vinci SA	15,895	2,236,158
		2,871,363
Electrical Equipment - 0.1%
Legrand SA	8,317	1,236,428
Professional Services - 0.0%
Bureau Veritas SA	11,107	354,779
TOTAL INDUSTRIALS		15,063,014
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	4,891	812,142
Software - 0.0%
Dassault Systemes SE	20,901	583,937
TOTAL INFORMATION TECHNOLOGY		1,396,079
Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	18,363	3,451,399
Real Estate - 0.0%
Retail REITs - 0.0%
Unibail-Rodamco-Westfield unit	3,855	420,239
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	55,605	1,460,708
Veolia Environnement SA	21,168	736,593
TOTAL UTILITIES		2,197,301
TOTAL FRANCE		56,693,872
GERMANY - 5.2%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG	110,744	3,604,834
Interactive Media & Services - 0.0%
Scout24 SE (b)(c)	2,380	239,981
TOTAL COMMUNICATION SERVICES		3,844,815
Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Aumovio SE	1,700	85,787
Continental AG	3,424	273,463
		359,250
Automobiles - 0.3%
Bayerische Motoren Werke AG	8,366	915,727
Mercedes-Benz Group AG	22,912	1,588,308
		2,504,035
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	6,990	208,159
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	5,709	1,129,731
TOTAL CONSUMER DISCRETIONARY		4,201,175
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	3,099	236,725
Personal Care Products - 0.0%
Beiersdorf AG	2,916	320,227
TOTAL CONSUMER STAPLES		556,952
Financials - 1.3%
Banks - 0.1%
Commerzbank AG	33,061	1,402,604
Capital Markets - 0.4%
Deutsche Bank AG	61,789	2,404,264
Deutsche Boerse AG	5,974	1,570,095
		3,974,359
Insurance - 0.8%
Allianz SE	12,252	5,665,047
Hannover Rueck SE	1,915	599,085
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,145	2,727,768
		8,991,900
TOTAL FINANCIALS		14,368,863
Health Care - 0.3%
Biotechnology - 0.0%
BioNTech SE ADR (d)(e)	2,975	283,220
Health Care Equipment & Supplies - 0.0%
Siemens Healthineers AG (b)(c)	9,312	488,113
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	6,614	315,921
Fresenius SE & Co KGaA	13,048	751,060
		1,066,981
Pharmaceuticals - 0.2%
Bayer AG	31,157	1,351,459
Merck KGaA	4,100	585,165
		1,936,624
TOTAL HEALTH CARE		3,774,938
Industrials - 1.4%
Aerospace & Defense - 0.3%
MTU Aero Engines AG	1,708	713,173
Rheinmetall AG	1,457	2,672,848
		3,386,021
Air Freight & Logistics - 0.1%
Deutsche Post AG	30,452	1,660,417
Electrical Equipment - 0.3%
Siemens Energy AG (d)	21,294	2,987,305
Industrial Conglomerates - 0.6%
Siemens AG	23,347	6,538,948
Machinery - 0.1%
Daimler Truck Holding AG	15,815	693,622
Gea Group Ag	4,584	311,375
Knorr-Bremse AG	2,100	234,823
		1,239,820
Trading Companies & Distributors - 0.0%
Brenntag SE	3,896	226,914
TOTAL INDUSTRIALS		16,039,425
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	41,363	1,804,708
Software - 0.7%
Nemetschek SE	1,946	212,228
SAP SE	32,345	7,858,817
		8,071,045
TOTAL INFORMATION TECHNOLOGY		9,875,753
Materials - 0.3%
Chemicals - 0.2%
BASF SE	28,310	1,489,633
Symrise AG	4,213	341,344
		1,830,977
Construction Materials - 0.1%
Heidelberg Materials AG	4,074	1,056,213
TOTAL MATERIALS		2,887,190
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	2,359	172,575
Vonovia SE	26,528	763,460
TOTAL REAL ESTATE		936,035
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	21,229	1,124,858
Multi-Utilities - 0.1%
E.ON SE	70,373	1,332,507
TOTAL UTILITIES		2,457,365
TOTAL GERMANY		58,942,511
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish (e)	974	36,885
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	5,706	113,058
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	5,442	122,153
Specialty Retail - 0.0%
JUMBO SA	3,518	115,348
TOTAL CONSUMER DISCRETIONARY		237,501
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Motor Oil Hellas Corinth Refineries SA	1,977	72,954
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	65,334	274,604
Eurobank SA	82,802	333,283
National Bank of Greece SA	26,408	403,451
Piraeus Bank SA	34,119	272,416
TOTAL FINANCIALS		1,283,754
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	2,144	64,049
Industrial Conglomerates - 0.0%
Metlen Energy & Metals PLC (Greece)	3,114	160,289
Marine Transportation - 0.0%
Star Bulk Carriers Corp	2,775	53,336
TOTAL INDUSTRIALS		277,674
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	5,530	118,279
TOTAL GREECE		2,103,220
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	3,067	170,034
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	114,000	168,597
PCCW Ltd	140,000	97,139
TOTAL COMMUNICATION SERVICES		265,736
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (b)(c)	248,000	276,274
Financials - 0.7%
Banks - 0.0%
Hang Seng Bank Ltd	22,100	435,883
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR (d)	1,921	315,447
Hong Kong Exchanges & Clearing Ltd	37,743	1,974,765
		2,290,212
Insurance - 0.5%
AIA Group Ltd	333,200	3,429,660
Prudential PLC	81,641	1,255,890
		4,685,550
TOTAL FINANCIALS		7,411,645
Industrials - 0.1%
Air Freight & Logistics - 0.0%
J&T Global Express Ltd B Shares (d)	186,200	250,015
Ground Transportation - 0.0%
MTR Corp Ltd	50,971	195,168
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	11,000	88,620
Machinery - 0.1%
Techtronic Industries Co Ltd	45,500	525,582
Marine Transportation - 0.0%
Orient Overseas International Ltd	4,500	72,507
TOTAL INDUSTRIALS		1,131,892
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	9,800	97,525
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	62,634	316,441
Hang Lung Properties Ltd	55,625	61,538
Henderson Land Development Co Ltd	42,610	154,065
Hongkong Land Holdings Ltd (Singapore)	31,815	221,114
Sino Land Co Ltd	116,934	153,554
Sun Hung Kai Properties Ltd	49,000	596,234
Swire Properties Ltd	30,800	83,028
Wharf Real Estate Investment Co Ltd	51,000	161,073
		1,747,047
Retail REITs - 0.0%
Link REIT	82,104	366,491
TOTAL REAL ESTATE		2,113,538
Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	19,000	140,620
CLP Holdings Ltd	50,500	451,617
Power Assets Holdings Ltd	43,500	308,251
		900,488
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	343,403	309,308
TOTAL UTILITIES		1,209,796
TOTAL HONG KONG		12,506,406
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	14,553	130,831
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	7,813	838,568
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	4,453	134,327
TOTAL HUNGARY		1,103,726
INDIA - 3.0%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	90,408	2,118,394
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Bajaj Auto Ltd	2,110	219,378
Mahindra & Mahindra Ltd	27,999	1,155,704
Maruti Suzuki India Ltd	4,185	777,603
Tata Motors Passenger Vehicles Limited	66,483	271,778
		2,424,463
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (d)	149,834	463,615
Specialty Retail - 0.0%
Trent Ltd	5,749	273,753
Textiles, Apparel & Luxury Goods - 0.1%
Titan Co Ltd	13,230	596,485
TOTAL CONSUMER DISCRETIONARY		3,758,316
Consumer Staples - 0.2%
Beverages - 0.0%
Varun Beverages Ltd	42,864	233,658
Food Products - 0.0%
Nestle India Ltd	22,612	324,100
Personal Care Products - 0.2%
Hindustan Unilever Ltd	28,317	729,778
Kwality Wall's India Ltd (f)	27,126	12,135
		741,913
Tobacco - 0.0%
ITC Ltd	95,378	427,737
TOTAL CONSUMER STAPLES		1,727,408
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Bharat Petroleum Corp Ltd	63,272	270,375
Coal India Ltd	72,381	321,382
Indian Oil Corp Ltd	120,259	222,767
Oil & Natural Gas Corp Ltd	132,000	353,099
Reliance Industries Ltd	214,604	3,750,352
TOTAL ENERGY		4,917,975
Financials - 1.0%
Banks - 0.8%
Axis Bank Ltd	72,792	1,028,267
HDFC Bank Ltd	359,519	3,965,584
ICICI Bank Ltd	167,571	2,508,451
Kotak Mahindra Bank Ltd	34,688	849,656
State Bank of India	58,528	639,716
		8,991,674
Consumer Finance - 0.1%
Bajaj Finance Ltd	88,703	974,073
Financial Services - 0.1%
Bajaj Finserv Ltd	12,132	275,401
Jio Financial Services Ltd	98,500	323,302
Power Finance Corp Ltd	46,092	182,292
REC Ltd	39,310	156,081
		937,076
TOTAL FINANCIALS		10,902,823
Industrials - 0.3%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	113,467	504,567
Hindustan Aeronautics Ltd (c)	5,933	289,757
		794,324
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	21,356	970,458
Electrical Equipment - 0.0%
Suzlon Energy Ltd (d)	354,492	207,775
Machinery - 0.0%
Tata Motors Ltd /new (d)	67,517	312,182
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	9,414	234,632
Adani Enterprises Ltd	1,082	16,131
		250,763
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	23,244	380,183
TOTAL INDUSTRIALS		2,915,685
Information Technology - 0.4%
IT Services - 0.4%
HCL Technologies Ltd	33,563	606,294
Infosys Ltd	111,984	2,013,075
Tata Consultancy Services Ltd	32,137	1,146,621
Wipro Ltd	96,702	283,320
TOTAL INFORMATION TECHNOLOGY		4,049,310
Materials - 0.2%
Chemicals - 0.0%
Asian Paints Ltd	14,290	440,410
Construction Materials - 0.0%
UltraTech Cement Ltd	3,833	502,638
Metals & Mining - 0.2%
Hindalco Industries Ltd	46,352	457,372
Tata Steel Ltd	233,778	468,482
Vedanta Ltd	57,064	383,805
		1,309,659
TOTAL MATERIALS		2,252,707
Utilities - 0.0%
Electric Utilities - 0.0%
Power Grid Corp of India Ltd	144,549	425,627
Tata Power Co Ltd/The	55,312	233,651
		659,278
Independent Power and Renewable Electricity Producers - 0.0%
Adani Power Ltd (d)	152,874	243,256
NTPC Ltd	150,747	552,833
		796,089
TOTAL UTILITIES		1,455,367
TOTAL INDIA		34,097,985
INDONESIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	1,444,300	302,199
Media - 0.0%
Elang Mahkota Teknologi Tbk PT	961,700	62,305
Wireless Telecommunication Services - 0.0%
Indosat Tbk PT	257,000	35,721
TOTAL COMMUNICATION SERVICES		400,225
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (d)	29,680,100	113,490
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	635,000	75,067
Food Products - 0.0%
Indofood CBP Sukses Makmur Tbk PT	69,800	34,259
Indofood Sukses Makmur Tbk PT	138,700	56,247
		90,506
TOTAL CONSUMER STAPLES		165,573
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	287,300	31,134
Bumi Resources Tbk PT (d)	5,466,900	119,856
United Tractors Tbk PT	45,400	80,268
TOTAL ENERGY		231,258
Financials - 0.2%
Banks - 0.2%
Bank Central Asia Tbk PT	1,742,300	841,351
Bank Mandiri Persero Tbk PT	1,172,900	357,656
Bank Negara Indonesia Persero Tbk PT	439,200	114,746
Bank Rakyat Indonesia Persero Tbk PT	2,142,251	469,168
TOTAL FINANCIALS		1,782,921
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Mitra Keluarga Karyasehat Tbk PT (c)	153,800	21,776
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	586,300	42,299
TOTAL HEALTH CARE		64,075
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	641,900	257,631
Jardine Matheson Holdings Ltd (Singapore)	6,603	451,579
TOTAL INDUSTRIALS		709,210
Materials - 0.1%
Chemicals - 0.0%
Barito Pacific Tbk PT (d)	855,088	167,191
Metals & Mining - 0.1%
Amman Mineral Internasional PT (d)	434,500	167,282
Aneka Tambang Tbk	251,600	47,397
Bumi Resources Minerals Tbk PT (d)	2,696,400	177,720
Merdeka Copper Gold Tbk PT (d)	421,388	57,411
		449,810
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	74,200	37,727
TOTAL MATERIALS		654,728
Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	327,100	37,378
TOTAL INDONESIA		4,158,858
IRELAND - 0.3%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	5,189	475,653
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	67,821	733,270
Bank of Ireland Group PLC	30,451	585,996
TOTAL FINANCIALS		1,319,266
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	4,854	422,983
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	5,524	794,130
TOTAL INDUSTRIALS		1,217,113
TOTAL IRELAND		3,012,032
ISRAEL - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	73,344	163,498
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (d)	3,402	133,733
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Shufersal Ltd	6,354	79,331
Food Products - 0.0%
Strauss Group Ltd	1,789	62,357
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (d)	1,216	48,859
TOTAL CONSUMER STAPLES		190,547
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Delek Group Ltd	288	76,953
Paz Retail And Energy Ltd	284	63,764
TOTAL ENERGY		140,717
Financials - 0.3%
Banks - 0.3%
Bank Hapoalim BM	41,683	943,072
Bank Leumi Le-Israel BM	47,311	1,042,921
First International Bank of Israel Ltd	1,660	130,577
Israel Discount Bank Ltd Class A	38,771	411,749
Mizrahi Tefahot Bank Ltd	4,847	338,501
		2,866,820
Capital Markets - 0.0%
Plus500 Ltd	2,258	110,485
Consumer Finance - 0.0%
Isracard Ltd	5,952	29,157
Insurance - 0.0%
Clal Insurance Enterprises Holdings Ltd	2,058	132,933
Harel Insurance Investments & Financial Services Ltd	3,495	136,418
Menora Mivtachim Holdings Ltd	662	83,026
Phoenix Financial Ltd	7,148	295,837
		648,214
TOTAL FINANCIALS		3,654,676
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (d)	36,368	1,135,045
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	852	491,207
Construction & Engineering - 0.0%
Electra Ltd/Israel	2,120	72,563
Machinery - 0.0%
Kornit Digital Ltd (d)	1,501	21,584
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd (e)	3,819	81,077
TOTAL INDUSTRIALS		666,431
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Next Vision Stabilized Systems Ltd	2,259	148,895
IT Services - 0.0%
Wix.com Ltd (d)	1,771	183,989
Semiconductors & Semiconductor Equipment - 0.1%
Camtek Ltd/Israel (Israel) (d)	885	95,182
Nova Ltd (Israel) (d)	929	311,004
Tower Semiconductor Ltd (d)	3,539	414,517
		820,703
Software - 0.1%
Cellebrite DI Ltd (d)	3,844	69,307
Check Point Software Technologies Ltd (d)(e)	2,643	490,435
Nice Ltd (d)	2,003	224,607
		784,349
TOTAL INFORMATION TECHNOLOGY		1,937,936
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	22,730	130,618
Israel Corp Ltd Class A1	128	36,978
TOTAL MATERIALS		167,596
Real Estate - 0.1%
Diversified REITs - 0.0%
Reit 1 Ltd	6,089	52,027
Real Estate Management & Development - 0.1%
Airport City Ltd (d)	1,832	35,846
Alony Hetz Properties & Investments Ltd	4,911	60,452
Amot Investments Ltd	7,696	60,417
Azrieli Group Ltd	1,135	128,485
Big Shopping Centers Ltd	510	122,497
Melisron Ltd	745	96,688
Mivne Real Estate KD Ltd	17,931	87,781
		592,166
TOTAL REAL ESTATE		644,193
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (d)	4,140	188,244
OPC Energy Ltd (d)	4,804	112,521
TOTAL UTILITIES		300,765
TOTAL ISRAEL		9,135,137
ITALY - 2.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (b)(c)	10,112	93,702
Telecom Italia SpA/Milano (d)	321,403	194,069
Telecom Italia SpA/Milano (d)	33,594	24,596
TOTAL COMMUNICATION SERVICES		312,367
Consumer Discretionary - 0.2%
Automobiles - 0.1%
Ferrari NV (Italy)	3,875	1,451,328
Textiles, Apparel & Luxury Goods - 0.1%
Brunello Cucinelli SpA	1,090	126,073
Moncler SpA	7,058	455,537
Prada Spa	16,200	93,669
		675,279
TOTAL CONSUMER DISCRETIONARY		2,126,607
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	17,725	115,359
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	65,912	1,249,436
Financials - 1.2%
Banks - 0.9%
Banca Monte dei Paschi di Siena SpA	74,849	803,098
Banca Popolare di Sondrio SPA	2,712	53,066
Banco BPM SpA	47,938	733,504
BPER Banca SPA	43,875	598,118
FinecoBank Banca Fineco SpA	19,404	506,240
Intesa Sanpaolo SpA	497,048	3,434,654
UniCredit SpA	49,407	4,092,219
		10,220,899
Capital Markets - 0.0%
Azimut Holding SpA	3,561	149,567
Financial Services - 0.1%
Banca Mediolanum SpA	6,846	156,644
Nexi SpA (b)(c)	19,644	97,444
Poste Italiane SpA (b)(c)	14,523	366,609
		620,697
Insurance - 0.2%
Generali	33,445	1,405,139
Unipol Assicurazioni SpA	14,335	346,532
		1,751,671
TOTAL FINANCIALS		12,742,834
Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	3,456	197,145
Industrials - 0.2%
Aerospace & Defense - 0.1%
Leonardo SpA	12,646	723,358
Electrical Equipment - 0.1%
Prysmian SpA	9,395	953,723
Machinery - 0.0%
Interpump Group SpA	2,523	138,704
Passenger Airlines - 0.0%
Ryanair Holdings PLC	16,829	580,223
TOTAL INDUSTRIALS		2,396,008
Information Technology - 0.0%
IT Services - 0.0%
Reply SpA	743	100,153
Utilities - 0.4%
Electric Utilities - 0.3%
Enel SpA	245,202	2,549,447
Terna - Rete Elettrica Nazionale	44,800	476,684
		3,026,131
Gas Utilities - 0.1%
Italgas SpA	19,621	219,403
Snam SpA	65,265	433,812
		653,215
Multi-Utilities - 0.0%
A2A SpA	49,682	134,872
Hera SpA	25,578	120,838
		255,710
TOTAL UTILITIES		3,935,056
TOTAL ITALY		23,174,965
JAPAN - 15.8%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	4,300	75,917
NTT Inc (e)	948,800	957,805
		1,033,722
Entertainment - 0.3%
Capcom Co Ltd	10,800	250,874
Konami Group Corp	3,300	449,368
Nexon Co Ltd	12,800	312,727
Nintendo Co Ltd	37,100	2,504,790
Square Enix Holdings Co Ltd	8,500	155,170
Toho Co Ltd/Tokyo	3,900	198,685
		3,871,614
Interactive Media & Services - 0.0%
Kakaku.com Inc	3,900	57,564
LY Corp	79,500	211,545
		269,109
Media - 0.0%
CyberAgent Inc	13,200	112,753
Dentsu Group Inc (d)	7,000	148,544
Hakuhodo DY Holdings Inc	9,400	70,002
Kadokawa Corp	4,100	83,131
		414,430
Wireless Telecommunication Services - 0.7%
KDDI Corp	89,100	1,542,116
SoftBank Corp	910,700	1,250,353
SoftBank Group Corp	126,800	3,561,798
		6,354,267
TOTAL COMMUNICATION SERVICES		11,943,142
Consumer Discretionary - 2.7%
Automobile Components - 0.4%
Aisin Corp	17,800	332,500
Bridgestone Corp (e)	37,100	832,287
Denso Corp	61,900	852,785
JTEKT Corp	7,500	83,073
Koito Manufacturing Co Ltd	7,000	103,230
NHK Spring Co Ltd	5,800	93,217
Nifco Inc/Japan	2,700	83,496
Niterra Co Ltd	5,300	233,161
Stanley Electric Co Ltd	3,900	76,635
Sumitomo Electric Industries Ltd	25,200	1,017,556
Sumitomo Rubber Industries Ltd	5,900	90,907
Toyo Tire Corp	3,800	105,165
Yokohama Rubber Co Ltd/The	4,600	176,699
		4,080,711
Automobiles - 1.0%
Honda Motor Co Ltd	129,000	1,266,093
Isuzu Motors Ltd	17,700	275,659
Mazda Motor Corp	19,100	148,639
Mitsubishi Motors Corp	21,700	51,395
Nissan Motor Co Ltd (d)	75,400	187,364
Subaru Corp	18,400	396,175
Suzuki Motor Corp	62,300	928,494
Toyota Motor Corp	375,800	8,071,093
Yamaha Motor Co Ltd (e)	32,100	237,615
		11,562,527
Broadline Retail - 0.1%
Isetan Mitsukoshi Holdings Ltd	11,500	167,023
J Front Retailing Co Ltd	8,600	120,512
Pan Pacific International Holdings Corp	84,700	504,551
Rakuten Group Inc (d)	48,000	307,661
Ryohin Keikaku Co Ltd	17,800	316,136
Takashimaya Co Ltd	10,000	104,794
		1,520,677
Hotels, Restaurants & Leisure - 0.1%
Food & Life Cos Ltd	3,700	186,913
McDonald's Holdings Co Japan Ltd (e)	2,800	114,224
Oriental Land Co Ltd/Japan	38,300	708,711
Skylark Holdings Co Ltd	7,200	154,673
Zensho Holdings Co Ltd	3,000	171,891
		1,336,412
Household Durables - 0.7%
Casio Computer Co Ltd	6,600	53,511
Haseko Corp	6,600	130,955
Iida Group Holdings Co Ltd	5,400	86,754
Nikon Corp	9,800	109,111
Open House Group Co Ltd	1,900	111,618
Panasonic Holdings Corp	77,900	1,009,899
Rinnai Corp	3,600	91,011
Sekisui House Ltd	21,100	471,194
Sharp Corp/Japan (d)	9,000	44,287
Sony Group Corp	195,100	5,004,508
Sumitomo Forestry Co Ltd	19,700	201,792
		7,314,640
Leisure Products - 0.1%
Bandai Namco Holdings Inc	20,600	548,667
Sankyo Co Ltd	6,500	105,442
Sega Sammy Holdings Inc	4,900	76,578
Shimano Inc	2,500	261,428
Yamaha Corp	14,400	100,434
		1,092,549
Specialty Retail - 0.3%
Fast Retailing Co Ltd	6,700	2,435,509
Nitori Holdings Co Ltd	13,800	240,867
Sanrio Co Ltd	6,700	210,316
Shimamura Co Ltd	1,500	97,868
USS Co Ltd	13,200	144,691
Yamada Holdings Co Ltd	19,200	63,677
ZOZO Inc	13,300	109,616
		3,302,544
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	23,300	558,552
Goldwin Inc	4,000	64,083
		622,635
TOTAL CONSUMER DISCRETIONARY		30,832,695
Consumer Staples - 0.8%
Beverages - 0.1%
Asahi Group Holdings Ltd (e)	48,300	505,541
Coca-Cola Bottlers Japan Holdings Inc	4,700	95,086
Kirin Holdings Co Ltd (e)	25,800	386,736
Sapporo Holdings Ltd	12,500	134,544
Suntory Beverage & Food Ltd	4,100	123,728
		1,245,635
Consumer Staples Distribution & Retail - 0.3%
Aeon Co Ltd	88,300	1,396,317
Cosmos Pharmaceutical Corp	1,500	76,063
Kobe Bussan Co Ltd	4,700	113,719
MatsukiyoCocokara & Co	12,100	209,494
Seven & i Holdings Co Ltd	76,000	1,091,893
Sugi Holdings Co Ltd	3,600	84,691
Sundrug Co Ltd	2,200	60,478
Tsuruha Holdings Inc	5,600	102,891
		3,135,546
Food Products - 0.2%
Ajinomoto Co Inc	29,400	622,573
Calbee Inc	3,300	62,992
Ezaki Glico Co Ltd	1,800	62,294
Kagome Co Ltd (e)	2,800	48,192
Kewpie Corp	3,700	102,185
Kikkoman Corp	30,800	279,607
MEIJI Holdings Co Ltd	8,400	186,887
NH Foods Ltd	3,190	133,534
Nichirei Corp	8,100	96,493
Nisshin Seifun Group Inc	8,100	99,388
Nissin Foods Holdings Co Ltd	7,500	139,404
Toyo Suisan Kaisha Ltd	3,200	219,612
Yakult Honsha Co Ltd (e)	9,300	145,372
Yamazaki Baking Co Ltd	4,900	103,011
		2,301,544
Household Products - 0.0%
Lion Corp	8,900	93,693
Unicharm Corp	40,900	233,692
		327,385
Personal Care Products - 0.1%
Kao Corp (e)	14,800	590,691
Kobayashi Pharmaceutical Co Ltd	1,800	62,375
Kose Corp	1,200	40,143
Rohto Pharmaceutical Co Ltd	7,000	117,441
Shiseido Co Ltd (e)	12,700	184,695
		995,345
Tobacco - 0.1%
Japan Tobacco Inc (e)	34,900	1,254,387
TOTAL CONSUMER STAPLES		9,259,842
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cosmo Energy Holdings Co Ltd	4,100	109,279
ENEOS Holdings Inc	85,900	607,069
Idemitsu Kosan Co Ltd	27,635	208,709
Inpex Corp (e)	29,100	580,923
Iwatani Corp	6,800	71,520
TOTAL ENERGY		1,577,500
Financials - 2.5%
Banks - 1.5%
Aozora Bank Ltd	4,500	72,079
Chiba Bank Ltd/The	22,500	251,085
Fukuoka Financial Group Inc	6,100	197,323
Gunma Bank Ltd/The	11,800	130,136
Hachijuni Bank Ltd/The	14,400	156,052
Iyogin Holdings Inc	9,200	149,858
Japan Post Bank Co Ltd	56,700	799,606
Kyoto Financial Group Inc	9,600	210,031
Kyushu Financial Group Inc	13,500	87,736
Mebuki Financial Group Inc	31,300	207,414
Mitsubishi UFJ Financial Group Inc	382,800	6,075,448
Mizuho Financial Group Inc	79,730	2,909,712
Rakuten Bank Ltd (d)	2,800	123,555
Resona Holdings Inc	73,200	697,699
Shizuoka Financial Group Inc	15,200	235,996
Sumitomo Mitsui Financial Group Inc	123,200	3,962,287
Sumitomo Mitsui Trust Group Inc	22,700	691,779
Yamaguchi Financial Group Inc	6,700	90,808
Yokohama Financial Group Inc	36,300	299,758
		17,348,362
Capital Markets - 0.2%
Daiwa Securities Group Inc	44,300	387,597
Japan Exchange Group Inc	33,100	353,294
Nomura Holdings Inc	93,300	777,233
SBI Holdings Inc	17,200	370,595
		1,888,719
Consumer Finance - 0.0%
Credit Saison Co Ltd	4,700	126,262
Marui Group Co Ltd	5,799	119,245
		245,507
Financial Services - 0.2%
GMO Payment Gateway Inc	1,500	93,396
Mitsubishi HC Capital Inc	30,800	257,781
ORIX Corp	36,900	1,079,225
Sony Financial Group Inc (d)	195,600	207,288
Tokyo Century Corp	5,800	75,110
Zenkoku Hosho Co Ltd	3,100	61,766
		1,774,566
Insurance - 0.6%
Dai-ichi Life Holdings Inc	117,400	976,959
Japan Post Holdings Co Ltd	54,800	577,422
Japan Post Insurance Co Ltd	5,700	171,466
Ms&Ad Insurance Group Holdings Inc	41,300	969,601
Sompo Holdings Inc	29,600	1,004,690
T&D Holdings Inc	16,100	371,562
Tokio Marine Holdings Inc	61,400	2,269,719
		6,341,419
TOTAL FINANCIALS		27,598,573
Health Care - 0.9%
Health Care Equipment & Supplies - 0.3%
Asahi Intecc Co Ltd	7,600	142,524
Hoya Corp	10,900	1,648,153
Nihon Kohden Corp	5,500	59,094
Olympus Corp (e)	36,100	457,357
Sysmex Corp	15,200	149,267
Terumo Corp	46,940	682,281
		3,138,676
Health Care Providers & Services - 0.0%
Alfresa Holdings Corp	5,700	88,462
Medipal Holdings Corp	6,600	116,714
Suzuken Co Ltd/Aichi Japan	2,000	78,281
		283,457
Health Care Technology - 0.0%
M3 Inc	13,500	181,613
Pharmaceuticals - 0.6%
Astellas Pharma Inc	57,400	763,966
Chugai Pharmaceutical Co Ltd	20,200	1,059,724
Daiichi Sankyo Co Ltd	60,100	1,276,197
Eisai Co Ltd	9,300	276,125
Hisamitsu Pharmaceutical Co Inc	2,200	61,685
Kyowa Kirin Co Ltd	7,500	120,994
Nippon Shinyaku Co Ltd	1,900	68,533
Ono Pharmaceutical Co Ltd	14,800	205,267
Otsuka Holdings Co Ltd	16,400	928,991
Santen Pharmaceutical Co Ltd	10,800	112,109
Shionogi & Co Ltd	25,400	460,683
Takeda Pharmaceutical Co Ltd	50,438	1,566,871
Tsumura & Co	2,100	54,658
		6,955,803
TOTAL HEALTH CARE		10,559,549
Industrials - 4.2%
Air Freight & Logistics - 0.0%
NIPPON EXPRESS HOLDINGS INC	7,500	160,448
Sankyu Inc	1,600	86,373
SG Holdings Co Ltd	14,900	136,358
Yamato Holdings Co Ltd	9,100	128,332
		511,511
Building Products - 0.2%
Agc Inc	6,900	228,752
Daikin Industries Ltd	9,300	1,189,394
Lixil Corp	9,300	112,480
Sanwa Holdings Corp	7,100	184,888
TOTO Ltd	5,000	138,343
		1,853,857
Commercial Services & Supplies - 0.1%
ALSOK Co Ltd	11,400	89,627
Dai Nippon Printing Co Ltd	13,800	237,342
Kokuyo Co Ltd	12,800	71,559
Park24 Co Ltd	4,200	56,039
Secom Co Ltd	13,000	462,519
TOPPAN Holdings Inc	8,500	252,927
		1,170,013
Construction & Engineering - 0.2%
COMSYS Holdings Corp	3,600	104,663
EXEO Group Inc	6,200	102,871
JGC Holdings Corp	7,500	90,996
Kajima Corp	14,200	528,965
Kinden Corp	3,700	160,458
Obayashi Corp	21,300	444,521
Shimizu Corp	17,200	293,017
Taisei Corp	5,200	492,480
		2,217,971
Electrical Equipment - 0.3%
Fuji Electric Co Ltd	4,700	355,561
Fujikura Ltd	8,700	968,641
Mabuchi Motor Co Ltd	6,900	63,366
Mitsubishi Electric Corp	67,000	1,961,153
NIDEC CORP	33,300	453,241
		3,801,962
Ground Transportation - 0.3%
Central Japan Railway Co	30,700	850,012
East Japan Railway Co	36,000	949,643
Hankyu Hanshin Holdings Inc	7,600	191,310
Keikyu Corp	8,200	80,278
Keio Corp	3,600	93,172
Keisei Electric Railway Co Ltd	15,400	126,728
Kintetsu Group Holdings Co Ltd	6,000	117,594
Kyushu Railway Co	5,000	130,043
Nagoya Railroad Co Ltd	6,200	66,576
Nankai Electric Railway Co Ltd	3,600	68,247
Odakyu Electric Railway Co Ltd	10,900	118,853
Seibu Holdings Inc	8,300	228,059
Seino Holdings Co Ltd	4,000	60,163
Tobu Railway Co Ltd	6,400	107,886
Tokyo Metro Co Ltd	8,700	88,561
Tokyu Corp	18,100	211,459
West Japan Railway Co	15,000	299,349
		3,787,933
Industrial Conglomerates - 0.5%
Hikari Tsushin Inc	700	195,512
Hitachi Ltd	145,300	4,547,118
Keihan Holdings Co Ltd	3,200	69,030
Sekisui Chemical Co Ltd	12,900	217,004
		5,028,664
Machinery - 1.0%
Amada Co Ltd	10,200	120,598
Daifuku Co Ltd	12,000	377,528
DMG Mori Co Ltd (e)	4,300	72,362
Ebara Corp	13,300	312,801
FANUC Corp	29,300	1,140,232
Hitachi Construction Machinery Co Ltd	3,300	97,542
Hoshizaki Corp	3,500	116,480
IHI Corp	34,300	603,162
Japan Steel Works Ltd/The	2,400	117,656
Kawasaki Heavy Industries Ltd	5,300	351,213
Komatsu Ltd	30,200	958,320
Kubota Corp (e)	32,100	454,224
Kurita Water Industries Ltd	3,400	137,789
Makita Corp	8,900	269,148
MINEBEA MITSUMI Inc	12,800	256,670
MISUMI Group Inc	9,100	142,158
Mitsubishi Heavy Industries Ltd	107,000	2,612,131
Miura Co Ltd	3,500	67,904
Nabtesco Corp	3,800	90,924
NGK Insulators Ltd	7,900	169,005
NSK Ltd	14,700	91,575
SMC Corp	1,880	650,482
Sumitomo Heavy Industries Ltd	3,900	103,301
THK Co Ltd	3,800	97,208
Toyota Industries Corp (e)	6,600	750,000
Yaskawa Electric Corp	8,400	255,046
		10,415,459
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd	20,300	282,650
Mitsui OSK Lines Ltd	11,500	345,793
Nippon Yusen KK	13,800	447,372
		1,075,815
Passenger Airlines - 0.0%
ANA Holdings Inc	5,100	96,992
Japan Airlines Co Ltd	4,500	83,455
		180,447
Professional Services - 0.3%
BayCurrent Inc	4,200	174,285
Persol Holdings Co Ltd	57,700	107,046
Recruit Holdings Co Ltd	49,600	2,787,102
		3,068,433
Trading Companies & Distributors - 1.2%
ITOCHU Corp	223,700	2,820,528
Marubeni Corp	52,700	1,464,524
Mitsubishi Corp (e)	127,600	2,918,555
Mitsui & Co Ltd	92,200	2,732,920
MonotaRO Co Ltd	7,700	122,609
Nagase & Co Ltd	3,300	80,140
Sojitz Corp	6,580	204,449
Sumitomo Corp	38,400	1,329,120
Toyota Tsusho Corp	22,600	760,932
		12,433,777
Transportation Infrastructure - 0.0%
Japan Airport Terminal Co Ltd	2,900	81,201
Kamigumi Co Ltd	2,900	93,680
Mitsubishi Logistics Corp	10,500	80,272
		255,153
TOTAL INDUSTRIALS		45,800,995
Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 0.6%
Alps Alpine Co Ltd	5,300	67,451
Azbil Corp	14,900	135,312
Dexerials Corp	5,500	92,293
Hamamatsu Photonics KK	9,200	97,556
Hirose Electric Co Ltd	1,000	110,412
Horiba Ltd	1,300	132,457
Ibiden Co Ltd (e)	8,900	382,443
Jeol Ltd	1,600	51,389
Keyence Corp	6,300	2,279,649
Kyocera Corp	44,500	624,006
Murata Manufacturing Co Ltd	58,500	1,209,075
Omron Corp	6,100	154,213
Shimadzu Corp	8,500	226,175
Taiyo Yuden Co Ltd	4,100	92,658
TDK Corp	61,620	871,784
Yokogawa Electric Corp	7,600	243,371
		6,770,244
IT Services - 0.4%
BIPROGY Inc	2,500	86,408
Fujitsu Ltd	55,200	1,517,057
NEC Corp	43,300	1,467,843
Nomura Research Institute Ltd	13,800	525,154
Obic Co Ltd	10,400	326,793
Otsuka Corp	7,300	150,623
TIS Inc	6,400	214,791
		4,288,669
Semiconductors & Semiconductor Equipment - 0.8%
Advantest Corp	24,300	3,072,684
Disco Corp	3,043	927,087
Lasertec Corp (e)	2,500	476,357
Renesas Electronics Corp	59,200	810,854
Rohm Co Ltd	10,800	153,064
SCREEN Holdings Co Ltd (e)	3,000	291,879
Socionext Inc	5,700	79,674
SUMCO Corp (e)	11,000	100,772
Tokyo Electron Ltd	15,000	3,340,912
Tokyo Seimitsu Co Ltd	1,300	92,164
Ulvac Inc	1,400	63,279
		9,408,726
Software - 0.0%
Oracle Corp Japan	1,100	92,625
Trend Micro Inc/Japan	4,000	166,037
		258,662
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	8,100	161,442
Canon Inc (e)	28,700	848,871
FUJIFILM Holdings Corp	39,400	836,005
Konica Minolta Inc	15,800	68,600
Ricoh Co Ltd	17,900	157,014
Seiko Epson Corp	9,800	124,064
		2,195,996
TOTAL INFORMATION TECHNOLOGY		22,922,297
Materials - 0.7%
Chemicals - 0.5%
ADEKA Corp	3,300	81,657
Air Water Inc	7,300	105,185
Asahi Kasei Corp	43,300	383,961
Daicel Corp	7,600	67,878
DIC Corp	2,700	62,967
Kaneka Corp	2,100	58,922
Kansai Paint Co Ltd	4,900	77,423
Kuraray Co Ltd	10,300	104,355
Mitsubishi Chemical Group Corp	45,400	265,229
Mitsubishi Gas Chemical Co Inc	6,200	112,391
Mitsui Chemicals Inc	11,800	150,815
Nippon Paint Holdings Co Ltd (e)	33,700	225,362
Nippon Sanso Holdings Corp	6,700	199,665
Nissan Chemical Corp	4,300	147,222
Nitto Denko Corp	22,400	531,256
NOF Corp	7,600	146,090
Resonac Holdings Corp (e)	5,900	245,808
Shin-Etsu Chemical Co Ltd	63,000	1,956,854
Sumitomo Chemical Co Ltd	52,600	149,633
Teijin Ltd	6,000	51,922
Tokyo Ohka Kogyo Co Ltd	3,800	140,802
Toray Industries Inc	51,800	337,308
Tosoh Corp	10,300	154,658
Zeon Corp	6,400	73,115
		5,830,478
Construction Materials - 0.0%
Taiheiyo Cement Corp	3,600	89,241
Containers & Packaging - 0.0%
Toyo Seikan Group Holdings Ltd	4,000	97,702
Metals & Mining - 0.2%
Dowa Holdings Co Ltd	1,900	90,148
JFE Holdings Inc	20,400	260,144
JX Advanced Metals Corp	17,200	215,220
Kobe Steel Ltd	12,700	167,912
Maruichi Steel Tube Ltd	7,000	64,843
Mitsubishi Materials Corp	4,100	96,061
Nippon Steel Corp	170,600	698,105
Sumitomo Metal Mining Co Ltd	8,700	353,076
Yamato Kogyo Co Ltd	1,400	95,544
		2,041,053
Paper & Forest Products - 0.0%
Oji Holdings Corp	28,500	156,510
TOTAL MATERIALS		8,214,984
Real Estate - 0.6%
Diversified REITs - 0.1%
Activia Properties Inc	71	63,820
Daiwa House REIT Investment Corp	146	133,473
KDX Realty Investment Corp	129	144,862
Nomura Real Estate Master Fund Inc	138	152,502
Sekisui House Reit Inc	144	82,737
United Urban Investment Corp	96	112,155
		689,549
Hotel & Resort REITs - 0.0%
Invincible Investment Corp (e)	242	99,495
Japan Hotel REIT Investment Corp	163	85,121
		184,616
Industrial REITs - 0.0%
GLP J-REIT	154	146,390
Industrial & Infrastructure Fund Investment Corp	82	80,723
Japan Logistics Fund Inc	87	57,819
LaSalle Logiport REIT	59	59,738
Mitsui Fudosan Logistics Park Inc	104	81,067
		425,737
Office REITs - 0.1%
Japan Prime Realty Investment Corp	127	85,699
Japan Real Estate Investment Corp	225	188,027
Nippon Building Fund Inc (e)	276	251,790
Orix JREIT Inc	178	120,795
		646,311
Real Estate Management & Development - 0.4%
Daito Trust Construction Co Ltd	9,700	184,707
Daiwa House Industry Co Ltd	19,300	640,458
Hulic Co Ltd (e)	21,600	236,422
Mitsubishi Estate Co Ltd	39,700	968,423
Mitsui Fudosan Co Ltd	88,200	1,002,555
Nomura Real Estate Holdings Inc	16,900	104,330
Sumitomo Realty & Development Co Ltd	30,200	758,085
Tokyo Tatemono Co Ltd	6,600	149,410
Tokyu Fudosan Holdings Corp	18,700	170,597
		4,214,987
Residential REITs - 0.0%
Advance Residence Investment Corp	92	100,669
Mitsui Fudosan Accommodations Fund Inc	83	71,215
		171,884
Retail REITs - 0.0%
Japan Metropolitan Fund Invest	228	180,636
TOTAL REAL ESTATE		6,513,720
Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	24,000	369,561
Chugoku Electric Power Co Inc/The	9,900	62,885
Kansai Electric Power Co Inc/The	32,500	509,369
Kyushu Electric Power Co Inc	15,000	160,783
Tohoku Electric Power Co Inc	15,930	117,258
Tokyo Electric Power Co Holdings Inc (d)	24,200	101,549
		1,321,405
Gas Utilities - 0.1%
Osaka Gas Co Ltd	12,600	436,785
Toho Gas Co Ltd	2,800	83,352
Tokyo Gas Co Ltd	10,100	400,093
		920,230
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	5,396	108,960
TOTAL UTILITIES		2,350,595
TOTAL JAPAN		177,573,892
KOREA (SOUTH) - 4.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	6,636	67,370
Entertainment - 0.0%
HYBE Co Ltd	688	157,334
JYP Entertainment Corp (d)	861	43,240
Krafton Inc (d)	933	158,898
NCSoft Corp	461	64,521
Netmarble Corp (b)(c)(d)	853	28,525
Pearl Abyss Corp (d)	1,132	29,312
SM Entertainment Co Ltd	334	31,219
		513,049
Interactive Media & Services - 0.2%
Kakao Corp	9,667	402,936
NAVER Corp	4,521	759,629
		1,162,565
Media - 0.0%
Cheil Worldwide Inc	2,512	36,570
TOTAL COMMUNICATION SERVICES		1,779,554
Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Hankook Tire & Technology Co Ltd	2,324	94,141
HL Mando Co Ltd	1,052	42,866
Hyundai Mobis Co Ltd	1,892	490,708
		627,715
Automobiles - 0.2%
Hyundai Motor Co	4,185	863,828
Kia Corp	7,819	662,531
		1,526,359
Broadline Retail - 0.0%
Shinsegae Inc	198	33,906
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)	6,842	180,355
Hanjin Kal Corp (d)	879	75,254
Kangwon Land Inc	3,904	51,280
		306,889
Household Durables - 0.0%
Coway Co Ltd (d)	1,665	100,182
LG Electronics Inc	3,286	209,575
		309,757
Specialty Retail - 0.0%
Hotel Shilla Co Ltd (d)	973	30,120
Textiles, Apparel & Luxury Goods - 0.0%
Misto Holdings Corp	1,227	36,351
Youngone Corp	615	34,805
		71,156
TOTAL CONSUMER DISCRETIONARY		2,905,902
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
E-MART Inc	571	32,178
Food Products - 0.0%
CJ CheilJedang Corp	257	37,043
NongShim Co Ltd (d)	99	29,633
Orion Corp/Republic of Korea	710	52,001
Samyang Foods Co Ltd	132	112,655
		231,332
Personal Care Products - 0.0%
Amorepacific Corp	935	77,400
Cosmax Inc (d)	251	28,408
LG H&H Co Ltd	292	52,332
		158,140
Tobacco - 0.1%
KT&G Corp	3,213	316,464
TOTAL CONSUMER STAPLES		738,114
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	1,413	184,861
S-Oil Corp (d)	1,338	76,950
SK Innovation Co Ltd	2,011	141,079
TOTAL ENERGY		402,890
Financials - 0.4%
Banks - 0.3%
BNK Financial Group Inc	9,383	103,198
Hana Financial Group Inc	9,028	588,768
iM Financial Group Co Ltd	4,404	47,454
Industrial Bank of Korea	8,310	120,733
JB Financial Group Co Ltd	3,468	61,623
KakaoBank Corp	11,043	165,471
KB Financial Group Inc	11,251	968,082
Shinhan Financial Group Co Ltd	14,625	778,411
Woori Financial Group Inc	21,655	420,113
		3,253,853
Capital Markets - 0.0%
KIWOOM Securities Co Ltd	432	86,802
Korea Investment Holdings Co Ltd	1,292	145,405
Mirae Asset Securities Co Ltd	6,381	103,461
NH Investment & Securities Co Ltd	4,241	62,083
Samsung Securities Co Ltd (d)	1,984	103,820
		501,571
Consumer Finance - 0.0%
Samsung Card Co Ltd	714	27,686
Financial Services - 0.0%
Meritz Financial Group Inc	2,455	192,298
Insurance - 0.1%
DB Insurance Co Ltd	1,405	127,520
Hyundai Marine & Fire Insurance Co Ltd (d)	1,830	39,062
Samsung Fire & Marine Insurance Co Ltd	1,050	361,585
Samsung Life Insurance Co Ltd (d)	3,360	367,125
		895,292
TOTAL FINANCIALS		4,870,700
Health Care - 0.2%
Biotechnology - 0.1%
Alteogen Inc (d)	1,356	422,915
Celltrion Inc	4,983	624,989
Hugel Inc (d)	162	25,891
PharmaResearch Co Ltd	183	51,202
Samsung Episholdings Co Ltd	206	105,562
SK Bioscience Co Ltd (d)	869	29,099
		1,259,658
Health Care Equipment & Supplies - 0.0%
HLB Inc (d)	3,874	136,460
Health Care Providers & Services - 0.0%
Hanmi Science Co ltd (d)	715	17,999
Life Sciences Tools & Services - 0.1%
LigaChem Biosciences Inc (d)	799	96,035
Peptron Inc (d)	670	118,035
Samsung Biologics Co Ltd (b)(c)(d)	382	448,327
		662,397
Pharmaceuticals - 0.0%
Celltrion Pharm Inc	633	25,447
Hanall Biopharma Co Ltd (d)	1,050	31,804
Hanmi Pharm Co Ltd (d)	203	63,816
Sam Chun Dang Pharm Co Ltd (d)	468	75,316
SK Biopharmaceuticals Co Ltd (d)	905	78,189
Yuhan Corp (d)	1,925	149,777
		424,349
TOTAL HEALTH CARE		2,500,863
Industrials - 0.7%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	1,046	682,768
Hanwha Systems Co Ltd (d)	2,352	88,792
Korea Aerospace Industries Ltd	2,283	180,803
LIG Nex1 Co Ltd (d)	424	123,479
		1,075,842
Air Freight & Logistics - 0.0%
Cj Logistics Corp	278	18,221
Hyundai Glovis Co Ltd	1,402	175,897
		194,118
Commercial Services & Supplies - 0.0%
S-1 Corp	577	28,692
Construction & Engineering - 0.0%
DL E&C Co Ltd (d)	947	27,036
GS Engineering & Construction Corp	2,194	29,943
Hyundai Engineering & Construction Co Ltd	2,282	111,158
KEPCO Engineering & Construction Co Inc	561	35,087
Samsung E&A Co Ltd	4,942	82,289
		285,513
Electrical Equipment - 0.2%
Doosan Enerbility Co Ltd (d)	14,214	743,100
Ecopro BM Co Ltd (d)	1,667	169,494
Ecopro Co Ltd	3,359	211,499
HD Hyundai Electric Co Ltd	719	385,956
Hyosung Heavy Industries Corp	165	203,735
L&F Co Ltd (d)	890	58,825
LG Energy Solution Ltd (d)	1,336	341,501
LS Corp	547	76,084
LS Electric Co Ltd (d)	479	153,380
POSCO Future M Co Ltd (d)	1,128	146,388
Shinsung Delta Tech Co Ltd (d)	496	19,484
Taihan Cable & Solution Co Ltd (d)	3,451	54,954
		2,564,400
Industrial Conglomerates - 0.2%
CJ Corp	407	48,614
Doosan Co Ltd	218	118,440
GS Holdings Corp	1,391	54,329
Hanwha Corp (d)	859	48,614
LG Corp	2,889	161,787
Samsung C&T Corp	2,801	465,008
SK Inc	1,155	206,018
SK Square Co Ltd (d)	2,815	716,526
		1,819,336
Machinery - 0.2%
Doosan Bobcat Inc	1,546	61,811
Hanwha Ocean Co Ltd (d)	4,175	329,504
HD Hyundai Heavy Industries Co Ltd	731	257,519
HD Hyundai Infracore Co Ltd	3,990	44,178
HD Korea Shipbuilding & Offshore Engineering Co Ltd	1,457	410,930
Hyundai Elevator Co Ltd	623	38,114
Hyundai Rotem Co Ltd	2,279	297,088
Rainbow Robotics (d)	230	75,069
Samsung Heavy Industries Co Ltd (d)	22,857	382,041
		1,896,254
Marine Transportation - 0.0%
HMM Co Ltd	10,568	150,232
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd (d)	5,901	92,200
Trading Companies & Distributors - 0.0%
Posco International Corp	1,468	50,586
TOTAL INDUSTRIALS		8,157,173
Information Technology - 2.1%
Electronic Equipment, Instruments & Components - 0.1%
Daejoo Electronic Materials Co Ltd (d)	297	13,080
Hanwha Vision Co Ltd (d)	990	30,825
IsuPetasys Co Ltd	1,698	140,741
LG Display Co Ltd (d)	9,998	82,105
LG Innotek Co Ltd	433	81,395
Samsung Electro-Mechanics Co Ltd	1,749	309,388
Samsung SDI Co Ltd	1,940	362,591
		1,020,125
IT Services - 0.0%
Posco DX Co Ltd	1,674	33,442
Samsung SDS Co Ltd	1,255	149,280
		182,722
Semiconductors & Semiconductor Equipment - 0.7%
DB HiTek Co Ltd	962	45,197
Eo Technics Co Ltd	257	48,519
Hanmi Semiconductor Co Ltd	1,351	119,714
HPSP Co Ltd	1,203	28,007
LEENO Industrial Inc	1,317	55,197
SK Hynix Inc	17,315	7,837,886
		8,134,520
Software - 0.0%
Douzone Bizon Co Ltd	575	34,056
Technology Hardware, Storage & Peripherals - 1.3%
Samsung Electronics Co Ltd	158,244	13,256,947
TOTAL INFORMATION TECHNOLOGY		22,628,370
Materials - 0.1%
Chemicals - 0.0%
Dongjin Semichem Co Ltd	1,118	28,427
Enchem Co Ltd (d)	511	22,355
Hansol Chemical Co Ltd	305	48,099
Hanwha Solutions Corp (d)	3,310	61,625
KCC Corp	118	34,400
Kumho Petrochemical Co Ltd	483	40,435
LG Chem Ltd	1,428	330,159
Lotte Chemical Corp	621	30,289
OCI Holdings Co Ltd (d)	477	38,068
SKC Co Ltd (d)	604	43,848
		677,705
Metals & Mining - 0.1%
Hyundai Steel Co	2,604	56,064
Korea Zinc Co Ltd	368	334,748
POSCO Holdings Inc	2,388	506,012
		896,824
TOTAL MATERIALS		1,574,529
Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	8,130	266,697
TOTAL KOREA (SOUTH)		45,824,792
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	78,697	132,696
Financials - 0.2%
Banks - 0.2%
Al Ahli Bank of Kuwait KSCP	50,580	48,312
Boubyan Bank KSCP	56,060	130,224
Gulf Bank KSCP	77,282	89,635
Kuwait Finance House KSCP	387,249	1,020,335
National Bank of Kuwait SAKP	277,548	915,241
TOTAL FINANCIALS		2,203,747
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Global PLC	141,942	47,150
Agility Public Warehousing Co KSCC	46,391	21,251
		68,401
Industrial Conglomerates - 0.0%
National Industries Group Holding SAK	71,085	69,053
TOTAL INDUSTRIALS		137,454
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	20,289	71,848
TOTAL KUWAIT		2,545,745
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
SES SA Series A depository receipt	10,681	69,414
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	3,704	271,624
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	1,355	56,116
ArcelorMittal SA	13,527	621,411
TOTAL MATERIALS		677,527
TOTAL LUXEMBOURG		1,018,565
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	65,000	320,044
Sands China Ltd	68,800	173,266

TOTAL MACAU		493,310
MALAYSIA - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	76,139	151,040
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	131,399	81,598
CELCOMDIGI BHD	108,600	85,371
Maxis Bhd	73,600	68,739
		235,708
TOTAL COMMUNICATION SERVICES		386,748
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	68,800	51,202
Genting Malaysia Bhd	88,200	44,339
		95,541
Specialty Retail - 0.0%
MR DIY Group M Bhd (b)(c)	150,900	56,894
Petronas Dagangan Bhd	11,300	55,581
		112,475
TOTAL CONSUMER DISCRETIONARY		208,016
Consumer Staples - 0.1%
Food Products - 0.1%
IOI Corp Bhd	103,200	101,725
Kuala Lumpur Kepong Bhd	18,928	93,287
Nestle Malaysia Bhd	2,000	56,185
PPB Group Bhd	22,300	60,778
QL Resources Bhd	51,650	48,239
SD Guthrie Bhd	118,976	167,998
United Plantations BHD	10,200	75,557
TOTAL CONSUMER STAPLES		603,769
Energy - 0.0%
Energy Equipment & Services - 0.0%
Dialog Group Bhd	152,300	63,052
Yinson Holdings BHD	77,300	44,955
TOTAL ENERGY		108,007
Financials - 0.2%
Banks - 0.2%
AMMB Holdings Bhd	91,400	146,402
CIMB Group Holdings Bhd	265,971	540,725
Hong Leong Bank Bhd	24,900	135,852
Malayan Banking Bhd	241,458	623,579
Public Bank Bhd	480,000	537,013
RHB Bank Bhd	63,139	119,961
TOTAL FINANCIALS		2,103,532
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	98,800	213,036
Kpj Healthcare Bhd	81,500	54,025
TOTAL HEALTH CARE		267,061
Industrials - 0.1%
Construction & Engineering - 0.1%
Gamuda Bhd	184,175	226,021
IJM Corp Bhd	93,300	52,191
		278,212
Industrial Conglomerates - 0.0%
Sime Darby Bhd	115,400	61,141
Sunway Bhd	84,800	117,441
		178,582
Marine Transportation - 0.0%
MISC Bhd	43,900	84,381
Transportation Infrastructure - 0.0%
Westports Holdings Bhd	36,825	51,453
TOTAL INDUSTRIALS		592,628
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	104,000	43,056
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	92,500	82,744
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	116,900	205,108
TOTAL MATERIALS		287,852
Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	90,800	306,993
Gas Utilities - 0.0%
Petronas Gas Bhd	30,400	135,893
Multi-Utilities - 0.0%
YTL Corp Bhd	166,800	83,852
YTL Corp Bhd warrants 6/2/2028 (d)	26,200	4,318
YTL Power International Bhd	88,100	71,861
YTL Power International Bhd warrants 6/2/2028 (d)	13,200	3,459
		163,490
TOTAL UTILITIES		606,376
TOTAL MALAYSIA		5,207,045
MEXICO - 0.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	574,600	594,463
Consumer Staples - 0.2%
Beverages - 0.2%
Arca Continental SAB de CV	15,700	169,908
Coca-Cola Femsa SAB de CV unit	16,700	158,649
Fomento Economico Mexicano SAB de CV unit	53,900	544,343
		872,900
Consumer Staples Distribution & Retail - 0.0%
Wal-Mart de Mexico SAB de CV Series V	154,000	480,023
Food Products - 0.0%
Gruma SAB de CV Series B	5,130	88,382
Grupo Bimbo SAB de CV (e)	43,900	144,127
Sigma Foods SAB de CV	116,199	101,567
		334,076
Household Products - 0.0%
Kimberly-Clark de Mexico SAB de CV Series A	44,100	94,041
TOTAL CONSUMER STAPLES		1,781,040
Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (b)(c)	23,900	60,362
Grupo Financiero Banorte SAB de CV	76,700	711,054
Grupo Financiero Inbursa SAB de CV Series O	56,000	135,495
		906,911
Insurance - 0.0%
Qualitas Controladora SAB de CV	6,300	65,300
TOTAL FINANCIALS		972,211
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	17,000	111,341
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	8,500	114,952
Grupo Aeroportuario del Pacifico SAB de CV Series B	12,935	339,805
Grupo Aeroportuario del Sureste SAB de CV Series B	5,450	175,290
Promotora y Operadora de Infraestructura SAB de CV	5,530	82,099
		712,146
TOTAL INDUSTRIALS		823,487
Materials - 0.2%
Construction Materials - 0.0%
Cemex SAB de CV unit	479,900	550,856
Metals & Mining - 0.2%
Grupo Mexico SAB de CV Series B	98,800	932,887
Industrias Penoles SAB de CV (d)	5,895	309,928
		1,242,815
TOTAL MATERIALS		1,793,671
Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	85,600	128,299
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV (e)	33,397	139,912
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	28,300	86,577
TOTAL REAL ESTATE		354,788
TOTAL MEXICO		6,319,660
NETHERLANDS - 2.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	123,393	576,581
Entertainment - 0.1%
Universal Music Group NV	33,154	864,319
TOTAL COMMUNICATION SERVICES		1,440,900
Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	3,570	261,797
Heineken NV	8,776	724,081
		985,878
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	28,976	1,187,414
Food Products - 0.0%
Magnum Ice Cream Co NV/The	462	7,393
Magnum Ice Cream Co NV/The (United Kingdom)	15,113	239,875
		247,268
TOTAL CONSUMER STAPLES		2,420,560
Financials - 0.5%
Banks - 0.2%
ING Groep NV	93,844	2,637,789
Capital Markets - 0.0%
Euronext NV (b)	2,897	435,782
Financial Services - 0.2%
Adyen NV (b)(c)(d)	999	1,610,963
EXOR NV	2,976	253,386
		1,864,349
Insurance - 0.1%
ASR Nederland NV	4,985	355,135
NN Group NV	8,531	659,085
		1,014,220
TOTAL FINANCIALS		5,952,140
Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (d)	1,941	1,637,319
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	24,818	675,774
TOTAL HEALTH CARE		2,313,093
Industrials - 0.1%
Professional Services - 0.1%
Wolters Kluwer NV	7,568	783,867
Trading Companies & Distributors - 0.0%
IMCD NV	1,872	170,146
TOTAL INDUSTRIALS		954,013
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
ASM International NV	1,467	892,352
ASML Holding NV	12,490	13,458,227
BE Semiconductor Industries NV	2,327	365,765
TOTAL INFORMATION TECHNOLOGY		14,716,344
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	5,423	377,334
TOTAL NETHERLANDS		28,174,384
NEW ZEALAND - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Spark New Zealand Ltd	61,076	80,174
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	31,006	197,797
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	18,587	403,980
Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (d)	33,756	71,521
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	53,736	257,718
TOTAL INDUSTRIALS		329,239
Information Technology - 0.1%
Software - 0.1%
Xero Ltd (d)	5,237	398,490
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	28,527	151,926
Mercury NZ Ltd	21,656	80,796
		232,722
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	40,282	129,877
TOTAL UTILITIES		362,599
TOTAL NEW ZEALAND		1,772,279
NORWAY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	20,072	292,120
Interactive Media & Services - 0.0%
Vend Marketplaces ASA B Shares	3,932	109,222
TOTAL COMMUNICATION SERVICES		401,342
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (b)(c)	5,393	51,254
Consumer Staples - 0.1%
Food Products - 0.1%
Leroy Seafood Group ASA	8,707	43,837
Mowi ASA	13,955	336,693
Orkla ASA	24,001	267,868
Salmar ASA	2,313	141,694
TOTAL CONSUMER STAPLES		790,092
Energy - 0.1%
Energy Equipment & Services - 0.0%
TGS ASA	6,313	57,399
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	9,644	245,788
BLUENORD ASA	808	35,751
Equinor ASA	26,754	630,909
Frontline PLC (Norway)	4,476	98,756
Var Energi ASA	29,230	95,693
		1,106,897
TOTAL ENERGY		1,164,296
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA	26,719	746,171
SpareBank 1 SMN	4,049	82,768
SpareBank 1 Sor-Norge ASA	6,620	130,298
		959,237
Insurance - 0.0%
Gjensidige Forsikring ASA	6,015	180,211
Protector Forsikring ASA	1,883	97,886
Storebrand ASA A Shares	13,849	237,274
		515,371
TOTAL FINANCIALS		1,474,608
Industrials - 0.0%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	13,942	357,679
Industrial Conglomerates - 0.0%
Aker ASA A Shares	755	57,524
Machinery - 0.0%
AutoStore Holdings Ltd (b)(c)(d)	30,015	35,166
TOMRA Systems ASA	6,954	93,824
		128,990
TOTAL INDUSTRIALS		544,193
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Nordic Semiconductor ASA (d)	5,493	72,641
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	41,873	324,848
TOTAL NORWAY		4,823,274
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	2,153	617,911
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	7,567	210,590
TOTAL PERU		828,501
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	2,775	59,428
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	19,580	59,884
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	64,759	127,750
BDO Unibank Inc	66,376	151,804
Metropolitan Bank & Trust Co	55,566	64,674
TOTAL FINANCIALS		344,228
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Ayala Corp	7,870	62,582
SM Investments Corp	15,520	184,462
		247,044
Transportation Infrastructure - 0.0%
International Container Terminal Services Inc	25,230	243,068
TOTAL INDUSTRIALS		490,112
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	182,900	69,768
SM Prime Holdings Inc	344,500	133,168
TOTAL REAL ESTATE		202,936
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	9,320	90,898
TOTAL PHILIPPINES		1,247,486
POLAND - 0.4%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	2,215	148,695
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(c)(d)	22,841	197,362
Specialty Retail - 0.0%
CCC SA (d)(e)	1,598	53,236
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	41	237,663
TOTAL CONSUMER DISCRETIONARY		488,261
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(c)(d)	15,256	175,720
Zabka Group SA (d)	13,382	85,362
TOTAL CONSUMER STAPLES		261,082
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	18,405	492,731
Financials - 0.3%
Banks - 0.2%
Alior Bank SA	2,854	87,806
Bank Millennium SA (d)	18,935	87,713
Bank Polska Kasa Opieki SA	5,586	319,133
mBank SA (d)	418	123,595
Powszechna Kasa Oszczednosci Bank Polski SA	27,385	649,612
Santander Bank Polska SA	1,235	187,624
		1,455,483
Consumer Finance - 0.0%
KRUK SA	555	76,293
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	18,146	337,344
TOTAL FINANCIALS		1,869,120
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (d)	8,281	101,893
Construction & Engineering - 0.0%
Budimex SA (e)	402	71,419
TOTAL INDUSTRIALS		173,312
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	1,630	103,703
Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA	315	80,154
KGHM Polska Miedz SA (d)	4,317	337,664
TOTAL MATERIALS		417,818
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (d)	26,482	64,943
TOTAL POLAND		4,019,665
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	8,797	209,453
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	13,223	227,345
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	287,077	302,354
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	95,641	440,035
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	11,258	42,536
TOTAL UTILITIES		482,571
TOTAL PORTUGAL		1,221,723
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	24,573	87,939
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	19,097	79,566
Qatar Gas Transport Co Ltd	85,779	105,758
TOTAL ENERGY		185,324
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	194,351	117,112
Commercial Bank of Qatar	100,814	116,292
Qatar International Islamic Bank QSC	37,121	116,532
Qatar Islamic Bank QPSC	53,159	349,673
Qatar National Bank QPSC	140,612	720,632
TOTAL FINANCIALS		1,420,241
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	59,188	193,934
Marine Transportation - 0.0%
Qatar Navigation QSC	30,429	90,008
TOTAL INDUSTRIALS		283,942
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	167,387	50,247
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	70,476	50,636
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	15,587	64,429
TOTAL QATAR		2,142,758
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	19,925	175,487
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC GDR (c)(d)(f)	1,767	0
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Magnit PJSC (d)(f)	1,150	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (d)(f)	183,050	0
LUKOIL PJSC (d)(f)	5,452	0
Novatek PJSC (d)(f)	14,792	0
Surgutneftegas PAO (d)(f)	146,500	0
Tatneft PJSC (d)(f)	23,930	0
TOTAL ENERGY		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (d)(f)	163,450	0
Materials - 0.0%
Metals & Mining - 0.0%
Alrosa PJSC (d)(f)	37,350	0
GMK Norilskiy Nickel PAO (d)(f)	91,700	0
Polyus PJSC (d)(f)	4,940	0
Severstal PAO (d)(f)	2,873	0
TOTAL MATERIALS		0
TOTAL RUSSIA		0
SAUDI ARABIA - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	60,268	690,604
Media - 0.0%
Saudi Research & Media Group (d)	1,250	41,491
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	11,994	211,049
Mobile Telecommunications Co Saudi Arabia	14,259	39,651
		250,700
TOTAL COMMUNICATION SERVICES		982,795
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Leejam Sports Co JSC	825	21,885
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	1,567	53,434
Jarir Marketing Co	18,630	63,478
		116,912
TOTAL CONSUMER DISCRETIONARY		138,797
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Abdullah Al Othaim Markets Co	14,774	24,145
Nahdi Medical Co	1,231	31,179
		55,324
Food Products - 0.0%
Almarai Co JSC	15,536	179,185
Saudia Dairy & Foodstuff Co	508	33,453
Savola Group/The (d)	4,533	26,455
		239,093
TOTAL CONSUMER STAPLES		294,417
Energy - 0.0%
Energy Equipment & Services - 0.0%
Ades Holding Co	10,475	48,705
Financials - 0.4%
Banks - 0.4%
Al Rajhi Bank	62,172	1,616,128
Alinma Bank	38,949	253,166
Bank Al-Jazira	19,474	57,890
Bank AlBilad	23,341	154,453
Banque Saudi Fransi	38,886	174,379
Riyad Bank	46,681	337,775
Saudi Awwal Bank	11,805	101,911
Saudi Investment Bank/The	19,288	67,519
Saudi National Bank/The	93,269	941,941
		3,705,162
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	1,481	55,397
Insurance - 0.0%
Al Rajhi Co for Co-operative Insurance (d)	1,606	33,312
Bupa Arabia for Cooperative Insurance Co	775	28,700
Co for Cooperative Insurance/The	2,313	72,150
		134,162
TOTAL FINANCIALS		3,894,721
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Al Hammadi Holding	2,363	17,627
Dallah Healthcare Co	1,343	44,936
Dr Sulaiman Al Habib Medical Services Group Co	3,199	219,192
Mouwasat Medical Services Co	2,952	52,456
TOTAL HEALTH CARE		334,211
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	1,037	44,346
Commercial Services & Supplies - 0.0%
Catrion Catering Holding Co	1,198	25,664
Electrical Equipment - 0.0%
Riyadh Cables Group Co	1,845	64,192
Industrial Conglomerates - 0.0%
Astra Industrial Group Co	1,219	46,052
Transportation Infrastructure - 0.0%
Saudi Ground Services Co	2,845	27,534
TOTAL INDUSTRIALS		207,788
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	771	46,270
Elm Co	834	166,320
TOTAL INFORMATION TECHNOLOGY		212,590
Materials - 0.2%
Chemicals - 0.1%
Advanced Petrochemical Co (d)	3,878	30,128
SABIC Agri-Nutrients Co	7,354	217,044
Sahara International Petrochemical Co	11,544	46,166
Saudi Aramco Base Oil Co	1,608	41,220
Saudi Basic Industries Corp	28,575	390,824
Saudi Industrial Investment Group	10,863	35,971
Saudi Kayan Petrochemical Co (d)	22,526	28,407
Yanbu National Petrochemical Co	8,943	65,520
		855,280
Construction Materials - 0.0%
Saudi Cement Co	2,274	20,880
Yamama Cement Co	3,300	20,517
		41,397
Metals & Mining - 0.1%
Saudi Arabian Mining Co (d)	43,184	701,734
TOTAL MATERIALS		1,598,411
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arabian Centres Co (b)(c)	7,278	36,634
Dar Al Arkan Real Estate Development Co (d)	17,069	72,540
Emaar Economic City (d)	8,688	23,186
Retal Urban Development Co	6,476	20,235
TOTAL REAL ESTATE		152,595
Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Electricity Co	25,234	94,523
Independent Power and Renewable Electricity Producers - 0.0%
ACWA Power Co (d)	7,291	353,392
Multi-Utilities - 0.0%
Power & Water Utility Co for Jubail & Yanbu (d)	2,482	24,352
TOTAL UTILITIES		472,267
TOTAL SAUDI ARABIA		8,337,297
SINGAPORE - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	225,100	796,404
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (d)	11,786	1,503,540
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	179,600	101,299
TOTAL CONSUMER DISCRETIONARY		1,604,839
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Hafnia Ltd	9,161	49,440
Financials - 0.6%
Banks - 0.6%
DBS Group Holdings Ltd	63,902	2,801,866
Oversea-Chinese Banking Corp Ltd	121,785	1,872,158
United Overseas Bank Ltd	45,800	1,249,220
		5,923,244
Capital Markets - 0.0%
Singapore Exchange Ltd	25,800	340,414
TOTAL FINANCIALS		6,263,658
Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	48,500	317,699
Ground Transportation - 0.1%
ComfortDelGro Corp Ltd	70,100	80,713
Grab Holdings Ltd Class A (d)	90,152	449,858
		530,571
Industrial Conglomerates - 0.0%
Keppel Ltd	45,000	362,339
Machinery - 0.0%
Seatrium Ltd	69,184	116,258
Passenger Airlines - 0.0%
Singapore Airlines Ltd	44,550	221,814
Transportation Infrastructure - 0.0%
SATS Ltd	28,523	84,543
TOTAL INDUSTRIALS		1,633,224
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Venture Corp Ltd	7,700	90,694
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV (Italy)	20,484	541,036
TOTAL INFORMATION TECHNOLOGY		631,730
Real Estate - 0.1%
Diversified REITs - 0.0%
CapitaLand Integrated Commercial Trust	182,836	339,955
Mapletree Pan Asia Commercial Trust	71,246	81,478
Suntec Real Estate Investment Trust	71,000	79,539
		500,972
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	121,606	267,734
Frasers Logistics & Commercial Trust (c)	96,100	74,389
Mapletree Industrial Trust	67,870	109,825
Mapletree Logistics Trust	107,855	110,758
		562,706
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	72,720	153,315
UOL Group Ltd	14,800	100,632
		253,947
Specialized REITs - 0.0%
Keppel DC REIT	63,196	110,620
TOTAL REAL ESTATE		1,428,245
Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	27,400	128,324
TOTAL SINGAPORE		12,535,864
SOUTH AFRICA - 1.2%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	58,137	595,062
Vodacom Group Ltd	19,324	164,895
TOTAL COMMUNICATION SERVICES		759,957
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	26,075	1,738,981
Woolworths Holdings Ltd/South Africa	31,047	104,990
		1,843,971
Specialty Retail - 0.0%
Foschini Group Ltd	10,463	53,042
Mr Price Group Ltd	8,141	86,021
Pepkor Holdings Ltd (b)(c)	117,529	187,720
		326,783
TOTAL CONSUMER DISCRETIONARY		2,170,754
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	10,638	271,006
Clicks Group Ltd	7,615	154,769
Shoprite Holdings Ltd	15,381	250,991
		676,766
Food Products - 0.0%
Tiger Brands Ltd	5,188	114,718
TOTAL CONSUMER STAPLES		791,484
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	7,743	83,695
Financials - 0.4%
Banks - 0.2%
Absa Group Ltd	24,401	352,695
Capitec Bank Holdings Ltd	2,798	702,170
Nedbank Group Ltd	14,511	233,315
Standard Bank Group Ltd	41,765	732,401
		2,020,581
Financial Services - 0.1%
FirstRand Ltd	168,984	926,045
Remgro Ltd	16,027	175,764
		1,101,809
Insurance - 0.1%
Discovery Ltd	19,086	262,294
Old Mutual Ltd	150,966	135,833
OUTsurance Group Ltd	27,205	117,724
Sanlam Ltd	51,694	307,448
		823,299
TOTAL FINANCIALS		3,945,689
Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	11,665	82,268
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	10,916	156,548
Materials - 0.4%
Chemicals - 0.0%
Sasol Ltd (d)	18,841	120,215
Metals & Mining - 0.4%
Anglo American PLC	37,376	1,545,966
Gold Fields Ltd	28,383	1,237,567
Harmony Gold Mining Co Ltd	17,306	347,195
Impala Platinum Holdings Ltd	28,674	450,616
Northam Platinum Holdings Ltd	10,947	222,847
Sibanye Stillwater Ltd (d)	89,708	327,057
Valterra Platinum Ltd	8,413	712,485
		4,843,733
TOTAL MATERIALS		4,963,948
Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	108,088	112,004
TOTAL SOUTH AFRICA		13,066,347
SPAIN - 2.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (b)(c)	18,602	599,016
Telefonica SA	125,909	516,850
TOTAL COMMUNICATION SERVICES		1,115,866
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	14,294	1,055,606
Specialty Retail - 0.2%
Industria de Diseno Textil SA	35,596	2,348,079
TOTAL CONSUMER DISCRETIONARY		3,403,685
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	36,681	684,410
Financials - 1.1%
Banks - 1.1%
Banco Bilbao Vizcaya Argentaria SA	182,797	4,287,909
Banco de Sabadell SA	167,642	662,948
Banco Santander SA	472,103	5,556,885
Bankinter SA	20,501	341,033
CaixaBank SA	121,341	1,483,530
TOTAL FINANCIALS		12,332,305
Industrials - 0.1%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	6,225	620,730
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA (f)	363	0
Aena SME SA (b)(c)	23,316	652,691
		652,691
TOTAL INDUSTRIALS		1,273,421
Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	12,691	185,386
Utilities - 0.5%
Electric Utilities - 0.5%
Endesa SA	10,074	362,627
Iberdrola SA	195,023	4,222,911
Redeia Corp SA	12,849	229,056
		4,814,594
Gas Utilities - 0.0%
Enagas SA	7,571	117,001
Naturgy Energy Group SA	5,807	176,888
		293,889
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	9,672	136,853
TOTAL UTILITIES		5,245,336
TOTAL SPAIN		24,240,409
SWEDEN - 2.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	73,548	314,595
Interactive Media & Services - 0.0%
Hemnet Group AB	2,591	48,744
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	17,580	295,116
TOTAL COMMUNICATION SERVICES		658,455
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (b)	4,604	312,619
Household Durables - 0.0%
Electrolux AB B Shares (d)	6,854	47,483
Leisure Products - 0.0%
Thule Group AB (b)(c)	3,442	89,653
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	15,210	307,124
TOTAL CONSUMER DISCRETIONARY		756,879
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Axfood AB B Shares	3,529	111,238
Food Products - 0.0%
AAK AB	5,768	165,274
Household Products - 0.1%
Essity AB B Shares	18,714	539,071
TOTAL CONSUMER STAPLES		815,583
Financials - 0.5%
Banks - 0.2%
Skandinaviska Enskilda Banken AB A Shares	48,065	1,018,572
Svenska Handelsbanken AB A Shares	49,381	715,409
Swedbank AB A1 Shares	28,738	1,002,311
		2,736,292
Capital Markets - 0.1%
Avanza Bank Holding AB	3,802	145,819
EQT AB	11,743	464,032
Nordnet AB	4,105	120,477
		730,328
Financial Services - 0.2%
Industrivarden AB A Shares	4,022	181,473
Industrivarden AB C Shares	5,212	234,941
Investor AB B Shares	57,815	2,074,847
L E Lundbergforetagen AB B Shares	2,344	130,229
		2,621,490
TOTAL FINANCIALS		6,088,110
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (d)	7,006	253,256
Health Care Equipment & Supplies - 0.0%
Elekta AB B Shares	10,924	67,337
Getinge AB B Shares	6,929	164,673
		232,010
Health Care Technology - 0.0%
Sectra AB B Shares	4,269	116,387
TOTAL HEALTH CARE		601,653
Industrials - 1.0%
Aerospace & Defense - 0.1%
Saab AB B Shares	9,960	577,881
Building Products - 0.2%
Assa Abloy AB B Shares	31,465	1,215,520
Nibe Industrier AB B Shares	48,271	186,761
		1,402,281
Commercial Services & Supplies - 0.0%
Bravida Holding AB (b)(c)	6,473	63,102
Loomis AB	2,142	90,831
Securitas AB B Shares	15,970	255,340
		409,273
Construction & Engineering - 0.0%
Skanska AB B Shares	11,290	309,397
Sweco AB B Shares	6,472	106,080
		415,477
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	4,481	109,707
Lifco AB B Shares	7,122	272,302
		382,009
Machinery - 0.7%
Alfa Laval AB	9,152	462,943
Atlas Copco AB A Shares	79,191	1,409,804
Atlas Copco AB B Shares	50,210	812,610
Epiroc AB A Shares	19,675	448,572
Epiroc AB B Shares	12,533	254,159
Indutrade AB	8,462	220,960
Sandvik AB	33,755	1,102,129
SKF AB B Shares	10,681	285,167
Trelleborg AB B Shares	5,615	239,506
Volvo AB A Shares	6,689	215,350
Volvo AB B Shares	49,743	1,598,757
		7,049,957
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	8,230	292,674
Beijer Ref AB B Shares	11,817	191,377
		484,051
TOTAL INDUSTRIALS		10,720,929
Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	92,690	902,063
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	66,607	784,544
Lagercrantz Group AB B Shares	6,335	146,428
Mycronic AB	4,749	115,159
		1,046,131
TOTAL INFORMATION TECHNOLOGY		1,948,194
Materials - 0.1%
Chemicals - 0.0%
Hexpol AB B Shares	8,287	79,166
Containers & Packaging - 0.0%
Billerud Aktiebolag	6,854	69,906
Metals & Mining - 0.1%
Boliden AB (d)	9,014	504,428
SSAB AB B Shares	19,478	147,378
		651,806
Paper & Forest Products - 0.0%
Holmen AB B Shares	2,894	111,403
Svenska Cellulosa AB SCA B Shares	18,738	249,528
		360,931
TOTAL MATERIALS		1,161,809
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Castellum AB	11,839	136,824
Fabege AB	6,357	57,000
Fastighets AB Balder B Shares (d)	22,131	163,942
Sagax AB B Shares	7,000	150,242
Wallenstam AB B Shares	12,083	54,308
Wihlborgs Fastigheter AB	8,679	86,022
TOTAL REAL ESTATE		648,338
TOTAL SWEDEN		23,399,950
SWITZERLAND - 2.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	806	585,599
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	17,051	3,677,066
Consumer Staples - 0.1%
Food Products - 0.1%
Chocoladefabriken Lindt & Spruengli AG	32	468,224
Chocoladefabriken Lindt & Spruengli AG	3	440,853
TOTAL CONSUMER STAPLES		909,077
Financials - 0.9%
Capital Markets - 0.5%
Julius Baer Group Ltd	6,534	514,735
Partners Group Holding AG	686	850,810
UBS Group AG	96,460	4,500,899
		5,866,444
Insurance - 0.4%
Swiss Life Holding AG	906	1,048,631
Zurich Insurance Group AG	4,645	3,514,884
		4,563,515
TOTAL FINANCIALS		10,429,959
Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	1,571	406,366
Straumann Holding AG	3,590	419,326
		825,692
Life Sciences Tools & Services - 0.1%
Lonza Group AG	2,228	1,512,711
Pharmaceuticals - 0.2%
Galderma Group AG	4,148	844,669
Sandoz Group AG	13,954	1,018,936
		1,863,605
TOTAL HEALTH CARE		4,202,008
Industrials - 0.6%
Building Products - 0.1%
Geberit AG	1,001	783,007
Electrical Equipment - 0.3%
ABB Ltd	49,134	3,622,038
Machinery - 0.1%
Schindler Holding AG participation certificate	1,290	487,272
VAT Group AG (b)(c)	856	417,031
		904,303
Marine Transportation - 0.0%
Kuehne + Nagel International AG	1,686	364,509
Professional Services - 0.1%
SGS SA	5,259	603,248
TOTAL INDUSTRIALS		6,277,105
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	4,701	483,928
Materials - 0.2%
Chemicals - 0.2%
DSM-Firmenich AG	7,926	639,389
Givaudan SA	258	1,024,704
Sika AG	5,091	1,033,603
TOTAL MATERIALS		2,697,696
TOTAL SWITZERLAND		29,262,438
TAIWAN - 6.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	120,000	499,871
Entertainment - 0.0%
International Games System Co Ltd	8,000	183,975
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	55,000	154,902
Taiwan Mobile Co Ltd	55,000	190,339
		345,241
TOTAL COMMUNICATION SERVICES		1,029,087
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	62,000	58,338
Tong Yang Industry Co Ltd	15,000	46,408
		104,746
Automobiles - 0.0%
Yulon Motor Co Ltd	20,560	21,738
Broadline Retail - 0.0%
momo.com Inc	2,941	19,465
Poya International Co Ltd	2,080	29,158
		48,623
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	6,000	69,087
Leisure Products - 0.0%
Giant Manufacturing Co Ltd	10,181	30,070
Merida Industry Co Ltd	7,000	18,465
		48,535
Specialty Retail - 0.0%
Hotai Motor Co Ltd	12,120	212,618
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	8,000	98,112
Feng TAY Enterprise Co Ltd	20,020	74,392
Makalot Industrial Co Ltd	7,287	67,055
Pou Chen Corp	77,000	74,048
Ruentex Industries Ltd	25,561	44,922
		358,529
TOTAL CONSUMER DISCRETIONARY		863,876
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	18,000	127,169
Food Products - 0.1%
Great Wall Enterprise Co Ltd	22,945	37,251
Lien Hwa Industrial Holdings Corp	39,381	59,727
Uni-President Enterprises Corp	154,000	378,713
		475,691
TOTAL CONSUMER STAPLES		602,860
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Formosa Petrochemical Corp	54,000	82,330
Financials - 0.6%
Banks - 0.4%
Chang Hwa Commercial Bank Ltd	278,544	181,686
CTBC Financial Holding Co Ltd	622,000	995,930
E.Sun Financial Holding Co Ltd	511,743	550,884
Far Eastern International Bank	142,799	58,528
First Financial Holding Co Ltd	367,703	344,810
Hua Nan Financial Holdings Co Ltd	328,944	325,251
Mega Financial Holding Co Ltd	370,524	472,728
Shanghai Commercial & Savings Bank Ltd/The	142,131	184,056
SinoPac Financial Holdings Co Ltd	457,231	417,096
Taichung Commercial Bank Co Ltd	132,694	88,034
Taiwan Business Bank	230,003	117,378
Taiwan Cooperative Financial Holding Co Ltd	365,233	283,081
TS Financial Holding Co Ltd	786,623	511,837
		4,531,299
Capital Markets - 0.0%
Capital Securities Corp	68,000	51,946
IBF Financial Holdings Co Ltd	98,677	52,089
		104,035
Consumer Finance - 0.0%
Taiwan Acceptance Corp	9,644	26,330
Financial Services - 0.0%
Chailease Holding Co Ltd	53,954	181,556
Yuanta Financial Holding Co Ltd	420,533	527,142
		708,698
Insurance - 0.2%
Cathay Financial Holding Co Ltd	310,897	751,658
Fubon Financial Holding Co Ltd	283,415	868,723
KGI Financial Holding Co Ltd	536,530	295,201
		1,915,582
TOTAL FINANCIALS		7,285,944
Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp	10,987	164,706
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (d)	40,000	197,755
TOTAL HEALTH CARE		362,461
Industrials - 0.2%
Construction & Engineering - 0.0%
United Integrated Services Co Ltd	5,000	151,346
Electrical Equipment - 0.2%
Bizlink Holding Inc	5,120	248,228
Chung-Hsin Electric & Machinery Manufacturing Corp	13,000	61,990
Fortune Electric Co Ltd	6,940	169,338
Shihlin Electric & Engineering Corp	10,000	54,223
Tatung Co Ltd	57,700	58,064
Teco Electric and Machinery Co Ltd	40,000	107,170
Voltronic Power Technology Corp	2,000	61,942
Walsin Lihwa Corp	108,603	110,155
		871,110
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	121,000	107,291
Machinery - 0.0%
Hiwin Technologies Corp	9,479	58,654
Marine Transportation - 0.0%
Evergreen Marine Corp Taiwan Ltd	33,670	204,048
Wan Hai Lines Ltd	44,000	110,589
Wisdom Marine Lines Co Ltd	15,000	32,486
Yang Ming Marine Transport Corp	55,000	97,713
		444,836
Passenger Airlines - 0.0%
China Airlines Ltd	92,000	59,275
Eva Airways Corp	84,562	98,582
		157,857
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	68,000	60,730
TOTAL INDUSTRIALS		1,851,824
Information Technology - 5.3%
Communications Equipment - 0.1%
Accton Technology Corp	16,000	604,746
WNC Corp /Taiwan	11,000	34,734
		639,480
Electronic Equipment, Instruments & Components - 0.7%
AUO Corp	215,600	84,240
Chroma ATE Inc	13,000	321,351
Compeq Manufacturing Co Ltd	33,000	97,994
Delta Electronics Inc	61,000	1,873,661
E Ink Holdings Inc	30,000	189,462
Elite Material Co Ltd	10,000	524,687
Foxconn Technology Co Ltd	32,000	62,975
Genius Electronic Optical Co Ltd	3,000	43,012
Gold Circuit Electronics Ltd	11,000	241,037
Hon Hai Precision Industry Co Ltd	383,600	2,820,229
Innolux Corp	248,291	135,027
Largan Precision Co Ltd	4,000	318,321
Lotes Co Ltd	3,045	125,774
Primax Electronics Ltd	14,000	34,294
Simplo Technology Co Ltd	6,000	68,704
Sinbon Electronics Co Ltd	7,000	42,980
Synnex Technology International Corp	43,000	79,411
Taiwan Union Technology Corp	9,000	141,809
Tripod Technology Corp	14,000	141,777
Unimicron Technology Corp	43,000	301,735
Unimicron Technology Corp rights 1/5/2026 (d)	879	2,916
Walsin Technology Corp	11,000	41,050
Wpg Holding Co Ltd	52,920	98,238
WT Microelectronics Co Ltd	21,000	91,764
Yageo Corp	60,404	445,054
Zhen Ding Technology Holding Ltd	20,000	90,584
		8,418,086
Semiconductors & Semiconductor Equipment - 4.1%
Alchip Technologies Ltd	3,000	335,864
AP Memory Technology Corp	4,000	57,157
ASE Technology Holding Co Ltd	111,000	877,140
ASMedia Technology Inc	1,000	38,594
ASPEED Technology Inc	1,000	231,564
Chipbond Technology Corp	18,000	30,945
Elan Microelectronics Corp	8,000	30,237
eMemory Technology Inc	2,000	110,360
Faraday Technology Corp	7,154	38,905
Global Unichip Corp	3,000	203,336
Globalwafers Co Ltd	8,000	103,598
Hon Precision Inc	2,396	261,747
Jentech Precision Industrial Co Ltd	3,000	262,663
King Yuan Electronics Co Ltd	36,000	284,192
Macronix International Co Ltd (d)	58,060	73,056
MediaTek Inc	51,000	2,326,168
MPI Corp	3,000	215,297
Nanya Technology Corp (d)	37,000	227,769
Novatek Microelectronics Corp	19,000	226,652
Parade Technologies Ltd	2,000	37,254
Phison Electronics Corp	5,000	231,245
Powerchip Semiconductor Manufacturing Corp (d)	105,999	133,716
Powertech Technology Inc	22,000	121,396
Radiant Opto-Electronics Corp	14,000	55,371
Realtek Semiconductor Corp	16,000	249,553
Silicon Motion Technology Corp ADR	1,032	95,666
Sino-American Silicon Products Inc	18,000	61,144
Taiwan Semiconductor Manufacturing Co Ltd	765,000	37,687,487
United Microelectronics Corp	372,000	582,179
Vanguard International Semiconductor Corp	31,921	93,772
Win Semiconductors Corp	13,000	75,880
Winbond Electronics Corp (d)	97,708	257,422
		45,617,329
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc	94,000	79,153
Advantech Co Ltd	16,028	147,233
Asia Vital Components Co Ltd	11,000	529,791
Asustek Computer Inc	22,000	384,537
AURAS Technology Co Ltd	2,000	64,430
Catcher Technology Co Ltd	21,000	139,321
Chicony Electronics Co Ltd	20,010	74,674
Compal Electronics Inc	129,000	125,083
Getac Holdings Corp	13,000	48,514
Gigabyte Technology Co Ltd	17,000	135,286
HTC Corp (d)	22,000	34,524
Inventec Corp	97,000	132,728
King Slide Works Co Ltd	2,000	239,219
Lite-On Technology Corp	70,000	365,048
Micro-Star International Co Ltd	22,000	67,434
Pegatron Corp	63,000	137,848
Qisda Corp	42,720	32,021
Quanta Computer Inc	87,000	754,785
Wistron Corp	99,058	475,511
Wiwynn Corp	4,000	572,213
		4,539,353
TOTAL INFORMATION TECHNOLOGY		59,214,248
Materials - 0.1%
Chemicals - 0.1%
China Petrochemical Development Corp (d)	106,479	26,389
Formosa Chemicals & Fibre Corp	128,000	131,054
Formosa Plastics Corp	151,000	187,835
Nan Ya Plastics Corp	181,000	347,544
Taiwan Fertilizer Co Ltd	24,000	36,591
		729,413
Construction Materials - 0.0%
Asia Cement Corp	80,000	94,922
TCC Group Holdings Co Ltd	219,162	162,177
		257,099
Metals & Mining - 0.0%
China Steel Corp	381,000	230,894
TA Chen Stainless Pipe	67,732	76,909
Tung Ho Steel Enterprise Corp	14,370	29,151
		336,954
TOTAL MATERIALS		1,323,466
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Highwealth Construction Corp	54,660	70,086
Ruentex Development Co Ltd	61,371	58,333
TOTAL REAL ESTATE		128,419
TOTAL TAIWAN		72,744,515
THAILAND - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL	57,977	19,973
True Corp PCL depository receipt	443,703	152,856
		172,829
Media - 0.0%
VGI PCL depository receipt	311,000	9,338
VGI PCL warrants (d)	9,600	6
VGI PCL warrants 5/23/2027 (d)	9,690	6
		9,350
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	3,200	31,656
Advanced Info Service PCL depository receipt	30,800	304,691
		336,347
TOTAL COMMUNICATION SERVICES		518,526
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Central Retail Corp PCL	4,541	2,583
Central Retail Corp PCL depository receipt	89,200	50,746
		53,329
Hotels, Restaurants & Leisure - 0.0%
Asset World Corp PCL depository receipt	235,000	15,746
Central Plaza Hotel PCL depository receipt	15,800	17,103
Minor International PCL	3,210	2,465
Minor International PCL depository receipt	84,338	64,773
		100,087
Specialty Retail - 0.0%
Home Product Center PCL	9,000	1,892
Home Product Center PCL depository receipt	120,000	25,221
PTT Oil & Retail Business PCL depository receipt	93,400	39,261
Siam Global House PCL depository receipt	51,864	10,409
		76,783
TOTAL CONSUMER DISCRETIONARY		230,199
Consumer Staples - 0.0%
Beverages - 0.0%
Carabao Group PCL	1,900	2,612
Carabao Group PCL depository receipt	8,600	11,824
Osotspa PCL depository receipt	39,700	20,201
Thai Beverage PCL	247,900	88,715
		123,352
Consumer Staples Distribution & Retail - 0.0%
Berli Jucker PCL depository receipt	28,200	12,834
CP ALL PCL	10,000	13,748
CP ALL PCL depository receipt	129,600	178,180
		204,762
Food Products - 0.0%
Charoen Pokphand Foods PCL depository receipt	108,600	74,826
Thai Union Group PCL depository receipt	62,500	25,284
		100,110
TOTAL CONSUMER STAPLES		428,224
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Banpu PCL depository receipt	136,600	21,241
PTT Exploration & Production PCL	9,400	33,571
PTT Exploration & Production PCL depository receipt	34,500	123,215
PTT PCL	22,700	22,958
PTT PCL depository receipt	250,900	253,755
Thai Oil PCL	3,254	3,702
Thai Oil PCL depository receipt	23,722	26,991
TOTAL ENERGY		485,433
Financials - 0.2%
Banks - 0.2%
Bangkok Bank PCL depository receipt	18,200	97,500
Kasikornbank PCL depository receipt	36,800	226,221
Kiatnakin Phatra Bank PCL	1,900	4,083
Kiatnakin Phatra Bank PCL depository receipt	9,700	20,847
Kiatnakin Phatra Bank PCL warrants 3/17/2026 (d)	342	13
Kiatnakin Phatra Bank PCL warrants 3/17/2026 (d)	158	5
Krung Thai Bank PCL	9,800	8,750
Krung Thai Bank PCL depository receipt	100,700	89,911
SCB X PCL	6,050	26,578
SCB X PCL depository receipt	20,700	90,939
Thanachart Capital PCL depository receipt	16,900	31,113
Tisco Financial Group PCL	2,000	6,985
Tisco Financial Group PCL depository receipt	10,800	37,718
TMBThanachart Bank PCL	191,172	12,205
TMBThanachart Bank PCL depository receipt	1,323,056	84,468
		737,336
Consumer Finance - 0.0%
Krungthai Card PCL depository receipt	31,800	26,383
Muangthai Capital PCL depository receipt	20,700	20,608
Srisawad Corp PCL depository receipt	25,024	20,168
TIDLOR Holdings PCL depository receipt	50,875	27,335
		94,494
Insurance - 0.0%
Thai Life Insurance PCL	26,100	8,207
Thai Life Insurance PCL depository receipt	30,400	9,560
		17,767
TOTAL FINANCIALS		849,597
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Chain Hospital PCL depository receipt	42,200	13,871
Bangkok Dusit Medical Services PCL depository receipt	152,500	93,023
Bumrungrad Hospital Pcl depository receipt	12,200	60,730
TOTAL HEALTH CARE		167,624
Industrials - 0.0%
Ground Transportation - 0.0%
BTS Group Holdings PCL depository receipt (d)	257,544	18,559
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	14,300	23,954
Airports of Thailand PCL depository receipt	122,300	204,864
Bangkok Expressway & Metro PCL	40,400	6,831
Bangkok Expressway & Metro PCL depository receipt	201,500	34,072
		269,721
TOTAL INDUSTRIALS		288,280
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL depository receipt	146,300	799,934
Materials - 0.0%
Chemicals - 0.0%
Indorama Ventures PCL depository receipt	64,900	33,024
PTT Global Chemical PCL depository receipt	55,000	36,505
		69,529
Construction Materials - 0.0%
Siam Cement PCL/The	500	2,899
Siam Cement PCL/The depository receipt	9,000	52,197
		55,096
Containers & Packaging - 0.0%
SCG Packaging PCL depository receipt	39,800	21,510
TOTAL MATERIALS		146,135
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL depository receipt	42,200	73,691
Land & Houses PCL depository receipt	106,600	12,735
WHA Corp PCL depository receipt	221,800	22,993
TOTAL REAL ESTATE		109,419
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Electricity Generating PCL depository receipt	7,700	27,743
Energy Absolute PCL warrants 2/13/2028 (d)	366	8
Global Power Synergy PCL	1,646	1,873
Global Power Synergy PCL depository receipt	21,200	24,121
Gulf Development PCL	20,698	27,312
Gulf Development PCL depository receipt	211,448	279,013
TOTAL UTILITIES		360,070
TOTAL THAILAND		4,383,441
TURKEY - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	37,657	81,680
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
EGE Endustri VE Ticaret AS	52	9,810
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	22,985	49,616
Tofas Turk Otomobil Fabrikasi AS	4,047	23,289
		72,905
Broadline Retail - 0.0%
D-Market Elektronik Hizmetler Ve Ticaret Anonim Sirketi ADR (d)(e)	7,188	17,826
Household Durables - 0.0%
Arcelik AS (d)	4,402	10,358
Specialty Retail - 0.0%
Dogan Sirketler Grubu Holding AS	28,353	11,196
Dogus Otomotiv Servis ve Ticaret AS	2,664	11,675
		22,871
Textiles, Apparel & Luxury Goods - 0.0%
Aksa (Akrilik Kimya Sanayi)	43,412	9,932
Mavi Giyim Sanayi Ve Ticaret AS Class B (b)(c)	20,770	21,059
		30,991
TOTAL CONSUMER DISCRETIONARY		164,761
Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	60,172	22,024
Coca-Cola Icecek AS	27,878	38,191
		60,215
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	13,985	174,805
Migros Ticaret AS	2,843	34,575
Sok Marketler Ticaret AS (d)	10,333	12,290
		221,670
Food Products - 0.0%
Ulker Biskuvi Sanayi AS	6,155	15,486
TOTAL CONSUMER STAPLES		297,371
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	28,866	124,013
Financials - 0.0%
Banks - 0.0%
Akbank TAS	97,809	159,058
Haci Omer Sabanci Holding AS	42,539	83,498
Turkiye Is Bankasi AS Class C	265,859	87,274
Yapi ve Kredi Bankasi AS (d)	102,714	86,676
		416,506
Capital Markets - 0.0%
Is Yatirim Menkul Degerler AS	18,220	16,818
Financial Services - 0.0%
Borusan Yatirim ve Pazarlama AS	211	10,815
Turkiye Sinai Kalkinma Bankasi AS (d)	40,072	11,530
		22,345
Insurance - 0.0%
Anadolu Anonim Turk Sigorta Sirketi	23,739	12,831
Turkiye Sigorta AS	56,354	15,507
		28,338
TOTAL FINANCIALS		484,007
Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (b)(c)(d)	1,937	17,171
Industrials - 0.2%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	37,669	203,344
Air Freight & Logistics - 0.0%
Reysas Tasimacilik ve Lojistik Ticaret AS (d)	32,191	10,912
Construction & Engineering - 0.0%
Enka Insaat ve Sanayi AS	54,030	99,256
Kontrolmatik Enerji Ve Muhendislik AS	32,957	8,845
Ral Yatirim Holding AS	4,118	21,942
Tekfen Holding AS	5,170	8,480
		138,523
Electrical Equipment - 0.0%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	12,007	32,702
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (d)	6,357	4,857
		37,559
Ground Transportation - 0.0%
Bin Ulasim Ve Akilli Sehir Teknolojileri AS	859	3,602
Industrial Conglomerates - 0.1%
AG Anadolu Grubu Holding AS Class A	39,006	26,082
Alarko Holding AS	5,681	13,500
Bera Holding AS (d)	21,429	8,737
KOC Holding AS	40,141	157,864
Turkiye Sise ve Cam Fabrikalari AS	36,487	32,626
		238,809
Machinery - 0.0%
Otokar Otomotiv Ve Savunma Sanayi A.S. (d)	1,059	11,991
Turk Traktor ve Ziraat Makineleri AS	1,257	15,214
		27,205
Passenger Airlines - 0.0%
Pegasus Hava Tasimaciligi AS (d)	7,699	34,386
Turk Hava Yollari AO	17,399	108,840
		143,226
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (d)	6,366	44,235
TOTAL INDUSTRIALS		847,415
Information Technology - 0.0%
Software - 0.0%
MIA Teknoloji AS (d)	7,044	6,469
Materials - 0.0%
Chemicals - 0.0%
Hektas Ticaret TAS (d)	121,209	8,641
Petkim Petrokimya Holding AS (d)	35,497	13,422
Sasa Polyester Sanayi AS (d)	382,673	24,786
		46,849
Construction Materials - 0.0%
Baticim Bati Anadolu Cimento Sanayii AS	104,547	9,280
Cimsa Cimento Sanayi VE Ticaret AS	11,089	12,013
Nuh Cimento Sanayi AS	1,958	10,168
Oyak Cimento Fabrikalari AS	29,493	15,832
		47,293
Metals & Mining - 0.0%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (d)	1,197	15,478
Eregli Demir ve Celik Fabrikalari TAS	110,769	61,472
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (d)	26,764	15,751
TR Anadolu Metal Madencilik Isletmeleri AS (d)	5,640	13,718
Turk Altin Isletmeleri AS (d)	30,455	29,077
		135,496
TOTAL MATERIALS		229,638
Real Estate - 0.0%
Diversified REITs - 0.0%
Ziraat Gayrimenkul Yatirim Ortakligi AS	31,945	17,445
Real Estate Management & Development - 0.0%
Kuyumcukent Gayrimenkul Yatirimlari AS (d)	12,232	15,246
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	58,811	28,007
TOTAL REAL ESTATE		60,698
Utilities - 0.0%
Electric Utilities - 0.0%
Enerjisa Enerji AS (b)(c)	7,058	14,857
Gas Utilities - 0.0%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (d)	18,488	9,691
TOTAL UTILITIES		24,548
TOTAL TURKEY		2,337,771
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Emirates Telecommunications Group Co PJSC	110,165	550,113
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Abu Dhabi National Hotels	340,559	40,428
Americana Restaurants International PLC - Foreign Co	92,364	40,741
		81,169
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	91,363	97,016
TOTAL CONSUMER DISCRETIONARY		178,185
Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	81,377	118,318
Oil, Gas & Consumable Fuels - 0.0%
ADNOC Logistics & Services	45,192	72,844
TOTAL ENERGY		191,162
Financials - 0.3%
Banks - 0.3%
Abu Dhabi Commercial Bank PJSC	100,302	390,530
Abu Dhabi Islamic Bank PJSC	45,978	259,888
Dubai Islamic Bank PJSC	91,696	231,440
Emirates NBD Bank PJSC	78,101	592,230
First Abu Dhabi Bank PJSC	140,112	665,321
TOTAL FINANCIALS		2,139,409
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Pure Health Holding PJSC	81,341	56,475
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Modon Holding PSC (d)	99,922	91,413
Two Point Zero Group PJSC (d)	125,388	89,106
		180,519
Passenger Airlines - 0.0%
Air Arabia PJSC	72,978	92,594
Transportation Infrastructure - 0.0%
Salik Co PJSC	59,082	102,150
TOTAL INDUSTRIALS		375,263
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	119,475	283,012
Emaar Development PJSC	26,717	110,207
Emaar Properties PJSC	196,114	750,228
TOTAL REAL ESTATE		1,143,447
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	284,755	214,763
TOTAL UNITED ARAB EMIRATES		4,848,817
UNITED KINGDOM - 7.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	180,246	447,173
Interactive Media & Services - 0.0%
Auto Trader Group PLC (b)(c)	27,754	218,961
Rightmove PLC	24,599	171,866
		390,827
Media - 0.1%
Informa PLC	41,243	491,447
WPP PLC	34,215	153,701
		645,148
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	643,922	858,354
TOTAL COMMUNICATION SERVICES		2,341,502
Consumer Discretionary - 0.5%
Broadline Retail - 0.1%
B&M European Value Retail SA	32,230	73,334
Next PLC	3,658	674,534
		747,868
Distributors - 0.0%
Inchcape PLC	11,699	121,268
Diversified Consumer Services - 0.0%
Pearson PLC	20,662	292,141
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	53,861	1,706,589
Entain PLC	20,366	210,450
InterContinental Hotels Group PLC	4,885	686,483
Whitbread PLC	5,486	188,568
		2,792,090
Household Durables - 0.1%
Barratt Redrow PLC	45,593	234,213
Bellway PLC	3,734	138,112
Berkeley Group Holdings PLC	3,056	160,819
Persimmon PLC	10,143	185,738
Taylor Wimpey PLC	112,506	162,797
		881,679
Leisure Products - 0.0%
Games Workshop Group PLC	1,045	266,509
Specialty Retail - 0.0%
Kingfisher PLC	55,550	233,840
TOTAL CONSUMER DISCRETIONARY		5,335,395
Consumer Staples - 1.3%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	6,657	603,790
Diageo PLC	70,602	1,521,326
		2,125,116
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	53,475	234,265
Marks & Spencer Group PLC	65,149	289,915
Tesco PLC	207,517	1,234,069
		1,758,249
Food Products - 0.0%
Associated British Foods PLC	9,101	260,934
Household Products - 0.1%
Reckitt Benckiser Group PLC	21,514	1,740,899
Personal Care Products - 0.4%
Unilever PLC	69,155	4,518,393
Tobacco - 0.4%
British American Tobacco PLC	63,256	3,593,106
Imperial Brands PLC	24,127	1,013,097
		4,606,203
TOTAL CONSUMER STAPLES		15,009,794
Energy - 0.0%
Energy Equipment & Services - 0.0%
Subsea 7 SA	7,229	145,727
Financials - 2.3%
Banks - 1.7%
Barclays PLC	446,761	2,859,775
HSBC Holdings PLC	550,960	8,669,875
Lloyds Banking Group PLC	1,895,058	2,506,620
NatWest Group PLC	256,276	2,248,125
Standard Chartered PLC	60,092	1,466,271
		17,750,666
Capital Markets - 0.4%
3i Group PLC	30,877	1,353,921
Aberdeen Group PLC	58,270	161,489
ICG PLC	9,223	255,356
IG Group Holdings PLC	11,043	195,743
London Stock Exchange Group PLC	15,038	1,814,613
Schroders PLC	28,132	154,336
St James's Place PLC	16,899	315,375
		4,250,833
Financial Services - 0.0%
M&G PLC	71,626	276,514
Wise PLC Class A (d)	22,096	264,711
		541,225
Insurance - 0.2%
Admiral Group PLC	8,559	366,418
Aviva PLC	96,983	894,704
Beazley PLC	19,602	219,835
Hiscox Ltd	10,620	203,706
Legal & General Group PLC	181,268	639,927
Phoenix Group Holdings PLC	25,612	254,440
		2,579,030
TOTAL FINANCIALS		25,121,754
Health Care - 0.9%
Health Care Equipment & Supplies - 0.1%
Convatec Group PLC (b)(c)	51,328	168,264
Smith & Nephew PLC	27,699	460,661
		628,925
Pharmaceuticals - 0.8%
Astrazeneca PLC	49,188	9,102,699
Hikma Pharmaceuticals PLC	4,984	104,132
		9,206,831
TOTAL HEALTH CARE		9,835,756
Industrials - 1.2%
Aerospace & Defense - 0.6%
BAE Systems PLC	95,467	2,197,178
Melrose Industries PLC	37,840	300,122
Rolls-Royce Holdings PLC	267,623	4,138,981
		6,636,281
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	75,325	449,426
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	86,500	588,068
DCC PLC	3,059	190,912
Smiths Group PLC	10,420	330,353
		1,109,333
Machinery - 0.1%
IMI PLC	7,764	260,381
Spirax Group PLC	2,347	215,760
Weir Group PLC/The	8,225	315,533
		791,674
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA	73,515	410,548
Professional Services - 0.2%
Intertek Group PLC	4,968	309,785
RELX PLC	58,177	2,343,767
		2,653,552
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	13,474	923,733
Bunzl PLC	10,407	290,605
Diploma PLC	4,249	303,268
Howden Joinery Group PLC	17,118	192,093
RS GROUP PLC	14,922	125,512
		1,835,211
TOTAL INDUSTRIALS		13,886,025
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	12,018	573,144
Software - 0.0%
Sage Group PLC/The	30,531	445,701
TOTAL INFORMATION TECHNOLOGY		1,018,845
Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	4,429	160,675
Real Estate - 0.1%
Diversified REITs - 0.0%
British Land Co PLC/The	31,377	170,785
Land Securities Group PLC	23,395	196,150
		366,935
Industrial REITs - 0.1%
Segro PLC	42,936	416,936
Tritax Big Box REIT PLC	79,027	162,130
		579,066
Residential REITs - 0.0%
UNITE Group PLC/The	13,215	99,665
TOTAL REAL ESTATE		1,045,666
Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	35,096	1,028,942
Multi-Utilities - 0.2%
Centrica PLC	152,380	348,256
National Grid PLC	157,449	2,415,029
		2,763,285
Water Utilities - 0.1%
Severn Trent PLC	8,409	316,131
United Utilities Group PLC	21,660	348,607
		664,738
TOTAL UTILITIES		4,456,965
TOTAL UNITED KINGDOM		78,358,104
UNITED STATES - 5.8%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (d)	4,960	2,880,322
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	64,278	714,678
Consumer Staples - 0.7%
Food Products - 0.7%
JBS NV depository receipt	11,868	171,379
Nestle SA	81,732	8,112,647
TOTAL CONSUMER STAPLES		8,284,026
Energy - 0.9%
Energy Equipment & Services - 0.0%
Tenaris SA	10,496	202,529
Oil, Gas & Consumable Fuels - 0.9%
BP PLC	501,725	2,926,042
DHT Holdings Inc	4,195	51,221
Shell PLC	185,905	6,851,018
Sunococorp LLC	12	591
		9,828,872
TOTAL ENERGY		10,031,401
Financials - 0.1%
Insurance - 0.1%
Swiss Re AG	9,476	1,589,303
Health Care - 2.6%
Biotechnology - 0.1%
BeOne Medicines Ltd H Shares (d)	29,854	687,785
Legend Biotech Corp ADR (d)	2,516	54,697
		742,482
Health Care Equipment & Supplies - 0.1%
Alcon AG	15,851	1,266,319
Inmode Ltd (d)	1,853	27,221
		1,293,540
Life Sciences Tools & Services - 0.1%
ICON PLC (d)	2,467	449,537
QIAGEN NV (Germany)	6,901	315,116
		764,653
Pharmaceuticals - 2.3%
GSK PLC	129,213	3,167,943
Haleon PLC	284,612	1,438,253
Novartis AG	60,309	8,310,339
Roche Holding AG	922	390,171
Roche Holding AG non-voting shares	22,280	9,200,978
Sanofi SA	34,243	3,313,189
		25,820,873
TOTAL HEALTH CARE		28,621,548
Industrials - 0.8%
Building Products - 0.0%
Reliance Worldwide Corp Ltd	24,367	62,769
Commercial Services & Supplies - 0.2%
GFL Environmental Inc Subordinate Voting Shares	8,589	368,953
Waste Connections Inc	8,199	1,437,954
		1,806,907
Construction & Engineering - 0.1%
Ferrovial SE	15,336	997,385
Electrical Equipment - 0.4%
Schneider Electric SE	17,164	4,695,646
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	83	191,187
AP Moller - Maersk A/S Series B	139	318,943
		510,130
Professional Services - 0.1%
Experian PLC	29,135	1,313,598
TOTAL INDUSTRIALS		9,386,435
Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (d)	1,597	712,358
JFrog Ltd (d)	3,232	201,871
Monday.com Ltd (d)	1,309	193,156
TOTAL INFORMATION TECHNOLOGY		1,107,385
Materials - 0.2%
Construction Materials - 0.2%
Buzzi SpA	2,748	167,931
Holcim AG	15,998	1,557,411
James Hardie Industries PLC depository receipt (d)	18,349	378,132
Titan SA (Greece)	1,224	75,518
TOTAL MATERIALS		2,178,992
TOTAL UNITED STATES		64,794,090
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (d)	21,435	574,703
TOTAL COMMON STOCKS (Cost $820,140,457)		1,095,086,525

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA non-voting shares	14,563	230,610
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE	4,891	228,191
Volkswagen AG	6,544	798,622
TOTAL CONSUMER DISCRETIONARY		1,026,813
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	5,103	417,274
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	796	231,246
TOTAL GERMANY		1,675,333
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	863	123,620
Hyundai Motor Co Series 2	1,068	157,707
TOTAL CONSUMER DISCRETIONARY		281,327
Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co Ltd	25,148	1,560,221
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	54	6,229
TOTAL KOREA (SOUTH)		1,847,777
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (d)(f)	105,000	0
Transneft PJSC (d)(f)	2,400	0
TOTAL ENERGY		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (d)(f)	15,430	0
TOTAL RUSSIA		0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $3,487,714)		3,753,720

U.S. Treasury Obligations - 0.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (h) (Cost $706,867)	3.82	710,000	707,097

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.79	31,085,665	31,091,882
Fidelity Securities Lending Cash Central Fund (i)(j)	3.77	17,614,337	17,616,098
TOTAL MONEY MARKET FUNDS (Cost $48,708,495)			48,707,980

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $873,043,533)	1,148,255,322
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(25,463,542)
NET ASSETS - 100.0%	1,122,791,780

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	96	3/2026	13,930,080	77,621
ICE MSCI Emerging Markets Index Contracts (United States)	101	3/2026	7,127,570	159,291
TME S&P/TSX 60 Index Contracts (Canada)	7	3/2026	1,899,137	10,348

TOTAL FUTURES CONTRACTS				247,260
The notional amount of long futures as a percentage of Net Assets is 2.0%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,760,186 or 1.8% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $19,508,426 or 1.7% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $692,158.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,768,830	279,664,867	262,342,036	934,971	555	(334)	31,091,882	31,085,665	0.1%
Fidelity Securities Lending Cash Central Fund	5,554,955	108,360,897	96,299,595	85,267	22	(181)	17,616,098	17,614,337	0.1%
Total	19,323,785	388,025,764	358,641,631	1,020,238	577	(515)	48,707,980

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	60,369,663	23,028,881	37,340,782	-
Consumer Discretionary	111,145,921	46,031,373	65,114,548	-
Consumer Staples	63,138,578	32,527,403	30,599,040	12,135
Energy	47,087,160	32,970,071	14,117,089	-
Financials	275,155,753	164,961,848	110,193,905	-
Health Care	82,790,828	24,336,720	58,454,108	-
Industrials	166,064,409	91,926,707	74,137,702	-
Information Technology	159,871,123	54,066,527	105,804,596	-
Materials	73,369,375	43,149,938	30,219,437	-
Real Estate	21,519,895	20,571,728	948,167	-
Utilities	34,573,820	19,161,917	15,411,903	-

Non-Convertible Preferred Stocks
Consumer Discretionary	1,308,140	-	1,308,140	-
Consumer Staples	417,274	417,274	-	-
Energy	-	-	-	-
Financials	230,610	230,610	-	-
Health Care	231,246	231,246	-	-
Information Technology	1,560,221	-	1,560,221	-
Materials	6,229	-	6,229	-

U.S. Treasury Obligations	707,097	-	707,097	-

Money Market Funds	48,707,980	48,707,980	-	-
Total Investments in Securities:	1,148,255,322	602,320,223	545,922,964	12,135
Derivative Instruments:

Assets
Futures Contracts	247,260	247,260	-	-
Total Assets	247,260	247,260	-	-
Total Derivative Instruments:	247,260	247,260	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	247,260	-
Total Equity Risk	247,260	-
Total Value of Derivatives	247,260	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP International Index Portfolio
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $16,296,975) - See accompanying schedule:
Unaffiliated issuers (cost $824,335,038)	$1,099,547,342
Fidelity Central Funds (cost $48,708,495)	48,707,980

Total Investment in Securities (cost $873,043,533)		$1,148,255,322
Foreign currency held at value (cost $3,001,579)		3,012,970
Receivable for investments sold		52,730
Receivable for fund shares sold		1,606,349
Dividends receivable		1,236,346
Reclaims receivable		1,312,727
Distributions receivable from Fidelity Central Funds		103,559
Total assets		1,155,580,003
Liabilities
Payable to custodian bank	$325
Payable for investments purchased	13,010,314
Payable for fund shares redeemed	528,251
Accrued management fee	144,574
Distribution and service plan fees payable	53,809
Payable for daily variation margin on futures contracts	105,900
Other payables and accrued expenses	1,328,762
Collateral on securities loaned	17,616,288
Total liabilities		32,788,223
Net Assets		$1,122,791,780
Net Assets consist of:
Paid in capital		$887,395,375
Total accumulated earnings (loss)		235,396,405
Net Assets		$1,122,791,780

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($837,326,087 ÷ 59,590,930 shares)		$14.05
Service Class :
Net Asset Value, offering price and redemption price per share ($31,529,197 ÷ 2,244,232 shares)		$14.05
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($253,936,496 ÷ 18,190,656 shares)		$13.96
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$24,311,856
Interest		39,215
Income from Fidelity Central Funds (including $85,267 from security lending)		1,020,238
Income before foreign taxes withheld		$25,371,309
Less foreign taxes withheld		(2,525,688)
Total income		22,845,621
Expenses
Management fee	$1,339,620
Distribution and service plan fees	464,369
Independent trustees' fees and expenses	3,077
Miscellaneous	6,139
Total expenses before reductions	1,813,205
Expense reductions	(13,999)
Total expenses after reductions		1,799,206
Net Investment income (loss)		21,046,415
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $26,598)	(4,966,855)
Fidelity Central Funds	577
Foreign currency transactions	(165,031)
Futures contracts	4,516,614
Total net realized gain (loss)		(614,695)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $406,448)	212,124,260
Fidelity Central Funds	(515)
Assets and liabilities in foreign currencies	162,652
Futures contracts	653,935
Total change in net unrealized appreciation (depreciation)		212,940,332
Net gain (loss)		212,325,637
Net increase (decrease) in net assets resulting from operations		$233,372,052
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,046,415	$15,711,206
Net realized gain (loss)	(614,695)	(4,043,616)
Change in net unrealized appreciation (depreciation)	212,940,332	15,526,224
Net increase (decrease) in net assets resulting from operations	233,372,052	27,193,814
Distributions to shareholders	(26,142,700)	(17,618,671)

Share transactions - net increase (decrease)	302,767,081	73,883,025
Total increase (decrease) in net assets	509,996,433	83,458,168

Net Assets
Beginning of period	612,795,347	529,337,179
End of period	$1,122,791,780	$612,795,347

Financial Highlights
VIP International Index Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.83	$10.61	$9.40	$11.45	$10.95
Income from Investment Operations
Net investment income (loss) A,B	.33	.30	.29	.29	.28
Net realized and unrealized gain (loss)	3.25	.25	1.21	(2.12)	.56
Total from investment operations	3.58	.55	1.50	(1.83)	.84
Distributions from net investment income	(.36)	(.33)	(.29)	(.22)	(.30)
Distributions from net realized gain	-	-	-	-	(.04)
Total distributions	(.36)	(.33)	(.29)	(.22)	(.34)
Net asset value, end of period	$14.05	$10.83	$10.61	$9.40	$11.45
Total Return C,D	33.15%	5.11%	16.16%	(16.02)%	7.72%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.16%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.16%	.17%	.17%	.17%	.17%
Expenses net of all reductions, if any	.16%	.16%	.17%	.17%	.17%
Net investment income (loss)	2.56%	2.70%	2.85%	2.96%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$837,326	$481,218	$432,410	$313,947	$346,107
Portfolio turnover rate G	4%	5%	6%	20%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP International Index Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.83	$10.61	$9.40	$11.44	$10.94
Income from Investment Operations
Net investment income (loss) A,B	.32	.29	.28	.30	.27
Net realized and unrealized gain (loss)	3.25	.25	1.21	(2.14)	.56
Total from investment operations	3.57	.54	1.49	(1.84)	.83
Distributions from net investment income	(.35)	(.32)	(.28)	(.20)	(.29)
Distributions from net realized gain	-	-	-	-	(.04)
Total distributions	(.35)	(.32)	(.28)	(.20)	(.33)
Net asset value, end of period	$14.05	$10.83	$10.61	$9.40	$11.44
Total Return C,D	33.06%	5.01%	16.04%	(16.13)%	7.65%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.26%	.26%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.26%	.26%	.27%	.27%	.27%
Expenses net of all reductions, if any	.26%	.26%	.27%	.27%	.27%
Net investment income (loss)	2.46%	2.61%	2.75%	2.86%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$31,529	$12,380	$11,438	$8,884	$54,755
Portfolio turnover rate G	4%	5%	6%	20%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP International Index Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.77	$10.56	$9.36	$11.41	$10.92
Income from Investment Operations
Net investment income (loss) A,B	.29	.27	.26	.26	.25
Net realized and unrealized gain (loss)	3.23	.25	1.21	(2.10)	.56
Total from investment operations	3.52	.52	1.47	(1.84)	.81
Distributions from net investment income	(.33)	(.31)	(.27)	(.21)	(.28)
Distributions from net realized gain	-	-	-	-	(.04)
Total distributions	(.33)	(.31)	(.27)	(.21)	(.32)
Net asset value, end of period	$13.96	$10.77	$10.56	$9.36	$11.41
Total Return C,D	32.82%	4.82%	15.88%	(16.21)%	7.48%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.41%	.41%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.41%	.41%	.42%	.42%	.42%
Expenses net of all reductions, if any	.41%	.41%	.42%	.42%	.42%
Net investment income (loss)	2.31%	2.46%	2.61%	2.71%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$253,936	$119,197	$85,489	$48,729	$39,406
Portfolio turnover rate G	4%	5%	6%	20%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Total Market Index Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	10,132	864,057
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	2,359	48,926
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	3,352	37,341
Liberty Global Ltd Class C (b)	4,286	47,318

TOTAL BELGIUM		84,659
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	1,242	11,215
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	1,120	314,899
TOTAL BERMUDA		326,114
CANADA - 0.1%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	2,043	7,763
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	552	29,488
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
RB Global Inc (United States)	4,421	454,789
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	8,088	211,502
Hut 8 Corp (United States) (b)	2,276	104,559
TOTAL INFORMATION TECHNOLOGY		316,061
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Inc (b)	1,046	19,361
TOTAL CANADA		827,462
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	4,566	16,118
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	1,189	6,278
Paper & Forest Products - 0.0%
Mercer International Inc (c)	886	1,754
TOTAL GERMANY		8,032
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)(c)	11,683	10,601
IRELAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	757	8,016
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	1,012	9,665
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	327	21,775
TOTAL IRELAND		39,456
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)	3,673	38,346
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	3,015	79,536
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	871	44,273
NETHERLANDS - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	1,391	33,287
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	6,016	1,305,833
TOTAL NETHERLANDS		1,339,120
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	406	4,787
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	433	3,199
Liberty Latin America Ltd Class C (b)	3,236	24,141
TOTAL COMMUNICATION SERVICES		27,340
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico (c)	3,896	80,764
Ofg Bancorp	1,042	42,701
Popular Inc	1,600	199,233
		322,698
Financial Services - 0.0%
EVERTEC Inc	1,494	43,460
TOTAL FINANCIALS		366,158
TOTAL PUERTO RICO		393,498
SINGAPORE - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	1,308	59,592
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	1,690	200,603
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	2,393	52,383
TOTAL SWEDEN		252,986
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	3,163	55,131
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	2,197	115,211
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	7,044	1,602,580
TOTAL SWITZERLAND		1,772,922
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	448	12,163
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	856	389,720
TOTAL THAILAND		401,883
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	4,201	903,384
Soho House & Co Inc Class A (b)(c)	552	4,946
TOTAL CONSUMER DISCRETIONARY		908,330
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	9,781	435,841
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	563	7,617
TOTAL UNITED KINGDOM		1,351,788
UNITED STATES - 97.6%
Communication Services - 9.6%
Diversified Telecommunication Services - 0.6%
Anterix Inc (b)	388	8,470
AST SpaceMobile Inc Class A (b)(c)	5,596	406,437
AT&T Inc	170,579	4,237,183
Atn International Inc	209	4,765
Bandwidth Inc Class A (b)	736	11,371
Cogent Communications Holdings Inc	1,095	23,608
Frontier Communications Parent Inc (b)	5,975	227,468
Globalstar Inc (b)	1,181	72,088
IDT Corp Class B	553	28,319
Iridium Communications Inc	2,442	42,442
Lumen Technologies Inc (b)	22,617	175,734
Shenandoah Telecommunications Co (c)	992	11,468
Uniti Group Inc (b)	4,132	28,965
Verizon Communications Inc	100,583	4,096,747
		9,375,065
Entertainment - 1.4%
AMC Entertainment Holdings Inc Class A (b)(c)	11,841	18,472
Atlanta Braves Holdings Inc Class A (b)(c)	299	12,704
Atlanta Braves Holdings Inc Class C (b)	995	39,253
Cinemark Holdings Inc	2,358	54,800
Electronic Arts Inc	5,368	1,096,843
Eventbrite Inc Class A (b)	1,601	7,124
Liberty Live Holdings Inc Class A	383	31,214
Liberty Live Holdings Inc Class C	1,324	110,104
Liberty Media Corp-Liberty Formula One Class A (b)	616	55,058
Liberty Media Corp-Liberty Formula One Class C (b)	5,317	523,778
Live Nation Entertainment Inc (b)	3,769	537,083
Madison Square Garden Entertainment Corp Class A (b)	937	50,495
Madison Square Garden Sports Corp Class A (b)	435	112,513
Marcus Corp/The	533	8,267
Netflix Inc (b)	101,416	9,508,765
ROBLOX Corp Class A (b)	15,404	1,248,186
Roku Inc Class A (b)	3,115	337,946
Sphere Entertainment Co Class A (b)(c)	665	63,228
Starz Entertainment Corp	271	3,171
Take-Two Interactive Software Inc (b)	4,140	1,059,964
TKO Group Holdings Inc Class A	1,653	345,477
Vivid Seats Inc Class A (b)	92	663
Walt Disney Co/The	42,903	4,881,074
Warner Bros Discovery Inc (b)	59,106	1,703,435
Warner Music Group Corp Class A	3,516	107,836
		21,917,453
Interactive Media & Services - 7.1%
Alphabet Inc Class A	138,841	43,457,234
Alphabet Inc Class C	111,442	34,970,500
Angi Inc Class A (b)(c)	913	11,805
Bumble Inc Class A (b)(c)	1,691	6,037
Cargurus Inc Class A (b)	2,078	79,691
Cars.com Inc (b)	1,276	15,567
EverQuote Inc Class A (b)	610	16,470
fuboTV Inc Class A (b)(c)	8,166	20,578
IAC Inc Class A (b)	1,588	62,091
Match Group Inc	5,776	186,507
MediaAlpha Inc Class A (b)	777	10,062
Meta Platforms Inc Class A	51,765	34,169,559
Nextdoor Holdings Inc Class A (b)	5,100	10,710
Pinterest Inc Class A (b)	14,326	370,900
QuinStreet Inc (b)	1,333	19,155
Reddit Inc Class A (b)	2,959	680,185
Rumble Inc Class A (b)(c)	2,591	16,375
Shutterstock Inc	567	10,830
Snap Inc Class A (b)	26,416	213,177
TripAdvisor Inc Class A (c)	2,662	38,759
Trump Media & Technology Group Corp (b)(c)	3,686	48,803
Yelp Inc Class A (b)	1,513	45,980
Ziff Davis Inc (b)(c)	928	32,619
ZipRecruiter Inc Class A (b)	1,546	6,029
ZoomInfo Technologies Inc (b)	6,483	65,932
		114,565,555
Media - 0.4%
AMC Networks Inc Class A (b)(c)	710	6,759
Boston Omaha Corp (b)	451	5,579
Cable One Inc	102	11,511
Cardlytics Inc (b)(c)	930	1,069
Charter Communications Inc Class A (b)(c)	2,220	463,425
Clear Channel Outdoor Holdings Inc (b)	7,052	15,585
Comcast Corp Class A	87,870	2,626,434
DoubleVerify Holdings Inc (b)	3,145	35,979
EchoStar Corp Class A (b)(c)	3,216	349,579
EW Scripps Co/The Class A (b)	1,181	4,711
Fox Corp Class A	5,092	372,073
Fox Corp Class B	3,466	225,047
Gray Media Inc	1,959	9,482
Ibotta Inc Class A (b)(c)	337	7,660
iHeartMedia Inc Class A (b)	3,403	14,156
John Wiley & Sons Inc Class A	970	29,711
Liberty Broadband Corp Class A (b)	383	18,491
Liberty Broadband Corp Class C (b)	2,794	135,789
Magnite Inc (b)	3,274	53,137
National CineMedia Inc (c)	2,004	7,796
New York Times Co/The Class A	3,867	268,447
News Corp Class A	9,441	246,599
News Corp Class B (c)	2,635	78,075
Nexstar Media Group Inc	685	139,089
Omnicom Group Inc	4,633	374,115
Optimum Communications Inc Class A (b)(c)	5,724	9,445
Paramount Skydance Corp Class B	7,449	99,817
PubMatic Inc Class A (b)	916	8,125
Scholastic Corp	503	14,904
Sinclair Inc Class A (c)	875	13,388
Sirius XM Holdings Inc (c)	4,571	91,397
Stagwell Inc Class A (b)(c)	2,391	11,692
TechTarget Inc (b)(c)	513	2,769
TEGNA Inc	3,924	76,165
Thryv Holdings Inc (b)	955	5,778
Trade Desk Inc (The) Class A (b)	10,652	404,350
USA TODAY Co Inc (b)(c)	2,758	14,204
		6,252,332
Wireless Telecommunication Services - 0.1%
Array Digital Infrastructure Inc	348	18,660
Gogo Inc (b)(c)	1,717	8,001
NII Holdings Inc (b)(c)(d)	363	0
Spok Holdings Inc	452	5,962
T-Mobile US Inc	11,549	2,344,909
Telephone and Data Systems Inc	2,405	98,605
		2,476,137
TOTAL COMMUNICATION SERVICES		154,586,542
Consumer Discretionary - 10.1%
Automobile Components - 0.1%
Adient PLC (b)	2,081	39,893
American Axle & Manufacturing Holdings Inc (b)	2,665	17,083
Aptiv PLC (b)	5,210	396,429
BorgWarner Inc	5,111	230,302
Cooper-Standard Holdings Inc (b)	381	12,507
Dana Inc	3,202	76,080
Dorman Products Inc (b)	682	84,016
Fox Factory Holding Corp (b)	925	15,827
Gentex Corp	5,289	123,075
Gentherm Inc (b)	689	25,059
Goodyear Tire & Rubber Co/The (b)	6,693	58,631
LCI Industries	566	68,678
Lear Corp	1,282	146,917
Patrick Industries Inc	819	88,804
Phinia Inc	899	56,358
QuantumScape Corp Class A (b)(c)	10,414	108,514
Solid Power Inc (b)(c)	3,874	16,465
Standard Motor Products Inc	474	17,467
Stoneridge Inc (b)	495	2,865
Visteon Corp	679	64,573
XPEL Inc (b)(e)	588	29,347
		1,678,890
Automobiles - 2.1%
Ford Motor Co	93,316	1,224,306
General Motors Co	22,724	1,847,916
Harley-Davidson Inc	3,018	61,839
Lucid Group Inc (b)(c)	2,962	31,308
Rivian Automotive Inc Class A (b)	19,121	376,875
Tesla Inc (b)	66,973	30,119,098
Thor Industries Inc	1,280	131,418
Winnebago Industries Inc	625	25,324
		33,818,084
Broadline Retail - 3.4%
Amazon.com Inc (b)	231,624	53,463,452
Dillard's Inc Class A	70	42,444
eBay Inc	10,922	951,306
Etsy Inc (b)	2,380	131,947
Groupon Inc (b)	660	11,623
Kohl's Corp	2,606	53,188
Macy's Inc	6,532	144,031
Ollie's Bargain Outlet Holdings Inc (b)	1,472	161,346
Savers Value Village Inc (b)(c)	868	8,107
		54,967,444
Distributors - 0.0%
Genuine Parts Co	3,317	407,858
GigaCloud Technology Inc Class A (b)	644	25,296
Gold.com Inc	421	14,335
LKQ Corp	6,195	187,089
Pool Corp	789	180,484
		815,062
Diversified Consumer Services - 0.1%
ADT Inc	12,362	99,761
Adtalem Global Education Inc (b)	833	86,191
American Public Education Inc (b)(c)	432	16,330
Bright Horizons Family Solutions Inc (b)	1,369	138,817
Carriage Services Inc	364	15,397
Coursera Inc (b)	3,273	24,089
Driven Brands Holdings Inc (b)	1,417	21,000
Duolingo Inc Class A (b)	950	166,725
European Wax Center Inc Class A (b)	728	2,621
Frontdoor Inc (b)	1,761	101,592
Graham Holdings Co Class B	84	92,282
Grand Canyon Education Inc (b)	667	110,929
H&R Block Inc	3,203	139,587
KinderCare Learning Cos Inc (b)(c)	956	4,130
Laureate Education Inc (b)	3,257	109,663
Lincoln Educational Services Corp (b)	620	14,973
Matthews International Corp Class A (c)	702	18,336
Mister Car Wash Inc (b)	2,099	11,670
Nerdy Inc Class A (b)(c)	1,972	2,050
Perdoceo Education Corp	1,405	41,209
Service Corp International/US	3,350	261,200
Strategic Education Inc	546	43,789
Stride Inc (b)	1,068	69,345
Udemy Inc (b)	2,028	11,864
Universal Technical Institute Inc (b)	1,152	30,102
		1,633,652
Hotels, Restaurants & Leisure - 1.9%
Accel Entertainment Inc Class A (b)	1,309	14,936
Airbnb Inc Class A (b)	10,241	1,389,909
Aramark	6,298	232,144
Biglari Holdings Inc Class B (b)	14	4,654
BJ's Restaurants Inc (b)	478	18,833
Bloomin' Brands Inc	1,659	10,236
Booking Holdings Inc	773	4,139,670
Boyd Gaming Corp	1,420	121,041
Brinker International Inc (b)	1,043	149,691
Caesars Entertainment Inc (b)	4,950	115,781
Carnival Corp (b)	25,929	791,872
Cava Group Inc (b)(c)	2,396	140,621
Cheesecake Factory Inc/The	1,057	53,357
Chipotle Mexican Grill Inc (b)	32,029	1,185,073
Choice Hotels International Inc (c)	524	49,916
Churchill Downs Inc	1,597	181,707
Cracker Barrel Old Country Store Inc (c)	500	12,700
Darden Restaurants Inc	2,792	513,784
Dave & Buster's Entertainment Inc (b)(c)	601	9,742
Denny's Corp (b)	976	6,071
Dine Brands Global Inc (c)	357	11,474
Domino's Pizza Inc	743	309,697
DoorDash Inc Class A (b)	8,838	2,001,630
DraftKings Inc Class A (b)	11,871	409,075
Dutch Bros Inc Class A (b)	3,041	186,170
El Pollo Loco Holdings Inc (b)	744	7,782
Expedia Group Inc Class A	2,823	799,784
First Watch Restaurant Group Inc (b)	1,067	16,090
Global Business Travel Group I Class A (b)(c)	2,580	19,737
Golden Entertainment Inc	442	12,018
Hilton Grand Vacations Inc (b)	1,533	68,602
Hilton Worldwide Holdings Inc	5,614	1,612,622
Hyatt Hotels Corp Class A (c)	1,016	162,885
Jack in the Box Inc (c)	399	7,561
Krispy Kreme Inc	2,471	9,933
Kura Sushi USA Inc Class A (b)	162	8,477
Las Vegas Sands Corp	7,384	480,625
Life Time Group Holdings Inc (b)	3,682	97,868
Lindblad Expeditions Holdings Inc (b)	968	13,959
Lucky Strike Entertainment Corp Class A (c)	280	2,371
Marriott International Inc/MD Class A1	5,380	1,669,091
Marriott Vacations Worldwide Corp (c)	640	36,922
McDonald's Corp	17,027	5,203,962
MGM Resorts International (b)	4,895	178,619
Monarch Casino & Resort Inc	281	26,892
Norwegian Cruise Line Holdings Ltd (b)	10,793	240,900
Papa John's International Inc (c)	757	29,137
Penn Entertainment Inc (b)	3,227	47,598
Planet Fitness Inc Class A (b)	2,010	218,025
Portillo's Inc Class A (b)(c)	1,693	7,686
Pursuit Attractions and Hospitality Inc (b)	484	16,301
Rci Hospitality Holdings Inc	195	4,649
Red Rock Resorts Inc Class A	1,194	73,968
Royal Caribbean Cruises Ltd	6,032	1,682,445
Rush Street Interactive Inc Class A (b)	2,229	43,309
Sabre Corp (b)	8,404	11,429
Serve Robotics Inc (b)(c)	1,098	11,397
Shake Shack Inc Class A (b)	936	75,975
Six Flags Entertainment Corp (b)	2,327	35,696
Starbucks Corp	27,138	2,285,291
Sweetgreen Inc Class A (b)(c)	2,279	15,406
Target Hospitality Corp (b)	680	5,447
Texas Roadhouse Inc	1,584	262,944
Travel + Leisure Co	1,592	112,284
United Parks & Resorts Inc (b)(c)	624	22,651
Vail Resorts Inc (c)	881	116,997
Viking Holdings Ltd (b)	4,367	311,847
Wendy's Co/The (c)	3,680	30,654
Wingstop Inc	669	159,550
Wyndham Hotels & Resorts Inc	1,835	138,653
Wynn Resorts Ltd	2,020	243,067
Xponential Fitness Inc Class A (b)(c)	511	4,206
Yum! Brands Inc	6,630	1,002,986
		29,706,082
Household Durables - 0.4%
Beazer Homes USA Inc (b)(c)	581	11,777
Cavco Industries Inc (b)	191	112,831
Century Communities Inc	594	35,254
Champion Homes Inc (b)	1,364	115,258
Cricut Inc Class A (c)	1,157	5,727
DR Horton Inc	6,633	955,352
Dream Finders Homes Inc Class A (b)(c)	712	12,175
Ethan Allen Interiors Inc	522	11,922
Flexsteel Industries Inc	74	2,922
Garmin Ltd	3,905	792,130
Green Brick Partners Inc (b)	698	43,737
Helen of Troy Ltd (b)	510	10,838
Hovnanian Enterprises Inc Class A (b)	104	10,144
Installed Building Products Inc	539	139,811
KB Home	1,674	94,430
La-Z-Boy Inc	981	36,562
Legacy Housing Corp (b)	230	4,490
Leggett & Platt Inc	3,238	35,618
Lennar Corp Class A	5,079	522,122
Lennar Corp Class B	603	57,357
LGI Homes Inc (b)(c)	452	19,418
Lovesac Co/The (b)	317	4,676
M/I Homes Inc (b)	656	83,935
Meritage Homes Corp	1,749	115,084
Mohawk Industries Inc (b)	1,243	135,860
Newell Brands Inc	9,639	35,857
NVR Inc (b)	68	495,908
PulteGroup Inc	4,721	553,584
SharkNinja Inc (b)	1,682	188,216
Smith Douglas Homes Corp Class A (b)(c)	181	3,035
Somnigroup International Inc	5,003	446,668
Sonos Inc (b)	2,777	48,764
Taylor Morrison Home Corp (b)	2,367	139,345
Toll Brothers Inc	2,333	315,468
TopBuild Corp (b)	668	278,683
Tri Pointe Homes Inc (b)	2,013	63,349
Whirlpool Corp (c)	1,354	97,678
		6,035,985
Leisure Products - 0.1%
Acushnet Holdings Corp (c)	634	50,606
Brunswick Corp/DE	1,608	119,378
Funko Inc Class A (b)	750	2,549
Hasbro Inc	3,170	259,940
JAKKS Pacific Inc	199	3,358
Johnson Outdoors Inc Class A	114	4,839
Latham Group Inc (b)	1,150	7,303
Malibu Boats Inc Class A (b)	404	11,397
MasterCraft Boat Holdings Inc (b)	301	5,692
Mattel Inc (b)	7,593	150,645
Peloton Interactive Inc Class A (b)	9,049	55,742
Polaris Inc (c)	1,314	83,111
Smith & Wesson Brands Inc	1,056	10,423
Sturm Ruger & Co Inc	378	12,342
Topgolf Callaway Brands Corp (b)	3,559	41,534
YETI Holdings Inc (b)(c)	1,977	87,324
		906,183
Specialty Retail - 1.7%
1-800-Flowers.com Inc Class A (b)	501	1,969
Abercrombie & Fitch Co Class A (b)	1,153	145,128
Academy Sports & Outdoors Inc	1,617	80,785
Advance Auto Parts Inc (c)	1,457	57,260
America's Car-Mart Inc/TX (b)	163	4,117
American Eagle Outfitters Inc	3,911	103,133
Arhaus Inc Class A (b)(c)	1,234	13,833
Arko Corp	1,643	7,459
Asbury Automotive Group Inc (b)	480	111,614
AutoNation Inc (b)	673	138,961
AutoZone Inc (b)	399	1,353,209
BARK Inc (b)	2,524	1,521
Barnes & Noble Education Inc (b)(c)	629	5,781
Bath & Body Works Inc	5,089	102,187
Bed Bath & Beyond Inc (b)	1,410	7,699
Best Buy Co Inc	4,689	313,835
Boot Barn Holdings Inc (b)	733	129,353
Buckle Inc/The	698	37,287
Build-A-Bear Workshop Inc (c)	271	16,604
Burlington Stores Inc (b)	1,488	429,809
Caleres Inc	758	9,225
Camping World Holdings Inc Class A	1,506	14,653
CarMax Inc (b)	3,595	138,911
Carvana Co Class A (b)	3,296	1,390,978
Chewy Inc Class A (b)	5,325	175,991
Citi Trends Inc (b)	173	7,190
Designer Brands Inc Class A (c)	868	6,449
Dick's Sporting Goods Inc	1,596	315,960
EVgo Inc Class A (b)	3,307	9,623
Five Below Inc (b)	1,315	247,693
Floor & Decor Holdings Inc Class A (b)	2,589	157,644
GameStop Corp Class A (b)(c)	9,844	197,668
Gap Inc/The	5,442	139,315
Genesco Inc (b)	196	4,855
Group 1 Automotive Inc	305	119,957
Guess? Inc	745	12,479
Haverty Furniture Cos Inc	283	6,611
Home Depot Inc/The	23,738	8,168,246
J Jill Inc	150	2,058
Lands' End Inc (b)(c)	241	3,499
Lithia Motors Inc Class A	613	203,718
Lowe's Cos Inc	13,371	3,224,550
MarineMax Inc (b)	425	10,298
Monro Inc	766	15,351
Murphy USA Inc	419	169,075
National Vision Holdings Inc (b)	1,843	47,586
O'Reilly Automotive Inc (b)	20,244	1,846,455
OneWater Marine Inc Class A (b)	322	3,484
Penske Automotive Group Inc (c)	449	71,072
Petco Health & Wellness Co Inc Class A (b)	1,766	4,962
RealReal Inc/The (b)	2,184	34,464
Revolve Group Inc Class A (b)	1,050	31,700
RH (b)	356	63,777
Ross Stores Inc	7,803	1,405,632
Sally Beauty Holdings Inc (b)	2,255	32,156
Shoe Carnival Inc	387	6,533
Signet Jewelers Ltd	999	82,797
Sleep Number Corp (b)	466	3,942
Sonic Automotive Inc Class A	347	21,465
Stitch Fix Inc Class A (b)	2,530	13,283
ThredUp Inc Class A (b)	2,153	13,758
TJX Cos Inc/The	26,598	4,085,719
Tractor Supply Co	12,656	632,927
Ulta Beauty Inc (b)	1,073	649,176
Upbound Group Inc	1,182	20,756
Urban Outfitters Inc (b)	1,297	97,612
Valvoline Inc (b)(c)	3,080	89,505
Victoria's Secret & Co (b)	1,947	105,469
Warby Parker Inc Class A (b)	2,441	53,189
Wayfair Inc Class A (b)	2,508	251,828
Williams-Sonoma Inc	2,942	525,412
Winmark Corp	70	28,346
Zumiez Inc (b)	354	9,222
		28,045,768
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd (b)	2,916	71,150
Carter's Inc	867	28,117
Columbia Sportswear Co	601	33,109
Crocs Inc (b)	1,315	112,459
Deckers Outdoor Corp (b)	3,542	367,199
Figs Inc Class A (b)	3,579	40,657
G-III Apparel Group Ltd	854	24,732
Kontoor Brands Inc	1,239	75,691
Lakeland Industries Inc (c)	178	1,573
Levi Strauss & Co Class A	2,347	48,677
Lululemon Athletica Inc (b)	2,600	540,306
Movado Group Inc	359	7,402
NIKE Inc Class B	28,363	1,807,007
Oxford Industries Inc	324	11,080
PVH Corp	1,181	79,151
Ralph Lauren Corp Class A	920	325,321
Steven Madden Ltd	1,779	74,078
Tapestry Inc	4,973	635,400
Under Armour Inc Class A (b)(c)	3,796	18,867
Under Armour Inc Class C (b)(c)	3,628	17,414
VF Corp	7,865	142,199
Wolverine World Wide Inc	1,870	33,941
		4,495,530
TOTAL CONSUMER DISCRETIONARY		162,102,680
Consumer Staples - 4.4%
Beverages - 0.9%
Boston Beer Co Inc/The Class A (b)	203	39,611
Brown-Forman Corp Class A	2,018	53,093
Brown-Forman Corp Class B (c)	3,560	92,774
Celsius Holdings Inc (b)	3,823	174,864
Coca-Cola Co/The	92,367	6,457,378
Coca-Cola Consolidated Inc	1,430	219,219
Constellation Brands Inc Class A	3,413	470,857
Keurig Dr Pepper Inc	32,466	909,373
MGP Ingredients Inc	379	9,210
Molson Coors Beverage Co Class B	4,091	190,968
Monster Beverage Corp (b)	17,005	1,303,773
National Beverage Corp (b)	516	16,455
PepsiCo Inc	32,665	4,688,081
Primo Brands Corp Class A	6,164	100,781
Vita Coco Co Inc/The (b)	1,004	53,222
		14,779,659
Consumer Staples Distribution & Retail - 1.8%
Albertsons Cos Inc Class A	9,634	165,416
Andersons Inc/The	786	41,792
BJ's Wholesale Club Holdings Inc (b)	3,155	284,045
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	142	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	142	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	142	0
Casey's General Stores Inc	886	489,701
Chefs' Warehouse Inc/The (b)	909	56,658
Costco Wholesale Corp	10,579	9,122,695
Dollar General Corp	5,262	698,636
Dollar Tree Inc (b)	4,632	569,782
Grocery Outlet Holding Corp (b)	2,184	22,058
Ingles Markets Inc Class A	324	22,210
Kroger Co/The	14,546	908,834
Maplebear Inc (b)	4,415	198,587
Natural Grocers by Vitamin Cottage Inc	225	5,636
Performance Food Group Co (b)	3,728	335,222
PriceSmart Inc	631	77,405
Sprouts Farmers Market Inc (b)	2,355	187,623
Sysco Corp	11,407	840,582
Target Corp	10,859	1,061,467
United Natural Foods Inc (b)	1,392	46,869
US Foods Holding Corp (b)	5,357	403,489
Walmart Inc	104,741	11,669,195
Weis Markets Inc	223	14,292
		27,222,194
Food Products - 0.4%
Alico Inc	111	4,038
Archer-Daniels-Midland Co	11,481	660,043
B&G Foods Inc (c)	1,897	8,157
Beyond Meat Inc (b)(c)	1,522	1,248
BRC Inc Class A (b)(c)	2,660	2,953
Bunge Global SA	3,343	297,794
Cal-Maine Foods Inc	1,107	88,084
Calavo Growers Inc	391	8,504
Campbell's Company/The (c)	4,720	131,546
Conagra Brands Inc	11,532	199,619
Darling Ingredients Inc (b)	3,806	137,016
Flowers Foods Inc	4,935	53,693
Fresh Del Monte Produce Inc	874	31,141
Freshpet Inc (b)	1,200	73,116
General Mills Inc	12,772	593,898
Hain Celestial Group Inc (b)	1,854	1,984
Hershey Co/The	3,540	644,209
Hormel Foods Corp	6,973	165,260
Ingredion Inc	1,513	166,823
J & J Snack Foods Corp	364	32,895
JM Smucker Co	2,558	250,198
John B Sanfilippo & Son Inc	210	14,826
Kraft Heinz Co/The	20,551	498,362
Lamb Weston Holdings Inc	3,337	139,787
Limoneira Co	335	4,229
Mama's Creations Inc (b)	727	9,807
Marzetti Company/The	502	82,539
McCormick & Co Inc/MD	6,030	410,703
Mission Produce Inc (b)	930	10,788
Mondelez International Inc	30,887	1,662,648
Pilgrim's Pride Corp	985	38,405
Post Holdings Inc (b)	1,145	113,412
Seaboard Corp	6	26,669
Seneca Foods Corp Class A (b)	105	11,616
Simply Good Foods Co/The (b)	2,128	42,730
Tootsie Roll Industries Inc Class A	462	16,923
TreeHouse Foods Inc (b)	1,181	27,860
Tyson Foods Inc Class A	6,799	398,557
Utz Brands Inc Class A	1,833	19,027
Vital Farms Inc (b)(c)	854	27,277
Westrock Coffee Co (b)	862	3,508
		7,111,892
Household Products - 0.7%
Central Garden & Pet Co (b)	709	22,794
Central Garden & Pet Co Class A (b)	837	24,432
Church & Dwight Co Inc	5,827	488,594
Clorox Co/The	2,913	293,718
Colgate-Palmolive Co	19,288	1,524,138
Energizer Holdings Inc	1,362	27,090
Kimberly-Clark Corp	7,924	799,452
Oil-Dri Corp of America	220	10,767
Procter & Gamble Co/The	55,876	8,007,590
Reynolds Consumer Products Inc	1,307	29,956
Spectrum Brands Holdings Inc (c)	559	33,026
WD-40 Co	313	61,630
		11,323,187
Personal Care Products - 0.1%
BellRing Brands Inc (b)	3,008	80,404
Coty Inc Class A (b)	8,556	26,352
Edgewell Personal Care Co	1,061	18,090
elf Beauty Inc (b)	1,424	108,281
Estee Lauder Cos Inc/The Class A	5,591	585,490
Herbalife Ltd (b)	2,640	34,030
Honest Co Inc/The (b)(c)	2,437	6,287
Interparfums Inc	428	36,307
Kenvue Inc	45,789	789,860
Medifast Inc (b)(c)	198	2,115
Nu Skin Enterprises Inc Class A	1,129	10,861
Olaplex Holdings Inc (b)	2,144	2,873
USANA Health Sciences Inc (b)	224	4,397
		1,705,347
Tobacco - 0.5%
Altria Group Inc	40,098	2,312,051
Philip Morris International Inc	37,163	5,960,945
Turning Point Brands Inc	418	45,311
Universal Corp/VA	577	30,437
		8,348,744
TOTAL CONSUMER STAPLES		70,491,023
Energy - 2.8%
Energy Equipment & Services - 0.2%
Archrock Inc	4,235	110,195
Atlas Energy Solutions Inc (c)	1,680	15,826
Baker Hughes Co Class A	23,533	1,071,694
Bristow Group Inc (b)	592	21,679
Cactus Inc Class A	1,688	77,108
Core Laboratories Inc (c)	1,277	20,470
DMC Global Inc (b)	373	2,495
Expro Group Holdings NV (b)	2,381	31,786
Halliburton Co	20,361	575,402
Helix Energy Solutions Group Inc (b)	3,164	19,838
Helmerich & Payne Inc	2,455	70,409
Innovex International Inc (b)(c)	860	18,808
Kodiak Gas Services Inc	1,511	56,511
Liberty Energy Inc Class A	3,804	70,222
Nabors Industries Ltd (b)(c)	383	20,797
Natural Gas Services Group Inc	212	7,134
Noble Corp PLC (c)	3,069	86,669
NOV Inc	8,987	140,467
Oceaneering International Inc (b)	2,300	55,269
Oil States International Inc (b)	1,346	9,112
Patterson-UTI Energy Inc (c)	8,084	49,393
ProPetro Holding Corp (b)	2,246	21,359
Ranger Energy Services Inc Class A	402	5,620
RPC Inc (c)	3,562	19,377
Select Water Solutions Inc Class A (c)	2,350	24,722
SLB Ltd	35,623	1,367,212
Solaris Energy Infrastructure Inc Class A	962	44,223
TETRA Technologies Inc (b)	3,065	28,719
Tidewater Inc (b)	1,075	54,298
Transocean Ltd (b)(c)	23,457	96,877
Valaris Ltd (b)	1,541	77,666
Weatherford International PLC	1,733	135,625
		4,406,982
Oil, Gas & Consumable Fuels - 2.6%
Amplify Energy Corp (b)	709	3,240
Antero Midstream Corp	8,021	142,694
Antero Resources Corp (b)	7,016	241,771
APA Corp	8,551	209,157
California Resources Corp	1,910	85,396
Calumet Inc (b)	1,423	28,275
Centrus Energy Corp Class A (b)(c)	420	101,959
Cheniere Energy Inc	5,241	1,018,798
Chevron Corp	45,916	6,998,058
Chord Energy Corp	1,387	128,575
Civitas Resources Inc	1,915	51,877
Clean Energy Fuels Corp (b)	4,430	9,303
CNX Resources Corp (b)	3,407	125,275
Comstock Resources Inc (b)(c)	1,821	42,211
ConocoPhillips	29,814	2,790,889
Core Natural Resources Inc	1,253	110,903
Coterra Energy Inc	18,187	478,682
Crescent Energy Co Class A	4,400	36,916
CVR Energy Inc (b)	659	16,765
Delek US Holdings Inc	1,384	41,049
Devon Energy Corp	15,156	555,164
Diamondback Energy Inc	4,505	677,237
Dorian LPG Ltd	819	19,934
DT Midstream Inc	2,421	289,745
EOG Resources Inc	13,016	1,366,810
EQT Corp	14,913	799,337
Excelerate Energy Inc Class A	564	15,820
Expand Energy Corp	5,692	628,169
Exxon Mobil Corp	101,727	12,241,827
FutureFuel Corp	509	1,623
Gevo Inc (b)	5,482	10,964
Granite Ridge Resources Inc	1,385	6,510
Green Plains Inc (b)	1,473	14,435
Gulfport Energy Corp (b)	383	79,660
HF Sinclair Corp	3,801	175,150
HighPeak Energy Inc Class A (c)	552	2,615
International Seaways Inc	1,021	49,570
Kinder Morgan Inc	46,660	1,282,683
Kinetik Holdings Inc Class A (c)	1,015	36,591
Magnolia Oil & Gas Corp Class A	4,558	99,775
Marathon Petroleum Corp	7,254	1,179,718
Matador Resources Co	2,813	119,384
Murphy Oil Corp	3,294	102,938
New Fortress Energy Inc Class A (b)(c)	2,786	3,176
NextDecade Corp (b)(c)	3,031	15,973
Northern Oil & Gas Inc	2,445	52,494
Occidental Petroleum Corp	17,180	706,442
ONEOK Inc	15,035	1,105,073
Ovintiv Inc	6,178	242,116
Par Pacific Holdings Inc (b)	1,171	41,149
PBF Energy Inc Class A	1,894	51,365
Peabody Energy Corp	2,939	87,288
Permian Resources Corp Class A	16,724	234,638
Phillips 66	9,648	1,244,978
Range Resources Corp	5,722	201,758
REX American Resources Corp (b)	668	21,590
Riley Exploration Permian Inc	241	6,362
Ring Energy Inc (b)	4,746	4,129
Sable Offshore Corp (b)(c)	1,781	16,065
SandRidge Energy Inc (c)	695	10,029
SM Energy Co	2,858	53,445
Summit Midstream Corp Class A (b)	259	6,910
Talos Energy Inc (b)	3,040	33,501
Targa Resources Corp	5,141	948,515
Texas Pacific Land Corp	1,386	398,087
Uranium Energy Corp (b)(c)	10,653	124,427
VAALCO Energy Inc (c)	2,581	9,395
Valero Energy Corp	7,419	1,207,739
Viper Energy Inc Class A	4,079	157,572
Vitesse Energy Inc (c)	679	13,078
W&T Offshore Inc (c)	1,749	2,850
Williams Cos Inc/The	29,150	1,752,207
World Kinect Corp	1,282	30,037
		41,199,840
TOTAL ENERGY		45,606,822
Financials - 13.4%
Banks - 3.8%
1st Source Corp	435	27,183
Amalgamated Financial Corp	450	14,414
Amerant Bancorp Inc Class A	930	18,144
Ameris Bancorp	1,530	113,633
Associated Banc-Corp	4,004	103,143
Atlantic Union Bankshares Corp (c)	3,463	122,244
Axos Financial Inc (b)	1,372	118,212
Banc of California Inc	3,227	62,249
BancFirst Corp	478	50,678
Bancorp Inc/The (b)	1,128	76,163
Bank First Corp	213	25,948
Bank of America Corp	162,520	8,938,600
Bank of Hawaii Corp	990	67,686
Bank of Marin Bancorp	410	10,664
Bank OZK	2,535	116,661
BankUnited Inc	1,835	81,786
Banner Corp	812	50,880
Bar Harbor Bankshares	413	12,824
Beacon Financial Corp	1,915	50,499
BOK Financial Corp (c)	552	65,390
Burke & Herbert Financial Services Corp	324	20,188
Business First Bancshares Inc	708	18,507
Byline Bancorp Inc	771	22,475
Cadence Bank	4,401	188,539
California BanCorp	494	9,223
Camden National Corp	426	18,480
Capital Bancorp Inc	250	7,042
Capitol Federal Financial Inc	3,019	20,559
Cathay General Bancorp	1,726	83,521
Central Pacific Financial Corp	667	20,784
Citigroup Inc	43,907	5,123,508
Citizens Financial Group Inc	10,262	599,403
City Holding Co	340	40,528
CNB Financial Corp/PA	689	18,031
Coastal Financial Corp/WA Class A (b)	300	34,377
Columbia Banking System Inc	7,142	199,619
Columbia Financial Inc (b)	568	8,827
Comerica Inc	3,079	267,657
Commerce Bancshares Inc/MO	3,067	160,527
Community Financial System Inc	1,332	76,510
Community Trust Bancorp Inc	363	20,510
Connectone Bancorp Inc	1,167	30,599
Cullen/Frost Bankers Inc	1,525	193,111
Customers Bancorp Inc (b)	673	49,210
CVB Financial Corp	3,294	61,268
Dime Community Bancshares Inc (c)	975	29,338
Eagle Bancorp Inc (c)	672	14,394
East West Bancorp Inc	3,277	368,302
Eastern Bankshares Inc	4,761	87,745
Enterprise Financial Services Corp	955	51,570
Equity Bancshares Inc Class A	332	14,824
Esquire Financial Holdings Inc	152	15,515
Farmers National Banc Corp	806	10,736
FB Bancorp Inc (b)	405	5,203
FB Financial Corp	1,060	59,148
Fifth Third Bancorp	15,670	733,513
Financial Institutions Inc	465	14,494
First Bancorp/Southern Pines NC (c)	961	48,809
First Busey Corp	2,060	49,007
First Business Financial Services Inc	204	11,077
First Citizens BancShares Inc/NC Class A	250	536,545
First Commonwealth Financial Corp	2,414	40,700
First Community Bankshares Inc	451	15,212
First Financial Bancorp	2,431	60,824
First Financial Bankshares Inc	3,234	96,600
First Financial Corp	292	17,643
First Foundation Inc (b)	2,055	12,659
First Hawaiian Inc	3,081	77,949
First Horizon Corp	11,944	285,462
First Interstate BancSystem Inc Class A	2,270	78,542
First Merchants Corp	1,491	55,883
First Mid Bancshares Inc	534	20,826
Firstsun Capital Bancorp (b)	238	8,957
Five Star Bancorp	417	14,920
Flagstar Financial Inc	7,293	91,819
Flushing Financial Corp	727	11,029
FNB Corp/PA	8,613	147,282
Fulton Financial Corp	4,495	86,888
German American Bancorp Inc	857	33,577
Glacier Bancorp Inc	2,862	126,071
Great Southern Bancorp Inc	177	10,896
Hancock Whitney Corp	2,038	129,780
Hanmi Financial Corp	742	20,056
Heritage Commerce Corp	1,904	22,867
Heritage Financial Corp Wash	816	19,298
Hilltop Holdings Inc	1,019	34,585
Hingham Institution For Savings The	65	18,457
Home BancShares Inc/AR	4,414	122,621
HomeTrust Bancshares Inc	298	12,796
Hope Bancorp Inc	3,556	38,974
Horizon Bancorp Inc/IN	996	16,892
Huntington Bancshares Inc/OH	34,713	602,271
Independent Bank Corp	1,248	91,204
Independent Bank Corp/MI	449	14,606
International Bancshares Corp	1,336	88,764
JPMorgan Chase & Co	65,608	21,140,210
Kearny Financial Corp/MD	1,217	9,018
KeyCorp	21,799	449,931
Lakeland Financial Corp (c)	594	33,894
Live Oak Bancshares Inc	828	28,442
M&T Bank Corp	3,712	747,894
Mechanics Bancorp Class A (c)	395	5,778
Mercantile Bank Corp	402	19,336
Metropolitan Bank Holding Corp	210	16,036
Mid Penn Bancorp Inc	480	14,890
Midland States Bancorp Inc	516	10,924
MidWestOne Financial Group Inc	496	19,096
National Bank Holdings Corp Class A	906	34,437
NB Bancorp Inc	820	16,252
Nbt Bancorp Inc	1,234	51,236
Nicolet Bankshares Inc	310	37,603
Northeast Bank	176	18,292
Northeast Community Bancorp Inc	279	6,307
Northfield Bancorp Inc	769	8,790
Northrim BanCorp Inc	468	12,453
Northwest Bancshares Inc	3,895	46,740
OceanFirst Financial Corp	1,306	23,443
Old National Bancorp/IN	8,277	184,660
Old Second Bancorp Inc	1,227	23,927
Origin Bancorp Inc	704	26,477
Orrstown Financial Services Inc	435	15,408
Park National Corp	331	50,372
Pathward Financial Inc	523	37,133
Peapack-Gladstone Financial Corp	334	9,302
Peoples Bancorp Inc/OH	1,021	30,661
Peoples Financial Services Corp	204	9,937
Pinnacle Financial Partners Inc	1,825	174,123
PNC Financial Services Group Inc/The	9,362	1,954,130
Preferred Bank/Los Angeles CA (c)	307	28,990
Prosperity Bancshares Inc	2,255	155,843
Provident Financial Services Inc	3,323	65,629
QCR Holdings Inc	400	33,320
Regions Financial Corp	21,043	570,265
Renasant Corp	2,361	83,154
Republic Bancorp Inc/KY Class A	314	21,663
S&T Bancorp Inc	881	34,667
Seacoast Banking Corp of Florida	2,187	68,716
ServisFirst Bancshares Inc	1,243	89,235
Shore Bancshares Inc	643	11,368
Simmons First National Corp Class A	3,803	71,687
SmartFinancial Inc	303	11,208
Southern Missouri Bancorp Inc	201	11,883
Southside Bancshares Inc	674	20,483
SOUTHSTATE BANK CORP	2,417	227,464
Stellar Bancorp Inc	1,072	33,168
Stock Yards Bancorp Inc	635	41,243
Texas Capital Bancshares Inc (b)	1,112	100,680
TFS Financial Corp (c)	1,250	16,725
Third Coast Bancshares Inc (b)(c)	272	10,339
Tompkins Financial Corp	285	20,668
Towne Bank/Portsmouth VA	1,872	62,469
TriCo Bancshares	769	36,428
Triumph Financial Inc (b)(c)	538	33,695
Truist Financial Corp	30,653	1,508,434
TrustCo Bank Corp NY	440	18,185
Trustmark Corp	1,532	59,671
UMB Financial Corp	1,708	196,488
United Bankshares Inc/WV	3,379	129,754
United Community Bank/SC	3,019	94,253
Unity Bancorp Inc	130	6,723
Univest Financial Corp	672	22,001
US Bancorp	36,997	1,974,160
Valley National Bancorp	11,534	134,717
WaFd Inc	1,967	63,003
Washington Trust Bancorp Inc	433	12,795
Webster Financial Corp	3,945	248,298
Wells Fargo & Co	76,421	7,122,437
WesBanco Inc	2,417	80,341
Westamerica BanCorp	580	27,741
Western Alliance Bancorp	2,455	206,392
Wintrust Financial Corp	1,583	221,335
WSFS Financial Corp	1,396	77,115
Zions Bancorp NA	3,518	205,944
		61,535,043
Capital Markets - 3.3%
Acadian Asset Management Inc	687	32,289
Affiliated Managers Group Inc	674	194,301
Ameriprise Financial Inc	2,245	1,100,813
Ares Management Corp Class A	4,900	791,987
Artisan Partners Asset Management Inc Class A	1,822	74,228
Bank of New York Mellon Corp/The	16,799	1,950,196
BGC Group Inc Class A	8,936	79,798
Blackrock Inc	3,436	3,677,688
Blackstone Inc	17,598	2,712,556
Blue Owl Capital Inc Class A	14,781	220,828
Carlyle Group Inc/The	6,231	368,314
Cboe Global Markets Inc	2,499	627,249
Charles Schwab Corp/The	40,691	4,065,438
CME Group Inc Class A	8,598	2,347,942
Cohen & Steers Inc	633	39,740
Coinbase Global Inc Class A (b)	5,399	1,220,930
Diamond Hill Investment Group Inc	67	11,357
DigitalBridge Group Inc Class A	3,804	58,353
Donnelley Financial Solutions Inc (b)(c)	634	29,601
Evercore Inc Class A	919	312,690
FactSet Research Systems Inc	901	261,461
Federated Hermes Inc Class B	1,798	93,622
Franklin Resources Inc	7,290	174,158
GCM Grosvenor Inc Class A	1,321	14,954
Goldman Sachs Group Inc/The	7,221	6,347,260
Hamilton Lane Inc Class A	970	130,281
Houlihan Lokey Inc Class A	1,290	224,705
Interactive Brokers Group Inc Class A	10,635	683,937
Intercontinental Exchange Inc	13,644	2,209,782
Invesco Ltd	10,609	278,698
Janus Henderson Group PLC	2,971	141,330
Jefferies Financial Group Inc	3,947	244,596
KKR & Co Inc Class A	16,380	2,088,122
Lazard Inc	2,715	131,840
LPL Financial Holdings Inc	1,911	682,552
MarketAxess Holdings Inc	893	161,856
Moelis & Co Class A	1,791	123,113
Moody's Corp	3,678	1,878,906
Morgan Stanley	28,934	5,136,653
Morningstar Inc	583	126,692
MSCI Inc	1,846	1,059,106
Nasdaq Inc	10,801	1,049,101
Northern Trust Corp	4,573	624,626
Open Lending Corp (b)	2,086	3,233
Oppenheimer Holdings Inc Class A	140	10,121
P10 Inc Class A	1,359	13,332
Perella Weinberg Partners Class A	1,478	25,569
Piper Sandler Cos	398	135,205
PJT Partners Inc Class A (c)	582	97,310
Raymond James Financial Inc	4,235	680,099
Robinhood Markets Inc Class A (b)	18,475	2,089,523
S&P Global Inc	7,452	3,894,341
SEI Investments Co	2,216	181,756
State Street Corp	6,778	874,430
StepStone Group Inc Class A	1,774	113,838
Stifel Financial Corp	2,428	304,034
StoneX Group Inc (b)	1,118	106,355
T Rowe Price Group Inc	5,247	537,188
TPG Inc Class A	2,975	189,924
Tradeweb Markets Inc Class A	2,794	300,467
Victory Capital Holdings Inc Class A	1,234	77,853
Virtu Financial Inc Class A	1,964	65,440
Virtus Invt Partners Inc	146	23,820
WisdomTree Inc	2,759	33,632
		53,541,119
Consumer Finance - 0.7%
Ally Financial Inc	6,675	302,311
American Express Co	12,953	4,791,962
Atlanticus Holdings Corp (b)	143	9,574
Bread Financial Holdings Inc	1,145	84,764
Capital One Financial Corp	15,263	3,699,141
Credit Acceptance Corp (b)(c)	155	68,736
Dave Inc Class A (b)	253	56,017
Encore Capital Group Inc (b)	548	29,784
Enova International Inc (b)	615	96,678
EZCORP Inc Class A (b)	1,352	26,256
FirstCash Holdings Inc	938	149,498
Green Dot Corp Class A (b)	1,203	15,410
LendingClub Corp (b)	2,664	50,456
Lendingtree Inc (b)	247	13,113
Navient Corp	1,612	20,956
Nelnet Inc Class A	324	43,079
NerdWallet Inc Class A (b)	861	11,667
OneMain Holdings Inc	2,835	191,504
Oportun Financial Corp (b)	1,089	5,761
PRA Group Inc (b)	893	15,797
PROG Holdings Inc	929	27,396
SLM Corp	4,942	133,731
SoFi Technologies Inc Class A (b)	28,632	749,586
Synchrony Financial	8,876	740,525
Upstart Holdings Inc (b)(c)	2,040	89,209
World Acceptance Corp (b)	66	9,266
		11,432,177
Financial Services - 3.6%
Affirm Holdings Inc Class A (b)	6,745	502,030
Alerus Financial Corp	613	13,805
Apollo Global Management Inc	10,991	1,591,057
Berkshire Hathaway Inc Class B (b)	43,750	21,990,938
Block Inc Class A (b)	13,134	854,892
Cannae Holdings Inc	1,216	19,128
Cantaloupe Inc (b)(c)	1,279	13,583
Cass Information Systems Inc	262	10,878
Corebridge Financial Inc	6,495	195,954
Corpay Inc (b)	1,687	507,669
Enact Holdings Inc	714	28,303
Equitable Holdings Inc	7,170	341,651
Essent Group Ltd	2,350	152,774
Euronet Worldwide Inc (b)(c)	945	71,924
Federal Agricultural Mortgage Corp Class C	216	37,923
Fidelity National Information Services Inc	12,495	830,418
Fiserv Inc (b)	12,981	871,934
Flywire Corp (b)	2,589	36,660
Global Payments Inc	5,795	448,533
HA Sustainable Infrastructure Capital Inc	3,004	94,416
International Money Express Inc (b)	635	9,754
Jack Henry & Associates Inc	1,737	316,968
Jackson Financial Inc	1,665	177,572
loanDepot Inc Class A (b)(c)	1,786	3,697
Marqeta Inc Class A (b)	9,181	43,610
Mastercard Inc Class A	19,692	11,241,769
Merchants Bancorp/IN	688	23,433
MGIC Investment Corp	5,484	160,242
NCR Atleos Corp (b)	1,810	68,979
NewtekOne Inc	535	6,072
NMI Holdings Inc (b)	1,917	78,194
Onity Group Inc (b)	127	5,815
Paymentus Holdings Inc Class A (b)	950	30,011
Payoneer Global Inc (b)	6,711	37,716
PayPal Holdings Inc	22,817	1,332,056
PennyMac Financial Services Inc	705	92,947
Radian Group Inc	3,294	118,551
Remitly Global Inc (b)	4,212	58,126
Repay Holdings Corp Class A (b)	1,775	6,479
Rocket Cos Inc Class A	6,143	118,928
Sezzle Inc (b)(c)	391	24,819
Shift4 Payments Inc Class A (b)(c)	1,630	102,641
Toast Inc Class A (b)	11,112	394,587
UWM Holdings Corp Class A	4,724	20,691
Velocity Financial Inc (b)	274	5,688
Visa Inc Class A	40,527	14,213,224
Voya Financial Inc	2,303	171,550
Walker & Dunlop Inc	862	51,849
Western Union Co/The (c)	8,002	74,499
WEX Inc (b)	825	122,909
		57,727,846
Insurance - 1.9%
Abacus Global Management Inc Class A	563	4,814
AFLAC Inc	11,490	1,267,002
Allstate Corp/The	6,285	1,308,223
American Coastal Insurance Corp	510	6,441
American Financial Group Inc/OH	1,651	225,659
American Integrity Insurance Group Inc	163	3,395
American International Group Inc	13,212	1,130,287
Amerisafe Inc	428	16,439
Aon PLC	5,145	1,815,568
Arch Capital Group Ltd (b)	8,878	851,578
Arthur J Gallagher & Co	6,123	1,584,571
Assurant Inc	1,200	289,020
Assured Guaranty Ltd	1,094	98,318
Axis Capital Holdings Ltd	1,852	198,331
Baldwin Insurance Group Inc/The Class A (b)	1,612	38,736
Bowhead Specialty Holdings Inc (b)	405	11,559
Brighthouse Financial Inc (b)	1,387	89,864
Brown & Brown Inc	7,018	559,335
Chubb Ltd	8,834	2,757,268
Cincinnati Financial Corp	3,752	612,777
CNO Financial Group Inc	2,398	101,843
Donegal Group Inc Class A	407	8,132
eHealth Inc (b)	559	2,571
Employers Holdings Inc	535	23,096
Erie Indemnity Co Class A	611	175,143
Everest Group Ltd	1,001	339,689
F&G Annuities & Life Inc	886	27,333
Fidelity National Financial Inc	6,096	332,781
First American Financial Corp	2,441	149,975
Genworth Financial Inc Class A (b)	9,999	90,291
Globe Life Inc	1,931	270,070
Goosehead Insurance Inc Class A	590	43,454
Hanover Insurance Group Inc/The	854	156,086
Hartford Insurance Group Inc/The	6,694	922,433
HCI Group Inc	247	47,347
Heritage Insurance Holdings Inc (b)	467	13,664
Hippo Holdings Inc (b)	481	14,468
Horace Mann Educators Corp	1,050	48,489
Investors Title Co	60	14,978
James River Group Holdings Inc	1,018	6,474
Kemper Corp	1,548	62,756
Kinsale Capital Group Inc	530	207,294
Lemonade Inc (b)(c)	1,509	107,411
Lincoln National Corp	4,005	178,343
Loews Corp	4,006	421,872
Markel Group Inc (b)	303	651,344
Marsh & McLennan Cos Inc	11,724	2,175,036
MBIA Inc (b)(c)	942	6,745
Mercury General Corp	622	58,505
MetLife Inc	13,320	1,051,481
Octave Specialty Group Inc (b)	1,000	7,780
Old Republic International Corp	5,442	248,373
Oscar Health Inc Class A (b)(c)	5,094	73,201
Palomar Hldgs Inc (b)	657	88,537
Primerica Inc	772	199,454
Principal Financial Group Inc	4,817	424,908
ProAssurance Corp (b)	1,209	29,209
Progressive Corp/The	13,986	3,184,893
Prudential Financial Inc	8,407	948,982
Reinsurance Group of America Inc	1,572	319,839
RLI Corp	2,195	140,436
Root Inc/OH Class A (b)(c)	313	22,608
Ryan Specialty Holdings Inc Class A	2,714	140,124
Safety Insurance Group Inc	362	28,203
Selective Insurance Group Inc	1,496	125,170
Selectquote Inc (b)	3,079	4,341
Skyward Specialty Insurance Group Inc (b)	868	44,363
Stewart Information Services Corp	648	45,528
Tiptree Inc Class A	471	8,605
Travelers Companies Inc/The	5,368	1,557,042
Trupanion Inc (b)	791	29,560
TWFG Inc Class A (b)	353	10,156
United Fire Group Inc	488	17,739
Universal Insurance Holdings Inc	583	19,705
Unum Group	3,729	288,998
W R Berkley Corp	7,154	501,638
White Mountains Insurance Group Ltd	62	128,838
Willis Towers Watson PLC	2,327	764,652
		29,981,171
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Adamas Trust Inc	2,051	14,972
AGNC Investment Corp	24,851	266,403
Annaly Capital Management Inc	15,164	339,067
Apollo Commercial Real Estate Finance Inc	3,063	29,650
Arbor Realty Trust Inc (c)	4,975	38,606
Ares Commercial Real Estate Corp (c)	1,365	6,525
ARMOUR Residential REIT Inc	2,599	45,976
Blackstone Mortgage Trust Inc Class A	3,965	75,850
Brightspire Capital Inc Class A	2,872	16,083
Chimera Investment Corp	1,963	24,400
Claros Mortgage Trust Inc (b)(c)	2,723	8,332
Dynex Capital Inc	2,984	41,806
Ellington Financial Inc	2,295	31,166
Franklin BSP Realty Trust Inc	2,479	24,864
Invesco Mortgage Capital Inc (c)	1,498	12,598
Kkr Real Estate Finance Trust Inc (c)	1,255	10,316
Ladder Capital Corp Class A	3,108	34,157
MFA Financial Inc	2,356	21,934
Orchid Island Capital Inc (c)	3,087	22,226
Pennymac Mortgage Investment Trust	2,112	26,506
Ready Capital Corp (c)	3,934	8,576
Redwood Trust Inc	2,973	16,441
Rithm Capital Corp	12,678	138,190
Starwood Property Trust Inc	8,178	147,286
TPG Mortgage Investment Trust Inc	606	5,163
TPG RE Finance Trust Inc	1,898	16,342
Two Harbors Investment Corp	2,535	26,618
		1,450,053
TOTAL FINANCIALS		215,667,409
Health Care - 9.8%
Biotechnology - 2.2%
4D Molecular Therapeutics Inc (b)(c)	767	5,753
AbbVie Inc	42,158	9,632,682
Abeona Therapeutics Inc (b)(c)	1,123	5,918
Absci Corp (b)(c)	3,020	10,540
ACADIA Pharmaceuticals Inc (b)	3,026	80,824
ADMA Biologics Inc (b)	5,756	104,989
Agios Pharmaceuticals Inc (b)	1,327	36,121
Akebia Therapeutics Inc (b)	6,103	9,826
Alector Inc (b)	1,727	2,694
Alkermes PLC (b)	3,979	111,332
Allogene Therapeutics Inc (b)	2,955	4,048
Alnylam Pharmaceuticals Inc (b)	3,130	1,244,645
Altimmune Inc (b)(c)	2,228	8,043
Amgen Inc	12,850	4,205,935
Amicus Therapeutics Inc (b)	7,601	108,238
AnaptysBio Inc (b)	473	22,931
Anavex Life Sciences Corp (b)(c)	1,947	6,931
Anika Therapeutics Inc (b)	292	2,806
Annexon Inc (b)	2,525	12,676
Apellis Pharmaceuticals Inc (b)	2,550	64,056
Apogee Therapeutics Inc (b)	984	74,272
Arbutus Biopharma Corp (b)(c)	3,345	16,089
Arcellx Inc (b)	1,022	66,634
Arcturus Therapeutics Holdings Inc (b)	522	3,200
Arcus Biosciences Inc (b)	1,600	38,128
Arcutis Biotherapeutics Inc (b)	2,672	77,595
Ardelyx Inc (b)	5,665	33,027
ArriVent Biopharma Inc (b)	695	13,983
Arrowhead Pharmaceuticals Inc (b)	3,312	219,884
ARS Pharmaceuticals Inc (b)(c)	1,502	17,498
Astria Therapeutics Inc (b)	1,056	13,823
aTyr Pharma Inc (b)	2,051	1,606
Aura Biosciences Inc (b)	1,320	7,194
Avidity Biosciences Inc (b)	3,235	233,341
Avita Medical Inc (b)(c)	476	1,642
Beam Therapeutics Inc (b)	2,289	63,451
Bicara Therapeutics Inc (b)	730	12,286
BioCryst Pharmaceuticals Inc (b)(c)	4,938	38,516
Biogen Inc (b)	3,505	616,845
Biohaven Ltd (b)	2,015	22,749
BioMarin Pharmaceutical Inc (b)	4,591	272,843
Bridgebio Pharma Inc (b)	4,030	308,255
C4 Therapeutics Inc (b)	1,562	2,983
Candel Therapeutics Inc (b)(c)	1,092	6,170
Capricor Therapeutics Inc (b)(c)	897	25,887
Cardiff Oncology Inc (b)(c)	1,320	3,709
CareDx Inc (b)	1,187	22,363
Carisma Therapeutics Inc rights (b)(d)	1,904	0
Cartesian Therapeutics Inc rights (b)(d)	1,985	576
Catalyst Pharmaceuticals Inc (b)	2,875	67,103
Celcuity Inc (b)	808	80,590
Celldex Therapeutics Inc (b)	1,545	41,962
CG oncology Inc (b)	1,606	66,681
Cogent Biosciences Inc (b)	3,358	119,276
Coherus Oncology Inc (b)	2,789	3,960
Compass Therapeutics Inc (b)	3,392	18,215
Corvus Pharmaceuticals Inc (b)(c)	1,446	11,134
Cullinan Therapeutics Inc (b)	1,216	12,586
Cytokinetics Inc (b)(c)	2,883	183,186
Day One Biopharmaceuticals Inc (b)	1,802	16,795
Denali Therapeutics Inc (b)	3,227	53,278
Dianthus Therapeutics Inc (b)	613	25,262
Disc Medicine Inc (b)	708	56,222
Dynavax Technologies Corp (b)	2,411	37,081
Dyne Therapeutics Inc (b)	2,841	55,570
Editas Medicine Inc (b)	2,285	4,684
Emergent BioSolutions Inc (b)(c)	1,170	14,461
Enanta Pharmaceuticals Inc (b)	414	6,529
Entrada Therapeutics Inc (b)	514	5,284
Erasca Inc (b)	5,155	19,177
Exact Sciences Corp (b)	4,523	459,356
Exelixis Inc (b)	6,437	282,134
Geron Corp (b)(c)	11,633	15,356
Gilead Sciences Inc	29,615	3,634,945
Gossamer Bio Inc (b)	4,228	13,107
GRAIL Inc (b)(c)	629	53,836
Halozyme Therapeutics Inc (b)	2,788	187,632
Heron Therapeutics Inc (b)(c)	2,984	3,879
Humacyte Inc Class A (b)(c)	2,710	2,603
Ideaya Biosciences Inc (b)	2,172	75,086
ImmunityBio Inc (b)(c)	6,721	13,308
Immunome Inc (b)	2,064	44,335
Immunovant Inc (b)	1,523	38,715
Incyte Corp (b)	3,916	386,783
Insmed Inc (b)	5,051	879,076
Intellia Therapeutics Inc (b)(c)	2,463	22,142
Ionis Pharmaceuticals Inc (b)	3,818	302,042
Iovance Biotherapeutics Inc (b)(c)	6,995	19,096
Ironwood Pharmaceuticals Inc Class A (b)	4,071	13,719
Janux Therapeutics Inc (b)	1,104	15,235
KalVista Pharmaceuticals Inc (b)(c)	814	13,146
Keros Therapeutics Inc (b)	748	15,229
Kodiak Sciences Inc (b)	733	20,495
Korro Bio Inc (b)	149	1,193
Krystal Biotech Inc (b)	620	152,855
Kura Oncology Inc (b)	1,915	19,897
Kymera Therapeutics Inc (b)	1,298	100,997
Madrigal Pharmaceuticals Inc (b)	438	255,065
MannKind Corp (b)	6,967	39,503
MiMedx Group Inc (b)	2,628	17,792
Mineralys Therapeutics Inc (b)	1,222	44,346
Mirum Pharmaceuticals Inc (b)	1,068	84,361
Moderna Inc (b)	8,352	246,300
Monte Rosa Therapeutics Inc (b)	1,179	18,487
Myriad Genetics Inc (b)	2,063	12,687
Natera Inc (b)	3,281	751,644
Neurocrine Biosciences Inc (b)	2,368	335,853
Neurogene Inc (b)	224	4,614
Nkarta Inc (b)	1,170	2,165
Novavax Inc (b)(c)	3,836	25,778
Nurix Therapeutics Inc (b)	1,806	34,260
Nuvalent Inc Class A (b)	1,135	114,170
Ocugen Inc (b)(c)	6,650	8,978
Olema Pharmaceuticals Inc (b)	1,017	25,425
OmniAb Operations Inc (b)(d)	93	43
OmniAb Operations Inc (b)(d)	93	32
Organogenesis Holdings Inc Class A (b)	1,691	8,759
ORIC Pharmaceuticals Inc (b)	1,762	14,413
PDL BioPharma Inc (b)(d)	644	0
Perspective Therapeutics Inc (b)	1,156	3,179
Praxis Precision Medicines Inc (b)	466	137,349
Precigen Inc (b)	3,690	15,424
Prime Medicine Inc (b)	1,529	5,306
Protagonist Therapeutics Inc (b)	1,410	123,149
PTC Therapeutics Inc (b)	1,904	144,628
Puma Biotechnology Inc (b)	695	4,135
RAPT Therapeutics Inc (b)	193	6,537
Recursion Pharmaceuticals Inc Class A (b)(c)	9,796	40,066
Regeneron Pharmaceuticals Inc	2,432	1,877,188
REGENXBIO Inc (b)	1,053	15,163
Relay Therapeutics Inc (b)(c)	2,975	25,169
Replimune Group Inc (b)	1,489	14,473
Revolution Medicines Inc (b)	4,214	335,645
Rezolute Inc (b)	1,820	4,295
Rhythm Pharmaceuticals Inc (b)	1,457	155,957
Rigel Pharmaceuticals Inc (b)	424	18,160
Rocket Pharmaceuticals Inc (b)	1,959	6,876
Roivant Sciences Ltd (b)	10,334	224,248
Sana Biotechnology Inc (b)	3,454	14,058
Sangamo Therapeutics Inc (b)(c)	7,828	3,288
Sarepta Therapeutics Inc (b)(c)	2,283	49,130
Savara Inc (b)	2,598	15,666
Scholar Rock Holding Corp (b)	1,952	85,986
Seres Therapeutics Inc (b)(c)	187	2,783
Soleno Therapeutics Inc (b)	1,109	51,347
Spyre Therapeutics Inc (b)	1,189	38,952
Stoke Therapeutics Inc (b)	1,132	35,930
Summit Therapeutics Inc (b)	3,459	60,498
Syndax Pharmaceuticals Inc (b)	2,049	43,049
Tango Therapeutics Inc (b)(c)	1,868	16,550
Taysha Gene Therapies Inc (b)	5,072	27,896
Tectonic Therapeutic Inc (b)(c)	232	4,840
TG Therapeutics Inc (b)	3,259	97,151
Travere Therapeutics Inc (b)	2,188	83,603
Twist Bioscience Corp (b)	1,375	43,615
Tyra Biosciences Inc (b)	524	13,776
Ultragenyx Pharmaceutical Inc (b)	2,392	55,016
United Therapeutics Corp (b)	1,080	526,230
Upstream Bio Inc (b)	782	21,231
Vanda Pharmaceuticals Inc (b)	1,267	11,175
Vaxcyte Inc (b)	2,826	130,392
Vera Therapeutics Inc Class A (b)	1,446	73,225
Veracyte Inc (b)	1,912	80,495
Verastem Inc (b)	1,239	9,565
Vericel Corp (b)	1,183	42,600
Vertex Pharmaceuticals Inc (b)	6,121	2,775,017
Viking Therapeutics Inc (b)(c)	2,727	95,936
Vir Biotechnology Inc (b)	2,346	14,146
Viridian Therapeutics Inc (b)	1,792	55,767
Voyager Therapeutics Inc (b)	903	3,549
Xencor Inc (b)(c)	1,609	24,634
		35,389,488
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	41,532	5,203,545
Accuray Inc Del (b)	2,208	1,821
Align Technology Inc (b)	1,613	251,870
Alphatec Holdings Inc (b)	2,618	55,083
AngioDynamics Inc (b)	929	11,928
Artivion Inc (b)	956	43,603
AtriCure Inc (b)	1,146	45,336
Avanos Medical Inc (b)	1,914	21,494
Axogen Inc (b)	1,154	37,770
Baxter International Inc	12,328	235,588
Becton Dickinson & Co	6,846	1,328,603
Bioventus Inc (b)	1,235	9,188
Boston Scientific Corp (b)	35,352	3,370,814
Butterfly Network Inc Class A (b)(c)	4,433	16,845
Ceribell Inc (b)	497	10,899
Cerus Corp (b)	3,738	7,700
ClearPoint Neuro Inc (b)(c)	659	9,015
CONMED Corp	687	27,892
Cooper Cos Inc/The (b)	4,768	390,785
CVRx Inc (b)(c)	310	2,201
Delcath Systems Inc (b)(c)	693	6,999
DENTSPLY SIRONA Inc	4,603	52,612
Dexcom Inc (b)	9,369	621,821
Edwards Lifesciences Corp (b)	14,014	1,194,694
Electromed Inc (b)	136	3,960
Embecta Corp	1,305	15,503
Enovis Corp (b)	1,324	35,271
Envista Holdings Corp (b)	4,049	87,904
GE HealthCare Technologies Inc	10,904	894,346
Glaukos Corp (b)	1,379	155,703
Globus Medical Inc Class A (b)	2,696	235,388
Haemonetics Corp (b)	1,171	93,856
Hologic Inc (b)	5,296	394,499
ICU Medical Inc (b)	602	85,887
IDEXX Laboratories Inc (b)	1,910	1,292,172
Inogen Inc (b)	683	4,590
Inspire Medical Systems Inc (b)	655	60,411
Insulet Corp (b)	1,684	478,660
Integer Holdings Corp (b)	864	67,764
Integra LifeSciences Holdings Corp (b)	1,481	18,394
Intuitive Surgical Inc (b)	8,556	4,845,777
iRadimed Corp	203	19,748
iRhythm Technologies Inc (b)	771	136,806
Lantheus Holdings Inc (b)	1,643	109,342
LeMaitre Vascular Inc	484	39,252
LivaNova PLC (b)	1,277	78,574
Masimo Corp (b)(c)	1,108	144,106
Medtronic PLC	30,569	2,936,459
Merit Medical Systems Inc (b)	1,428	125,864
Neogen Corp (b)	5,005	34,985
NeuroPace Inc (b)	564	8,708
Novocure Ltd (b)	2,283	29,519
Omnicell Inc (b)	1,070	48,471
OraSure Technologies Inc (b)	1,843	4,460
Orthofix Medical Inc (b)	899	13,629
OrthoPediatrics Corp (b)	338	6,003
Penumbra Inc (b)	933	290,079
PROCEPT BioRobotics Corp (b)	1,265	39,797
Pulse Biosciences Inc (b)(c)	394	5,410
QuidelOrtho Corp (b)	1,606	45,867
ResMed Inc	3,495	841,841
RxSight Inc (b)	719	7,492
Semler Scientific Inc (b)(c)	301	4,602
Senseonics Holdings Inc (b)(c)	821	4,532
SI-BONE Inc (b)	883	17,413
Solventum Corp (b)	3,510	278,132
STAAR Surgical Co (b)	1,093	25,237
STERIS PLC	2,353	596,533
Stryker Corp	8,209	2,885,217
Tactile Systems Technology Inc (b)	466	13,514
Tandem Diabetes Care Inc (b)	1,621	35,630
Teleflex Inc	1,069	130,461
TransMedics Group Inc (b)	825	100,361
Treace Medical Concepts Inc (b)	927	2,271
UFP Technologies Inc (b)	178	39,521
Utah Medical Products Inc	67	3,749
Varex Imaging Corp (b)	856	9,972
Zimmer Biomet Holdings Inc	4,727	425,052
		31,266,800
Health Care Providers & Services - 1.6%
Acadia Healthcare Co Inc (b)	2,085	29,586
AdaptHealth Corp (b)	2,383	23,735
Addus HomeCare Corp (b)(c)	460	49,399
agilon health Inc (b)	6,430	4,428
Alignment Healthcare Inc (b)	3,591	70,922
AMN Healthcare Services Inc (b)	872	13,743
Astrana Health Inc (b)	991	24,587
Aveanna Healthcare Holdings Inc (b)	1,639	13,391
BrightSpring Health Services Inc (b)	2,381	89,168
Brookdale Senior Living Inc (b)	5,893	63,585
Cardinal Health Inc	5,696	1,170,528
Castle Biosciences Inc (b)	649	25,246
Cencora Inc	4,626	1,562,432
Centene Corp (b)	11,190	460,469
Chemed Corp	343	146,756
Cigna Group/The	6,375	1,754,591
Clover Health Investments Corp Class A (b)(c)	8,952	21,037
Community Health Systems Inc (b)(c)	2,468	7,700
Concentra Group Holdings Parent Inc	2,765	54,415
CorVel Corp (b)	723	48,925
Cross Country Healthcare Inc (b)	713	5,775
CVS Health Corp	30,281	2,403,100
DaVita Inc (b)	861	97,818
DocGo Inc Class A (b)	1,936	1,699
Elevance Health Inc	5,380	1,885,959
Encompass Health Corp	2,399	254,630
Enhabit Inc (b)(c)	1,033	9,524
Ensign Group Inc/The	1,369	238,480
Fulgent Genetics Inc (b)	465	12,216
GeneDx Holdings Corp Class A (b)	521	67,761
Guardant Health Inc (b)	2,981	304,479
Guardian Pharmacy Services Inc Class A (b)(c)	474	14,263
HCA Healthcare Inc	3,909	1,824,956
HealthEquity Inc (b)	2,076	190,182
Henry Schein Inc (b)	2,463	186,154
Hims & Hers Health Inc Class A (b)(c)	4,941	160,434
Humana Inc	2,874	736,118
Labcorp Holdings Inc	1,986	498,248
LifeStance Health Group Inc (b)	4,057	28,561
McKesson Corp	2,968	2,434,621
Molina Healthcare Inc (b)	1,305	226,470
National HealthCare Corp	294	40,304
National Research Corp Class A	370	6,945
NeoGenomics Inc (b)	3,008	35,374
OPKO Health Inc (b)	9,880	12,449
Option Care Health Inc (b)	3,923	124,987
Owens & Minor Inc (b)	1,520	4,256
PACS Group Inc (b)	1,006	38,620
Pediatrix Medical Group Inc (b)	1,985	42,459
Pennant Group Inc/The (b)	764	21,507
Privia Health Group Inc (b)	2,883	68,356
Progyny Inc (b)	1,846	47,405
Quest Diagnostics Inc	2,666	462,631
RadNet Inc (b)	1,662	118,584
Select Medical Holdings Corp	2,551	37,882
Sonida Senior Living Inc (b)	216	7,044
Strata Critical Medical Inc (b)(c)	493	2,371
Surgery Partners Inc (b)(c)	1,727	26,682
Talkspace Inc Class A (b)	2,987	10,843
Tenet Healthcare Corp (b)	2,109	419,100
UnitedHealth Group Inc	21,618	7,136,319
Universal Health Services Inc Class B	1,344	293,019
US Physical Therapy Inc (c)	342	26,707
		26,199,935
Health Care Technology - 0.1%
Certara Inc (b)(c)	2,764	24,351
Claritev Corp Class A (b)(c)	195	8,336
Definitive Healthcare Corp Class A (b)	1,083	3,108
Doximity Inc Class A (b)	3,277	145,106
Evolent Health Inc Class A (b)	2,701	10,804
GoodRx Holdings Inc Class A (b)(c)	1,903	5,157
Health Catalyst Inc (b)	1,582	3,781
HealthStream Inc	541	12,481
LifeMD Inc (b)	812	2,769
OptimizeRx Corp (b)	382	4,683
Phreesia Inc (b)	1,350	22,842
Schrodinger Inc/United States (b)	1,340	23,959
Simulations Plus Inc (b)	347	6,326
Teladoc Health Inc (b)	4,049	28,343
TruBridge Inc (b)(c)	263	5,804
Veeva Systems Inc Class A (b)	3,596	802,736
Waystar Holding Corp (b)	2,791	91,405
		1,201,991
Life Sciences Tools & Services - 0.9%
10X Genomics Inc Class A (b)	2,865	46,728
Adaptive Biotechnologies Corp (b)	2,711	44,027
Agilent Technologies Inc	6,779	922,419
Avantor Inc (b)	16,435	188,345
Azenta Inc (b)	931	30,965
Bio-Rad Laboratories Inc Class A (b)	440	133,316
Bio-Techne Corp	3,756	220,890
BioLife Solutions Inc (b)	913	22,076
Bruker Corp	2,624	123,617
Charles River Laboratories International Inc (b)	1,175	234,389
Codexis Inc (b)	1,773	2,889
CryoPort Inc (b)(c)	1,175	11,280
Cytek Biosciences Inc (b)	2,839	14,337
Danaher Corp	15,206	3,480,958
Fortrea Holdings Inc (b)	2,192	37,812
Ginkgo Bioworks Holdings Inc Class A (b)(c)	925	7,687
Illumina Inc (b)	3,669	481,226
IQVIA Holdings Inc (b)	4,058	914,714
Lifecore Biomedical Inc (b)(c)	894	7,313
Maravai LifeSciences Holdings Inc Class A (b)	2,939	9,552
MaxCyte Inc (b)	2,235	3,464
Medpace Holdings Inc (b)	528	296,551
Mesa Laboratories Inc	116	9,106
Mettler-Toledo International Inc (b)	491	684,547
Niagen Bioscience Inc (b)	1,133	7,206
OmniAb Inc (b)	1,941	3,591
Pacific Biosciences of California Inc (b)(c)	7,613	14,236
Personalis Inc (b)	1,346	10,714
Quanterix Corp (b)	1,200	7,632
Quantum-Si Inc Class A (b)(c)	3,910	4,301
Repligen Corp (b)	1,269	207,938
Revvity Inc	2,780	268,965
Sotera Health Co (b)	4,337	76,505
Standard BioTools Inc (b)	6,291	8,052
Thermo Fisher Scientific Inc	9,010	5,220,845
Waters Corp (b)	1,420	539,359
West Pharmaceutical Services Inc	1,715	471,865
		14,769,417
Pharmaceuticals - 3.1%
Aclaris Therapeutics Inc (b)(c)	2,303	6,932
Alumis Inc (b)	1,587	15,489
Amneal Intermediate Inc Class A (b)	4,417	55,654
Amphastar Pharmaceuticals Inc (b)	824	22,067
Amylyx Pharmaceuticals Inc (b)	1,862	22,493
ANI Pharmaceuticals Inc (b)	405	31,971
Aquestive Therapeutics Inc (b)(c)	2,122	13,708
Arvinas Inc (b)	1,803	21,384
Axsome Therapeutics Inc (b)	1,014	185,197
Bristol-Myers Squibb Co	48,611	2,622,077
Collegium Pharmaceutical Inc (b)	712	32,966
Corcept Therapeutics Inc (b)	2,247	78,196
CorMedix Inc (b)(c)	1,708	19,864
Crinetics Pharmaceuticals Inc (b)	2,303	107,205
Edgewise Therapeutics Inc (b)	1,694	42,037
Elanco Animal Health Inc (b)	11,898	269,252
Eli Lilly & Co	18,975	20,392,053
Enliven Therapeutics Inc (b)	1,025	15,785
Esperion Therapeutics Inc (b)	5,025	18,593
Evolus Inc (b)	1,488	9,895
EyePoint Inc (b)	1,552	28,355
Fulcrum Therapeutics Inc (b)	731	8,268
Harmony Biosciences Holdings Inc (b)	937	35,063
Harrow Inc (b)(c)	756	37,044
Innoviva Inc (b)	1,372	27,426
Jazz Pharmaceuticals PLC (b)	1,452	246,840
Johnson & Johnson	57,473	11,894,037
LENZ Therapeutics Inc (b)	458	7,328
Lexicon Pharmaceuticals Inc (b)	3,462	3,980
Ligand Pharmaceuticals Inc (b)	479	90,565
Liquidia Corp (b)(c)	1,559	53,770
Merck & Co Inc	59,624	6,276,022
Mind Medicine MindMed Inc (b)	1,748	23,406
Nektar Therapeutics (b)(c)	436	18,434
Nuvation Bio Inc Class A (b)	5,691	50,991
Ocular Therapeutix Inc (b)	4,216	51,182
Omeros Corp (b)(c)	1,562	26,827
Organon & Co	5,913	42,396
Pacira BioSciences Inc (b)	1,014	26,242
Perrigo Co PLC	3,136	43,653
Pfizer Inc	135,733	3,379,752
Phathom Pharmaceuticals Inc (b)	1,040	17,254
Phibro Animal Health Corp Class A	438	16,364
Prestige Consumer Healthcare Inc (b)	1,207	74,460
Royalty Pharma PLC Class A	9,089	351,199
Septerna Inc (b)	523	14,581
SIGA Technologies Inc (c)	962	5,878
Supernus Pharmaceuticals Inc (b)	1,394	69,282
Tarsus Pharmaceuticals Inc (b)	907	74,265
Terns Pharmaceuticals Inc (b)	1,614	65,206
Theravance Biopharma Inc (b)(c)	767	14,351
Third Harmonic Bio Inc (b)(d)	456	0
Trevi Therapeutics Inc (b)	2,266	28,370
Viatris Inc	28,061	349,359
WaVe Life Sciences Ltd (b)	2,958	50,286
Xeris Biopharma Holdings Inc (b)(c)	3,794	29,783
Xeris Biopharma Holdings Inc rights (b)(d)	400	0
Zevra Therapeutics Inc (b)	1,292	11,576
Zoetis Inc Class A	10,584	1,331,679
		48,858,292
TOTAL HEALTH CARE		157,685,923
Industrials - 9.2%
Aerospace & Defense - 2.2%
AAR Corp (b)	873	72,276
AeroVironment Inc (b)(c)	762	184,320
AerSale Corp (b)	648	4,607
Archer Aviation Inc Class A (b)(c)	12,730	95,730
Astronics Corp (b)	717	38,890
ATI Inc (b)	3,290	377,560
Axon Enterprise Inc (b)	1,875	1,064,869
Boeing Co (b)	18,048	3,918,582
BWX Technologies Inc	2,182	377,137
Byrna Technologies Inc (b)(c)	383	6,431
Cadre Holdings Inc	675	27,567
Carpenter Technology Corp	1,190	374,660
Curtiss-Wright Corp	900	496,143
Ducommun Inc (b)	360	34,247
GE Aerospace	25,303	7,794,084
General Dynamics Corp	6,017	2,025,683
HEICO Corp	976	315,824
HEICO Corp Class A	1,830	461,947
Hexcel Corp	1,906	140,853
Howmet Aerospace Inc	9,624	1,973,112
Huntington Ingalls Industries Inc	936	318,306
Intuitive Machines Inc Class A (b)(c)	2,544	41,289
Kratos Defense & Security Solutions Inc (b)(c)	4,036	306,373
L3Harris Technologies Inc	4,466	1,311,084
Leonardo DRS Inc	1,780	60,680
Loar Holdings Inc (b)(c)	819	55,692
Lockheed Martin Corp	4,902	2,370,950
Mercury Systems Inc (b)	1,287	93,964
Moog Inc Class A	682	166,101
National Presto Industries Inc	125	13,345
Northrop Grumman Corp	3,211	1,830,944
Redwire Corp Class A (b)(c)	1,344	10,214
Rocket Lab Corp	10,146	707,785
RTX Corp	31,939	5,857,613
StandardAero Inc (b)	3,418	98,028
Textron Inc	4,236	369,252
TransDigm Group Inc	1,345	1,788,648
V2X Inc (b)	482	26,293
Virgin Galactic Holdings Inc Class A (b)(c)	1,535	4,927
VSE Corp	505	87,249
Woodward Inc	1,430	432,318
		35,735,577
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	2,813	452,218
Expeditors International of Washington Inc	3,233	481,749
FedEx Corp	5,185	1,497,739
Forward Air Corp Class A (b)	475	11,875
GXO Logistics Inc (b)	2,751	144,813
Hub Group Inc Class A	1,404	59,824
United Parcel Service Inc Class B	17,583	1,744,058
		4,392,276
Building Products - 0.6%
A O Smith Corp	2,704	180,844
AAON Inc (c)	1,624	123,830
Advanced Drainage Systems Inc	1,713	248,094
Allegion plc	2,032	323,535
American Woodmark Corp (b)	330	17,787
Apogee Enterprises Inc	485	17,659
Armstrong World Industries Inc	1,039	198,553
AZZ Inc	726	77,813
Builders FirstSource Inc (b)	2,646	272,247
Carlisle Cos Inc	1,018	325,617
Carrier Global Corp	19,114	1,009,984
CSW Industrials Inc	407	119,467
Fortune Brands Innovations Inc	2,882	144,158
Gibraltar Industries Inc (b)	672	33,224
Griffon Corp	908	66,874
Hayward Holdings Inc (b)	4,913	75,906
Insteel Industries Inc	439	13,902
Janus International Group Inc (b)	3,216	21,033
JELD-WEN Holding Inc (b)(c)	1,947	4,789
Johnson Controls International plc	15,607	1,868,938
Lennox International Inc	762	370,012
Masco Corp	4,963	314,952
Masterbrand Inc (b)	2,936	32,413
Modine Manufacturing Co (b)	1,260	168,223
Owens Corning	2,000	223,820
Quanex Building Products Corp	994	15,287
Resideo Technologies Inc (b)	3,298	115,826
Simpson Manufacturing Co Inc	978	157,918
Tecnoglass Inc	608	30,595
Trane Technologies PLC	5,307	2,065,484
Trex Co Inc (b)	2,590	90,857
UFP Industries Inc	1,408	128,198
Zurn Elkay Water Solutions Corp	3,557	165,365
		9,023,204
Commercial Services & Supplies - 0.5%
ABM Industries Inc	1,538	65,057
ACCO Brands Corp	2,005	7,479
ACV Auctions Inc Class A (b)	3,911	31,366
Brady Corp Class A	1,076	84,326
BrightView Holdings Inc (b)	1,692	21,438
Brink's Co/The	1,006	117,430
Casella Waste Systems Inc Class A (b)(c)	1,499	146,812
Cintas Corp	8,165	1,535,593
Clean Harbors Inc (b)	1,201	281,610
Copart Inc (b)	21,223	830,881
CoreCivic Inc (b)	2,458	46,972
Deluxe Corp (c)	1,020	22,777
Ennis Inc	605	10,896
Enviri Corp (b)	1,791	32,095
GEO Group Inc/The (b)	3,175	51,181
Healthcare Services Group Inc (b)	1,626	31,089
HNI Corp	1,156	48,598
Interface Inc	1,388	38,753
Liquidity Services Inc (b)	582	17,640
MillerKnoll Inc	1,587	29,010
Montrose Environmental Group Inc (b)	723	17,952
MSA Safety Inc	878	140,603
OPENLANE Inc (b)	2,617	77,934
Perma-Fix Environmental Services Inc (b)(c)	370	4,658
Pitney Bowes Inc (c)	3,683	38,929
Quad/Graphics Inc Class A	668	4,188
Republic Services Inc	4,836	1,024,894
Rollins Inc	6,724	403,574
Tetra Tech Inc	6,285	210,799
UniFirst Corp/MA	372	71,759
Veralto Corp	5,913	589,999
Vestis Corp	2,566	17,115
Virco Mfg. Corp	206	1,316
Waste Management Inc	8,842	1,942,677
		7,997,400
Construction & Engineering - 0.4%
AECOM	3,154	300,671
Ameresco Inc Class A (b)	678	19,859
API Group Corp (b)	8,817	337,338
Arcosa Inc	1,170	124,394
Argan Inc	329	103,082
Bowman Consulting Group Ltd (b)	320	10,566
Comfort Systems USA Inc	841	784,897
Construction Partners Inc Class A (b)	1,143	124,073
Dycom Industries Inc (b)	691	233,489
EMCOR Group Inc	1,069	654,004
Everus Construction Group Inc (b)	1,236	105,752
Fluor Corp (b)	3,841	152,219
Granite Construction Inc	1,055	121,694
Great Lakes Dredge & Dock Corp (b)	1,535	20,139
IES Holdings Inc (b)	213	82,861
Limbach Holdings Inc (b)	255	19,852
MasTec Inc (b)	1,459	317,143
Matrix Service Co (b)	739	8,646
MYR Group Inc (b)	379	82,812
NWPX Infrastructure Inc (b)	209	13,060
Orion Group Holdings Inc (b)	743	7,385
Primoris Services Corp	1,271	157,782
Quanta Services Inc	3,559	1,502,112
Sterling Infrastructure Inc (b)	728	222,935
Tutor Perini Corp	1,089	72,985
Valmont Industries Inc	471	189,493
WillScot Holdings Corp	4,235	79,745
		5,848,988
Electrical Equipment - 1.0%
Acuity Inc	725	261,029
Allient Inc	337	18,114
American Superconductor Corp (b)	1,038	29,874
AMETEK Inc	5,511	1,131,463
Array Technologies Inc (b)	3,512	32,381
Atkore Inc	786	49,715
Blink Charging Co (b)(c)	2,894	1,930
Bloom Energy Corp Class A (b)	5,143	446,875
ChargePoint Holdings Inc Class A (b)(c)	510	3,386
Eaton Corp PLC	9,293	2,959,913
Emerson Electric Co	13,437	1,783,359
EnerSys	903	132,515
Enovix Corp Class B (b)(c)	4,062	29,693
Eos Energy Enterprises Inc (b)(c)	6,300	72,198
Fluence Energy Inc Class A (b)	1,476	29,195
FuelCell Energy Inc (b)(c)	428	3,129
GE Vernova Inc	6,498	4,246,898
Generac Holdings Inc (b)	1,405	191,600
GrafTech International Ltd (b)	418	6,483
Hubbell Inc	1,271	564,464
Hyliion Holdings Corp Class A (b)(c)	2,513	4,624
LSI Industries Inc	717	13,135
Net Power Inc Class A (b)(c)	724	1,651
Nextpower Inc Class A (b)	3,539	308,282
NuScale Power Corp Class A (b)(c)	3,006	42,595
nVent Electric PLC	3,838	391,361
Plug Power Inc (b)(c)	26,502	52,209
Powell Industries Inc	229	73,001
Preformed Line Products Co	56	11,576
Regal Rexnord Corp	1,588	222,828
Rockwell Automation Inc	2,684	1,044,264
Sensata Technologies Holding PLC	3,523	117,281
SES AI Corp Class A (b)(c)	6,061	10,910
Shoals Technologies Group Inc (b)	3,860	32,810
Sunrun Inc (b)	5,568	102,451
Thermon Group Holdings Inc (b)	751	27,907
Vertiv Holdings Co Class A	9,119	1,477,369
Vicor Corp (b)	567	62,143
		15,990,611
Ground Transportation - 0.8%
ArcBest Corp	525	38,950
Avis Budget Group Inc (b)(c)	391	50,173
Covenant Logistics Group Inc Class A	374	8,243
CSX Corp	44,486	1,612,618
Ftai Infrastructure Inc (c)	2,576	11,875
Heartland Express Inc	908	8,199
Hertz Global Holdings Inc (b)(c)	2,754	14,156
JB Hunt Transport Services Inc	1,829	355,448
Knight-Swift Transportation Holdings Inc	3,900	203,892
Landstar System Inc	849	122,001
Lyft Inc Class A (b)	9,514	184,286
Marten Transport Ltd	1,459	16,603
Norfolk Southern Corp	5,346	1,543,497
Old Dominion Freight Line Inc	4,429	694,467
Proficient Auto Logistics Inc (b)	706	6,806
RXO Inc (b)(c)	3,769	47,640
Ryder System Inc	972	186,031
Saia Inc (b)	641	209,299
Schneider National Inc Class B	1,153	30,589
U-Haul Holding Co (b)(c)	1,175	59,232
U-Haul Holding Co Class N	1,397	65,296
Uber Technologies Inc (b)	49,768	4,066,544
Union Pacific Corp	14,142	3,271,327
Universal Logistics Holdings Inc	154	2,339
Werner Enterprises Inc	1,386	41,594
XPO Inc (b)	2,815	382,587
		13,233,692
Industrial Conglomerates - 0.3%
3M Co	12,719	2,036,311
Honeywell International Inc	15,150	2,955,614
		4,991,925
Machinery - 1.8%
3D Systems Corp (b)(c)	2,837	5,021
AGCO Corp	1,484	154,811
Alamo Group Inc	249	41,800
Albany International Corp Class A	682	34,577
Allison Transmission Holdings Inc	1,991	194,919
Astec Industries Inc	622	26,945
Atmus Filtration Technologies Inc	1,992	103,405
Blue Bird Corp (b)	733	34,451
Caterpillar Inc	11,180	6,404,687
CECO Environmental Corp (b)	695	41,596
Chart Industries Inc (b)	1,047	215,923
CNH Industrial NV Class A	21,266	196,073
Columbus McKinnon Corp/NY	756	13,041
Crane Co	1,166	215,045
Cummins Inc	3,289	1,678,870
Deere & Co	6,012	2,799,007
Donaldson Co Inc	2,786	247,007
Douglas Dynamics Inc	528	17,239
Dover Corp	3,274	639,216
Energy Recovery Inc (b)	1,223	16,498
Enerpac Tool Group Corp Class A	1,243	47,532
Enpro Inc	514	110,063
Esab Corp	1,371	153,168
ESCO Technologies Inc	621	121,337
Federal Signal Corp	1,432	155,501
Flowserve Corp	3,122	216,604
Fortive Corp	8,048	444,330
Franklin Electric Co Inc	957	91,422
Gates Industrial Corp PLC (b)	6,171	132,491
Gorman-Rupp Co/The	457	21,822
Graco Inc	3,925	321,732
Graham Corp (b)	218	14,002
Greenbrier Cos Inc/The	716	33,466
Helios Technologies Inc (c)	765	40,920
Hillenbrand Inc	1,615	51,228
Hillman Solutions Corp (b)	4,668	40,425
Hyster-Yale Inc Class A	256	7,606
IDEX Corp	1,796	319,580
Illinois Tool Works Inc	6,321	1,556,862
Ingersoll Rand Inc	8,660	686,045
ITT Inc	1,855	321,861
JBT Marel Corp	1,245	187,584
Kadant Inc	289	82,371
Kennametal Inc	1,794	50,968
Lincoln Electric Holdings Inc	1,315	315,127
Lindsay Corp (c)	257	30,293
Manitowoc Co Inc/The (b)	819	9,820
Mayville Engineering Co Inc (b)	257	4,810
Middleby Corp/The (b)	1,119	166,362
Miller Industries Inc/TN	265	9,903
Mueller Industries Inc	2,633	302,268
Mueller Water Products Inc Class A1	3,808	90,707
Nordson Corp	1,279	307,510
Oshkosh Corp	1,540	193,470
Otis Worldwide Corp	9,375	818,906
PACCAR Inc	12,548	1,374,131
Parker-Hannifin Corp	3,048	2,679,070
Pentair PLC	3,892	405,313
Proto Labs Inc (b)	565	28,583
RBC Bearings Inc (b)	751	336,771
REV Group Inc	1,201	73,033
Snap-on Inc	1,241	427,649
SPX Technologies Inc (b)	1,182	236,471
Standex International Corp	298	64,749
Stanley Black & Decker Inc	3,702	274,985
Symbotic Inc Class A (b)(c)	1,131	67,295
Tennant CO	434	31,986
Terex Corp (c)	1,607	85,782
Timken Co/The	1,534	129,055
Titan International Inc (b)	1,001	7,838
Toro Co/The	2,355	185,386
Trinity Industries Inc	1,867	49,363
Wabash National Corp	905	7,828
Watts Water Technologies Inc Class A	654	180,517
Westinghouse Air Brake Technologies Corp	4,085	871,943
Worthington Enterprises Inc	726	37,440
Xylem Inc/NY	5,807	790,797
		28,884,212
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	844	15,555
Kirby Corp (b)	1,332	146,760
Matson Inc (c)	773	95,504
		257,819
Passenger Airlines - 0.1%
Alaska Air Group Inc (b)	2,768	139,230
Allegiant Travel Co (b)(c)	324	27,627
American Airlines Group Inc (b)	15,709	240,819
Delta Air Lines Inc	15,494	1,075,285
Frontier Group Holdings Inc (b)(c)	1,317	6,203
JetBlue Airways Corp (b)(c)	6,631	30,171
Joby Aviation Inc Class A (b)	5,241	69,181
SkyWest Inc (b)	969	97,297
Southwest Airlines Co	12,532	517,948
Sun Country Airlines Holdings Inc (b)	1,236	17,786
United Airlines Holdings Inc (b)	7,732	864,592
		3,086,139
Professional Services - 0.7%
Alight Inc Class A	10,929	21,312
Amentum Holdings Inc (b)	3,683	106,807
Automatic Data Processing Inc	9,656	2,483,813
Barrett Business Services Inc	569	20,603
BlackSky Technology Inc Class A (b)(c)	693	12,994
Booz Allen Hamilton Holding Corp Class A	2,944	248,356
Broadridge Financial Solutions Inc	2,798	624,430
CACI International Inc (b)	525	279,725
Cbiz Inc (b)	1,126	56,807
Clarivate PLC (b)(c)	10,622	35,477
Concentrix Corp	1,034	42,994
Conduent Inc (b)	3,494	6,708
CRA International Inc	150	30,104
CSG Systems International Inc	636	48,775
Dayforce Inc (b)	3,797	262,601
Equifax Inc	2,960	642,261
ExlService Holdings Inc (b)	3,866	164,073
Exponent Inc	1,253	87,033
First Advantage Corp (b)	1,856	26,968
Franklin Covey Co (b)	234	3,927
FTI Consulting Inc (b)	759	129,660
Genpact Ltd	3,823	178,840
Huron Consulting Group Inc (b)	394	68,127
ICF International Inc	471	40,176
Innodata Inc (b)(c)	731	37,244
Insperity Inc	842	32,602
Jacobs Solutions Inc	2,851	377,643
KBR Inc	3,084	123,977
Kelly Services Inc Class A	665	5,852
Kforce Inc	388	11,997
Korn Ferry	1,336	88,203
Legalzoom.com Inc (b)	2,779	27,595
Leidos Holdings Inc	3,064	552,746
ManpowerGroup Inc	1,075	31,960
Maximus Inc	1,350	116,532
Mistras Group Inc (b)	397	5,022
Parsons Corp (b)	1,303	80,525
Paychex Inc	7,747	869,058
Paycom Software Inc	1,198	190,913
Paylocity Holding Corp (b)	1,073	163,633
Planet Labs PBC Class A (b)	6,088	120,055
Resolute Holdings Management Inc	97	20,024
Resources Connection Inc	678	3,417
Robert Half Inc	2,474	67,194
Science Applications International Corp	1,133	114,048
Spire Global Inc Class A (b)(c)	636	4,770
SS&C Technologies Holdings Inc	4,999	437,013
TransUnion	4,648	398,566
TriNet Group Inc	694	41,036
TrueBlue Inc (b)	552	2,511
TTEC Holdings Inc (b)(c)	318	1,144
UL Solutions Inc Class A	1,517	119,631
Upwork Inc (b)	3,051	60,471
Verisk Analytics Inc	3,337	746,454
Verra Mobility Corp Class A (b)	3,887	87,108
Willdan Group Inc (b)	326	33,793
		10,595,308
Trading Companies & Distributors - 0.5%
Air Lease Corp Class A	2,502	160,703
Alta Equipment Group Inc Class A	399	1,835
Applied Industrial Technologies Inc	907	232,890
BlueLinx Holdings Inc (b)	173	10,627
Boise Cascade Co	934	68,742
Core & Main Inc Class A (b)	4,525	235,164
Custom Truck One Source Inc Class A (b)	1,430	8,237
Distribution Solutions Group Inc (b)	113	3,095
DNOW Inc (b)	2,456	32,542
DXP Enterprises Inc/TX (b)	282	30,961
Fastenal Co	27,389	1,099,122
Ferguson Enterprises Inc	4,705	1,047,474
FTAI Aviation Ltd	2,449	482,086
GATX Corp	840	142,464
Global Industrial Co	319	9,321
Herc Holdings Inc	741	109,950
Hudson Technologies Inc (b)	784	5,370
McGrath RentCorp	636	66,735
MSC Industrial Direct Co Inc Class A	1,106	93,015
NPK International Inc (b)	2,035	24,257
QXO Inc (b)(c)	11,611	223,976
Rush Enterprises Inc Class A	1,491	80,425
SiteOne Landscape Supply Inc (b)	1,073	133,653
Titan Machinery Inc (b)(c)	451	6,783
Transcat Inc (b)(c)	207	11,743
United Rentals Inc	1,536	1,243,117
Watsco Inc	834	281,016
Wesco International Inc	1,161	284,027
Willis Lease Finance Corp	69	9,359
WW Grainger Inc	1,049	1,058,493
Xometry Inc Class A (b)	1,079	64,168
		7,261,350
TOTAL INDUSTRIALS		147,298,501
Information Technology - 31.8%
Communications Equipment - 0.9%
ADTRAN Holdings Inc (b)	1,787	15,529
Applied Optoelectronics Inc (b)(c)	1,345	46,887
Arista Networks Inc (b)	24,601	3,223,469
Aviat Networks Inc (b)	252	5,387
Calix Inc (b)	1,452	76,854
Ciena Corp (b)	3,375	789,311
Cisco Systems Inc	94,483	7,278,025
Clearfield Inc (b)(c)	257	7,492
CommScope Holding Co Inc (b)	5,327	96,579
Digi International Inc (b)	879	38,052
Extreme Networks Inc (b)	3,303	54,995
F5 Inc (b)	1,368	349,196
Harmonic Inc (b)	2,685	26,555
Lumentum Holdings Inc (b)	1,666	614,071
Motorola Solutions Inc	3,972	1,522,547
Netgear Inc (b)	682	16,729
NetScout Systems Inc (b)	1,567	42,403
Ribbon Communications Inc (b)	1,924	5,541
Viasat Inc (b)	3,222	111,030
Viavi Solutions Inc (b)	5,380	95,872
		14,416,524
Electronic Equipment, Instruments & Components - 0.8%
908 Devices Inc (b)(c)	569	2,986
Advanced Energy Industries Inc	908	190,108
Aeva Technologies Inc (b)(c)	573	7,609
Amphenol Corp Class A	29,131	3,936,763
Arlo Technologies Inc (b)	2,432	34,024
Arrow Electronics Inc (b)	1,221	134,530
Avnet Inc	2,026	97,410
Badger Meter Inc	708	123,482
Bel Fuse Inc Class B	264	44,782
Belden Inc	964	112,354
Benchmark Electronics Inc	851	36,389
CDW Corp/DE	3,123	425,353
Climb Global Solutions Inc	99	10,176
Cognex Corp	3,960	142,481
Coherent Corp (b)	3,712	685,124
Corning Inc	18,605	1,629,054
Crane NXT Co (c)	1,213	57,096
CTS Corp (c)	710	30,438
Daktronics Inc (b)	933	18,445
ePlus Inc	621	54,462
Evolv Technologies Holdings Inc Class A (b)	3,165	22,661
Flex Ltd (b)	8,963	541,544
Insight Enterprises Inc (b)	783	63,791
IPG Photonics Corp (b)	633	45,323
Itron Inc (b)	1,100	102,146
Jabil Inc	2,563	584,415
Keysight Technologies Inc (b)	4,109	834,908
Kimball Electronics Inc (b)	533	14,828
Knowles Corp (b)	2,155	46,182
Lightwave Logic Inc (b)	2,790	9,040
Littelfuse Inc	586	148,211
Methode Electronics Inc	773	5,133
MicroVision Inc (b)(c)	7,139	5,912
Mirion Technologies Inc Class A (b)	5,889	137,920
Napco Security Technologies Inc	815	33,986
nLight Inc (b)	1,171	43,924
Novanta Inc (b)	873	103,878
OSI Systems Inc (b)	384	97,943
Ouster Inc Class A (b)	1,319	28,543
PC Connection Inc	278	16,057
Plexus Corp (b)	661	97,167
Powerfleet Inc NJ (b)(c)	2,920	15,534
Ralliant Corp	2,672	136,032
Red Cat Holdings Inc (b)(c)	2,331	18,485
Rogers Corp (b)	403	36,903
Sanmina Corp (b)	1,277	191,639
ScanSource Inc (b)	509	19,882
SmartRent Inc Class A (b)	3,689	7,452
TD SYNNEX Corp	1,825	274,170
Teledyne Technologies Inc (b)	1,118	570,996
Trimble Inc (b)	5,665	443,853
TTM Technologies Inc (b)	2,476	170,844
Vishay Intertechnology Inc (c)	3,098	44,890
Vishay Precision Group Inc (b)(c)	316	12,166
Vontier Corp	3,489	129,721
Zebra Technologies Corp Class A (b)	1,213	294,541
		13,123,686
IT Services - 1.2%
Accenture PLC Class A	14,863	3,987,744
Akamai Technologies Inc (b)	3,409	297,435
Amdocs Ltd	2,677	215,525
Applied Digital Corp (b)(c)	5,563	136,405
ASGN Inc (b)	1,101	53,035
Backblaze Inc Class A (b)	1,385	6,454
BigBear.ai Holdings Inc (b)(c)	8,503	45,916
Cloudflare Inc Class A (b)	7,470	1,472,711
Cognizant Technology Solutions Corp Class A	11,647	966,701
Commerce.com Inc (b)	1,373	5,657
DigitalOcean Holdings Inc (b)	1,667	80,216
DXC Technology Co (b)	4,468	65,456
EPAM Systems Inc (b)	1,330	272,490
Fastly Inc Class A (b)	3,533	35,966
Gartner Inc (b)	1,805	455,365
GoDaddy Inc Class A (b)	3,288	407,975
Grid Dynamics Holdings Inc (b)	1,683	15,197
Hackett Group Inc/The	537	10,541
IBM Corporation	22,230	6,584,749
Kyndryl Holdings Inc (b)	5,508	146,292
MongoDB Inc Class A (b)	1,951	818,815
Okta Inc Class A (b)	3,987	344,756
Rackspace Technology Inc (b)	1,635	1,587
Snowflake Inc (b)	7,964	1,746,983
TSS Inc/MD (b)(c)	543	3,839
Twilio Inc Class A (b)	3,665	521,310
Unisys Corp (b)	1,472	4,063
VeriSign Inc	2,003	486,629
		19,189,812
Semiconductors & Semiconductor Equipment - 12.7%
ACM Research Inc Class A (b)	1,209	47,695
Advanced Micro Devices Inc (b)	38,731	8,294,631
Aehr Test Systems (b)(c)	628	12,679
Alpha & Omega Semiconductor Ltd (b)	552	10,935
Ambarella Inc (b)	988	69,990
Ambiq Micro Inc	94	2,679
Amkor Technology Inc (c)	2,728	107,701
Analog Devices Inc	11,839	3,210,737
Applied Materials Inc	19,151	4,921,615
Atomera Inc (b)(c)	611	1,350
Axcelis Technologies Inc (b)	778	62,505
Broadcom Inc	112,255	38,851,456
CEVA Inc (b)	540	11,621
Cirrus Logic Inc (b)	1,221	144,689
Cohu Inc (b)	1,038	24,154
Credo Technology Group Holding Ltd (b)	3,608	519,155
Diodes Inc (b)	1,161	57,284
Enphase Energy Inc (b)	3,141	100,669
Entegris Inc	3,624	305,322
First Solar Inc (b)	2,561	669,010
FormFactor Inc (b)	1,860	103,751
Ichor Holdings Ltd (b)	756	13,933
Impinj Inc (b)	626	108,930
Intel Corp (b)	104,471	3,854,980
KLA Corp	3,149	3,826,287
Kopin Corp (b)	3,747	8,768
Lam Research Corp	30,202	5,169,978
Lattice Semiconductor Corp (b)	3,272	240,754
MACOM Technology Solutions Holdings Inc (b)	1,527	261,545
Marvell Technology Inc	20,581	1,748,973
MaxLinear Inc Class A (b)	1,881	32,786
Microchip Technology Inc	12,884	820,968
Micron Technology Inc	26,709	7,623,016
MKS Inc	1,603	256,159
Monolithic Power Systems Inc	1,143	1,035,969
Navitas Semiconductor Corp Class A (b)(c)	4,205	30,024
NVE Corp	106	6,289
NVIDIA Corp	582,330	108,604,545
ON Semiconductor Corp (b)	9,761	528,558
Onto Innovation Inc (b)	1,173	185,170
PDF Solutions Inc (b)	709	20,228
Penguin Solutions Inc (b)	1,090	21,320
Photronics Inc (b)	1,409	45,088
Power Integrations Inc	1,291	45,882
Qnity Electronics Inc	4,995	407,842
Qorvo Inc (b)	2,000	169,020
QUALCOMM Inc	25,731	4,401,288
Rambus Inc (b)	2,575	236,617
Rigetti Computing Inc Class A (b)(c)	7,745	171,552
Semtech Corp (b)	2,072	152,686
Silicon Laboratories Inc (b)	796	104,037
SiTime Corp (b)	523	184,718
SkyWater Technology Inc (b)	645	11,713
Skyworks Solutions Inc	3,554	225,359
SolarEdge Technologies Inc (b)(c)	1,363	39,323
Synaptics Inc (b)	943	69,801
Teradyne Inc	3,799	735,334
Texas Instruments Inc	21,692	3,763,345
Ultra Clean Holdings Inc (b)	1,182	29,940
Universal Display Corp	1,061	123,904
Veeco Instruments Inc (b)	1,410	40,298
		202,886,555
Software - 9.7%
8x8 Inc (b)	2,850	5,615
A10 Networks Inc	1,631	28,852
ACI Worldwide Inc (b)	2,475	118,330
Adeia Inc (c)	2,521	43,487
Adobe Inc (b)	10,117	3,540,849
Agilysys Inc (b)	624	74,156
Alarm.com Holdings Inc (b)	1,241	63,316
Alkami Technology Inc (b)(c)	1,796	41,434
Amplitude Inc Class A (b)	2,162	25,036
Appfolio Inc Class A (b)	546	127,027
Appian Corp Class A (b)	965	34,180
AppLovin Corp Class A (b)	6,461	4,353,551
Arteris Inc (b)	714	11,067
Asana Inc Class A (b)	2,337	32,040
Atlassian Corp Class A (b)	3,948	640,129
Aurora Innovation Inc Class A (b)(c)	27,569	105,865
Autodesk Inc (b)	5,104	1,510,835
AvePoint Inc Class A (b)	3,182	44,198
Bentley Systems Inc Class B	3,543	135,219
BILL Holdings Inc (b)	2,199	119,933
Blackbaud Inc (b)	857	54,265
BlackLine Inc (b)(c)	1,279	70,716
Blend Labs Inc Class A (b)(c)	5,180	15,747
Box Inc Class A (b)	3,515	105,134
Braze Inc Class A (b)	1,992	68,306
C3.ai Inc Class A (b)(c)	3,006	40,521
Cadence Design Systems Inc (b)	6,503	2,032,708
Ccc Intelligent Solutions Holdings Inc Class A (b)(c)	13,396	106,498
Cerence Inc (b)	1,036	11,075
Cipher Mining Inc (b)(c)	6,963	102,774
Circle Internet Group Inc Class A	1,276	101,187
Cleanspark Inc (b)(c)	6,805	68,867
Clear Secure Inc Class A	2,137	74,966
Clearwater Analytics Holdings Inc Class A (b)	6,880	165,946
Commvault Systems Inc (b)	1,063	133,258
Confluent Inc Class A (b)	6,976	210,954
Consensus Cloud Solutions Inc (b)(c)	470	10,255
Core Scientific Inc (b)(c)	7,314	106,492
Crowdstrike Holdings Inc Class A (b)	5,947	2,787,716
Daily Journal Corp (b)	21	10,234
Datadog Inc Class A (b)	7,718	1,049,571
Digimarc Corp (b)	320	2,098
Digital Turbine Inc (b)	2,244	11,220
Docusign Inc (b)	4,822	329,825
Dolby Laboratories Inc Class A	1,493	95,880
Domo Inc Class B (b)	725	6,112
Dropbox Inc Class A (b)	4,422	122,932
Dynatrace Inc (b)	7,176	311,008
Elastic NV (b)	2,220	167,477
Expensify Inc Class A (b)	1,068	1,612
Fair Isaac Corp (b)	573	968,725
Five9 Inc (b)	1,805	36,190
Fortinet Inc (b)	15,543	1,234,270
Freshworks Inc Class A (b)	4,648	56,938
Gen Digital Inc	13,302	361,681
Gitlab Inc Class A (b)	3,325	124,787
Guidewire Software Inc (b)	2,004	402,824
HubSpot Inc (b)	1,259	505,237
I3 Verticals Inc Class A (b)(c)	492	12,393
Intapp Inc (b)	1,372	62,865
InterDigital Inc (c)	619	197,077
Intuit Inc	6,655	4,408,405
Jamf Holding Corp (b)	1,937	25,200
Klaviyo Inc Class A (b)	3,004	97,540
LiveRamp Holdings Inc (b)	1,642	48,226
Manhattan Associates Inc (b)	1,440	249,566
MARA Holdings Inc (b)(c)	8,914	80,048
Microsoft Corp	177,394	85,791,286
Mitek Systems Inc (b)	955	10,075
N-able Inc/US (b)	1,639	12,260
nCino Inc (b)	2,618	67,126
NCR Voyix Corp (b)	3,165	32,283
NextNav Inc Class A (b)(c)	2,017	33,563
Nutanix Inc Class A (b)	6,379	329,731
OneSpan Inc	932	11,967
Onestream Inc Class A (b)	1,805	33,176
Ooma Inc (b)	624	7,320
Oracle Corp	39,552	7,709,080
PagerDuty Inc (b)	2,165	28,383
Palantir Technologies Inc Class A (b)	54,277	9,647,737
Palo Alto Networks Inc (b)	15,938	2,935,780
PAR Technology Corp (b)	932	33,813
Pegasystems Inc	2,205	131,683
Pivotal Software Inc rights (b)(d)	193	0
Porch Group Inc (b)	2,261	20,643
Procore Technologies Inc (b)	2,768	201,344
Progress Software Corp (b)	986	42,359
PTC Inc (b)	2,857	497,718
Q2 Holdings Inc (b)	1,512	109,106
Qualys Inc (b)	869	115,490
Rapid7 Inc (b)	1,257	19,106
Red Violet Inc	317	18,053
Rekor Systems Inc (b)	2,820	3,891
RingCentral Inc Class A (b)	2,017	58,251
Riot Platforms Inc (b)	7,733	97,977
Roper Technologies Inc	2,564	1,141,313
Rubrik Inc Class A (b)	3,184	243,512
Salesforce Inc	22,813	6,043,392
Samsara Inc Class A (b)	7,176	254,389
SEMrush Holdings Inc Class A (b)	1,063	12,639
SentinelOne Inc Class A (b)	7,671	115,065
Servicenow Inc (b)	24,815	3,801,410
SoundHound AI Inc Class A (b)(c)	9,050	90,229
Sprinklr Inc Class A (b)	2,833	22,041
Sprout Social Inc Class A (b)	1,127	12,701
SPS Commerce Inc (b)	921	82,089
Strategy Inc Class A (b)(c)	6,300	957,285
Synopsys Inc (b)	4,417	2,074,753
Telos Corp (b)	1,306	6,661
Tenable Holdings Inc (b)	2,974	69,978
Teradata Corp (b)	2,339	71,199
Terawulf Inc (b)(c)	7,420	85,256
Tyler Technologies Inc (b)	1,032	468,476
UiPath Inc Class A (b)	10,168	166,654
Unity Software Inc (b)	8,075	356,673
Varonis Systems Inc (b)	2,738	89,806
Veritone Inc (b)	1,095	5,091
Vertex Inc Class A (b)	1,691	33,769
Viant Technology Inc Class A (b)	339	4,081
Weave Communications Inc (b)	1,553	11,787
Workday Inc Class A (b)	5,155	1,107,191
Workiva Inc Class A (b)	1,265	109,106
Xperi Inc (b)	925	5,421
Yext Inc (b)	2,483	20,013
Zeta Global Holdings Corp Class A (b)	4,723	96,113
Zoom Communications Inc Class A (b)	6,209	535,775
Zscaler Inc (b)	2,379	535,085
		154,930,599
Technology Hardware, Storage & Peripherals - 6.5%
Apple Inc	354,180	96,287,375
CompoSecure Inc Class A (b)	1,090	21,015
Corsair Gaming Inc (b)(c)	992	5,892
Dell Technologies Inc Class C	7,237	910,994
Diebold Nixdorf Inc (b)	917	62,255
Eastman Kodak Co (b)	1,208	10,220
Hewlett Packard Enterprise Co	31,332	752,595
HP Inc	22,425	499,629
Immersion Corp	765	5,202
IonQ Inc (b)(c)	7,095	318,353
NetApp Inc	4,776	511,462
Pure Storage Inc Class A (b)	7,425	497,549
Sandisk Corp/DE	3,296	782,404
Seagate Technology Holdings PLC	5,077	1,398,155
Super Micro Computer Inc (b)	11,973	350,450
Turtle Beach Corp (b)	352	4,938
Western Digital Corp	8,281	1,426,568
Xerox Holdings Corp (c)	2,584	6,124
		103,851,180
TOTAL INFORMATION TECHNOLOGY		508,398,356
Materials - 2.1%
Chemicals - 1.1%
AdvanSix Inc	631	10,916
Air Products and Chemicals Inc	5,312	1,312,170
Albemarle Corp	2,814	398,012
American Vanguard Corp (b)	736	2,812
Arq Inc (b)	671	2,194
Ashland Inc	1,152	67,588
ASP Isotopes Inc (b)(c)	1,835	9,817
Aspen Aerogels Inc (b)(c)	1,667	4,718
Avient Corp	2,281	71,258
Axalta Coating Systems Ltd (b)	5,141	166,106
Balchem Corp	784	120,234
Cabot Corp	1,295	85,833
Celanese Corp	2,665	112,676
CF Industries Holdings Inc	3,860	298,532
Chemours Co/The	3,441	40,569
Corteva Inc	16,200	1,085,886
Dow Inc	17,002	397,507
DuPont de Nemours Inc	9,992	401,678
Eastman Chemical Co	2,754	175,788
Ecolab Inc	6,086	1,597,697
Ecovyst Inc (b)	2,685	26,125
Element Solutions Inc	5,422	135,496
FMC Corp	2,829	39,238
Hawkins Inc	515	73,161
HB Fuller Co	1,350	80,271
Huntsman Corp	4,182	41,820
Ingevity Corp (b)	851	50,362
Innospec Inc	572	43,781
International Flavors & Fragrances Inc	6,123	412,629
Intrepid Potash Inc (b)	276	7,653
Koppers Holdings Inc	493	13,350
Kronos Worldwide Inc (c)	459	2,029
Linde PLC	11,173	4,764,056
LSB Industries Inc (b)(c)	1,389	11,807
LyondellBasell Industries NV Class A1	6,181	267,637
Mativ Holdings Inc	1,277	15,516
Minerals Technologies Inc	724	44,128
Mosaic Co/The	7,566	182,265
NewMarket Corp	185	127,143
Olin Corp	2,844	59,241
Origin Materials Inc Class A (b)	2,094	443
Perimeter Solutions Inc (b)	3,365	92,638
PPG Industries Inc	5,387	551,952
PureCycle Technologies Inc (b)(c)	3,264	28,038
Quaker Chemical Corp (c)	320	43,939
Rayonier Advanced Materials Inc (b)	1,640	9,660
RPM International Inc	3,043	316,472
Scotts Miracle-Gro Co/The	1,043	60,859
Sensient Technologies Corp	1,035	97,238
Sherwin-Williams Co/The	5,529	1,791,562
Solstice Advanced Materials Inc	3,788	184,021
Stepan Co	519	24,580
Trinseo PLC (c)	793	394
Tronox Holdings PLC	2,600	10,842
Westlake Corp (c)	830	61,370
		16,033,707
Construction Materials - 0.3%
Amrize Ltd (United States)	12,281	664,156
CRH PLC	16,032	2,000,794
Eagle Materials Inc	775	160,177
Knife River Corp (b)	1,368	96,239
Martin Marietta Materials Inc	1,437	894,762
United States Lime & Minerals Inc	274	32,809
Vulcan Materials Co	3,146	897,302
		4,746,239
Containers & Packaging - 0.2%
Amcor PLC	54,968	458,433
AptarGroup Inc	1,564	190,745
Ardagh Metal Packaging SA	3,041	12,468
Avery Dennison Corp	1,856	337,569
Ball Corp	6,478	343,140
Crown Holdings Inc	2,742	282,344
Graphic Packaging Holding CO	7,138	107,498
Greif Inc Class A	607	41,094
International Paper Co	12,638	497,811
Myers Industries Inc	840	15,725
O-I Glass Inc (b)	3,821	56,398
Packaging Corp of America	2,129	439,064
Ranpak Holdings Corp Class A (b)(c)	939	5,080
Sealed Air Corp	3,518	145,751
Silgan Holdings Inc	2,168	87,522
Smurfit WestRock PLC	12,487	482,872
Sonoco Products Co	2,408	105,085
TriMas Corp	739	26,198
		3,634,797
Metals & Mining - 0.5%
Alcoa Corp	6,199	329,415
Alpha Metallurgical Resources Inc (b)	252	50,370
Century Aluminum Co (b)	1,219	47,760
Cleveland-Cliffs Inc (b)	11,877	157,727
Coeur Mining Inc (b)	15,373	274,101
Commercial Metals Co	2,686	185,925
Compass Minerals International Inc (b)(c)	746	14,651
Contango ORE Inc (b)	209	5,519
Freeport-McMoRan Inc	34,287	1,741,437
Hecla Mining Co	15,818	303,547
Idaho Strategic Resources Inc (b)(c)	308	12,412
Ivanhoe Electric Inc / US (b)(c)	2,193	35,044
Kaiser Aluminum Corp	385	44,221
Materion Corp (c)	514	63,900
Mesabi Trust	279	10,747
Metallus Inc (b)(c)	852	14,620
MP Materials Corp (b)(c)	3,220	162,674
Newmont Corp	26,223	2,618,367
Nucor Corp	5,483	894,332
Olympic Steel Inc	224	9,584
Ramaco Resources Inc Class A (b)(c)	912	16,416
Reliance Inc	1,254	362,243
Royal Gold Inc	1,576	350,329
Ryerson Holding Corp (c)	617	15,524
Steel Dynamics Inc	3,306	560,202
SunCoke Energy Inc	1,893	13,630
Warrior Met Coal Inc	1,274	112,329
Worthington Steel Inc	753	26,069
		8,433,095
Paper & Forest Products - 0.0%
Clearwater Paper Corp (b)(c)	336	5,846
Louisiana-Pacific Corp	1,520	122,755
Sylvamo Corp	867	41,746
		170,347
TOTAL MATERIALS		33,018,185
Real Estate - 2.2%
Diversified REITs - 0.0%
Alexander & Baldwin Inc	1,756	36,244
Alpine Income Property Trust Inc	268	4,481
American Assets Trust Inc	1,082	20,482
Armada Hoffler Properties Inc Class A	1,880	12,446
Broadstone Net Lease Inc Class A	4,694	81,535
CTO Realty Growth Inc	710	13,071
Essential Properties Realty Trust Inc	4,735	140,440
Gladstone Commercial Corp	1,107	11,812
Global Net Lease Inc	4,652	40,007
WP Carey Inc	5,190	334,028
		694,546
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc	3,751	183,574
American Healthcare REIT Inc	4,021	189,228
CareTrust REIT Inc	5,259	190,165
Community Healthcare Trust Inc	721	11,839
Diversified Healthcare Trust	5,055	24,517
Global Medical REIT Inc	290	9,785
Healthcare Realty Trust Inc	8,498	144,041
Healthpeak Properties Inc	16,624	267,314
LTC Properties Inc	1,203	41,359
Medical Properties Trust Inc (c)	12,262	61,310
National Health Investors Inc	1,184	90,422
Omega Healthcare Investors Inc	7,030	311,710
Sabra Health Care REIT Inc	5,809	110,022
Sila Realty Trust Inc	1,256	29,277
Universal Health Realty Income Trust	343	13,449
Ventas Inc	10,835	838,412
Welltower Inc	15,960	2,962,337
		5,478,761
Hotel & Resort REITs - 0.0%
Apple Hospitality REIT Inc	5,534	65,578
Chatham Lodging Trust	1,072	7,300
DiamondRock Hospitality Co	4,865	43,590
Host Hotels & Resorts Inc	15,228	269,992
Park Hotels & Resorts Inc	5,113	53,482
Pebblebrook Hotel Trust	2,640	29,885
RLJ Lodging Trust	3,619	26,962
Ryman Hospitality Properties Inc	1,506	142,498
Service Properties Trust	3,867	7,115
Summit Hotel Properties Inc	2,531	12,326
Sunstone Hotel Investors Inc	4,906	43,860
Xenia Hotels & Resorts Inc	2,194	31,023
		733,611
Industrial REITs - 0.2%
Americold Realty Trust Inc	6,962	89,531
EastGroup Properties Inc	1,272	226,594
First Industrial Realty Trust Inc	3,156	180,744
Lineage Inc (c)	1,345	47,075
LXP Industrial Trust	1,465	72,635
One Liberty Properties Inc	348	7,061
Plymouth Industrial REIT Inc	1,038	22,711
Prologis Inc	22,154	2,828,180
Rexford Industrial Realty Inc	5,659	219,116
STAG Industrial Inc Class A	4,406	161,965
Terreno Realty Corp	2,458	144,309
		3,999,921
Office REITs - 0.1%
Brandywine Realty Trust	3,884	11,341
BXP Inc	3,518	237,395
COPT Defense Properties	2,750	76,450
Cousins Properties Inc	4,139	106,703
Douglas Emmett Inc	3,870	42,531
Easterly Government Properties Inc	970	20,554
Empire State Realty Trust Inc Class A	3,771	24,587
Highwoods Properties Inc	2,705	69,843
Hudson Pacific Properties Inc (b)	1,247	13,505
JBG SMITH Properties	1,427	24,273
Kilroy Realty Corp	2,626	98,134
NET Lease Office Properties	306	7,892
Orion Properties Inc	1,152	2,603
Peakstone Realty Trust	796	11,423
Piedmont Realty Trust Inc Class A1	2,802	23,369
Postal Realty Trust Inc Class A	523	8,441
SL Green Realty Corp	1,748	80,181
Vornado Realty Trust	3,868	128,727
		987,952
Real Estate Management & Development - 0.2%
Anywhere Real Estate Inc (b)	2,183	30,911
CBRE Group Inc Class A (b)	6,991	1,124,083
Compass Inc Class A (b)	10,996	116,228
CoStar Group Inc (b)	10,124	680,738
Cushman & Wakefield Ltd	5,662	91,668
Douglas Elliman Inc (b)	1,663	3,941
eXp World Holdings Inc (c)	2,114	19,132
Forestar Group Inc (b)	435	10,714
Howard Hughes Holdings Inc (b)	758	60,466
Jones Lang LaSalle Inc (b)	1,127	379,202
Kennedy-Wilson Holdings Inc	3,140	30,364
Marcus & Millichap Inc	548	14,955
Newmark Group Inc Class A	3,868	67,071
Opendoor Technologies Inc Class A (b)(c)	16,077	93,729
Opendoor Technologies Inc warrants 11/20/2026 (b)	510	459
Opendoor Technologies Inc warrants 11/20/2026 (b)	510	265
Opendoor Technologies Inc warrants 11/20/2026 (b)	510	203
RE/MAX Holdings Inc Class A (b)	418	3,172
RMR Group Inc/The Class A	433	6,452
Seaport Entertainment Group Inc (b)(c)	173	3,420
St Joe Co/The	936	55,570
Tejon Ranch Co (b)	522	8,232
Zillow Group Inc Class A (b)	1,214	82,831
Zillow Group Inc Class C (b)	4,178	285,023
		3,168,829
Residential REITs - 0.2%
American Homes 4 Rent Class A	7,793	250,155
Apartment Investment and Management Co Class A	2,780	16,513
AvalonBay Communities Inc	3,394	615,367
Camden Property Trust	2,547	280,374
Centerspace	373	24,887
Elme Communities	2,106	36,644
Equity LifeStyle Properties Inc	4,608	279,291
Equity Residential	8,320	524,494
Essex Property Trust Inc	1,530	400,370
Independence Realty Trust Inc	5,634	98,482
Invitation Homes Inc	13,389	372,080
Mid-America Apartment Communities Inc	2,767	384,364
NexPoint Residential Trust Inc	498	14,990
Sun Communities Inc	2,810	348,187
UDR Inc	7,211	264,499
UMH Properties Inc	1,918	30,515
Veris Residential Inc	1,942	28,897
		3,970,109
Retail REITs - 0.3%
Acadia Realty Trust	3,291	67,597
Agree Realty Corp	2,665	191,960
Alexander's Inc	50	10,897
Brixmor Property Group Inc	7,253	190,174
CBL & Associates Properties Inc	385	14,245
Curbline Properties Corp	2,243	52,060
Federal Realty Investment Trust	1,903	191,822
FrontView REIT Inc	427	6,302
Getty Realty Corp (c)	1,248	34,158
InvenTrust Properties Corp	1,816	51,229
Kimco Realty Corp	16,098	326,306
Kite Realty Group Trust	5,343	128,072
Macerich Co/The	6,228	114,969
NETSTREIT Corp (c)	1,940	34,222
NNN REIT Inc	4,562	180,792
Phillips Edison & Co Inc	3,084	109,698
Realty Income Corp	21,814	1,229,655
Regency Centers Corp	3,853	265,973
Saul Centers Inc	269	8,482
Simon Property Group Inc	7,780	1,440,156
SITE Centers Corp	1,296	8,319
Tanger Inc	2,772	92,502
Urban Edge Properties	2,908	55,805
Whitestone REIT	986	13,696
		4,819,091
Specialized REITs - 0.8%
American Tower Corp	11,178	1,962,522
Crown Castle Inc	10,428	926,736
CubeSmart	5,451	196,509
Digital Realty Trust Inc	7,657	1,184,614
EPR Properties	1,858	92,714
Equinix Inc	2,337	1,790,517
Extra Space Storage Inc	5,088	662,559
Farmland Partners Inc	919	8,905
Four Corners Property Trust Inc	2,436	56,174
Gaming and Leisure Properties Inc	6,736	301,032
Gladstone Land Corp	749	6,853
Iron Mountain Inc	7,061	585,710
Lamar Advertising Co Class A	2,068	261,767
Millrose Properties Inc Class A	2,799	83,606
National Storage Affiliates Trust	1,644	46,377
Outfront Media Inc	3,562	85,844
PotlatchDeltic Corp	1,784	70,968
Public Storage	3,772	978,834
Rayonier Inc	3,467	75,061
Safehold Inc	1,017	13,923
SBA Communications Corp Class A	2,560	495,181
VICI Properties Inc	25,345	712,701
Weyerhaeuser Co	17,267	409,055
		11,008,162
TOTAL REAL ESTATE		34,860,982
Utilities - 2.2%
Electric Utilities - 1.4%
Alliant Energy Corp	6,061	394,026
American Electric Power Co Inc	12,760	1,471,356
Constellation Energy Corp	7,459	2,635,041
Duke Energy Corp	18,546	2,173,777
Edison International	9,193	551,764
Entergy Corp	10,666	985,858
Evergy Inc	5,428	393,476
Eversource Energy	8,870	597,217
Exelon Corp	24,116	1,051,216
FirstEnergy Corp	12,386	554,521
Hawaiian Electric Industries Inc (b)(c)	3,963	48,744
IDACORP Inc	1,278	161,744
MGE Energy Inc	945	74,106
NextEra Energy Inc	49,155	3,946,163
NRG Energy Inc	4,620	735,689
OGE Energy Corp	4,829	206,198
Oklo Inc Class A (b)(c)	2,786	199,923
Otter Tail Corp	1,028	83,073
PG&E Corp	52,536	844,254
Pinnacle West Capital Corp	2,841	251,997
Portland General Electric Co	2,659	127,605
PPL Corp	17,690	619,504
Southern Co/The	26,213	2,285,774
TXNM Energy Inc	2,278	134,129
Xcel Energy Inc	14,107	1,041,943
		21,569,098
Gas Utilities - 0.1%
Atmos Energy Corp	3,821	640,514
Chesapeake Utilities Corp (c)	543	67,745
MDU Resources Group Inc	4,966	96,936
National Fuel Gas Co	2,144	171,649
New Jersey Resources Corp	2,476	114,193
Northwest Natural Holding Co	956	44,683
ONE Gas Inc	1,476	114,021
Southwest Gas Holdings Inc	1,537	122,991
Spire Inc	1,431	118,344
UGI Corp	5,173	193,625
		1,684,701
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	16,994	243,694
Clearway Energy Inc Class A	2,307	72,486
Clearway Energy Inc Class C	653	21,719
Hallador Energy Co (b)	806	15,346
Ormat Technologies Inc	1,451	160,292
Talen Energy Corp (b)	1,091	408,950
Vistra Corp	7,610	1,227,722
		2,150,209
Multi-Utilities - 0.5%
Ameren Corp	6,421	641,201
Avista Corp	2,018	77,774
Black Hills Corp	1,760	122,179
CenterPoint Energy Inc	15,562	596,647
CMS Energy Corp	7,105	496,853
Consolidated Edison Inc	8,627	856,834
Dominion Energy Inc	20,374	1,193,713
DTE Energy Co	4,944	637,677
NiSource Inc	11,159	466,000
Northwestern Energy Group Inc	1,520	98,101
Public Service Enterprise Group Inc	11,932	958,140
Sempra	15,574	1,375,028
Unitil Corp	427	20,683
WEC Energy Group Inc	7,661	807,929
		8,348,759
Water Utilities - 0.1%
American States Water Co	967	70,088
American Water Works Co Inc	4,661	608,261
Cadiz Inc (b)	1,462	8,201
California Water Service Group	1,503	65,125
Consolidated Water Co Ltd	320	11,293
Essential Utilities Inc	6,682	256,322
H2O America	761	37,281
Middlesex Water Co	437	22,034
York Water Co/The	325	10,348
		1,088,953
TOTAL UTILITIES		34,841,720
TOTAL UNITED STATES		1,564,558,143
TOTAL COMMON STOCKS (Cost $984,477,852)		1,572,522,299

U.S. Treasury Obligations - 0.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (g) (Cost $1,498,359)	3.82	1,505,000	1,498,848

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.79	28,343,988	28,349,657
Fidelity Securities Lending Cash Central Fund (h)(i)	3.77	12,079,547	12,080,755
TOTAL MONEY MARKET FUNDS (Cost $40,430,980)			40,430,412

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $1,026,407,191)	1,614,451,559
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(10,674,600)
NET ASSETS - 100.0%	1,603,776,959

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	19	3/2026	2,373,100	(46,507)
CME E-Mini S&P 500 Index Contracts (United States)	78	3/2026	26,880,750	(101,988)
CME E-Mini S&P MidCap 400 Index Contracts (United States)	5	3/2026	1,662,600	(30,559)

TOTAL FUTURES CONTRACTS				(179,054)
The notional amount of long futures as a percentage of Net Assets is 1.9%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $29,347 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,498,848.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	23,797,261	382,395,848	377,844,388	1,117,512	1,504	(568)	28,349,657	28,343,988	0.1%
Fidelity Securities Lending Cash Central Fund	10,316,295	58,503,311	56,738,921	86,648	70	-	12,080,755	12,079,547	0.0%
Total	34,113,556	440,899,159	434,583,309	1,204,160	1,574	(568)	40,430,412

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	154,698,541	154,698,541	-	-
Consumer Discretionary	163,354,016	163,354,016	-	-
Consumer Staples	70,498,786	70,498,786	-	-
Energy	46,158,419	46,158,419	-	-
Financials	216,400,849	216,400,849	-	-
Health Care	157,844,086	157,843,435	-	651
Industrials	147,787,469	147,787,469	-	-
Information Technology	512,167,796	512,167,796	-	-
Materials	33,909,635	33,909,635	-	-
Real Estate	34,860,982	34,860,982	-	-
Utilities	34,841,720	34,841,720	-	-

U.S. Treasury Obligations	1,498,848	-	1,498,848	-

Money Market Funds	40,430,412	40,430,412	-	-
Total Investments in Securities:	1,614,451,559	1,612,952,060	1,498,848	651
Derivative Instruments:

Liabilities
Futures Contracts	(179,054)	(179,054)	-	-
Total Liabilities	(179,054)	(179,054)	-	-
Total Derivative Instruments:	(179,054)	(179,054)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	-	(179,054)
Total Equity Risk	-	(179,054)
Total Value of Derivatives	-	(179,054)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP Total Market Index Portfolio
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $12,511,104) - See accompanying schedule:
Unaffiliated issuers (cost $985,976,211)	$1,574,021,147
Fidelity Central Funds (cost $40,430,980)	40,430,412

Total Investment in Securities (cost $1,026,407,191)		$1,614,451,559
Segregated cash with brokers for derivative instruments		382,010
Foreign currency held at value (cost $97)		98
Receivable for investments sold		171,222
Receivable for fund shares sold		578,772
Dividends receivable		845,640
Distributions receivable from Fidelity Central Funds		80,482
Other receivables		2,137
Total assets		1,616,511,920
Liabilities
Payable to custodian bank	$581
Payable for fund shares redeemed	231,655
Accrued management fee	145,067
Distribution and service plan fees payable	39,983
Payable for daily variation margin on futures contracts	236,934
Other payables and accrued expenses	36
Collateral on securities loaned	12,080,705
Total liabilities		12,734,961
Net Assets		$1,603,776,959
Net Assets consist of:
Paid in capital		$1,031,302,257
Total accumulated earnings (loss)		572,474,702
Net Assets		$1,603,776,959

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($1,397,514,745 ÷ 57,201,299 shares)		$24.43
Service Class :
Net Asset Value, offering price and redemption price per share ($23,590,940 ÷ 967,623 shares)		$24.38
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($182,671,274 ÷ 7,517,389 shares)		$24.30
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$16,215,238
Interest		77,866
Income from Fidelity Central Funds (including $86,648 from security lending)		1,204,160
Total income		17,497,264
Expenses
Management fee	$1,472,637
Distribution and service plan fees	321,216
Independent trustees' fees and expenses	5,095
Interest	1,373
Miscellaneous	4,177
Total expenses before reductions	1,804,498
Expense reductions	(1,233)
Total expenses after reductions		1,803,265
Net Investment income (loss)		15,693,999
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(8,078,012)
Fidelity Central Funds	1,574
Foreign currency transactions	(6)
Futures contracts	2,082,185
Total net realized gain (loss)		(5,994,259)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	208,677,320
Fidelity Central Funds	(568)
Assets and liabilities in foreign currencies	1
Futures contracts	96,757
Total change in net unrealized appreciation (depreciation)		208,773,510
Net gain (loss)		202,779,251
Net increase (decrease) in net assets resulting from operations		$218,473,250
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,693,999	$13,258,784
Net realized gain (loss)	(5,994,259)	2,354,473
Change in net unrealized appreciation (depreciation)	208,773,510	195,326,320
Net increase (decrease) in net assets resulting from operations	218,473,250	210,939,577
Distributions to shareholders	(15,265,934)	(13,954,136)

Share transactions - net increase (decrease)	211,451,282	155,393,473
Total increase (decrease) in net assets	414,658,598	352,378,914

Net Assets
Beginning of period	1,189,118,361	836,739,447
End of period	$1,603,776,959	$1,189,118,361

Financial Highlights
VIP Total Market Index Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.08	$17.26	$13.83	$17.40	$14.07
Income from Investment Operations
Net investment income (loss) A,B	.27	.26	.24	.22	.19
Net realized and unrealized gain (loss)	3.33	3.83	3.36	(3.56)	3.41
Total from investment operations	3.60	4.09	3.60	(3.34)	3.60
Distributions from net investment income	(.25)	(.27)	(.17)	(.20)	(.17)
Distributions from net realized gain	-	-	-	(.03)	(.11)
Total distributions	(.25)	(.27)	(.17)	(.23)	(.27) C
Net asset value, end of period	$24.43	$21.08	$17.26	$13.83	$17.40
Total Return D,E	17.11%	23.69%	26.07%	(19.22)%	25.69%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.11%	.11%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.11%	.11%	.12%	.12%	.12%
Expenses net of all reductions, if any	.11%	.11%	.12%	.12%	.12%
Net investment income (loss)	1.19%	1.32%	1.58%	1.45%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$1,397,515	$1,087,744	$778,339	$548,368	$569,470
Portfolio turnover rate H	6%	2%	2%	6%	3%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Total Market Index Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.04	$17.23	$13.82	$17.40	$14.07
Income from Investment Operations
Net investment income (loss) A,B	.25	.24	.23	.20	.17
Net realized and unrealized gain (loss)	3.33	3.82	3.35	(3.56)	3.41
Total from investment operations	3.58	4.06	3.58	(3.36)	3.58
Distributions from net investment income	(.24)	(.25)	(.17)	(.19)	(.15)
Distributions from net realized gain	-	-	-	(.03)	(.11)
Total distributions	(.24)	(.25)	(.17)	(.22)	(.25) C
Net asset value, end of period	$24.38	$21.04	$17.23	$13.82	$17.40
Total Return D,E	17.02%	23.58%	25.94%	(19.33)%	25.55%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.21%	.21%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.21%	.21%	.22%	.22%	.22%
Expenses net of all reductions, if any	.21%	.21%	.22%	.22%	.22%
Net investment income (loss)	1.10%	1.22%	1.48%	1.35%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$23,591	$5,360	$3,865	$493	$414
Portfolio turnover rate H	6%	2%	2%	6%	3%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Total Market Index Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.98	$17.19	$13.79	$17.36	$14.05
Income from Investment Operations
Net investment income (loss) A,B	.21	.21	.21	.17	.15
Net realized and unrealized gain (loss)	3.32	3.81	3.33	(3.54)	3.41
Total from investment operations	3.53	4.02	3.54	(3.37)	3.56
Distributions from net investment income	(.21)	(.23)	(.14)	(.18)	(.14)
Distributions from net realized gain	-	-	-	(.03)	(.11)
Total distributions	(.21)	(.23)	(.14)	(.20) C	(.25)
Net asset value, end of period	$24.30	$20.98	$17.19	$13.79	$17.36
Total Return D,E	16.86%	23.38%	25.71%	(19.41)%	25.38%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.36%	.36%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.36%	.36%	.37%	.37%	.37%
Expenses net of all reductions, if any	.36%	.36%	.37%	.37%	.37%
Net investment income (loss)	.95%	1.07%	1.33%	1.20%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$182,671	$96,014	$54,535	$31,370	$13,135
Portfolio turnover rate H	6%	2%	2%	6%	3%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Extended Market Index Portfolio, VIP International Index Portfolio and VIP Total Market Index Portfolio (the Funds) are funds of Variable Insurance Products Fund II (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers the following classes of shares: Initial Class, Service Class and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld and dividends, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable and reclaims receivable, as applicable. VIP International Index Portfolio has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. VIP International Index Portfolio is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, certain foreign taxes and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
VIP Extended Market Index Portfolio	368,824,542	126,582,208	(37,793,687)	88,788,521
VIP International Index Portfolio	889,386,722	314,840,186	(55,971,586)	258,868,600
VIP Total Market Index Portfolio	1,040,257,244	640,100,307	(65,905,992)	574,194,315

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
VIP Extended Market Index Portfolio	691,388	(12,754,944)	88,788,784
VIP International Index Portfolio	1,343,471	(23,619,698)	258,997,605
VIP Total Market Index Portfolio	3,076,011	(4,795,628)	574,194,316

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
VIP Extended Market Index Portfolio	(1,038,359)	(11,716,585)	(12,754,944)
VIP International Index Portfolio	(5,022,636)	(18,597,062)	(23,619,698)
VIP Total Market Index Portfolio	-	(4,795,628)	(4,795,628)

The tax character of distributions paid was as follows:

December 31, 2025
	Ordinary Income ($)	Total ($)
VIP Extended Market Index Portfolio	4,481,824	4,481,824
VIP International Index Portfolio	26,142,700	26,142,700
VIP Total Market Index Portfolio	15,265,934	15,265,934

December 31, 2024
	Ordinary Income ($)	Total ($)
VIP Extended Market Index Portfolio	3,555,697	3,555,697
VIP International Index Portfolio	17,618,671	17,618,671
VIP Total Market Index Portfolio	13,954,136	13,954,136

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4.Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Extended Market Index Portfolio	166,330,708	42,817,395
VIP International Index Portfolio	324,515,698	30,405,091
VIP Total Market Index Portfolio	294,638,758	80,740,697
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee.

Each Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee.

Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month based on an annual rate expressed as a percentage of each class's average net assets as noted in the following table:

Management Fee Rate %
VIP Extended Market Index Portfolio
Initial Class	.12
Service Class	.12
Service Class 2.12
VIP International Index Portfolio
Initial Class	.16
Service Class	.16
Service Class 2.16
VIP Total Market Index Portfolio
Initial Class	.11
Service Class	.11
Service Class 2.11

A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class ($)	Service Class 2 ($)	Total ($)
VIP Extended Market Index Portfolio	77,295	64,777	142,072
VIP International Index Portfolio	22,586	441,783	464,369
VIP Total Market Index Portfolio	13,239	307,977	321,216

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, VIP Extended Market Index Portfolio and VIP International Index Portfolio had no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Total Market Index Portfolio	Borrower	10,723,000	4.61%	1,373

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Extended Market Index Portfolio	4,579,220	12,068,411	6,389,371
VIP Total Market Index Portfolio	2,230,300	2,030,548	17,660
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Extended Market Index Portfolio	19,928	2,446	82,853
VIP International Index Portfolio	8,742	2	-
VIP Total Market Index Portfolio	7,989	868	15,957

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Extended Market Index Portfolio	1,105,059
VIP International Index Portfolio	230,195
VIP Total Market Index Portfolio	902,517
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
VIP Extended Market Index Portfolio	2,025
VIP International Index Portfolio	13,999
VIP Total Market Index Portfolio	1,233
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Extended Market Index Portfolio
Distributions to shareholders
Initial Class	$3,280,521	$2,552,856
Service Class	900,059	830,166
Service Class 2	301,244	172,675
Total	$4,481,824	$3,555,697
VIP International Index Portfolio
Distributions to shareholders
Initial Class	$19,730,067	$14,110,542
Service Class	755,703	356,984
Service Class 2	5,656,930	3,151,145
Total	$26,142,700	$17,618,671
VIP Total Market Index Portfolio
Distributions to shareholders
Initial Class	$13,611,066	$ 12,954,202
Service Class	181,148	59,847
Service Class 2	1,473,720	940,087
Total	$15,265,934	$13,954,136
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Extended Market Index Portfolio
Initial Class
Shares sold	8,040,659	3,180,242	$121,038,975	$44,304,131
Reinvestment of distributions	206,953	171,238	3,280,521	2,552,856
Shares redeemed	(2,159,588)	(2,591,549)	(31,241,779)	(35,254,596)
Net increase (decrease)	6,088,024	759,931	$93,077,717	$11,602,391
Service Class
Shares sold	2,230,126	3,142,903	$32,010,639	$42,655,451
Reinvestment of distributions	56,907	55,659	898,508	828,451
Shares redeemed	(1,731,798)	(1,244,424)	(24,707,169)	(16,964,170)
Net increase (decrease)	555,235	1,954,138	$8,201,978	$26,519,732
Service Class 2
Shares sold	1,505,288	902,129	$21,890,453	$12,617,486
Reinvestment of distributions	19,045	11,493	301,244	172,675
Shares redeemed	(460,279)	(262,126)	(6,813,251)	(3,676,097)
Net increase (decrease)	1,064,054	651,496	$15,378,446	$9,114,064
VIP International Index Portfolio
Initial Class
Shares sold	19,236,379	7,021,927	$245,053,493	$78,007,909
Reinvestment of distributions	1,450,307	1,264,490	19,730,067	14,110,542
Shares redeemed	(5,532,195)	(4,612,110)	(68,035,241)	(51,710,576)
Net increase (decrease)	15,154,491	3,674,307	$196,748,319	$40,407,875
Service Class
Shares sold	2,016,213	860,996	$25,254,778	$9,648,701
Reinvestment of distributions	55,012	31,696	752,043	353,608
Shares redeemed	(970,028)	(827,567)	(12,348,565)	(9,365,201)
Net increase (decrease)	1,101,197	65,125	$13,658,256	$637,108
Service Class 2
Shares sold	9,375,554	4,200,170	$120,111,736	$46,464,863
Reinvestment of distributions	417,104	283,491	5,656,930	3,151,145
Shares redeemed	(2,670,373)	(1,514,094)	(33,408,160)	(16,777,966)
Net increase (decrease)	7,122,285	2,969,567	$92,360,506	$32,838,042
VIP Total Market Index Portfolio
Initial Class
Shares sold	11,753,454	9,787,880	$261,167,190	$191,245,836
Reinvestment of distributions	567,383	621,187	13,611,066	12,954,202
Shares redeemed	(6,725,540)	(3,903,819)	(150,320,601)	(76,353,562)
Net increase (decrease)	5,595,297	6,505,248	$124,457,655	$127,846,476
Service Class
Shares sold	1,478,748	129,349	$32,692,141	$2,542,768
Reinvestment of distributions	7,376	2,768	179,228	57,821
Shares redeemed	(773,239)	(101,680)	(17,174,368)	(1,998,060)
Net increase (decrease)	712,885	30,437	$15,697,001	$602,529
Service Class 2
Shares sold	4,790,752	1,903,302	$109,526,483	$36,606,402
Reinvestment of distributions	61,366	45,113	1,473,720	940,087
Shares redeemed	(1,910,382)	(544,845)	(39,703,577)	(10,602,021)
Net increase (decrease)	2,941,736	1,403,570	$71,296,626	$26,944,468
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Extended Market Index Portfolio	41	3	46
VIP International Index Portfolio	54	1	25
VIP Total Market Index Portfolio	66	1	19
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund II and the Shareholders of VIP Extended Market Index Portfolio, VIP International Index Portfolio and VIP Total Market Index Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of VIP Extended Market Index Portfolio, VIP International Index Portfolio and VIP Total Market Index Portfolio (the "Funds"), each a fund of Variable Insurance Products Fund II, including the schedules of investments, as of December 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

VIP Extended Market Index Portfolio	$340,997
VIP International Index Portfolio	$902,020
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Initial Class	Service Class	Service Class 2
VIP Extended Market Index Portfolio
February, 2025	4%	4%	5%
December, 2025	76%	82%	91%
VIP International Index Portfolio
February, 2025	0%	0%	0%
December, 2025	0%	0%	0%
VIP Total Market Index Portfolio
February, 2025	38%	41%	45%
December, 2025	100%	100%	100%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP International Index Portfolio
Initial Class	12/05/25	$0.3429	$0.0278
Service Class	12/05/25	$0.3361	$0.0278
Service Class 2	12/05/25	$0.3245	$0.0278

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9891400.107
VIPSAI-ANN-0226
Fidelity® Variable Insurance Products:

VIP Index 500 Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Index 500 Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	79,927	17,348,955
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	93,429	21,256,032
UNITED STATES - 99.5%
Communication Services - 10.5%
Diversified Telecommunication Services - 0.6%
AT&T Inc	2,251,485	55,926,887
Verizon Communications Inc	1,339,063	54,540,036
		110,466,923
Entertainment - 1.4%
Electronic Arts Inc	71,286	14,565,868
Live Nation Entertainment Inc (b)	50,147	7,145,948
Netflix Inc (b)	1,345,700	126,172,832
Take-Two Interactive Software Inc (b)	55,162	14,123,127
TKO Group Holdings Inc Class A	21,054	4,400,286
Walt Disney Co/The	566,977	64,504,973
Warner Bros Discovery Inc (b)	786,962	22,680,245
		253,593,279
Interactive Media & Services - 8.1%
Alphabet Inc Class A	1,847,694	578,328,222
Alphabet Inc Class C (c)	1,476,765	463,408,857
Match Group Inc	74,972	2,420,846
Meta Platforms Inc Class A	691,659	456,557,189
		1,500,715,114
Media - 0.3%
Charter Communications Inc Class A (b)(c)	27,947	5,833,936
Comcast Corp Class A	1,154,240	34,500,235
Fox Corp Class A	66,295	4,844,176
Fox Corp Class B	46,994	3,051,320
News Corp Class A	119,915	3,132,180
News Corp Class B (c)	38,312	1,135,184
Omnicom Group Inc	101,303	8,180,217
Paramount Skydance Corp Class B	98,700	1,322,580
Trade Desk Inc (The) Class A (b)	139,838	5,308,250
		67,308,078
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	152,744	31,013,142
TOTAL COMMUNICATION SERVICES		1,963,096,536
Consumer Discretionary - 10.4%
Automobile Components - 0.0%
Aptiv PLC (b)	68,623	5,221,524
Automobiles - 2.4%
Ford Motor Co	1,242,906	16,306,927
General Motors Co	296,260	24,091,863
Tesla Inc (b)	892,388	401,324,731
		441,723,521
Broadline Retail - 4.0%
Amazon.com Inc (b)	3,089,472	713,111,927
eBay Inc	143,547	12,502,944
		725,614,871
Distributors - 0.0%
Genuine Parts Co	44,179	5,432,250
Pool Corp	10,410	2,381,287
		7,813,537
Hotels, Restaurants & Leisure - 1.8%
Airbnb Inc Class A (b)	135,066	18,331,158
Booking Holdings Inc	10,237	54,822,513
Carnival Corp (b)	344,835	10,531,261
Chipotle Mexican Grill Inc (b)	419,932	15,537,484
Darden Restaurants Inc	36,939	6,797,515
Domino's Pizza Inc	9,871	4,114,430
DoorDash Inc Class A (b)	118,721	26,887,932
Expedia Group Inc Class A	37,160	10,527,800
Hilton Worldwide Holdings Inc	73,817	21,203,933
Las Vegas Sands Corp	96,625	6,289,321
Marriott International Inc/MD Class A1	70,736	21,945,137
McDonald's Corp	226,168	69,123,726
MGM Resorts International (b)	65,146	2,377,178
Norwegian Cruise Line Holdings Ltd (b)	144,582	3,227,070
Royal Caribbean Cruises Ltd (c)	80,546	22,465,890
Starbucks Corp	361,059	30,404,778
Wynn Resorts Ltd	26,812	3,226,288
Yum! Brands Inc	88,178	13,339,568
		341,152,982
Household Durables - 0.2%
DR Horton Inc	86,974	12,526,865
Garmin Ltd	51,920	10,531,972
Lennar Corp Class A	68,520	7,043,856
NVR Inc (b)	902	6,578,078
PulteGroup Inc	61,902	7,258,629
		43,939,400
Leisure Products - 0.0%
Hasbro Inc	42,340	3,471,880
Specialty Retail - 1.7%
AutoZone Inc (b)	5,282	17,913,903
Best Buy Co Inc	62,054	4,153,274
Carvana Co Class A (b)	44,913	18,954,184
Home Depot Inc/The	316,117	108,775,861
Lowe's Cos Inc	178,108	42,952,525
O'Reilly Automotive Inc (b)	268,073	24,450,938
Ross Stores Inc	103,286	18,605,940
TJX Cos Inc/The	353,450	54,293,455
Tractor Supply Co	167,812	8,392,278
Ulta Beauty Inc (b)	14,240	8,615,342
Williams-Sonoma Inc	38,678	6,907,504
		314,015,204
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp (b)	46,286	4,798,470
Lululemon Athletica Inc (b)	34,271	7,121,857
NIKE Inc Class B	377,705	24,063,586
Ralph Lauren Corp Class A	12,309	4,352,584
Tapestry Inc	64,993	8,304,156
		48,640,653
TOTAL CONSUMER DISCRETIONARY		1,931,593,572
Consumer Staples - 4.7%
Beverages - 1.0%
Brown-Forman Corp Class B (c)	55,924	1,457,379
Coca-Cola Co/The	1,229,504	85,954,626
Constellation Brands Inc Class A	44,770	6,176,469
Keurig Dr Pepper Inc	431,462	12,085,251
Molson Coors Beverage Co Class B	53,769	2,509,937
Monster Beverage Corp (b)	226,508	17,366,368
PepsiCo Inc	434,243	62,322,555
		187,872,585
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp	140,746	121,370,906
Dollar General Corp	69,902	9,280,889
Dollar Tree Inc (b)	60,242	7,410,367
Kroger Co/The	193,619	12,097,315
Sysco Corp	152,078	11,206,628
Target Corp	144,309	14,106,205
Walmart Inc	1,392,620	155,151,794
		330,624,104
Food Products - 0.4%
Archer-Daniels-Midland Co	152,621	8,774,181
Bunge Global SA	42,986	3,829,193
Campbell's Company/The (c)	62,354	1,737,805
Conagra Brands Inc	151,922	2,629,770
General Mills Inc	169,406	7,877,379
Hershey Co/The	47,057	8,563,433
Hormel Foods Corp	92,578	2,194,099
JM Smucker Co	33,882	3,313,998
Kraft Heinz Co/The	270,658	6,563,457
Lamb Weston Holdings Inc	44,256	1,853,884
McCormick & Co Inc/MD	80,426	5,477,815
Mondelez International Inc	409,797	22,059,373
Tyson Foods Inc Class A	89,891	5,269,410
		80,143,797
Household Products - 0.8%
Church & Dwight Co Inc	76,261	6,394,485
Clorox Co/The	38,739	3,906,053
Colgate-Palmolive Co	255,992	20,228,488
Kimberly-Clark Corp	105,392	10,632,999
Procter & Gamble Co/The	742,106	106,351,211
		147,513,236
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	78,079	8,176,433
Kenvue Inc	608,425	10,495,331
		18,671,764
Tobacco - 0.6%
Altria Group Inc	533,118	30,739,584
Philip Morris International Inc	494,361	79,295,504
		110,035,088
TOTAL CONSUMER STAPLES		874,860,574
Energy - 2.8%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	313,382	14,271,416
Halliburton Co	267,286	7,553,502
SLB Ltd	474,444	18,209,161
		40,034,079
Oil, Gas & Consumable Fuels - 2.6%
APA Corp	112,637	2,755,100
Chevron Corp	601,092	91,612,432
ConocoPhillips	392,442	36,736,496
Coterra Energy Inc	241,801	6,364,202
Devon Energy Corp	199,220	7,297,429
Diamondback Energy Inc	59,147	8,891,569
EOG Resources Inc	172,320	18,095,323
EQT Corp	198,193	10,623,145
Expand Energy Corp	75,639	8,347,520
Exxon Mobil Corp	1,339,298	161,171,121
Kinder Morgan Inc	621,759	17,092,155
Marathon Petroleum Corp	95,466	15,525,636
Occidental Petroleum Corp	228,407	9,392,096
ONEOK Inc	199,833	14,687,726
Phillips 66	127,961	16,512,087
Targa Resources Corp	68,172	12,577,734
Texas Pacific Land Corp	18,390	5,281,976
Valero Energy Corp	96,866	15,768,816
Williams Cos Inc/The	387,838	23,312,942
		482,045,505
TOTAL ENERGY		522,079,584
Financials - 13.4%
Banks - 3.6%
Bank of America Corp	2,133,613	117,348,715
Citigroup Inc	568,250	66,309,093
Citizens Financial Group Inc	136,397	7,966,949
Fifth Third Bancorp	209,926	9,826,636
Huntington Bancshares Inc/OH	499,296	8,662,786
JPMorgan Chase & Co	864,542	278,572,723
KeyCorp	295,030	6,089,418
M&T Bank Corp	48,810	9,834,239
PNC Financial Services Group Inc/The	124,542	25,995,652
Regions Financial Corp	278,481	7,546,835
Truist Financial Corp	406,267	19,992,399
US Bancorp	493,661	26,341,751
Wells Fargo & Co	996,918	92,912,758
		677,399,954
Capital Markets - 3.4%
Ameriprise Financial Inc	29,505	14,467,482
Ares Management Corp Class A	65,425	10,574,643
Bank of New York Mellon Corp/The	221,466	25,709,988
Blackrock Inc	45,824	49,047,260
Blackstone Inc	234,519	36,148,759
Cboe Global Markets Inc	33,233	8,341,483
Charles Schwab Corp/The	530,465	52,998,758
CME Group Inc Class A	114,519	31,272,849
Coinbase Global Inc Class A (b)	72,460	16,386,104
FactSet Research Systems Inc	11,895	3,451,810
Franklin Resources Inc	97,596	2,331,568
Goldman Sachs Group Inc/The	95,252	83,726,509
Interactive Brokers Group Inc Class A	141,440	9,096,006
Intercontinental Exchange Inc	181,079	29,327,555
Invesco Ltd	141,355	3,713,396
KKR & Co Inc Class A	217,970	27,786,816
Moody's Corp	48,725	24,891,166
Morgan Stanley	383,600	68,100,508
MSCI Inc	23,863	13,690,919
Nasdaq Inc	143,257	13,914,552
Northern Trust Corp	60,060	8,203,595
Raymond James Financial Inc	55,993	8,991,916
Robinhood Markets Inc Class A (b)	249,733	28,244,802
S&P Global Inc	98,451	51,449,508
State Street Corp	88,705	11,443,832
T Rowe Price Group Inc	69,308	7,095,753
		640,407,537
Consumer Finance - 0.7%
American Express Co	170,638	63,127,528
Capital One Financial Corp	201,898	48,931,999
Synchrony Financial	114,384	9,543,057
		121,602,584
Financial Services - 3.9%
Apollo Global Management Inc	147,466	21,347,178
Berkshire Hathaway Inc Class B (b)	582,362	292,724,259
Block Inc Class A (b)	173,929	11,321,039
Corpay Inc (b)	22,217	6,685,762
Fidelity National Information Services Inc	164,460	10,930,012
Fiserv Inc (b)	170,812	11,473,442
Global Payments Inc	75,186	5,819,396
Jack Henry & Associates Inc	22,986	4,194,485
Mastercard Inc Class A	260,404	148,659,436
PayPal Holdings Inc	297,147	17,347,442
Visa Inc Class A	535,962	187,967,233
		718,469,684
Insurance - 1.8%
AFLAC Inc	149,804	16,518,887
Allstate Corp/The	83,106	17,298,514
American International Group Inc	171,360	14,659,848
Aon PLC	68,260	24,087,589
Arch Capital Group Ltd (b)	114,678	10,999,914
Arthur J Gallagher & Co	81,557	21,106,136
Assurant Inc	15,905	3,830,719
Brown & Brown Inc	93,249	7,431,945
Chubb Ltd	116,236	36,279,580
Cincinnati Financial Corp	49,549	8,092,343
Erie Indemnity Co Class A	8,068	2,312,691
Everest Group Ltd	13,331	4,523,875
Globe Life Inc	25,281	3,535,801
Hartford Insurance Group Inc/The	88,494	12,194,473
Loews Corp	53,818	5,667,574
Marsh & McLennan Cos Inc	155,587	28,864,500
MetLife Inc	175,772	13,875,442
Principal Financial Group Inc	63,492	5,600,629
Progressive Corp/The	186,229	42,408,068
Prudential Financial Inc	111,154	12,547,064
Travelers Companies Inc/The	70,841	20,548,140
W R Berkley Corp	95,343	6,685,451
Willis Towers Watson PLC	30,408	9,992,069
		329,061,252
TOTAL FINANCIALS		2,486,941,011
Health Care - 9.6%
Biotechnology - 1.7%
AbbVie Inc	561,290	128,249,153
Amgen Inc	171,012	55,973,938
Biogen Inc (b)	46,590	8,199,374
Gilead Sciences Inc	394,018	48,361,769
Incyte Corp (b)	52,373	5,172,881
Moderna Inc (b)	110,425	3,256,433
Regeneron Pharmaceuticals Inc	32,007	24,705,243
Vertex Pharmaceuticals Inc (b)	80,577	36,530,389
		310,449,180
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	552,235	69,189,523
Align Technology Inc (b)	21,191	3,308,975
Baxter International Inc	163,256	3,119,822
Becton Dickinson & Co	91,028	17,665,804
Boston Scientific Corp (b)	470,797	44,890,494
Cooper Cos Inc/The (b)	63,138	5,174,790
Dexcom Inc (b)	123,862	8,220,721
Edwards Lifesciences Corp (b)	184,293	15,710,978
GE HealthCare Technologies Inc	144,666	11,865,505
Hologic Inc (b)	70,683	5,265,177
IDEXX Laboratories Inc (b)	25,359	17,156,124
Insulet Corp (b)	22,341	6,350,206
Intuitive Surgical Inc (b)	112,582	63,761,942
Medtronic PLC	407,336	39,128,696
ResMed Inc	46,356	11,165,770
Solventum Corp (b)	46,821	3,710,096
STERIS PLC	31,170	7,902,218
Stryker Corp	109,306	38,417,780
Zimmer Biomet Holdings Inc	62,939	5,659,475
		377,664,096
Health Care Providers & Services - 1.6%
Cardinal Health Inc	75,456	15,506,208
Cencora Inc	61,572	20,795,943
Centene Corp (b)	148,293	6,102,257
Cigna Group/The	84,834	23,348,862
CVS Health Corp	403,149	31,993,905
DaVita Inc (b)	11,211	1,273,681
Elevance Health Inc	70,579	24,741,468
HCA Healthcare Inc	50,729	23,683,341
Henry Schein Inc (b)	31,779	2,401,856
Humana Inc	38,197	9,783,398
Labcorp Holdings Inc	26,328	6,605,169
McKesson Corp	39,198	32,153,727
Molina Healthcare Inc (b)	16,324	2,832,867
Quest Diagnostics Inc	35,328	6,130,468
UnitedHealth Group Inc	287,679	94,965,715
Universal Health Services Inc Class B	17,541	3,824,289
		306,143,154
Life Sciences Tools & Services - 0.9%
Agilent Technologies Inc	90,035	12,251,062
Bio-Techne Corp	49,483	2,910,095
Charles River Laboratories International Inc (b)	15,630	3,117,872
Danaher Corp	199,649	45,703,649
IQVIA Holdings Inc (b)	54,084	12,191,074
Mettler-Toledo International Inc (b)	6,488	9,045,505
Revvity Inc	36,006	3,483,581
Thermo Fisher Scientific Inc	119,318	69,138,815
Waters Corp (b)	18,907	7,181,446
West Pharmaceutical Services Inc	22,848	6,286,399
		171,309,498
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co	646,519	34,873,235
Eli Lilly & Co	252,199	271,033,221
Johnson & Johnson	765,150	158,347,793
Merck & Co Inc	788,247	82,970,879
Pfizer Inc	1,805,681	44,961,457
Viatris Inc	365,782	4,553,986
Zoetis Inc Class A	139,956	17,609,264
		614,349,835
TOTAL HEALTH CARE		1,779,915,763
Industrials - 8.1%
Aerospace & Defense - 2.2%
Axon Enterprise Inc (b)	25,060	14,232,326
Boeing Co (b)	248,683	53,994,053
GE Aerospace	334,990	103,186,971
General Dynamics Corp	80,518	27,107,190
Howmet Aerospace Inc	127,688	26,178,594
Huntington Ingalls Industries Inc	12,462	4,237,952
L3Harris Technologies Inc	59,405	17,439,526
Lockheed Martin Corp	64,669	31,278,455
Northrop Grumman Corp	42,606	24,294,367
RTX Corp	425,806	78,092,820
Textron Inc	55,966	4,878,556
TransDigm Group Inc	17,886	23,785,697
		408,706,507
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	37,518	6,031,394
Expeditors International of Washington Inc	42,563	6,342,313
FedEx Corp	68,940	19,914,008
United Parcel Service Inc Class B	234,690	23,278,901
		55,566,616
Building Products - 0.4%
A O Smith Corp	36,005	2,408,014
Allegion plc	27,322	4,350,209
Builders FirstSource Inc (b)	35,119	3,613,394
Carrier Global Corp	251,423	13,285,191
Johnson Controls International plc	194,086	23,241,799
Lennox International Inc	10,136	4,921,839
Masco Corp	65,961	4,185,885
Trane Technologies PLC	70,420	27,407,464
		83,413,795
Commercial Services & Supplies - 0.5%
Cintas Corp	108,482	20,402,210
Copart Inc (b)	282,778	11,070,759
Republic Services Inc	63,903	13,542,963
Rollins Inc	93,211	5,594,523
Veralto Corp	78,855	7,868,152
Waste Management Inc	117,708	25,861,625
		84,340,232
Construction & Engineering - 0.2%
Comfort Systems USA Inc	11,177	10,431,382
EMCOR Group Inc	14,217	8,697,818
Quanta Services Inc	47,357	19,987,496
		39,116,696
Electrical Equipment - 0.9%
AMETEK Inc	73,109	15,010,009
Eaton Corp PLC	123,349	39,287,890
Emerson Electric Co	178,418	23,679,637
GE Vernova Inc	86,166	56,315,513
Generac Holdings Inc (b)	18,637	2,541,527
Hubbell Inc	16,878	7,495,689
Rockwell Automation Inc	35,656	13,872,680
		158,202,945
Ground Transportation - 0.8%
CSX Corp	591,382	21,437,598
JB Hunt Transport Services Inc	23,889	4,642,587
Norfolk Southern Corp	71,261	20,574,476
Old Dominion Freight Line Inc	58,437	9,162,922
Uber Technologies Inc (b)	659,882	53,918,958
Union Pacific Corp	188,377	43,575,368
		153,311,909
Industrial Conglomerates - 0.4%
3M Co	168,708	27,010,150
Honeywell International Inc	201,629	39,335,802
		66,345,952
Machinery - 1.6%
Caterpillar Inc	148,622	85,141,085
Cummins Inc	43,838	22,377,107
Deere & Co	79,842	37,172,040
Dover Corp	43,557	8,504,069
Fortive Corp	100,868	5,568,922
IDEX Corp	23,771	4,229,812
Illinois Tool Works Inc	83,839	20,649,546
Ingersoll Rand Inc	114,187	9,045,894
Nordson Corp	16,951	4,075,529
Otis Worldwide Corp	123,767	10,811,047
PACCAR Inc	166,796	18,265,830
Parker-Hannifin Corp	40,075	35,224,322
Pentair PLC	51,970	5,412,156
Snap-on Inc	16,517	5,691,758
Stanley Black & Decker Inc	49,189	3,653,759
Westinghouse Air Brake Technologies Corp	54,293	11,588,841
Xylem Inc/NY	77,321	10,529,574
		297,941,291
Passenger Airlines - 0.1%
Delta Air Lines Inc	205,996	14,296,122
Southwest Airlines Co	164,239	6,787,997
United Airlines Holdings Inc (b)	102,813	11,496,550
		32,580,669
Professional Services - 0.5%
Automatic Data Processing Inc	128,446	33,040,165
Broadridge Financial Solutions Inc	37,071	8,273,135
Dayforce Inc (b)	50,824	3,514,987
Equifax Inc	38,870	8,434,013
Jacobs Solutions Inc	37,963	5,028,579
Leidos Holdings Inc	40,604	7,324,962
Paychex Inc	102,866	11,539,508
Paycom Software Inc	15,519	2,473,107
Verisk Analytics Inc	44,262	9,900,967
		89,529,423
Trading Companies & Distributors - 0.2%
Fastenal Co	364,596	14,631,237
United Rentals Inc	20,208	16,354,739
WW Grainger Inc	13,893	14,018,732
		45,004,708
TOTAL INDUSTRIALS		1,514,060,743
Information Technology - 34.2%
Communications Equipment - 0.9%
Arista Networks Inc (b)	327,940	42,969,978
Cisco Systems Inc	1,251,505	96,403,431
F5 Inc (b)	18,319	4,676,108
Motorola Solutions Inc	52,895	20,275,711
		164,325,228
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp Class A	388,739	52,534,188
CDW Corp/DE	41,347	5,631,461
Corning Inc	247,777	21,695,354
Jabil Inc	33,930	7,736,719
Keysight Technologies Inc (b)	54,578	11,089,704
Teledyne Technologies Inc (b)	14,911	7,615,495
Trimble Inc (b)	75,560	5,920,126
Zebra Technologies Corp Class A (b)	16,089	3,906,731
		116,129,778
IT Services - 1.0%
Accenture PLC Class A	196,945	52,840,344
Akamai Technologies Inc (b)	45,689	3,986,365
Cognizant Technology Solutions Corp Class A	153,280	12,722,240
EPAM Systems Inc (b)	17,544	3,594,414
Gartner Inc (b)	22,890	5,774,689
GoDaddy Inc Class A (b)	42,919	5,325,390
IBM Corporation	296,855	87,931,420
VeriSign Inc	26,496	6,437,203
		178,612,065
Semiconductors & Semiconductor Equipment - 14.1%
Advanced Micro Devices Inc (b)	517,037	110,728,644
Analog Devices Inc	156,236	42,371,203
Applied Materials Inc	252,999	65,018,213
Broadcom Inc	1,499,740	519,060,014
First Solar Inc (b)	34,079	8,902,457
Intel Corp (b)	1,423,976	52,544,714
KLA Corp	41,728	50,702,858
Lam Research Corp	398,893	68,282,504
Microchip Technology Inc	171,636	10,936,646
Micron Technology Inc	356,475	101,741,530
Monolithic Power Systems Inc	15,214	13,789,361
NVIDIA Corp	7,717,253	1,439,267,685
ON Semiconductor Corp (b)	127,788	6,919,720
Qnity Electronics Inc	66,512	5,430,705
QUALCOMM Inc	340,131	58,179,408
Skyworks Solutions Inc	47,218	2,994,093
Teradyne Inc	49,736	9,626,900
Texas Instruments Inc	288,563	50,062,795
		2,616,559,450
Software - 10.3%
Adobe Inc (b)	132,940	46,527,671
AppLovin Corp Class A (b)	85,965	57,924,936
Autodesk Inc (b)	67,645	20,023,596
Cadence Design Systems Inc (b)	86,446	27,021,291
Crowdstrike Holdings Inc Class A (b)	79,699	37,359,703
Datadog Inc Class A (b)	103,355	14,055,246
Fair Isaac Corp (b)	7,530	12,730,369
Fortinet Inc (b)	200,744	15,941,081
Gen Digital Inc	178,231	4,846,101
Intuit Inc	88,544	58,653,316
Microsoft Corp	2,360,393	1,141,533,263
Oracle Corp	534,163	104,113,710
Palantir Technologies Inc Class A (b)	725,464	128,951,226
Palo Alto Networks Inc (b)	217,221	40,012,108
PTC Inc (b)	38,044	6,627,645
Roper Technologies Inc	34,184	15,216,324
Salesforce Inc	302,338	80,092,360
Servicenow Inc (b)	329,463	50,470,437
Synopsys Inc (b)	58,991	27,709,253
Tyler Technologies Inc (b)	13,665	6,203,227
Workday Inc Class A (b)	68,915	14,801,564
		1,910,814,427
Technology Hardware, Storage & Peripherals - 7.3%
Apple Inc	4,692,710	1,275,760,141
Dell Technologies Inc Class C	95,718	12,048,982
Hewlett Packard Enterprise Co	419,034	10,065,197
HP Inc	296,845	6,613,706
NetApp Inc	63,395	6,788,971
Sandisk Corp/DE	44,215	10,495,757
Seagate Technology Holdings PLC	69,192	19,054,785
Super Micro Computer Inc (b)	159,253	4,661,334
Western Digital Corp	108,581	18,705,249
		1,364,194,122
TOTAL INFORMATION TECHNOLOGY		6,350,635,070
Materials - 1.8%
Chemicals - 1.0%
Air Products and Chemicals Inc	70,679	17,459,127
Albemarle Corp	37,379	5,286,886
CF Industries Holdings Inc	49,535	3,831,037
Corteva Inc	214,601	14,384,705
Dow Inc	225,727	5,277,497
DuPont de Nemours Inc	133,059	5,348,972
Ecolab Inc	80,956	21,252,569
International Flavors & Fragrances Inc	81,332	5,480,963
Linde PLC	148,295	63,231,506
LyondellBasell Industries NV Class A1	81,777	3,540,944
Mosaic Co/The	100,804	2,428,368
PPG Industries Inc	71,265	7,301,812
Sherwin-Williams Co/The	73,216	23,724,180
		178,548,566
Construction Materials - 0.3%
CRH PLC	212,866	26,565,677
Martin Marietta Materials Inc	19,152	11,925,184
Vulcan Materials Co	41,962	11,968,402
		50,459,263
Containers & Packaging - 0.1%
Amcor PLC (c)	733,097	6,114,029
Avery Dennison Corp	24,548	4,464,790
Ball Corp	85,108	4,508,171
International Paper Co	167,696	6,605,545
Packaging Corp of America (c)	28,383	5,853,426
Smurfit WestRock PLC	165,837	6,412,917
		33,958,878
Metals & Mining - 0.4%
Freeport-McMoRan Inc	456,026	23,161,561
Newmont Corp	346,566	34,604,615
Nucor Corp	72,682	11,855,161
Steel Dynamics Inc	43,595	7,387,172
		77,008,509
TOTAL MATERIALS		339,975,216
Real Estate - 1.8%
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	49,397	2,417,489
Healthpeak Properties Inc	220,705	3,548,936
Ventas Inc	149,179	11,543,471
Welltower Inc	217,966	40,456,670
		57,966,566
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	203,111	3,601,158
Industrial REITs - 0.2%
Prologis Inc	294,992	37,658,679
Office REITs - 0.0%
BXP Inc	46,804	3,158,334
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	93,095	14,968,745
CoStar Group Inc (b)	134,599	9,050,437
		24,019,182
Residential REITs - 0.2%
AvalonBay Communities Inc	44,914	8,143,357
Camden Property Trust	33,789	3,719,493
Equity Residential	109,957	6,931,689
Essex Property Trust Inc	20,454	5,352,403
Invitation Homes Inc	179,110	4,977,467
Mid-America Apartment Communities Inc	37,183	5,165,091
UDR Inc	95,512	3,503,380
		37,792,880
Retail REITs - 0.2%
Federal Realty Investment Trust	24,932	2,513,145
Kimco Realty Corp	215,066	4,359,388
Realty Income Corp	292,146	16,468,270
Regency Centers Corp	52,278	3,608,750
Simon Property Group Inc	103,679	19,192,020
		46,141,573
Specialized REITs - 0.8%
American Tower Corp	148,675	26,102,871
Crown Castle Inc	138,301	12,290,810
Digital Realty Trust Inc	102,545	15,864,737
Equinix Inc	31,182	23,890,401
Extra Space Storage Inc	67,406	8,777,609
Iron Mountain Inc	93,874	7,786,848
Public Storage	50,152	13,014,444
SBA Communications Corp Class A	33,837	6,545,091
VICI Properties Inc	339,436	9,544,940
Weyerhaeuser Co	228,934	5,423,446
		129,241,197
TOTAL REAL ESTATE		339,579,569
Utilities - 2.2%
Electric Utilities - 1.5%
Alliant Energy Corp	81,636	5,307,156
American Electric Power Co Inc	169,991	19,601,662
Constellation Energy Corp	99,178	35,036,612
Duke Energy Corp	246,971	28,947,471
Edison International	122,202	7,334,564
Entergy Corp	141,831	13,109,439
Evergy Inc	73,112	5,299,889
Eversource Energy	119,153	8,022,571
Exelon Corp	320,850	13,985,852
FirstEnergy Corp	165,111	7,392,019
NextEra Energy Inc	661,400	53,097,193
NRG Energy Inc	60,861	9,691,506
PG&E Corp	698,018	11,217,149
Pinnacle West Capital Corp	38,012	3,371,664
PPL Corp	234,928	8,227,179
Southern Co/The	349,691	30,493,055
Xcel Energy Inc	187,863	13,875,561
		274,010,542
Gas Utilities - 0.0%
Atmos Energy Corp	50,979	8,545,610
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	226,157	3,243,091
Vistra Corp	101,148	16,318,207
		19,561,298
Multi-Utilities - 0.6%
Ameren Corp	85,904	8,578,373
CenterPoint Energy Inc	207,339	7,949,377
CMS Energy Corp	96,647	6,758,525
Consolidated Edison Inc	114,627	11,384,754
Dominion Energy Inc	271,188	15,888,905
DTE Energy Co	65,956	8,507,005
NiSource Inc	151,549	6,328,686
Public Service Enterprise Group Inc	158,523	12,729,397
Sempra	207,280	18,300,751
WEC Energy Group Inc	103,308	10,894,862
		107,320,635
Water Utilities - 0.0%
American Water Works Co Inc	61,968	8,086,824
TOTAL UTILITIES		417,524,909
TOTAL UNITED STATES		18,520,262,547
TOTAL COMMON STOCKS (Cost $4,044,400,804)		18,558,867,534

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (e) (Cost $2,845,390)	3.82	2,858,000	2,846,317

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.79	50,580,706	50,590,822
Fidelity Securities Lending Cash Central Fund (f)(g)	3.77	38,730,861	38,734,734
TOTAL MONEY MARKET FUNDS (Cost $89,324,989)			89,325,556

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $4,136,571,183)	18,651,039,407
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(42,299,830)
NET ASSETS - 100.0%	18,608,739,577

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	178	3/2026	61,343,250	(398,578)

The notional amount of long futures as a percentage of Net Assets is 0.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,846,317.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	49,158,774	1,040,678,039	1,039,242,047	1,471,642	(3,077)	(867)	50,590,822	50,580,706	0.1%
Fidelity Securities Lending Cash Central Fund	41,679,401	1,815,806,108	1,818,746,810	411,022	(3,082)	(883)	38,734,734	38,730,861	0.1%
Total	90,838,175	2,856,484,147	2,857,988,857	1,882,664	(6,159)	(1,750)	89,325,556

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,963,096,536	1,963,096,536	-	-
Consumer Discretionary	1,931,593,572	1,931,593,572	-	-
Consumer Staples	874,860,574	874,860,574	-	-
Energy	522,079,584	522,079,584	-	-
Financials	2,486,941,011	2,486,941,011	-	-
Health Care	1,779,915,763	1,779,915,763	-	-
Industrials	1,514,060,743	1,514,060,743	-	-
Information Technology	6,389,240,057	6,389,240,057	-	-
Materials	339,975,216	339,975,216	-	-
Real Estate	339,579,569	339,579,569	-	-
Utilities	417,524,909	417,524,909	-	-

U.S. Treasury Obligations	2,846,317	-	2,846,317	-

Money Market Funds	89,325,556	89,325,556	-	-
Total Investments in Securities:	18,651,039,407	18,648,193,090	2,846,317	-
Derivative Instruments:

Liabilities
Futures Contracts	(398,578)	(398,578)	-	-
Total Liabilities	(398,578)	(398,578)	-	-
Total Derivative Instruments:	(398,578)	(398,578)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	-	(398,578)
Total Equity Risk	-	(398,578)
Total Value of Derivatives	-	(398,578)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $39,587,135) - See accompanying schedule:
Unaffiliated issuers (cost $4,047,246,194)	$18,561,713,851
Fidelity Central Funds (cost $89,324,989)	89,325,556

Total Investment in Securities (cost $4,136,571,183)		$18,651,039,407
Segregated cash with brokers for derivative instruments		811,796
Receivable for fund shares sold		2,915,464
Dividends receivable		9,461,717
Distributions receivable from Fidelity Central Funds		65,760
Other receivables		72,076
Total assets		18,664,366,220
Liabilities
Payable for fund shares redeemed	$14,360,554
Accrued management fee	698,500
Distribution and service plan fees payable	669,916
Payable for daily variation margin on futures contracts	450,330
Other affiliated payables	698,500
Other payables and accrued expenses	31,085
Collateral on securities loaned	38,717,758
Total liabilities		55,626,643
Net Assets		$18,608,739,577
Net Assets consist of:
Paid in capital		$3,720,578,773
Total accumulated earnings (loss)		14,888,160,804
Net Assets		$18,608,739,577

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($15,243,384,963 ÷ 23,091,465 shares)		$660.13
Service Class :
Net Asset Value, offering price and redemption price per share ($271,412,492 ÷ 413,150 shares)		$656.93
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($3,093,942,122 ÷ 4,758,404 shares)		$650.21
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$212,779,441
Interest		171,959
Income from Fidelity Central Funds (including $411,022 from security lending)		1,882,664
Total income		214,834,064
Expenses
Management fee	$7,681,001
Transfer agent fees	7,681,002
Distribution and service plan fees	7,319,921
Independent trustees' fees and expenses	66,550
Interest	35,285
Total expenses before reductions	22,783,759
Expense reductions	(6,225)
Total expenses after reductions		22,777,534
Net Investment income (loss)		192,056,530
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	373,569,501
Fidelity Central Funds	(6,159)
Futures contracts	8,365,452
Total net realized gain (loss)		381,928,794
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,246,475,054
Fidelity Central Funds	(4,067)
Futures contracts	900,441
Total change in net unrealized appreciation (depreciation)		2,247,371,428
Net gain (loss)		2,629,300,222
Net increase (decrease) in net assets resulting from operations		$2,821,356,752
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$192,056,530	$191,220,254
Net realized gain (loss)	381,928,794	90,604,755
Change in net unrealized appreciation (depreciation)	2,247,371,428	3,063,258,425
Net increase (decrease) in net assets resulting from operations	2,821,356,752	3,345,083,434
Distributions to shareholders	(281,666,747)	(203,127,941)

Share transactions - net increase (decrease)	(616,369,178)	15,181,113
Total increase (decrease) in net assets	1,923,320,827	3,157,136,606

Net Assets
Beginning of period	16,685,418,750	13,528,282,144
End of period	$18,608,739,577	$16,685,418,750

Financial Highlights
VIP Index 500 Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$569.52	$461.79	$374.78	$468.27	$371.59
Income from Investment Operations
Net investment income (loss) A,B	7.02	6.78	6.54	6.03	5.42
Net realized and unrealized gain (loss)	93.77	108.14	90.48	(90.47)	99.69
Total from investment operations	100.79	114.92	97.02	(84.44)	105.11
Distributions from net investment income	(7.09)	(6.86)	(6.24)	(5.95)	(5.38)
Distributions from net realized gain	(3.09)	(.33)	(3.77)	(3.09)	(3.04)
Total distributions	(10.18)	(7.19)	(10.01)	(9.05) C	(8.43) C
Net asset value, end of period	$660.13	$569.52	$461.79	$374.78	$468.27
Total Return D,E	17.78%	24.90%	26.19%	(18.21)%	28.58%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.09%	.09%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.09%	.09%	.10%	.10%	.10%
Expenses net of all reductions, if any	.09%	.09%	.10%	.10%	.10%
Net investment income (loss)	1.17%	1.28%	1.57%	1.50%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$15,243,385	$13,674,621	$11,016,176	$8,488,600	$10,323,307
Portfolio turnover rate H	4%	3%	4%	7%	2%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Index 500 Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$566.92	$459.76	$373.19	$466.34	$370.12
Income from Investment Operations
Net investment income (loss) A,B	6.42	6.21	6.10	5.60	4.97
Net realized and unrealized gain (loss)	93.25	107.63	90.08	(90.11)	99.27
Total from investment operations	99.67	113.84	96.18	(84.51)	104.24
Distributions from net investment income	(6.57)	(6.34)	(5.84)	(5.55)	(4.98)
Distributions from net realized gain	(3.09)	(.33)	(3.77)	(3.09)	(3.04)
Total distributions	(9.66)	(6.68) C	(9.61)	(8.64)	(8.02)
Net asset value, end of period	$656.93	$566.92	$459.76	$373.19	$466.34
Total Return D,E	17.66%	24.77%	26.07%	(18.30)%	28.45%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.19%	.19%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.19%	.19%	.20%	.20%	.20%
Expenses net of all reductions, if any	.19%	.19%	.20%	.20%	.20%
Net investment income (loss)	1.07%	1.18%	1.47%	1.40%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$271,412	$218,707	$183,012	$145,264	$175,058
Portfolio turnover rate H	4%	3%	4%	7%	2%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Index 500 Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$561.23	$455.28	$369.70	$461.95	$366.73
Income from Investment Operations
Net investment income (loss) A,B	5.44	5.37	5.43	4.98	4.30
Net realized and unrealized gain (loss)	92.26	106.51	89.18	(89.29)	98.34
Total from investment operations	97.70	111.88	94.61	(84.31)	102.64
Distributions from net investment income	(5.63)	(5.60)	(5.26)	(4.84)	(4.38)
Distributions from net realized gain	(3.09)	(.33)	(3.77)	(3.09)	(3.04)
Total distributions	(8.72)	(5.93)	(9.03)	(7.94) C	(7.42)
Net asset value, end of period	$650.21	$561.23	$455.28	$369.70	$461.95
Total Return D,E	17.48%	24.59%	25.88%	(18.42)%	28.26%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.34%	.34%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.34%	.34%	.35%	.35%	.35%
Expenses net of all reductions, if any	.34%	.34%	.35%	.35%	.35%
Net investment income (loss)	.92%	1.03%	1.32%	1.25%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$3,093,942	$2,792,091	$2,329,094	$1,587,871	$2,535,922
Portfolio turnover rate H	4%	3%	4%	7%	2%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Index 500 Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain dividends, futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,706,684,075
Gross unrealized depreciation	(211,035,809)
Net unrealized appreciation (depreciation)	$14,495,648,266
Tax Cost	$4,155,391,141

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$36,291,610
Undistributed long-term capital gain	$356,220,929
Net unrealized appreciation (depreciation) on securities and other investments	$14,495,648,266

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$217,181,133	$ 203,127,941
Long-term Capital Gains	64,485,614	-
Total	$281,666,747	$ 203,127,941
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Index 500 Portfolio	662,044,147	1,328,627,523
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that total expenses do not exceed an annual rate of .09% of each class' average net assets, excluding the distribution and service fee for each applicable class, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$224,859
Service Class 2	7,095,062
$7,319,921
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees based on each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .06% of average net assets. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .045% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$ 6,302,704
Service Class	101,187
Service Class 2	1,277,111
$7,681,002
Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Index 500 Portfolio	$30,974

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Index 500 Portfolio	Borrower	13,968,200	4.55%	35,285

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Index 500 Portfolio	4,626,723	-	-
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Index 500 Portfolio	38,040	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Index 500 Portfolio	2,180,870
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $6,225.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Index 500 Portfolio
Distributions to shareholders
Initial Class	$235,804,425	$171,053,450
Service Class	3,779,314	2,581,669
Service Class 2	42,083,008	29,492,822
Total	$281,666,747	$203,127,941
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Index 500 Portfolio
Initial Class
Shares sold	1,745,203	2,223,261	$1,034,047,880	$1,163,288,871
Reinvestment of distributions	371,884	302,153	235,804,425	171,053,450
Shares redeemed	(3,036,294)	(2,369,981)	(1,800,389,722)	(1,243,534,937)
Net increase (decrease)	(919,207)	155,433	$(530,537,417)	$90,807,384
Service Class
Shares sold	85,635	34,661	$53,534,566	$17,719,074
Reinvestment of distributions	5,968	4,590	3,779,314	2,581,669
Shares redeemed	(64,234)	(51,530)	(37,847,439)	(26,523,564)
Net increase (decrease)	27,369	(12,279)	$19,466,441	$(6,222,821)
Service Class 2
Shares sold	828,833	368,930	$472,104,354	$192,833,063
Reinvestment of distributions	67,633	53,013	42,083,008	29,492,822
Shares redeemed	(1,113,019)	(562,715)	(619,485,564)	(291,729,335)
Net increase (decrease)	(216,553)	(140,772)	$(105,298,202)	$(69,403,450)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Value Portfolio	43%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund II and the Shareholders of VIP Index 500 Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of VIP Index 500 Portfolio (the "Fund"), a fund of Variable Insurance Products Fund II, including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 10, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31,2025, $356,232,788, or, if subsequently determined to be different, the net capital gain of such year.

Initial Class designates 48% and 100%; Service Class designates 58% and 100%; and Service Class 2 designates 52% and 100%; of the dividends distributed in February and December, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.540028.128
VIPIDX-ANN-0226
Fidelity® Variable Insurance Products:

VIP Emerging Markets Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Emerging Markets Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
AUSTRALIA - 1.7%
Materials - 1.7%
Metals & Mining - 1.7%
Anglogold Ashanti Plc	277,100	23,631,088
BRAZIL - 3.1%
Financials - 1.1%
Banks - 1.1%
Itau Unibanco Holding SA	2,074,517	14,851,645
Materials - 2.0%
Metals & Mining - 2.0%
Gerdau SA ADR	3,791,560	13,990,856
Vale SA ADR	1,029,600	13,415,688
TOTAL MATERIALS		27,406,544
TOTAL BRAZIL		42,258,189
CHILE - 1.2%
Materials - 1.2%
Metals & Mining - 1.2%
Antofagasta PLC	381,600	16,866,445
CHINA - 30.4%
Communication Services - 7.4%
Interactive Media & Services - 7.4%
Tencent Holdings Ltd	1,319,005	101,225,112
Consumer Discretionary - 9.7%
Automobiles - 1.1%
BYD Co Ltd H Shares	1,279,200	15,632,795
Broadline Retail - 4.2%
Alibaba Group Holding Ltd ADR	185,000	27,117,300
PDD Holdings Inc Class A ADR (a)	258,500	29,311,316
		56,428,616
Diversified Consumer Services - 0.8%
TAL Education Group Class A ADR (a)	1,020,500	11,133,655
Hotels, Restaurants & Leisure - 2.5%
Meituan B Shares (a)(b)(c)	1,956,660	25,930,048
Shangri-La Asia Ltd	11,032,000	6,733,139
		32,663,187
Household Durables - 1.1%
Haier Smart Home Co Ltd A Shares (China)	4,044,797	15,089,116
TOTAL CONSUMER DISCRETIONARY		130,947,369
Financials - 5.7%
Banks - 1.9%
China Construction Bank Corp H Shares	27,189,000	26,911,971
Insurance - 3.8%
China Life Insurance Co Ltd H Shares	11,426,863	40,200,382
PICC Property & Casualty Co Ltd H Shares	5,282,000	11,103,283
		51,303,665
TOTAL FINANCIALS		78,215,636
Health Care - 2.0%
Life Sciences Tools & Services - 1.1%
Wuxi Apptec Co Ltd H Shares (b)(c)	1,175,900	14,912,734
Pharmaceuticals - 0.9%
Hansoh Pharmaceutical Group Co Ltd (b)(c)	2,590,000	12,007,041
TOTAL HEALTH CARE		26,919,775
Industrials - 4.0%
Electrical Equipment - 1.0%
Contemporary Amperex Technology Co Ltd A Shares (China)	268,200	14,083,980
Ground Transportation - 0.8%
Full Truck Alliance Co Ltd ADR	1,096,900	11,769,737
Machinery - 2.2%
Shenzhen Inovance Technology Co Ltd A Shares (China)	2,724,235	29,343,069
TOTAL INDUSTRIALS		55,196,786
Materials - 1.6%
Metals & Mining - 1.6%
Zijin Mining Group Co Ltd A Shares (China)	4,472,666	22,044,525
TOTAL CHINA		414,549,203
GREECE - 3.5%
Financials - 3.5%
Banks - 3.5%
Eurobank SA	5,041,400	20,291,937
National Bank of Greece SA	1,820,600	27,814,399

TOTAL GREECE		48,106,336
HUNGARY - 3.1%
Financials - 1.7%
Banks - 1.7%
OTP Bank Nyrt	216,500	23,236,898
Health Care - 1.4%
Pharmaceuticals - 1.4%
Richter Gedeon Nyrt	642,841	19,391,607
TOTAL HUNGARY		42,628,505
INDIA - 8.0%
Financials - 3.4%
Banks - 3.4%
HDFC Bank Ltd	2,428,930	26,791,696
ICICI Bank Ltd	1,304,900	19,533,674
TOTAL FINANCIALS		46,325,370
Industrials - 2.2%
Construction & Engineering - 2.2%
Larsen & Toubro Ltd	649,708	29,523,966
Information Technology - 1.3%
IT Services - 1.3%
Tata Consultancy Services Ltd	500,900	17,871,687
Materials - 1.1%
Construction Materials - 1.1%
JK Cement Ltd	249,500	15,356,708
TOTAL INDIA		109,077,731
INDONESIA - 1.5%
Financials - 1.5%
Banks - 1.5%
Bank Central Asia Tbk PT	43,035,100	20,781,509
KOREA (SOUTH) - 12.0%
Consumer Discretionary - 1.4%
Automobile Components - 1.4%
Hyundai Mobis Co Ltd	74,930	19,433,767
Industrials - 1.3%
Aerospace & Defense - 1.3%
Korea Aerospace Industries Ltd	230,370	18,244,281
Information Technology - 9.3%
Technology Hardware, Storage & Peripherals - 9.3%
Samsung Electronics Co Ltd	1,505,820	126,150,602
TOTAL KOREA (SOUTH)		163,828,650
MALAYSIA - 1.7%
Financials - 1.7%
Banks - 1.7%
CIMB Group Holdings Bhd	11,217,600	22,805,619
MEXICO - 6.9%
Communication Services - 2.0%
Wireless Telecommunication Services - 2.0%
America Movil SAB de CV ADR	1,321,700	27,319,539
Consumer Staples - 4.1%
Beverages - 1.2%
Fomento Economico Mexicano SAB de CV ADR	161,180	16,290,463
Consumer Staples Distribution & Retail - 2.9%
Wal-Mart de Mexico SAB de CV Series V	12,797,400	39,889,938
TOTAL CONSUMER STAPLES		56,180,401
Financials - 0.8%
Banks - 0.8%
Grupo Financiero Banorte SAB de CV	1,179,668	10,936,208
TOTAL MEXICO		94,436,148
PERU - 2.6%
Financials - 2.6%
Banks - 2.6%
Credicorp Ltd	122,400	35,128,800
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
LUKOIL PJSC ADR (a)(d)	437,463	4
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC ADR (a)(d)	1,813,510	18
TOTAL RUSSIA		22
SOUTH AFRICA - 4.0%
Communication Services - 1.4%
Wireless Telecommunication Services - 1.4%
MTN Group Ltd	1,908,419	19,533,637
Financials - 1.1%
Financial Services - 1.1%
FirstRand Ltd	2,855,100	15,646,154
Materials - 1.5%
Metals & Mining - 1.5%
Impala Platinum Holdings Ltd	1,261,216	19,820,208
TOTAL SOUTH AFRICA		54,999,999
TAIWAN - 14.8%
Consumer Discretionary - 1.1%
Textiles, Apparel & Luxury Goods - 1.1%
Eclat Textile Co Ltd	1,266,000	15,526,187
Industrials - 0.7%
Machinery - 0.7%
Hiwin Technologies Corp	1,578,967	9,770,337
Information Technology - 13.0%
Electronic Equipment, Instruments & Components - 1.4%
Yageo Corp	2,502,204	18,436,116
Semiconductors & Semiconductor Equipment - 11.6%
MediaTek Inc	790,000	36,032,789
Taiwan Semiconductor Manufacturing Co Ltd	2,481,175	122,234,311
		158,267,100
TOTAL INFORMATION TECHNOLOGY		176,703,216
TOTAL TAIWAN		201,999,740
TURKEY - 2.2%
Financials - 1.0%
Banks - 1.0%
Yapi ve Kredi Bankasi AS (a)	16,325,000	13,775,954
Industrials - 1.2%
Electrical Equipment - 1.2%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	5,850,770	15,934,836
TOTAL TURKEY		29,710,790
UNITED ARAB EMIRATES - 1.5%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Adnoc Gas PLC	20,493,600	19,808,667
TOTAL COMMON STOCKS (Cost $904,352,672)		1,340,617,441

International Equity Funds - 1.1%
	Shares	Value ($)
iShares MSCI Saudi Arabia ETF (e) (Cost $15,602,250)	423,698	15,426,844

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.79	17,152,075	17,155,506
Fidelity Securities Lending Cash Central Fund (f)(g)	3.77	1,327,933	1,328,066
TOTAL MONEY MARKET FUNDS (Cost $18,484,022)			18,483,572

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $938,438,944)	1,374,527,857
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(9,833,155)
NET ASSETS - 100.0%	1,364,694,702

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,849,823 or 3.9% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $52,849,823 or 3.9% of net assets.

(d)	Level 3 security.
(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,945,511	510,621,241	500,412,482	759,733	1,641	(405)	17,155,506	17,152,075	0.0%
Fidelity Securities Lending Cash Central Fund	5,794,050	312,104,883	316,570,633	179,229	(189)	(45)	1,328,066	1,327,933	0.0%
Total	12,739,561	822,726,124	816,983,115	938,962	1,452	(450)	18,483,572

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	148,078,288	46,853,176	101,225,112	-
Consumer Discretionary	165,907,323	104,910,713	60,996,610	-
Consumer Staples	56,180,401	56,180,401	-	-
Energy	19,808,671	19,808,667	-	4
Financials	329,810,147	262,582,975	67,227,154	18
Health Care	46,311,382	46,311,382	-	-
Industrials	128,670,206	110,425,925	18,244,281	-
Information Technology	320,725,505	72,340,592	248,384,913	-
Materials	125,125,518	105,305,310	19,820,208	-

International Equity Funds	15,426,844	15,426,844	-	-

Money Market Funds	18,483,572	18,483,572	-	-
Total Investments in Securities:	1,374,527,857	858,629,557	515,898,278	22
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $1,307,119) - See accompanying schedule:
Unaffiliated issuers (cost $919,954,922)	$1,356,044,285
Fidelity Central Funds (cost $18,484,022)	18,483,572

Total Investment in Securities (cost $938,438,944)		$1,374,527,857
Cash		126,736
Foreign currency held at value (cost $1,248)		1,247
Receivable for investments sold		5,525,945
Receivable for fund shares sold		788,728
Dividends receivable		2,098,203
Distributions receivable from Fidelity Central Funds		29,227
Prepaid expenses		1,014
Other receivables		571,629
Total assets		1,383,670,586
Liabilities
Payable for fund shares redeemed	$13,972,729
Accrued management fee	946,420
Distribution and service plan fees payable	59,293
Audit fee payable	46,864
Custody fee payable	126,534
Other payables and accrued expenses	2,495,744
Collateral on securities loaned	1,328,300
Total liabilities		18,975,884
Net Assets		$1,364,694,702
Net Assets consist of:
Paid in capital		$923,610,721
Total accumulated earnings (loss)		441,083,981
Net Assets		$1,364,694,702

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($574,244,735 ÷ 36,273,774 shares)		$15.83
Service Class :
Net Asset Value, offering price and redemption price per share ($275,260,569 ÷ 17,351,616 shares)		$15.86
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($180,499,928 ÷ 11,385,026 shares)		$15.85
Investor Class :
Net Asset Value, offering price and redemption price per share ($334,689,470 ÷ 21,288,114 shares)		$15.72
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$36,336,498
Income from Fidelity Central Funds (including $179,229 from security lending)		938,962
Income before foreign taxes withheld		$37,275,460
Less foreign taxes withheld		(3,214,722)
Total income		34,060,738
Expenses
Management fee	$10,460,791
Distribution and service plan fees	751,435
Custodian fees and expenses	307,464
Independent trustees' fees and expenses	4,748
Audit fees	105,438
Legal	3,462
Interest	26,317
Miscellaneous	6,099
Total expenses		11,665,754
Net Investment income (loss)		22,394,984
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $693,405)	85,578,819
Fidelity Central Funds	1,452
Foreign currency transactions	(698,055)
Total net realized gain (loss)		84,882,216
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $186,330)	319,340,572
Fidelity Central Funds	(450)
Assets and liabilities in foreign currencies	(1,547)
Total change in net unrealized appreciation (depreciation)		319,338,575
Net gain (loss)		404,220,791
Net increase (decrease) in net assets resulting from operations		$426,615,775
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,394,984	$17,230,614
Net realized gain (loss)	84,882,216	50,771,590
Change in net unrealized appreciation (depreciation)	319,338,575	35,555,949
Net increase (decrease) in net assets resulting from operations	426,615,775	103,558,153
Distributions to shareholders	(31,232,811)	(13,550,279)
Distributions to shareholders from tax return of capital	-	(1,405,712)

Total Distributions	(31,232,811)	(14,955,991)
Share transactions - net increase (decrease)	(123,823,152)	(29,240,317)
Total increase (decrease) in net assets	271,559,812	59,361,845

Net Assets
Beginning of period	1,093,134,890	1,033,773,045
End of period	$1,364,694,702	$1,093,134,890

Financial Highlights
VIP Emerging Markets Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.48	$10.58	$9.87	$12.59	$14.75
Income from Investment Operations
Net investment income (loss) A,B	.26	.19	.21 C	.24	.21
Net realized and unrealized gain (loss)	4.46	.88	.74	(2.78)	(.47)
Total from investment operations	4.72	1.07	.95	(2.54)	(.26)
Distributions from net investment income	(.27)	(.15)	(.24)	(.18)	(.31)
Distributions from net realized gain	(.10)	-	-	-	(1.59)
Distributions from tax return of capital	-	(.02)	-	-	-
Total distributions	(.37)	(.17)	(.24)	(.18)	(1.90)
Net asset value, end of period	$15.83	$11.48	$10.58	$9.87	$12.59
Total Return D,E	41.20%	10.04%	9.66%	(20.17)%	(2.17)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.87%	.88%	.92%	.92%	.91%
Expenses net of fee waivers, if any	.87%	.88%	.91%	.91%	.91%
Expenses net of all reductions, if any	.87%	.88%	.91%	.91%	.91%
Net investment income (loss)	1.89%	1.65%	2.04% C	2.29%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$574,245	$502,778	$487,596	$413,887	$484,510
Portfolio turnover rate H	53%	59%	39%	62%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.57%.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Emerging Markets Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.51	$10.61	$9.89	$12.61	$14.77
Income from Investment Operations
Net investment income (loss) A,B	.24	.18	.20 C	.23	.20
Net realized and unrealized gain (loss)	4.48	.87	.74	(2.78)	(.47)
Total from investment operations	4.72	1.05	.94	(2.55)	(.27)
Distributions from net investment income	(.26)	(.14)	(.22)	(.17)	(.29)
Distributions from net realized gain	(.10)	-	-	-	(1.59)
Distributions from tax return of capital	-	(.01)	-	-	-
Total distributions	(.37) D	(.15)	(.22)	(.17)	(1.89) D
Net asset value, end of period	$15.86	$11.51	$10.61	$9.89	$12.61
Total Return E,F	41.04%	9.87%	9.61%	(20.26)%	(2.28)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.97%	.99%	1.02%	1.02%	1.01%
Expenses net of fee waivers, if any	.97%	.99%	1.01%	1.01%	1.01%
Expenses net of all reductions, if any	.97%	.99%	1.01%	1.01%	1.01%
Net investment income (loss)	1.79%	1.54%	1.94% C	2.19%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$275,261	$192,922	$177,698	$197,602	$319,731
Portfolio turnover rate I	53%	59%	39%	62%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.47%.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Emerging Markets Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.47	$10.58	$9.86	$12.58	$14.74
Income from Investment Operations
Net investment income (loss) A,B	.22	.16	.18 C	.21	.18
Net realized and unrealized gain (loss)	4.45	.87	.75	(2.77)	(.47)
Total from investment operations	4.67	1.03	.93	(2.56)	(.29)
Distributions from net investment income	(.19)	(.13)	(.21)	(.16)	(.28)
Distributions from net realized gain	(.10)	-	-	-	(1.59)
Distributions from tax return of capital	-	(.01)	-	-	-
Total distributions	(.29)	(.14)	(.21)	(.16)	(1.87)
Net asset value, end of period	$15.85	$11.47	$10.58	$9.86	$12.58
Total Return D,E	40.79%	9.71%	9.49%	(20.37)%	(2.41)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.12%	1.14%	1.17%	1.17%	1.16%
Expenses net of fee waivers, if any	1.12%	1.14%	1.16%	1.17%	1.16%
Expenses net of all reductions, if any	1.12%	1.14%	1.16%	1.17%	1.16%
Net investment income (loss)	1.64%	1.40%	1.79% C	2.04%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$180,500	$180,147	$157,772	$137,866	$145,374
Portfolio turnover rate H	53%	59%	39%	62%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.32%.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Emerging Markets Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.42	$10.53	$9.82	$12.52	$14.68
Income from Investment Operations
Net investment income (loss) A,B	.25	.18	.20 C	.23	.20
Net realized and unrealized gain (loss)	4.43	.87	.74	(2.76)	(.47)
Total from investment operations	4.68	1.05	.94	(2.53)	(.27)
Distributions from net investment income	(.28)	(.15)	(.23)	(.17)	(.30)
Distributions from net realized gain	(.10)	-	-	-	(1.59)
Distributions from tax return of capital	-	(.01)	-	-	-
Total distributions	(.38)	(.16)	(.23)	(.17)	(1.89)
Net asset value, end of period	$15.72	$11.42	$10.53	$9.82	$12.52
Total Return D,E	41.06%	9.90%	9.61%	(20.20)%	(2.28)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.94%	.97%	.99%	.99%	.99%
Expenses net of fee waivers, if any	.94%	.96%	.99%	.99%	.99%
Expenses net of all reductions, if any	.94%	.96%	.99%	.99%	.99%
Net investment income (loss)	1.81%	1.57%	1.96% C	2.22%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$334,689	$217,287	$210,708	$220,389	$303,059
Portfolio turnover rate H	53%	59%	39%	62%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.49%.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$501,470,664
Gross unrealized depreciation	(82,745,452)
Net unrealized appreciation (depreciation)	$418,725,212
Tax Cost	$955,802,645

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$24,895,987
Net unrealized appreciation (depreciation) on securities and other investments	$418,683,724

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$22,322,557	$ 13,550,279
Long-term Capital Gains	8,910,254	-
Tax Return of Capital	-	1,405,712
Total	$31,232,811	$ 14,955,991

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Emerging Markets Portfolio	643,229,041	774,191,730
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.85
Service Class	.85
Service Class 2.85
Investor Class	.93

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.83
Service Class	.83
Service Class 2.83
Investor Class	.91

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$230,285
Service Class 2	521,150
$751,435
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Emerging Markets Portfolio	4,076

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Emerging Markets Portfolio	Borrower	11,736,778	4.48%	26,317

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Emerging Markets Portfolio	24,849,152	63,009,728	9,361,812
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Emerging Markets Portfolio	1,592
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Emerging Markets Portfolio	19,131	-	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Emerging Markets Portfolio
Distributions to shareholders
Initial Class	$13,808,723	$6,587,374
Service Class	6,176,831	2,253,424
Service Class 2	3,292,948	1,931,349
Investor Class	7,954,309	2,778,132
Total	$31,232,811	$13,550,279
Tax Return of Capital
Initial Class	$ -	$ 685,021
Service Class	-	279,738
Service Class 2	-	237,818
Investor Class	-	203,135
Total	$ -	$1,405,712
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Emerging Markets Portfolio
Initial Class
Shares sold	13,501,716	14,364,200	$176,543,063	$165,607,016
Reinvestment of distributions	886,880	614,004	13,808,722	7,272,395
Shares redeemed	(21,919,975)	(17,242,432)	(292,297,995)	(198,562,615)
Net increase (decrease)	(7,531,379)	(2,264,228)	$(101,946,210)	$(25,683,204)
Service Class
Shares sold	2,458,522	6,140,549	$33,712,245	$68,289,613
Reinvestment of distributions	395,697	213,451	6,176,831	2,533,162
Shares redeemed	(2,266,749)	(6,338,882)	(31,258,922)	(73,170,254)
Net increase (decrease)	587,470	15,118	$8,630,154	$(2,347,479)
Service Class 2
Shares sold	4,971,748	3,501,387	$68,196,399	$40,277,123
Reinvestment of distributions	211,086	183,454	3,292,948	2,169,167
Shares redeemed	(9,510,467)	(2,889,926)	(140,682,764)	(33,225,651)
Net increase (decrease)	(4,327,633)	794,915	$(69,193,417)	$9,220,639
Investor Class
Shares sold	8,708,837	3,818,109	$122,799,855	$45,356,414
Reinvestment of distributions	514,176	253,135	7,954,309	2,981,267
Shares redeemed	(6,968,667)	(5,052,854)	(92,067,843)	(58,767,954)
Net increase (decrease)	2,254,346	(981,610)	$38,686,321	$(10,430,273)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Emerging Markets Portfolio	20%	2	22%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Emerging Markets Portfolio	29%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund II and the Shareholders of VIP Emerging Markets Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of VIP Emerging Markets Portfolio (the "Fund"), a fund of Variable Insurance Products Fund II, including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $34,066,773, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $517,445 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Initial Class, Service Class, Service Class 2, and Investor Class designate 1% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Emerging Markets Portfolio
Initial Class	12/10/2025	$0.3039	$0.0432
Service Class	12/10/2025	$0.2980	$0.0432
Service Class 2	12/10/2025	$0.2263	$0.0432
Investor Class	12/10/2025	$0.3126	$0.0432

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.858135.117
VIPEM-ANN-0226
Fidelity® Variable Insurance Products:

VIP Disciplined Small Cap Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Disciplined Small Cap Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
BERMUDA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Corp Ltd	53,071	479,231
BRAZIL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
StoneCo Ltd Class A (a)	10,747	158,948
CANADA - 0.8%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Teekay Tankers Ltd Class A	19,281	1,029,991
Health Care - 0.2%
Biotechnology - 0.2%
Aurinia Pharmaceuticals Inc (a)	38,664	616,691
Xenon Pharmaceuticals Inc (a)	6,096	273,223
TOTAL HEALTH CARE		889,914
Information Technology - 0.4%
Software - 0.4%
D-Wave Quantum Inc (a)(b)	41,349	1,081,277
Hut 8 Corp (United States) (a)	10,930	502,124
TOTAL INFORMATION TECHNOLOGY		1,583,401
Materials - 0.0%
Metals & Mining - 0.0%
Novagold Resources Inc (United States) (a)	20,255	188,776
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (a)	58,151	212,251
TOTAL CANADA		3,904,333
DENMARK - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Novo Nordisk A/S rights (a)(c)	2,732	1,776
IRELAND - 0.2%
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Cimpress PLC (a)(b)	18,738	1,247,763
MONACO - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	13,000	660,790
Industrials - 0.1%
Marine Transportation - 0.1%
Costamare Inc (b)	22,853	360,849
TOTAL MONACO		1,021,639
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SFL Corp Ltd (b)	29,690	231,879
SINGAPORE - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (a)(b)	12,513	169,426
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	6,994	318,647
TOTAL SINGAPORE		488,073
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Caledonia Mining Corp PLC	6,822	178,532
SWITZERLAND - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
ADC Therapeutics SA (a)(b)	40,126	141,645
CRISPR Therapeutics AG (a)(b)	18,926	992,479

TOTAL SWITZERLAND		1,134,124
THAILAND - 1.0%
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 1.0%
Fabrinet (a)	11,417	5,197,932
UNITED KINGDOM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Indivior PLC (a)	13,656	489,977
UNITED STATES - 95.5%
Communication Services - 2.6%
Diversified Telecommunication Services - 1.2%
Atn International Inc	23,406	533,657
Bandwidth Inc Class A (a)	112,670	1,740,752
Globalstar Inc (a)	5,239	319,789
IDT Corp Class B	3,926	201,050
Lumen Technologies Inc (a)	375,273	2,915,871
		5,711,119
Entertainment - 0.6%
AMC Entertainment Holdings Inc Class A (a)	21,619	33,726
Cinemark Holdings Inc	26,841	623,785
Eventbrite Inc Class A (a)	122,062	543,176
Lionsgate Studios Corp	34,968	319,258
Madison Square Garden Entertainment Corp Class A (a)	17,877	963,392
Marcus Corp/The	3,989	61,869
Playtika Holding Corp	48,876	193,060
Sphere Entertainment Co Class A (a)(b)	5,031	478,347
		3,216,613
Interactive Media & Services - 0.5%
TrueCar Inc (a)	134,139	303,154
Yelp Inc Class A (a)	73,148	2,222,968
ZipRecruiter Inc Class A (a)	31,843	124,188
		2,650,310
Media - 0.3%
Cable One Inc	1,207	136,210
John Wiley & Sons Inc Class A	40,361	1,236,257
TEGNA Inc	5,292	102,717
USA TODAY Co Inc (a)	26,534	136,650
		1,611,834
TOTAL COMMUNICATION SERVICES		13,189,876
Consumer Discretionary - 9.1%
Automobile Components - 0.9%
American Axle & Manufacturing Holdings Inc (a)	53,556	343,294
Cooper-Standard Holdings Inc (a)(b)	15,583	511,590
Fox Factory Holding Corp (a)	6,105	104,456
Goodyear Tire & Rubber Co/The (a)	36,926	323,472
Patrick Industries Inc	1,837	199,186
Phinia Inc	53,568	3,358,178
		4,840,176
Automobiles - 0.1%
Winnebago Industries Inc	13,891	562,863
Broadline Retail - 0.2%
Groupon Inc (a)(b)	48,869	860,583
Diversified Consumer Services - 0.5%
Chegg Inc (a)	205,378	191,002
Coursera Inc (a)	71,419	525,644
Graham Holdings Co Class B	614	674,540
Strategic Education Inc	1,420	113,883
Universal Technical Institute Inc (a)	36,881	963,701
		2,468,770
Hotels, Restaurants & Leisure - 1.4%
Accel Entertainment Inc Class A (a)	20,112	229,478
Brightstar Lottery PLC	46,493	719,712
Brinker International Inc (a)	4,321	620,150
Global Business Travel Group I Class A (a)(b)	173,322	1,325,913
Life Time Group Holdings Inc (a)	94,226	2,504,527
Marriott Vacations Worldwide Corp (b)	5,569	321,276
Monarch Casino & Resort Inc	9,283	888,383
Navan Inc Class A (a)	22,196	379,108
Shake Shack Inc Class A (a)	3,200	259,744
Target Hospitality Corp (a)	12,300	98,522
		7,346,813
Household Durables - 2.1%
Cavco Industries Inc (a)	1,629	962,315
Ethan Allen Interiors Inc	17,128	391,204
Flexsteel Industries Inc	11,896	469,773
Installed Building Products Inc	6,535	1,695,114
KB Home	2,955	166,691
M/I Homes Inc (a)	15,424	1,973,501
Meritage Homes Corp	15,959	1,050,102
Sonos Inc (a)	171,025	3,003,199
Taylor Morrison Home Corp (a)	17,485	1,029,342
		10,741,241
Leisure Products - 0.6%
Peloton Interactive Inc Class A (a)	125,000	770,000
Sturm Ruger & Co Inc	11,790	384,944
Topgolf Callaway Brands Corp (a)	148,360	1,731,361
		2,886,305
Specialty Retail - 3.1%
Abercrombie & Fitch Co Class A (a)	30,395	3,825,820
Advance Auto Parts Inc	2,670	104,931
American Eagle Outfitters Inc	16,987	447,947
Carparts Com Inc (a)	134,272	67,136
Carvana Co Class A (a)	3,604	1,520,960
Citi Trends Inc (a)	8,386	348,522
National Vision Holdings Inc (a)	6,677	172,400
Petco Health & Wellness Co Inc Class A (a)	559,912	1,573,353
RealReal Inc/The (a)	26,749	422,099
Sally Beauty Holdings Inc (a)	58,062	827,964
Sonic Automotive Inc Class A	8,521	527,109
Stitch Fix Inc Class A (a)	24,266	127,397
ThredUp Inc Class A (a)	329,321	2,104,361
Upbound Group Inc	25,114	441,002
Urban Outfitters Inc (a)	42,742	3,216,763
		15,727,764
Textiles, Apparel & Luxury Goods - 0.2%
G-III Apparel Group Ltd	21,884	633,761
Rocky Brands Inc	4,032	118,258
Wolverine World Wide Inc	26,806	486,529
		1,238,548
TOTAL CONSUMER DISCRETIONARY		46,673,063
Consumer Staples - 0.9%
Beverages - 0.0%
National Beverage Corp (a)	6,690	213,344
Consumer Staples Distribution & Retail - 0.3%
Natural Grocers by Vitamin Cottage Inc	5,058	126,703
Sprouts Farmers Market Inc (a)	1,964	156,472
United Natural Foods Inc (a)	40,739	1,371,682
		1,654,857
Food Products - 0.6%
Cal-Maine Foods Inc	10,158	808,272
Calavo Growers Inc	24,823	539,900
Utz Brands Inc Class A	135,186	1,403,231
		2,751,403
Household Products - 0.0%
Central Garden & Pet Co Class A (a)	7,487	218,546
Personal Care Products - 0.0%
Honest Co Inc/The (a)(b)	9,980	25,747
Medifast Inc (a)(b)	9,413	100,531
		126,278
TOTAL CONSUMER STAPLES		4,964,428
Energy - 4.4%
Energy Equipment & Services - 1.9%
Archrock Inc	131,963	3,433,677
Expro Group Holdings NV (a)	49,246	657,434
Helix Energy Solutions Group Inc (a)	87,292	547,321
Helmerich & Payne Inc	27,973	802,266
Innovex International Inc (a)(b)	10,406	227,579
National Energy Services Reunited Corp (a)	10,189	159,559
Oceaneering International Inc (a)	30,752	738,971
Oil States International Inc (a)	48,119	325,766
Solaris Energy Infrastructure Inc Class A	44,542	2,047,596
Transocean Ltd (a)	179,509	741,372
		9,681,541
Oil, Gas & Consumable Fuels - 2.5%
California Resources Corp	62,868	2,810,828
Core Natural Resources Inc	6,873	608,329
Crescent Energy Co Class A (b)	141,402	1,186,363
Delek US Holdings Inc	51,911	1,539,680
Dorian LPG Ltd	12,570	305,954
Energy Fuels Inc/Canada (United States) (a)(b)	17,795	258,739
Excelerate Energy Inc Class A	102,057	2,862,699
Gulfport Energy Corp (a)	1,287	267,683
Sable Offshore Corp (a)(b)	303	2,733
Uranium Energy Corp (a)(b)	75,095	877,110
World Kinect Corp	80,128	1,877,399
		12,597,517
TOTAL ENERGY		22,279,058
Financials - 18.3%
Banks - 8.8%
Ameris Bancorp (b)	26,336	1,955,975
Associated Banc-Corp	72,701	1,872,778
Axos Financial Inc (a)	3,959	341,107
BancFirst Corp	732	77,607
Bancorp Inc/The (a)	9,387	633,810
Bank of Hawaii Corp	19,826	1,355,504
Burke & Herbert Financial Services Corp	7,514	468,197
Business First Bancshares Inc	3,596	93,999
Byline Bancorp Inc	9,672	281,939
Cadence Bank	17,661	756,597
Capital City Bank Group Inc	1,334	56,788
Central Pacific Financial Corp	41,820	1,303,111
Community Financial System Inc	1,104	63,414
Community Trust Bancorp Inc	20,998	1,186,387
Eastern Bankshares Inc	170,294	3,138,519
FB Financial Corp	14,011	781,814
First Bancorp/Southern Pines NC	4,830	245,316
First Busey Corp	47,035	1,118,963
First Commonwealth Financial Corp	55,797	940,737
First Financial Bancorp	21,578	539,882
First Financial Bankshares Inc	25,660	766,464
First Financial Corp	3,736	225,729
First Merchants Corp	40,528	1,518,989
Flushing Financial Corp	17,379	263,639
Glacier Bancorp Inc	20,449	900,778
Great Southern Bancorp Inc	16,726	1,029,653
Hilltop Holdings Inc (b)	34,003	1,154,062
Independent Bank Corp/MI	2,985	97,102
Lakeland Financial Corp (b)	22,603	1,289,727
Live Oak Bancshares Inc	41,595	1,428,788
NB Bancorp Inc	98,318	1,948,663
Nbt Bancorp Inc	4,672	193,981
Nicolet Bankshares Inc	853	103,469
Northfield Bancorp Inc	77,975	891,254
Northrim BanCorp Inc	5,972	158,915
Northwest Bancshares Inc	193,773	2,325,277
Old National Bancorp/IN	27,058	603,664
Origin Bancorp Inc	21,536	809,969
Park National Corp	5,997	912,623
Provident Financial Services Inc	40,195	793,851
Renasant Corp (b)	11,391	401,191
S&T Bancorp Inc	22,498	885,296
Sierra Bancorp	11,332	370,330
Simmons First National Corp Class A	111,324	2,098,458
SmartFinancial Inc	3,098	114,595
Trustmark Corp	7,952	309,730
UMB Financial Corp	8,319	957,018
United Bankshares Inc/WV	21,021	807,206
United Community Bank/SC	51,509	1,608,111
Washington Trust Bancorp Inc	6,982	206,318
WesBanco Inc	76,118	2,530,163
		44,917,457
Capital Markets - 2.3%
Acadian Asset Management Inc	31,802	1,494,694
BGC Group Inc Class A	275,167	2,457,241
Cohen & Steers Inc	22,468	1,410,541
Federated Hermes Inc Class B	43,856	2,283,582
Oppenheimer Holdings Inc Class A	1,660	120,001
Piper Sandler Cos	425	144,377
StoneX Group Inc (a)	15,601	1,484,123
WisdomTree Inc	187,529	2,285,979
		11,680,538
Consumer Finance - 2.6%
Bread Financial Holdings Inc	1,760	130,293
Dave Inc Class A (a)	4,080	903,353
Encore Capital Group Inc (a)	54,781	2,977,347
Enova International Inc (a)	21,675	3,407,310
EZCORP Inc Class A (a)	98,975	1,922,095
FirstCash Holdings Inc	9,979	1,590,453
Lendingtree Inc (a)	12,778	678,384
NerdWallet Inc Class A (a)	25,229	341,853
PROG Holdings Inc	42,619	1,256,834
Regional Management Corp	9,008	349,060
		13,556,982
Financial Services - 1.4%
Compass Diversified Holdings	170,334	817,603
Essent Group Ltd	2,054	133,531
Federal Agricultural Mortgage Corp Class C	407	71,457
Flywire Corp (a)	70,092	992,503
NCR Atleos Corp (a)	12,221	465,742
NMI Holdings Inc (a)	51,696	2,108,681
Payoneer Global Inc (a)	328,439	1,845,827
Radian Group Inc	13,387	481,798
Repay Holdings Corp Class A (a)	38,256	139,634
Waterstone Financial Inc	16,975	280,936
		7,337,712
Insurance - 3.0%
American Integrity Insurance Group Inc	8,791	183,117
Amerisafe Inc	682	26,195
CNO Financial Group Inc	1,809	76,827
Genworth Financial Inc Class A (a)	181,049	1,634,872
HCI Group Inc	8,624	1,653,135
Heritage Insurance Holdings Inc (a)	21,188	619,961
Horace Mann Educators Corp	56,976	2,631,152
Kingstone Cos Inc (b)	9,025	151,891
Lemonade Inc (a)(b)	15,179	1,080,441
Oscar Health Inc Class A (a)(b)	17,988	258,488
Palomar Hldgs Inc (a)	4,375	589,575
Selective Insurance Group Inc	24,793	2,074,430
Selectquote Inc (a)	159,716	225,200
Stewart Information Services Corp	4,579	321,721
Tiptree Inc Class A	18,536	338,653
Trupanion Inc (a)	24,306	908,315
United Fire Group Inc	30,189	1,097,370
Universal Insurance Holdings Inc	37,089	1,253,608
		15,124,951
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Kkr Real Estate Finance Trust Inc (b)	65,620	539,396
TPG RE Finance Trust Inc	43,926	378,203
		917,599
TOTAL FINANCIALS		93,535,239
Health Care - 16.0%
Biotechnology - 7.6%
ACADIA Pharmaceuticals Inc (a)	36,486	974,541
ADMA Biologics Inc (a)	29,721	542,111
Agios Pharmaceuticals Inc (a)	2,509	68,295
Akebia Therapeutics Inc (a)	148,886	239,706
Alkermes PLC (a)	34,115	954,538
Altimmune Inc (a)(b)	71,769	259,086
Amicus Therapeutics Inc (a)	15,261	217,317
Anika Therapeutics Inc (a)	7,615	73,180
Arcellx Inc (a)	3,063	199,708
Arcus Biosciences Inc (a)	32,770	780,909
Arcutis Biotherapeutics Inc (a)	13,065	379,408
Ardelyx Inc (a)	89,910	524,175
ArriVent Biopharma Inc (a)	4,089	82,271
Arrowhead Pharmaceuticals Inc (a)	19,227	1,276,481
Atara Biotherapeutics Inc (a)(b)	16,238	293,745
Atreca Inc Class A rights (a)(b)(c)	11,775	0
Avidity Biosciences Inc (a)	10,596	764,289
Beam Therapeutics Inc (a)	5,788	160,443
BioCryst Pharmaceuticals Inc (a)(b)	70,907	553,075
Biohaven Ltd (a)	26,665	301,048
Black Diamond Therapeutics Inc (a)(b)	86,058	209,121
Blueprint Medicines Corp rights (a)(c)	7,313	0
Bridgebio Pharma Inc (a)	23,204	1,774,875
C4 Therapeutics Inc (a)(b)	50,447	96,354
Cardiff Oncology Inc (a)(b)	31,282	87,902
CareDx Inc (a)	27,501	518,119
Carisma Therapeutics Inc rights (a)(c)	165,842	2
Cartesian Therapeutics Inc rights (a)(c)	46,724	13,550
Catalyst Pharmaceuticals Inc (a)	29,052	678,074
Celcuity Inc (a)	3,042	303,409
Celldex Therapeutics Inc (a)	3,758	102,067
CG oncology Inc (a)	2,946	122,318
Cidara Therapeutics Inc (a)	481	106,248
Cogent Biosciences Inc (a)	36,581	1,299,357
Compass Therapeutics Inc (a)	5,919	31,785
Concentra Biosciences LLC rights (a)(c)	20,028	0
Cytokinetics Inc (a)	15,917	1,011,366
CytomX Therapeutics Inc (a)	108,311	461,405
Day One Biopharmaceuticals Inc (a)	31,701	295,453
Denali Therapeutics Inc (a)	11,123	183,641
Design Therapeutics Inc (a)	25,200	236,376
Dyne Therapeutics Inc (a)	8,415	164,597
Editas Medicine Inc (a)	45,399	93,068
Emergent BioSolutions Inc (a)(b)	5,240	64,766
Erasca Inc (a)	96,321	358,314
GRAIL Inc (a)	3,208	274,573
Ideaya Biosciences Inc (a)	7,730	267,226
Inhibrx Biosciences Inc (a)	6,264	494,856
Insmed Inc (a)	2,119	368,791
Ironwood Pharmaceuticals Inc Class A (a)	139,320	469,508
Jasper Therapeutics Inc Class A (a)	11,899	21,775
Jounce Therapeutics Inc rights (a)(c)	67,389	1
Kalaris Therapeutics Inc (a)(b)	7,806	65,883
KalVista Pharmaceuticals Inc (a)(b)	20,394	329,363
Kiniksa Pharmaceuticals International Plc Class A (a)	11,514	474,953
Kodiak Sciences Inc (a)	22,223	621,355
Krystal Biotech Inc (a)	2,920	719,897
Kura Oncology Inc (a)	37,280	387,339
Kymera Therapeutics Inc (a)	5,854	455,500
MacroGenics Inc (a)	39,900	64,239
Madrigal Pharmaceuticals Inc (a)	3,743	2,179,700
MiMedx Group Inc (a)	51,330	347,504
Mirum Pharmaceuticals Inc (a)	10,107	798,352
Myriad Genetics Inc (a)	64,002	393,612
Neurogene Inc (a)(b)	5,940	122,364
Nkarta Inc (a)	42,606	78,821
Novavax Inc (a)(b)	49,008	329,334
Nuvalent Inc Class A (a)	2,834	285,072
Oncternal Therapeutics Inc rights (a)(c)	466	0
Organogenesis Holdings Inc Class A (a)	21,639	112,090
ORIC Pharmaceuticals Inc (a)(b)	12,101	98,986
Praxis Precision Medicines Inc (a)	4,824	1,421,826
Precigen Inc (a)	27,865	116,476
Protagonist Therapeutics Inc (a)	3,506	306,214
PTC Therapeutics Inc (a)	18,804	1,428,352
Puma Biotechnology Inc (a)	18,175	108,141
Q32 Bio Inc rights (a)(c)	22,439	0
Recursion Pharmaceuticals Inc Class A (a)(b)	17,383	71,096
REGENXBIO Inc (a)	16,682	240,221
Relay Therapeutics Inc (a)	31,946	270,263
Replimune Group Inc (a)(b)	30,110	292,669
Rhythm Pharmaceuticals Inc (a)	13,601	1,455,852
Rigel Pharmaceuticals Inc (a)	8,317	356,217
Sangamo Therapeutics Inc (a)(b)	220,038	92,416
Scholar Rock Holding Corp (a)	8,259	363,809
Soleno Therapeutics Inc (a)	4,100	189,830
Solid Biosciences Inc (a)	39,702	223,919
Surface Oncology Inc rights (a)(c)	32,938	0
Taysha Gene Therapies Inc (a)	88,962	489,291
TG Therapeutics Inc (a)(b)	18,708	557,685
Travere Therapeutics Inc (a)	27,025	1,032,625
Twist Bioscience Corp (a)	2,306	73,146
UroGen Pharma Ltd (a)(b)	19,515	457,041
Vanda Pharmaceuticals Inc (a)	49,378	435,514
Vaxcyte Inc (a)	13,722	633,133
Vera Therapeutics Inc Class A (a)	4,965	251,428
Veracyte Inc (a)	19,562	823,560
Verastem Inc (a)	42,609	328,941
Vericel Corp (a)	3,319	119,517
Voyager Therapeutics Inc (a)	28,887	113,526
Xencor Inc (a)(b)	8,888	136,075
Zentalis Pharmaceuticals Inc (a)	42,799	57,779
		39,064,149
Health Care Equipment & Supplies - 1.7%
Accuray Inc Del (a)	178,351	147,068
Alphatec Holdings Inc (a)	15,026	316,147
AtriCure Inc (a)(b)	34,633	1,370,082
Avanos Medical Inc (a)	18,875	211,966
Bioventus Inc (a)	42,140	313,522
Cerus Corp (a)	183,372	377,746
Enovis Corp (a)	13,895	370,163
Haemonetics Corp (a)	5,393	432,249
iRhythm Technologies Inc (a)	10,105	1,793,032
Lantheus Holdings Inc (a)	1,444	96,098
Merit Medical Systems Inc (a)	1,013	89,286
NeuroPace Inc (a)	7,285	112,480
Omnicell Inc (a)	23,236	1,052,591
Orthofix Medical Inc (a)	77,359	1,172,762
Tactile Systems Technology Inc (a)	13,549	392,921
Varex Imaging Corp (a)	40,445	471,184
		8,719,297
Health Care Providers & Services - 3.6%
Alignment Healthcare Inc (a)	86,121	1,700,890
Aveanna Healthcare Holdings Inc (a)	46,256	377,912
BrightSpring Health Services Inc (a)	54,667	2,047,279
Brookdale Senior Living Inc (a)	1,196	12,905
Castle Biosciences Inc (a)	5,698	221,652
Enhabit Inc (a)(b)	28,784	265,388
Guardant Health Inc (a)	44,551	4,550,439
HealthEquity Inc (a)	26,234	2,403,297
Hims & Hers Health Inc Class A (a)(b)	26,127	848,344
NeoGenomics Inc (a)	9,921	116,671
Option Care Health Inc (a)	116,262	3,704,107
PACS Group Inc (a)	15,700	602,723
Privia Health Group Inc (a)	32,199	763,438
Progyny Inc (a)	25,952	666,447
		18,281,492
Health Care Technology - 0.5%
Claritev Corp Class A (a)(b)	6,039	258,167
Health Catalyst Inc (a)(b)	45,068	107,713
HealthStream Inc	57,632	1,329,570
Phreesia Inc (a)	38,081	644,331
Teladoc Health Inc (a)	38,396	268,772
		2,608,553
Life Sciences Tools & Services - 0.3%
10X Genomics Inc Class A (a)	33,561	547,380
Adaptive Biotechnologies Corp (a)	49,466	803,328
BioLife Solutions Inc (a)	9,580	231,644
Codexis Inc (a)	53,949	87,936
		1,670,288
Pharmaceuticals - 2.3%
Alumis Inc (a)	11,642	113,626
Amneal Intermediate Inc Class A (a)	62,803	791,318
ANI Pharmaceuticals Inc (a)	6,364	502,374
Atea Pharmaceuticals Inc (a)	21,416	76,455
Axsome Therapeutics Inc (a)	8,842	1,614,904
Collegium Pharmaceutical Inc (a)	11,440	529,672
Crinetics Pharmaceuticals Inc (a)	7,887	367,140
Edgewise Therapeutics Inc (a)	9,046	224,476
EyePoint Inc (a)	10,278	187,779
Harmony Biosciences Holdings Inc (a)	13,477	504,309
Innoviva Inc (a)	12,261	245,097
Ligand Pharmaceuticals Inc (a)	4,875	921,717
Liquidia Corp (a)	3,227	111,299
Nektar Therapeutics (a)(b)	8,997	380,393
Pacira BioSciences Inc (a)	3,671	95,005
Pfizer Inc rights (a)(c)	7,964	39,024
Phibro Animal Health Corp Class A	10,725	400,686
Prestige Consumer Healthcare Inc (a)	12,047	743,179
Rapport Therapeutics Inc (a)	11,684	354,493
Supernus Pharmaceuticals Inc (a)	14,793	735,212
Tarsus Pharmaceuticals Inc (a)	3,545	290,265
Terns Pharmaceuticals Inc (a)	20,876	843,390
Trevi Therapeutics Inc (a)	28,400	355,568
WaVe Life Sciences Ltd (a)	35,183	598,111
Xeris Biopharma Holdings Inc (a)(b)	70,420	552,797
		11,578,289
TOTAL HEALTH CARE		81,922,068
Industrials - 17.4%
Aerospace & Defense - 1.7%
AAR Corp (a)	16,060	1,329,607
Archer Aviation Inc Class A (a)(b)	69,266	520,880
Carpenter Technology Corp	6,443	2,028,515
Ducommun Inc (a)	19,400	1,845,522
Intuitive Machines Inc Class A (a)(b)	666	10,809
Kratos Defense & Security Solutions Inc (a)(b)	26,073	1,979,202
Park Aerospace Corp	6,097	130,110
Rocket Lab Corp	11,999	837,050
		8,681,695
Building Products - 1.0%
Apogee Enterprises Inc	26,419	961,915
Griffon Corp	18,601	1,369,964
Resideo Technologies Inc (a)	84,313	2,961,073
		5,292,952
Commercial Services & Supplies - 1.0%
ABM Industries Inc	24,576	1,039,565
Brink's Co/The	6,144	717,189
Healthcare Services Group Inc (a)	27,211	520,274
Interface Inc	22,602	631,048
OPENLANE Inc (a)	54,595	1,625,839
Vestis Corp	71,087	474,150
		5,008,065
Construction & Engineering - 2.6%
Arcosa Inc	33,057	3,514,620
Comfort Systems USA Inc	2,829	2,640,277
Dycom Industries Inc (a)	2,744	927,198
EMCOR Group Inc	3,751	2,294,824
Granite Construction Inc	2,764	318,827
Limbach Holdings Inc (a)	6,535	508,750
MYR Group Inc (a)	2,039	445,522
Orion Group Holdings Inc (a)(b)	13,623	135,413
Sterling Infrastructure Inc (a)	1,303	399,018
Tutor Perini Corp	32,808	2,198,792
		13,383,241
Electrical Equipment - 3.6%
Allient Inc	20,574	1,105,853
American Superconductor Corp (a)	13,106	377,191
Bloom Energy Corp Class A (a)	56,553	4,913,891
EnerSys	25,565	3,751,664
Enovix Corp Class B (a)(b)	500	3,655
Eos Energy Enterprises Inc (a)(b)	20,774	238,070
LSI Industries Inc	44,603	817,127
Nextpower Inc Class A (a)	4,265	371,524
NuScale Power Corp Class A (a)(b)	12,297	174,248
Plug Power Inc (a)	428,000	843,160
Preformed Line Products Co	11,382	2,352,773
Sunrun Inc (a)	17,605	323,932
Vicor Corp (a)	23,899	2,619,330
		17,892,418
Ground Transportation - 0.2%
Covenant Logistics Group Inc Class A	3,610	79,564
Marten Transport Ltd	95,826	1,090,500
		1,170,064
Machinery - 3.4%
Astec Industries Inc (b)	19,278	835,123
Atmus Filtration Technologies Inc	8,480	440,197
CECO Environmental Corp (a)	22,960	1,374,156
Chart Industries Inc (a)	4,303	887,408
ESCO Technologies Inc	3,021	590,273
Federal Signal Corp	26,210	2,846,145
Franklin Electric Co Inc	13,579	1,297,202
Gorman-Rupp Co/The (b)	6,940	331,385
Hillman Solutions Corp (a)	140,117	1,213,413
Hurco Cos Inc (a)	5,989	92,530
Hyster-Yale Inc Class A	3,208	95,310
Kennametal Inc	20,520	582,973
L B Foster Co Class A (a)	3,644	98,206
Mueller Water Products Inc Class A1	4,614	109,905
Proto Labs Inc (a)(b)	24,672	1,248,156
SPX Technologies Inc (a)	6,624	1,325,197
Trinity Industries Inc	39,720	1,050,197
Watts Water Technologies Inc Class A	1,359	375,111
Worthington Enterprises Inc	50,278	2,592,836
		17,385,723
Marine Transportation - 0.0%
Matson Inc	1,824	225,355
Passenger Airlines - 0.9%
Allegiant Travel Co (a)	1,160	98,913
Joby Aviation Inc Class A (a)(b)	113,069	1,492,511
SkyWest Inc (a)	30,418	3,054,271
		4,645,695
Professional Services - 0.8%
ExlService Holdings Inc (a)	36,318	1,541,336
IBEX Holdings Ltd (a)	2,928	111,791
Insperity Inc	23,637	915,225
Planet Labs PBC Class A (a)	71,399	1,407,988
Willdan Group Inc (a)	3,039	315,023
		4,291,363
Trading Companies & Distributors - 2.2%
Applied Industrial Technologies Inc	5,609	1,440,223
DNOW Inc (a)	114,800	1,521,100
DXP Enterprises Inc/TX (a)	22,575	2,478,509
FTAI Aviation Ltd	14,935	2,939,955
McGrath RentCorp	4,819	505,658
Rush Enterprises Inc Class A	32,734	1,765,672
Xometry Inc Class A (a)	6,920	411,532
		11,062,649
TOTAL INDUSTRIALS		89,039,220
Information Technology - 15.2%
Communications Equipment - 1.6%
ADTRAN Holdings Inc (a)(b)	86,254	749,547
CommScope Holding Co Inc (a)	85,594	1,551,819
Extreme Networks Inc (a)	173,953	2,896,318
Harmonic Inc (a)	50,486	499,307
NetScout Systems Inc (a)	35,687	965,690
Viavi Solutions Inc (a)	84,442	1,504,756
		8,167,437
Electronic Equipment, Instruments & Components - 2.6%
Aeva Technologies Inc (a)(b)	17,549	233,051
Arlo Technologies Inc (a)	83,356	1,166,150
Benchmark Electronics Inc	26,941	1,151,997
Daktronics Inc (a)	22,639	447,573
Evolv Technologies Holdings Inc Class A (a)	53,346	381,957
Itron Inc (a)	20,512	1,904,744
Mirion Technologies Inc Class A (a)	482	11,288
nLight Inc (a)	18,967	711,452
Ouster Inc Class A (a)	22,271	481,944
PC Connection Inc	8,221	474,845
Plexus Corp (a)	11,232	1,651,104
Sanmina Corp (a)	24,410	3,663,210
ScanSource Inc (a)	21,661	846,079
		13,125,394
IT Services - 0.5%
Applied Digital Corp (a)(b)	26,281	644,410
Backblaze Inc Class A (a)	40,578	189,093
Commerce.com Inc (a)	240,513	990,914
Fastly Inc Class A (a)	72,500	738,050
		2,562,467
Semiconductors & Semiconductor Equipment - 3.3%
ACM Research Inc Class A (a)	34,307	1,353,411
Ambarella Inc (a)	37,131	2,630,360
CEVA Inc (a)	4,145	89,200
Credo Technology Group Holding Ltd (a)	30,417	4,376,702
Diodes Inc (a)	10,801	532,921
MaxLinear Inc Class A (a)	106,633	1,858,613
Navitas Semiconductor Corp Class A (a)(b)	60,554	432,356
PDF Solutions Inc (a)(b)	67,358	1,921,724
Rigetti Computing Inc Class A (a)(b)	76,179	1,687,365
Silicon Laboratories Inc (a)	5,491	717,674
SiTime Corp (a)	3,058	1,080,055
		16,680,381
Software - 6.2%
8x8 Inc (a)	549,554	1,082,621
ACI Worldwide Inc (a)	48,915	2,338,627
Alarm.com Holdings Inc (a)	26,686	1,361,520
Appian Corp Class A (a)	54,582	1,933,294
Arteris Inc (a)	37,454	580,537
Asana Inc Class A (a)(b)	110,827	1,519,438
Blackbaud Inc (a)	20,376	1,290,208
Cipher Mining Inc (a)(b)	25,969	383,302
Clear Secure Inc Class A (b)	76,121	2,670,326
Commvault Systems Inc (a)	17,692	2,217,870
Domo Inc Class B (a)(b)	68,289	575,676
Five9 Inc (a)	10,447	209,462
Intapp Inc (a)	43,151	1,977,179
LiveRamp Holdings Inc (a)	67,478	1,981,829
OneSpan Inc	34,080	437,587
PagerDuty Inc (a)	88,123	1,155,293
Progress Software Corp (a)(b)	66,115	2,840,301
Q2 Holdings Inc (a)	26,113	1,884,314
SoundHound AI Inc Class A (a)(b)	38,756	386,397
Sprout Social Inc Class A (a)	29,326	330,504
SPS Commerce Inc (a)	1,315	117,206
Tenable Holdings Inc (a)	82,975	1,952,402
Terawulf Inc (a)	33,204	381,514
Upland Software Inc (a)	19,729	28,212
Workiva Inc Class A (a)	8,805	759,431
Xperi Inc (a)	148,878	872,425
Yext Inc (a)	78,767	634,862
		31,902,337
Technology Hardware, Storage & Peripherals - 1.0%
CompoSecure Inc Class A (a)(b)	26,759	515,914
Diebold Nixdorf Inc (a)	28,935	1,964,397
Immersion Corp (b)	61,703	419,580
IonQ Inc (a)(b)	48,087	2,157,664
Quantum Computing Inc (a)(b)	6,609	67,808
		5,125,363
TOTAL INFORMATION TECHNOLOGY		77,563,379
Materials - 4.4%
Chemicals - 1.2%
American Vanguard Corp (a)	47,145	180,094
Balchem Corp	5,489	841,793
HB Fuller Co	27,362	1,626,945
Intrepid Potash Inc (a)	3,896	108,036
Mativ Holdings Inc	9,830	119,435
Minerals Technologies Inc	12,790	779,551
Sensient Technologies Corp	28,483	2,675,978
Trinseo PLC (b)	42,860	21,300
		6,353,132
Construction Materials - 0.1%
United States Lime & Minerals Inc	5,946	711,974
Containers & Packaging - 0.2%
O-I Glass Inc (a)	74,028	1,092,653
Metals & Mining - 2.8%
Coeur Mining Inc (a)	255,707	4,559,256
Commercial Metals Co	60,164	4,164,552
Hecla Mining Co	253,730	4,869,079
SunCoke Energy Inc	93,568	673,689
		14,266,576
Paper & Forest Products - 0.1%
Magnera Corp (a)(b)	19,621	297,062
TOTAL MATERIALS		22,721,397
Real Estate - 5.1%
Diversified REITs - 0.2%
Broadstone Net Lease Inc Class A	35,796	621,777
Essential Properties Realty Trust Inc	20,036	594,267
		1,216,044
Health Care REITs - 1.3%
American Healthcare REIT Inc	12,232	575,638
CareTrust REIT Inc	97,678	3,532,037
Community Healthcare Trust Inc	4,927	80,901
Diversified Healthcare Trust	42,135	204,355
Global Medical REIT Inc	7,302	246,369
Healthpeak Properties Inc	135,363	2,176,637
		6,815,937
Industrial REITs - 0.1%
Terreno Realty Corp	12,821	752,721
Office REITs - 0.4%
Brandywine Realty Trust	22,281	65,061
COPT Defense Properties	35,392	983,898
Douglas Emmett Inc	20,358	223,734
Easterly Government Properties Inc	6,634	140,574
Empire State Realty Trust Inc Class A	58,783	383,265
		1,796,532
Real Estate Management & Development - 1.8%
Compass Inc Class A (a)	309,921	3,275,865
Cushman & Wakefield Ltd	199,243	3,225,744
eXp World Holdings Inc (b)	47,030	425,622
Newmark Group Inc Class A	99,284	1,721,585
RE/MAX Holdings Inc Class A (a)	10,579	80,295
		8,729,111
Residential REITs - 0.1%
Centerspace	4,339	289,498
Retail REITs - 0.6%
Kite Realty Group Trust	11,732	281,216
Phillips Edison & Co Inc	63,024	2,241,764
Tanger Inc	4,866	162,378
Whitestone REIT	20,481	284,481
		2,969,839
Specialized REITs - 0.6%
Farmland Partners Inc	36,631	354,954
Outfront Media Inc	116,217	2,800,830
Safehold Inc	11,964	163,787
		3,319,571
TOTAL REAL ESTATE		25,889,253
Utilities - 2.1%
Electric Utilities - 0.3%
Oklo Inc Class A (a)(b)	15,754	1,130,507
TXNM Energy Inc	7,413	436,477
		1,566,984
Gas Utilities - 0.8%
New Jersey Resources Corp	10,423	480,709
Southwest Gas Holdings Inc	36,111	2,889,602
Spire Inc	7,604	628,851
		3,999,162
Independent Power and Renewable Electricity Producers - 1.0%
Hallador Energy Co (a)	63,872	1,216,123
Ormat Technologies Inc (b)	30,413	3,359,724
		4,575,847
Multi-Utilities - 0.0%
Northwestern Energy Group Inc	2,694	173,871
Water Utilities - 0.0%
Consolidated Water Co Ltd	5,119	180,650
TOTAL UTILITIES		10,496,514
TOTAL UNITED STATES		488,273,495
TOTAL COMMON STOCKS (Cost $407,376,736)		502,807,702

Money Market Funds - 6.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.79	7,683,991	7,685,528
Fidelity Securities Lending Cash Central Fund (d)(e)	3.77	25,084,830	25,087,338
TOTAL MONEY MARKET FUNDS (Cost $32,772,914)			32,772,866

TOTAL INVESTMENT IN SECURITIES - 104.6% (Cost $440,149,650)	535,580,568
NET OTHER ASSETS (LIABILITIES) - (4.6)%	(23,667,740)
NET ASSETS - 100.0%	511,912,828

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	60	3/2026	7,494,000	(261,506)

The notional amount of long futures as a percentage of Net Assets is 1.5%.

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,206,549	74,555,887	73,077,245	240,748	385	(48)	7,685,528	7,683,991	0.0%
Fidelity Securities Lending Cash Central Fund	28,207,874	176,500,179	179,621,658	114,175	943	-	25,087,338	25,084,830	0.1%
Total	34,414,423	251,056,066	252,698,903	354,923	1,328	(48)	32,772,866

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	13,359,302	13,359,302	-	-
Consumer Discretionary	46,673,063	46,673,063	-	-
Consumer Staples	4,964,428	4,964,428	-	-
Energy	24,680,949	24,680,949	-	-
Financials	93,694,187	93,694,187	-	-
Health Care	84,437,859	84,383,506	-	54,353
Industrials	90,647,832	90,647,832	-	-
Information Technology	84,663,359	84,663,359	-	-
Materials	23,088,705	23,088,705	-	-
Real Estate	26,101,504	26,101,504	-	-
Utilities	10,496,514	10,496,514	-	-

Money Market Funds	32,772,866	32,772,866	-	-
Total Investments in Securities:	535,580,568	535,526,215	-	54,353
Derivative Instruments:

Liabilities
Futures Contracts	(261,506)	(261,506)	-	-
Total Liabilities	(261,506)	(261,506)	-	-
Total Derivative Instruments:	(261,506)	(261,506)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	-	(261,506)
Total Equity Risk	-	(261,506)
Total Value of Derivatives	-	(261,506)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $28,116,249) - See accompanying schedule:
Unaffiliated issuers (cost $407,376,736)	$502,807,702
Fidelity Central Funds (cost $32,772,914)	32,772,866

Total Investment in Securities (cost $440,149,650)		$535,580,568
Segregated cash with brokers for derivative instruments		589,916
Cash		668
Receivable for fund shares sold		768,310
Dividends receivable		339,062
Distributions receivable from Fidelity Central Funds		36,642
Prepaid expenses		355
Other receivables		514
Total assets		537,316,035
Liabilities
Payable for fund shares redeemed	$46,629
Accrued management fee	157,052
Distribution and service plan fees payable	13,619
Payable for daily variation margin on futures contracts	59,100
Other payables and accrued expenses	43,573
Collateral on securities loaned	25,083,234
Total liabilities		25,403,207
Net Assets		$511,912,828
Net Assets consist of:
Paid in capital		$385,331,564
Total accumulated earnings (loss)		126,581,264
Net Assets		$511,912,828

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($34,771,951 ÷ 1,722,298 shares)		$20.19
Service Class :
Net Asset Value, offering price and redemption price per share ($7,231,699 ÷ 357,133 shares)		$20.25
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($62,272,664 ÷ 3,084,074 shares)		$20.19
Investor Class :
Net Asset Value, offering price and redemption price per share ($407,636,514 ÷ 20,335,477 shares)		$20.05
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$4,649,068
Interest		18,337
Income from Fidelity Central Funds (including $114,175 from security lending)		354,923
Total income		5,022,328
Expenses
Management fee	$1,664,537
Distribution and service plan fees	125,514
Custodian fees and expenses	11,226
Independent trustees' fees and expenses	1,793
Audit fees	56,049
Legal	9,645
Miscellaneous	1,361
Total expenses before reductions	1,870,125
Expense reductions	(3,153)
Total expenses after reductions		1,866,972
Net Investment income (loss)		3,155,356
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	34,213,786
Fidelity Central Funds	1,328
Futures contracts	675,464
Total net realized gain (loss)		34,890,578
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	34,470,404
Fidelity Central Funds	(48)
Futures contracts	(86,065)
Total change in net unrealized appreciation (depreciation)		34,384,291
Net gain (loss)		69,274,869
Net increase (decrease) in net assets resulting from operations		$72,430,225
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,155,356	$3,585,265
Net realized gain (loss)	34,890,578	49,558,507
Change in net unrealized appreciation (depreciation)	34,384,291	8,081,675
Net increase (decrease) in net assets resulting from operations	72,430,225	61,225,447
Distributions to shareholders	(40,361,436)	(7,157,877)

Share transactions - net increase (decrease)	7,368,337	43,051,671
Total increase (decrease) in net assets	39,437,126	97,119,241

Net Assets
Beginning of period	472,475,702	375,356,461
End of period	$511,912,828	$472,475,702

Financial Highlights
VIP Disciplined Small Cap Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.77	$16.30	$13.62	$20.38	$17.27
Income from Investment Operations
Net investment income (loss) A,B	.14	.16	.15	.14	.10
Net realized and unrealized gain (loss)	2.92	2.61	2.69	(3.56)	3.44
Total from investment operations	3.06	2.77	2.84	(3.42)	3.54
Distributions from net investment income	(.17)	(.19)	(.16)	(.13)	(.08)
Distributions from net realized gain	(1.47)	(.11)	-	(3.21)	(.35)
Total distributions	(1.64)	(.30)	(.16)	(3.34)	(.43)
Net asset value, end of period	$20.19	$18.77	$16.30	$13.62	$20.38
Total Return C,D	17.38%	16.87%	20.96%	(18.23)%	20.66%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.32%	.38%	.46%	.49%	.57%
Expenses net of fee waivers, if any	.32%	.38%	.46%	.49%	.57%
Expenses net of all reductions, if any	.32%	.38%	.46%	.49%	.57%
Net investment income (loss)	.78%	.90%	1.00%	.96%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$34,772	$36,379	$29,418	$25,329	$30,964
Portfolio turnover rate G	69%	85%	100%	102%	92%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Disciplined Small Cap Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.84	$16.37	$13.68	$20.45	$17.33
Income from Investment Operations
Net investment income (loss) A,B	.12	.16	.13	.13	.08
Net realized and unrealized gain (loss)	2.92	2.61	2.70	(3.58)	3.46
Total from investment operations	3.04	2.77	2.83	(3.45)	3.54
Distributions from net investment income	(.17)	(.19)	(.14)	(.11)	(.06)
Distributions from net realized gain	(1.47)	(.11)	-	(3.21)	(.35)
Total distributions	(1.63) C	(.30)	(.14)	(3.32)	(.42) C
Net asset value, end of period	$20.25	$18.84	$16.37	$13.68	$20.45
Total Return D,E	17.24%	16.79%	20.83%	(18.30)%	20.53%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42%	.46%	.56%	.59%	.67%
Expenses net of fee waivers, if any	.42%	.46%	.56%	.59%	.67%
Expenses net of all reductions, if any	.42%	.46%	.56%	.59%	.67%
Net investment income (loss)	.68%	.82%	.90%	.86%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$7,232	$5,797	$241	$201	$301
Portfolio turnover rate H	69%	85%	100%	102%	92%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Disciplined Small Cap Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.79	$16.33	$13.65	$20.42	$17.30
Income from Investment Operations
Net investment income (loss) A,B	.10	.12	.11	.10	.05
Net realized and unrealized gain (loss)	2.91	2.60	2.70	(3.57)	3.46
Total from investment operations	3.01	2.72	2.81	(3.47)	3.51
Distributions from net investment income	(.14)	(.16)	(.13)	(.09)	(.03)
Distributions from net realized gain	(1.47)	(.11)	-	(3.21)	(.35)
Total distributions	(1.61)	(.26) C	(.13)	(3.30)	(.39) C
Net asset value, end of period	$20.19	$18.79	$16.33	$13.65	$20.42
Total Return D,E	17.09%	16.57%	20.67%	(18.45)%	20.39%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.57%	.63%	.71%	.74%	.82%
Expenses net of fee waivers, if any	.57%	.63%	.71%	.74%	.82%
Expenses net of all reductions, if any	.57%	.62%	.71%	.74%	.82%
Net investment income (loss)	.53%	.65%	.75%	.71%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$62,273	$44,833	$28,724	$18,360	$20,389
Portfolio turnover rate H	69%	85%	100%	102%	92%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Disciplined Small Cap Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.65	$16.20	$13.54	$20.28	$17.18
Income from Investment Operations
Net investment income (loss) A,B	.13	.15	.13	.13	.08
Net realized and unrealized gain (loss)	2.89	2.59	2.68	(3.54)	3.44
Total from investment operations	3.02	2.74	2.81	(3.41)	3.52
Distributions from net investment income	(.15)	(.18)	(.15)	(.12)	(.07)
Distributions from net realized gain	(1.47)	(.11)	-	(3.21)	(.35)
Total distributions	(1.62)	(.29)	(.15)	(3.33)	(.42)
Net asset value, end of period	$20.05	$18.65	$16.20	$13.54	$20.28
Total Return C,D	17.28%	16.82%	20.85%	(18.29)%	20.62%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.40%	.41%	.54%	.57%	.65%
Expenses net of fee waivers, if any	.40%	.41%	.54%	.57%	.65%
Expenses net of all reductions, if any	.40%	.40%	.54%	.57%	.65%
Net investment income (loss)	.70%	.87%	.92%	.88%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$407,636	$385,466	$316,973	$265,902	$355,854
Portfolio turnover rate G	69%	85%	100%	102%	92%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Disciplined Small Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$130,884,858
Gross unrealized depreciation	(37,265,775)
Net unrealized appreciation (depreciation)	$93,619,083
Tax Cost	$441,961,485

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,268,065
Undistributed long-term capital gain	$30,694,115
Net unrealized appreciation (depreciation) on securities and other investments	$93,619,083

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$10,159,142	$7,157,877
Long-term Capital Gains	30,202,294	-
Total	$40,361,436	$7,157,877
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Disciplined Small Cap Portfolio	314,681,963	330,324,267
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month based on an annual rate expressed as a percentage of each class's average net assets as noted in the following table:

Management Fee Rate %
Initial Class	.30
Service Class	.30
Service Class 2.30
Investor Class	.38

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$6,699
Service Class 2	118,815
$125,514

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Disciplined Small Cap Portfolio	18,968

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Disciplined Small Cap Portfolio	8,105,107	17,404,398	4,482,276
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Disciplined Small Cap Portfolio	609
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Disciplined Small Cap Portfolio	11,351	467	10,678

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Disciplined Small Cap Portfolio	4,128,306
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3,153.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Disciplined Small Cap Portfolio
Distributions to shareholders
Initial Class	$3,049,536	$554,379
Service Class	538,789	81,788
Service Class 2	3,880,070	598,603
Investor Class	32,893,041	5,923,107
Total	$40,361,436	$7,157,877
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Disciplined Small Cap Portfolio
Initial Class
Shares sold	166,548	601,655	$3,071,471	$11,132,241
Reinvestment of distributions	169,003	27,805	3,049,535	554,378
Shares redeemed	(551,273)	(496,552)	(9,517,945)	(8,720,929)
Net increase (decrease)	(215,722)	132,908	$(3,396,939)	$2,965,690
Service Class
Shares sold	79,753	314,295	$1,347,892	$5,669,875
Reinvestment of distributions	28,419	3,789	514,768	77,444
Shares redeemed	(58,807)	(25,045)	(1,078,895)	(504,535)
Net increase (decrease)	49,365	293,039	$783,765	$5,242,784
Service Class 2
Shares sold	1,138,202	1,034,036	$21,052,578	$19,036,140
Reinvestment of distributions	214,228	29,813	3,880,071	598,603
Shares redeemed	(653,920)	(437,488)	(11,396,602)	(7,698,562)
Net increase (decrease)	698,510	626,361	$13,536,047	$11,936,181
Investor Class
Shares sold	1,432,455	3,778,284	$26,725,542	$68,741,857
Reinvestment of distributions	1,835,281	298,765	32,893,041	5,923,107
Shares redeemed	(3,604,739)	(2,973,727)	(63,173,119)	(51,757,948)
Net increase (decrease)	(337,003)	1,103,322	$(3,554,536)	$22,907,016
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Disciplined Small Cap Portfolio	85
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund II and the Shareholders of VIP Disciplined Small Cap Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of VIP Disciplined Small Cap Portfolio (the "Fund"), a fund of Variable Insurance Products Fund II, including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 10, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $30,702,736, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $162,913 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Initial Class designates 0% and 76%; Service Class designates 0% and 82%; Service Class 2 designates 0% and 86%; and Investor Class designates 0% and 80%; of the dividends distributed in February and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.820582.120
VDSC-ANN-0226
Fidelity® Variable Insurance Products:

VIP Contrafund℠ Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Contrafund℠ Portfolio
Consolidated Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 96.9%
	Shares	Value ($)
AUSTRALIA - 0.2%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Brambles Ltd	89,829	1,376,392
Clean TeQ Water Ltd (b)	2,611	645
TOTAL INDUSTRIALS		1,377,037
Information Technology - 0.2%
Software - 0.2%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	18,718	30,812,449
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	124,200	10,591,776
Evolution Mining Ltd	257,502	2,178,981
TOTAL MATERIALS		12,770,757
TOTAL AUSTRALIA		44,960,243
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	148,900	41,751,965
BRAZIL - 0.4%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc (b)	18,873	38,015,129
Financials - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA ADR	1,016,702	7,279,586
NU Holdings Ltd/Cayman Islands Class A (b)	2,535,842	42,449,996
		49,729,582
Capital Markets - 0.0%
Banco BTG Pactual SA unit	249,169	2,390,858
TOTAL FINANCIALS		52,120,440
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp	281,700	33,117,272
TOTAL BRAZIL		123,252,841
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (b)	194,100	3,203,064
CANADA - 3.1%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Dollarama Inc	54,040	8,076,766
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (b)	50,700	4,334,738
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	52,600	3,287,716
TOTAL CONSUMER DISCRETIONARY		15,699,220
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Cameco Corp (United States)	219,254	20,059,548
Canadian Natural Resources Ltd (e)	474,900	16,085,462
Imperial Oil Ltd (e)	943,300	81,495,403
PrairieSky Royalty Ltd	35,810	705,216
TOTAL ENERGY		118,345,629
Financials - 0.5%
Banks - 0.3%
Royal Bank of Canada	318,839	54,355,134
Toronto Dominion Bank	132,517	12,489,453
		66,844,587
Capital Markets - 0.0%
Brookfield Asset Management Ltd Class A (United States)	185,126	9,698,751
Insurance - 0.2%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	11,946	22,767,419
Intact Financial Corp	190,866	39,733,447
		62,500,866
TOTAL FINANCIALS		139,044,204
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	88,700	26,238,087
IT Services - 0.7%
Shopify Inc Class A (b)	591,400	95,223,781
Shopify Inc Class A (United States) (b)	511,431	82,325,048
		177,548,829
Software - 0.3%
Constellation Software Inc/Canada	28,481	68,505,463
Descartes Systems Group Inc/The (United States) (b)	346,700	30,391,722
		98,897,185
TOTAL INFORMATION TECHNOLOGY		302,684,101
Materials - 1.1%
Metals & Mining - 1.1%
Agnico Eagle Mines Ltd/CA	208,454	35,350,081
Alamos Gold Inc Class A	277,236	10,705,262
B2Gold Corp	218,049	981,780
Barrick Mining Corp (United States)	284,200	12,376,910
Franco-Nevada Corp	334,755	69,389,928
Franco-Nevada Corp (United States) (e)	421,600	87,389,248
G Mining Ventures Corp (b)	203,843	6,161,849
Kinross Gold Corp	128,019	3,605,854
Lundin Gold Inc	463,780	38,526,972
Orla Mining Ltd (b)	3,582,067	48,176,720
TOTAL MATERIALS		312,664,604
TOTAL CANADA		888,437,758
CHINA - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd	106,601	8,180,938
Consumer Discretionary - 0.1%
Automobiles - 0.1%
BYD Co Ltd H Shares	964,800	11,790,588
Broadline Retail - 0.0%
PDD Holdings Inc Class A ADR (b)	42,997	4,875,430
TOTAL CONSUMER DISCRETIONARY		16,666,018
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Wuxi Apptec Co Ltd H Shares (h)(i)	35,000	443,869
Industrials - 0.0%
Electrical Equipment - 0.0%
Contemporary Amperex Technology Co Ltd A Shares (China)	159,200	8,360,066
TOTAL CHINA		33,650,891
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd Class A (b)	2,144,538	24,389,813
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	626,361	23,394,583
FRANCE - 0.1%
Consumer Staples - 0.0%
Food Products - 0.0%
Danone SA	64,300	5,799,802
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	49,606	15,734,353
Industrials - 0.0%
Aerospace & Defense - 0.0%
Dassault Aviation SA	12,560	4,041,427
TOTAL FRANCE		25,575,582
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(e)	56,548	2,312,813
Financials - 0.0%
Insurance - 0.0%
Allianz SE	2,932	1,355,690
Industrials - 0.1%
Aerospace & Defense - 0.0%
Rheinmetall AG	3,700	6,787,603
Electrical Equipment - 0.1%
Siemens Energy AG (b)	68,894	9,665,041
TOTAL INDUSTRIALS		16,452,644
TOTAL GERMANY		20,121,147
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	4,900	185,563
Insurance - 0.0%
Accelerant Holdings Class A (b)(e)	13,500	220,725
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		406,288
HONG KONG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Futu Holdings Ltd Class A ADR (b)	8,600	1,412,206
INDIA - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Bharti Airtel Ltd	129,800	3,041,407
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho	9,176	18,403
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (b)	1,631,800	5,049,097
Specialty Retail - 0.0%
Lenskart Solutions Ltd (b)	116,440	584,001
Lenskart Solutions Ltd (g)	114,293	573,233
		1,157,234
TOTAL CONSUMER DISCRETIONARY		6,224,734
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	147,300	2,574,168
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd ADR	202,242	7,389,923
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Max Healthcare Institute Ltd	111,600	1,297,914
TOTAL INDIA		20,528,146
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	810,114	25,283,658
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd (United States)	1,300	751,023
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Camtek Ltd/Israel (b)(e)	30,200	3,211,619
TOTAL ISRAEL		29,246,300
ITALY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA	145,500	16,828,993
Industrials - 0.1%
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	291,733	21,060,205
Information Technology - 0.0%
Software - 0.0%
Bending Spoons SpA Class C (c)(d)	21,800	1,939,386
TOTAL ITALY		39,828,584
JAPAN - 0.3%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	246,320	1,467,305
Household Durables - 0.0%
Sony Group Corp	96,000	2,462,495
Specialty Retail - 0.1%
Fast Retailing Co Ltd	28,346	10,304,017
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	391,317	9,380,716
TOTAL CONSUMER DISCRETIONARY		23,614,533
Financials - 0.0%
Banks - 0.0%
Sumitomo Mitsui Financial Group Inc	47,900	1,540,532
Industrials - 0.2%
Industrial Conglomerates - 0.1%
Hitachi Ltd	953,600	29,842,615
Machinery - 0.1%
Daifuku Co Ltd	90,100	2,834,607
Mitsubishi Heavy Industries Ltd	601,306	14,679,346
		17,513,953
Trading Companies & Distributors - 0.0%
ITOCHU Corp	256,525	3,234,403
TOTAL INDUSTRIALS		50,590,971
Information Technology - 0.0%
IT Services - 0.0%
Fujitsu Ltd	53,900	1,481,329
NEC Corp	38,000	1,288,177
		2,769,506
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	62,800	7,940,929
TOTAL INFORMATION TECHNOLOGY		10,710,435
TOTAL JAPAN		86,456,471
KOREA (SOUTH) - 0.7%
Consumer Discretionary - 0.2%
Automobiles - 0.1%
Hyundai Motor Co	159,436	32,909,271
Kia Corp	17,520	1,484,531
		34,393,802
Broadline Retail - 0.1%
Coupang Inc Class A (b)	1,347,203	31,780,518
TOTAL CONSUMER DISCRETIONARY		66,174,320
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
SK Hynix Inc	279,443	126,493,927
TOTAL KOREA (SOUTH)		192,668,247
NETHERLANDS - 1.1%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	605,994	15,798,165
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (b)	176,580	148,494,951
Newamsterdam Pharma Co NV (b)	15,500	543,740
TOTAL HEALTH CARE		149,038,691
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
ASM International NV	4,600	2,798,104
ASML Holding NV depository receipt	29,500	31,560,870
NXP Semiconductors NV	494,300	107,292,758
TOTAL INFORMATION TECHNOLOGY		141,651,732
TOTAL NETHERLANDS		306,488,588
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	1,522,715	17,923,102
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (b)	362,735	16,859,923
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG	439,802	20,521,502
TOTAL SWITZERLAND		37,381,425
TAIWAN - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Taiwan Semiconductor Manufacturing Co Ltd	3,110,000	153,213,177
Taiwan Semiconductor Manufacturing Co Ltd ADR	941,140	286,003,035

TOTAL TAIWAN		439,216,212
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	20,279	9,232,623
UNITED KINGDOM - 0.6%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Flutter Entertainment PLC (b)	444,600	95,606,784
Leisure Products - 0.0%
Games Workshop Group PLC	2,903	740,358
TOTAL CONSUMER DISCRETIONARY		96,347,142
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	164,482	7,329,318
Financials - 0.1%
Banks - 0.1%
NatWest Group PLC	1,113,969	9,772,051
Starling Bank Ltd (c)(d)	2,643,467	9,121,949
		18,894,000
Financial Services - 0.0%
Revolut Group Holdings Ltd (c)(d)	5,779	7,811,705
TOTAL FINANCIALS		26,705,705
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca PLC	69,400	12,843,119
Astrazeneca PLC ADR	16,600	1,526,038
TOTAL HEALTH CARE		14,369,157
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC	2,406,984	37,225,723
TOTAL UNITED KINGDOM		181,977,045
UNITED STATES - 87.9%
Communication Services - 17.9%
Entertainment - 2.4%
Liberty Media Corp-Liberty Formula One Class C (b)	430,427	42,401,364
Live Nation Entertainment Inc (b)	676,500	96,401,250
Netflix Inc (b)	4,138,040	387,982,630
ROBLOX Corp Class A (b)	157,697	12,778,188
Spotify Technology SA (b)	39,600	22,996,116
Walt Disney Co/The	1,004,984	114,337,030
Warner Bros Discovery Inc (b)	515,669	14,861,581
		691,758,159
Interactive Media & Services - 15.0%
Alphabet Inc Class A	652,000	204,076,000
Alphabet Inc Class C	4,739,340	1,487,204,892
Epic Games Inc (b)(c)(d)	18,849	12,253,546
Meta Platforms Inc Class A	3,724,902	2,458,770,562
Reddit Inc Class A (b)	208,936	48,028,119
Reddit Inc Class B (b)	62,205	14,299,063
Snap Inc Class A (b)	3,629,400	29,289,258
		4,253,921,440
Media - 0.4%
EchoStar Corp (b)(d)	644,522	70,059,541
EchoStar Corp Class A (b)(e)	450,300	48,947,610
Omnicom Group Inc	97,729	7,891,617
		126,898,768
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	76,469	15,526,266
TOTAL COMMUNICATION SERVICES		5,088,104,633
Consumer Discretionary - 8.4%
Automobiles - 0.3%
General Motors Co	62,210	5,058,917
Rad Power Bikes Inc (b)(c)(d)	401,674	4
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	384,164	4
Tesla Inc (b)	189,194	85,084,326
		90,143,251
Broadline Retail - 5.0%
Amazon.com Inc (b)	6,165,240	1,423,060,697
Ollie's Bargain Outlet Holdings Inc (b)	44,894	4,920,831
		1,427,981,528
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (b)	200,093	35,116,322
Hotels, Restaurants & Leisure - 1.3%
Airbnb Inc Class A (b)	396,724	53,843,381
Black Rock Coffee Bar Inc Class A	7,500	166,875
Booking Holdings Inc	3,186	17,062,081
Carnival Corp (b)	620,446	18,948,421
Cava Group Inc (b)(e)	334,258	19,617,602
DoorDash Inc Class A (b)	151,256	34,256,459
DraftKings Inc Class A (b)	2,503,317	86,264,304
Dutch Bros Inc Class A (b)	118,531	7,256,468
Hilton Worldwide Holdings Inc	284,800	81,808,800
Royal Caribbean Cruises Ltd	24,132	6,730,897
Starbucks Corp	153,661	12,939,793
Viking Holdings Ltd (b)	445,636	31,822,867
Wynn Resorts Ltd	11,000	1,323,630
		372,041,578
Household Durables - 0.4%
DR Horton Inc	52,500	7,561,575
Garmin Ltd	26,066	5,287,488
PulteGroup Inc	773,446	90,694,278
SharkNinja Inc (b)	48,700	5,449,530
Somnigroup International Inc	122,300	10,918,944
		119,911,815
Specialty Retail - 1.2%
Boot Barn Holdings Inc (b)	8,400	1,482,348
Dick's Sporting Goods Inc	200	39,593
Fanatics Inc Class A (b)(c)(d)	232,280	18,582,400
Home Depot Inc/The	502,200	172,807,020
O'Reilly Automotive Inc (b)	409,900	37,386,979
TJX Cos Inc/The	580,254	89,132,817
Urban Outfitters Inc (b)	133,479	10,045,630
Warby Parker Inc Class A (b)	237,300	5,170,767
		334,647,554
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica Inc (b)	6,700	1,392,327
Ralph Lauren Corp Class A	56,218	19,879,247
		21,271,574
TOTAL CONSUMER DISCRETIONARY		2,401,113,622
Consumer Staples - 2.5%
Beverages - 1.2%
Coca-Cola Co/The	3,337,900	233,352,589
Keurig Dr Pepper Inc	3,030,800	84,892,708
PepsiCo Inc	27,900	4,004,208
Vita Coco Co Inc/The (b)	273,400	14,492,934
		336,742,439
Consumer Staples Distribution & Retail - 1.0%
Casey's General Stores Inc	158,217	87,448,118
Chobani Inc Class A (c)(d)(f)	1,316	5,864,557
Costco Wholesale Corp	35,374	30,504,415
Dollar General Corp	21,000	2,788,170
Dollar Tree Inc (b)	951,700	117,068,617
Sprouts Farmers Market Inc (b)	272,100	21,678,207
Walmart Inc	182,862	20,372,655
		285,724,739
Food Products - 0.0%
Vital Farms Inc (b)(e)	57,500	1,836,550
Personal Care Products - 0.1%
elf Beauty Inc (b)(e)	82,600	6,280,904
Estee Lauder Cos Inc/The Class A	127,600	13,362,272
		19,643,176
Tobacco - 0.2%
Philip Morris International Inc	413,913	66,391,645
TOTAL CONSUMER STAPLES		710,338,549
Energy - 0.9%
Energy Equipment & Services - 0.0%
WaterBridge Infrastructure LLC Class A	45,700	914,457
Oil, Gas & Consumable Fuels - 0.9%
Antero Resources Corp (b)	205,057	7,066,264
Cheniere Energy Inc	70,017	13,610,605
Exxon Mobil Corp	609,067	73,295,123
Marathon Petroleum Corp	42,142	6,853,553
Shell PLC ADR	1,883,996	138,436,026
Valero Energy Corp	49,400	8,041,826
		247,303,397
TOTAL ENERGY		248,217,854
Financials - 13.5%
Banks - 3.2%
Bancorp Inc/The (b)	84,700	5,718,944
Bank of America Corp	1,095,347	60,244,085
Citigroup Inc	738,034	86,121,187
East West Bancorp Inc	38,378	4,313,303
JPMorgan Chase & Co	1,031,116	332,246,198
Wells Fargo & Co	4,546,076	423,694,284
		912,338,001
Capital Markets - 2.2%
Bank of New York Mellon Corp/The	1,877,884	218,003,555
Blackrock Inc	1,300	1,391,442
Blue Owl Capital Inc Class A	381,600	5,701,104
Cboe Global Markets Inc	398,500	100,023,500
Charles Schwab Corp/The	349,000	34,868,590
Coinbase Global Inc Class A (b)	20,389	4,610,768
Evercore Inc Class A	2,681	912,210
Goldman Sachs Group Inc/The	44,062	38,730,498
Interactive Brokers Group Inc Class A	167,900	10,797,649
Moody's Corp	226,112	115,509,315
Morgan Stanley	533,287	94,674,441
MSCI Inc	7,400	4,245,602
Nasdaq Inc	15,584	1,513,674
		630,982,348
Consumer Finance - 1.1%
American Express Co (e)	585,330	216,542,834
Capital One Financial Corp	298,603	72,369,423
SoFi Technologies Inc Class A (b)	45,300	1,185,953
Synchrony Financial	122,500	10,220,175
		300,318,385
Financial Services - 6.1%
Apollo Global Management Inc	599,738	86,818,073
Berkshire Hathaway Inc Class B (b)	1,994,178	1,002,373,572
Mastercard Inc Class A	614,949	351,062,085
Rocket Cos Inc Class A	70,400	1,362,944
Toast Inc Class A (b)	1,526,551	54,207,826
Visa Inc Class A	693,480	243,210,371
		1,739,034,871
Insurance - 0.9%
American Financial Group Inc/OH	398,400	54,453,312
American International Group Inc	16,500	1,411,574
Arthur J Gallagher & Co	357,690	92,566,595
Chubb Ltd	124,800	38,952,576
Progressive Corp/The	81,075	18,462,399
Travelers Companies Inc/The	157,900	45,800,474
		251,646,930
TOTAL FINANCIALS		3,834,320,535
Health Care - 8.3%
Biotechnology - 1.7%
AbbVie Inc	103,298	23,602,560
Alnylam Pharmaceuticals Inc (b)	441,586	175,596,674
Apogee Therapeutics Inc (b)	36,700	2,770,116
BeOne Medicines Ltd ADR (b)	85,953	26,113,381
Caris Life Sciences Inc (b)	114,329	3,084,596
Celldex Therapeutics Inc (b)	28,219	766,428
Cidara Therapeutics Inc (b)	14,800	3,269,172
Cytokinetics Inc (b)	65,300	4,149,162
Gilead Sciences Inc	757,215	92,940,569
Immunome Inc (b)	74,700	1,604,556
Immunovant Inc (b)	141,394	3,594,235
Insmed Inc (b)	81,100	14,114,644
Kymera Therapeutics Inc (b)	80,800	6,287,048
Legend Biotech Corp ADR (b)	2,140,486	46,534,166
Natera Inc (b)	5,800	1,328,722
Nuvalent Inc Class A (b)	23,500	2,363,865
PTC Therapeutics Inc (b)	19,700	1,496,412
Regeneron Pharmaceuticals Inc	38,491	29,710,048
Roivant Sciences Ltd (b)	280,600	6,089,020
Soleno Therapeutics Inc (b)	126,284	5,846,949
Summit Therapeutics Inc (b)	147,795	2,584,935
Travere Therapeutics Inc (b)	13,600	519,656
United Therapeutics Corp (b)	6,000	2,923,500
Vertex Pharmaceuticals Inc (b)	91,001	41,256,213
		498,546,627
Health Care Equipment & Supplies - 2.4%
Artivion Inc (b)	99,956	4,558,993
Baxter International Inc	74,700	1,427,517
Boston Scientific Corp (b)	2,651,147	252,786,866
Edwards Lifesciences Corp (b)	34,000	2,898,500
Insulet Corp (b)	165,194	46,954,743
Intuitive Surgical Inc (b)	228,801	129,583,734
Medline Inc Class A	536,500	22,533,000
Penumbra Inc (b)	214,865	66,803,677
ResMed Inc	5,300	1,276,611
Stryker Corp	194,233	68,267,073
TransMedics Group Inc (b)	589,600	71,724,840
		668,815,554
Health Care Providers & Services - 1.1%
CVS Health Corp	1,295,200	102,787,072
Ensign Group Inc/The	16,000	2,787,200
HCA Healthcare Inc	227,622	106,267,607
LifeStance Health Group Inc (b)	6,106,500	42,989,760
McKesson Corp	10,500	8,613,045
Tenet Healthcare Corp (b)	236,930	47,082,730
		310,527,414
Health Care Technology - 0.2%
Doximity Inc Class A (b)	20,727	917,791
Veeva Systems Inc Class A (b)	287,418	64,160,320
		65,078,111
Life Sciences Tools & Services - 0.2%
Danaher Corp	25,300	5,791,676
Thermo Fisher Scientific Inc	87,000	50,412,150
Veterinary Emergency Group (b)(c)(d)(f)	155,147	12,348,150
		68,551,976
Pharmaceuticals - 2.7%
Eli Lilly & Co	669,853	719,877,622
Jazz Pharmaceuticals PLC (b)	7,600	1,292,000
Johnson & Johnson	6,800	1,407,260
Merck & Co Inc	118,578	12,481,520
Structure Therapeutics Inc ADR (b)	144,800	10,070,840
		745,129,242
TOTAL HEALTH CARE		2,356,648,924
Industrials - 8.5%
Aerospace & Defense - 3.8%
Anduril Industries Inc Class B (c)(d)	10,795	492,900
Anduril Industries Inc Class C (c)(d)	5	228
ATI Inc (b)	67,300	7,723,348
Axon Enterprise Inc (b)	106,605	60,544,178
Beta Technologies Inc (g)	586,871	16,555,631
Beta Technologies Inc Class A (b)	164,200	4,632,082
Boeing Co (b)	886,396	192,454,300
Carpenter Technology Corp	62,761	19,759,673
GE Aerospace	1,582,015	487,308,080
General Dynamics Corp	8,400	2,827,944
HEICO Corp Class A	5,613	1,416,890
Howmet Aerospace Inc	327,300	67,103,046
Karman Holdings Inc (b)	185,257	13,555,255
Loar Holdings Inc (b)(e)	21,598	1,468,664
Northrop Grumman Corp	21,800	12,430,578
Relativity Space Inc (b)(c)	4,373	4,635
Relativity Space Inc warrants 11/1/2030 (b)(c)(d)	148	151
Rocket Lab Corp	45,944	3,205,053
RTX Corp	11,000	2,017,400
Space Exploration Technologies Corp (b)(c)(d)	216,987	86,890,274
Space Exploration Technologies Corp Class C (b)(c)(d)	91,159	36,503,710
StandardAero Inc (b)	13,647	391,396
TransDigm Group Inc	19,100	25,400,135
Woodward Inc	28,949	8,751,862
		1,051,437,413
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	18,900	3,038,364
Zipline International Inc (b)(c)(d)	50,479	2,839,948
		5,878,312
Building Products - 0.4%
Tecnoglass Inc	1,030,780	51,868,850
Trane Technologies PLC	130,920	50,954,064
		102,822,914
Commercial Services & Supplies - 0.5%
Cintas Corp	30,809	5,794,249
GFL Environmental Inc Subordinate Voting Shares	819,685	35,210,832
GFL Environmental Inc Subordinate Voting Shares (United States) (e)	2,177,200	93,510,740
		134,515,821
Construction & Engineering - 0.5%
API Group Corp (b)	154,600	5,914,996
Construction Partners Inc Class A (b)	43,700	4,743,635
EMCOR Group Inc	170,050	104,034,890
Legence Corp Class A	76,100	3,275,344
Quanta Services Inc	55,400	23,382,124
		141,350,989
Electrical Equipment - 1.3%
Eaton Corp PLC	128,076	40,793,487
GE Vernova Inc	457,219	298,824,622
Nextpower Inc Class A (b)	468,100	40,776,191
Vertiv Holdings Co Class A	23,000	3,726,230
		384,120,530
Ground Transportation - 0.0%
Uber Technologies Inc (b)	120,460	9,842,786
Industrial Conglomerates - 0.1%
3M Co	261,177	41,814,438
Machinery - 1.8%
Allison Transmission Holdings Inc	589,100	57,672,890
Caterpillar Inc	4,600	2,635,202
Deere & Co	129,664	60,367,668
Parker-Hannifin Corp	271,500	238,637,641
RBC Bearings Inc (b)	24,273	10,884,741
Symbotic Inc Class A (b)(e)	97,600	5,807,200
Westinghouse Air Brake Technologies Corp	630,975	134,681,614
		510,686,956
Passenger Airlines - 0.0%
Delta Air Lines Inc	87,100	6,044,739
Professional Services - 0.0%
CACI International Inc (b)	2,300	1,225,462
SS&C Technologies Holdings Inc	16,000	1,398,720
UL Solutions Inc Class A	90,153	7,109,466
		9,733,648
Trading Companies & Distributors - 0.1%
Ferguson Enterprises Inc	16,800	3,740,184
FTAI Aviation Ltd	22,615	4,451,763
Herc Holdings Inc	21,300	3,160,494
QXO Inc (b)	188,993	3,645,675
		14,998,116
TOTAL INDUSTRIALS		2,413,246,662
Information Technology - 25.2%
Communications Equipment - 0.5%
Arista Networks Inc (b)	1,075,899	140,975,046
Ciena Corp (b)	24,700	5,776,589
Lumentum Holdings Inc (b)	5,300	1,953,527
		148,705,162
Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp Class A	3,270,942	442,035,103
Coherent Corp (b)	191,700	35,382,069
Corning Inc	16,400	1,435,984
Flex Ltd (b)	19,800	1,196,316
Jabil Inc	13,419	3,059,800
Mirion Technologies Inc Class A (b)	1,362,470	31,909,047
Sanmina Corp (b)	527	79,087
TD SYNNEX Corp	8,500	1,276,955
		516,374,361
IT Services - 0.4%
Cloudflare Inc Class A (b)	127,949	25,225,145
IBM Corporation	13,997	4,146,051
MongoDB Inc Class A (b)	18,600	7,806,234
Snowflake Inc (b)	279,413	61,292,037
Twilio Inc Class A (b)	21,700	3,086,608
X.Ai Holdings Corp Class A (c)(d)	153,527	11,585,147
		113,141,222
Semiconductors & Semiconductor Equipment - 13.4%
Advanced Micro Devices Inc (b)	96,090	20,578,634
Analog Devices Inc	50,213	13,617,766
Applied Materials Inc	23,000	5,910,770
ARM Holdings PLC ADR (b)	87,967	9,615,673
Astera Labs Inc (b)	121,900	20,279,284
Broadcom Inc	1,053,700	364,685,570
Intel Corp (b)	96,450	3,559,004
KLA Corp	13,435	16,324,600
Lam Research Corp	460,300	78,794,154
MACOM Technology Solutions Holdings Inc (b)	353,500	60,547,480
Marvell Technology Inc	1,106,300	94,013,374
Micron Technology Inc	695,877	198,610,255
Monolithic Power Systems Inc	15,859	14,373,963
NVIDIA Corp	15,588,882	2,907,326,493
		3,808,237,020
Software - 6.8%
Applied Intuition Inc Class A (b)(c)(d)	16,246	1,840,347
AppLovin Corp Class A (b)	13,975	9,416,635
Autodesk Inc (b)	443,800	131,369,238
BitMine Immersion Technologies Inc (e)	53,300	1,447,095
Cadence Design Systems Inc (b)	169,921	53,113,906
Circle Internet Group Inc Class A	25,716	2,039,279
Crowdstrike Holdings Inc Class A (b)	9,911	4,645,880
CyberArk Software Ltd (b)	50,374	22,469,826
Datadog Inc Class A (b)	68,700	9,342,513
Figma Inc Class A (e)	303,694	11,349,045
Fortinet Inc (b)	66,761	5,301,491
Guidewire Software Inc (b)	52,300	10,512,823
JFrog Ltd (b)	55,915	3,492,451
Microsoft Corp	2,606,000	1,260,313,721
OpenAI Group Pbc Class A (c)(d)	2,300	1,098,204
Palantir Technologies Inc Class A (b)	71,711	12,746,630
Palo Alto Networks Inc (b)	581,281	107,071,960
Riot Platforms Inc (b)	360,300	4,565,001
Roper Technologies Inc	137,300	61,116,349
Salesforce Inc	5,400	1,430,514
Samsara Inc Class A (b)	1,105,162	39,177,993
Stripe Inc Class B (b)(c)(d)	74,500	3,085,790
Synopsys Inc (b)	126,100	59,231,692
Tanium Inc Class B (b)(c)(d)	350,002	2,877,016
Via Transportation Inc Class A (b)(e)	34,881	1,011,898
Zoom Communications Inc Class A (b)	1,203,378	103,839,488
Zscaler Inc (b)	47,632	10,713,389
		1,934,620,174
Technology Hardware, Storage & Peripherals - 2.3%
Apple Inc	2,022,900	549,945,594
Dell Technologies Inc Class C	119,949	15,099,180
Seagate Technology Holdings PLC	4,800	1,321,872
Western Digital Corp	447,500	77,090,825
		643,457,471
TOTAL INFORMATION TECHNOLOGY		7,164,535,410
Materials - 0.2%
Chemicals - 0.0%
Corteva Inc	262,649	17,605,363
Ecolab Inc	4,064	1,066,881
		18,672,244
Construction Materials - 0.0%
CRH PLC	34,900	4,355,520
Martin Marietta Materials Inc	5,240	3,262,738
		7,618,258
Metals & Mining - 0.2%
Ivanhoe Electric Inc / US (b)	511,198	8,168,944
Ivanhoe Electric Inc / US warrants 2/15/2026 (b)	176,200	1,587,288
MP Materials Corp (b)(e)	569,465	28,769,372
Royal Gold Inc	6,451	1,433,993
Steel Dynamics Inc	26,038	4,412,139
		44,371,736
TOTAL MATERIALS		70,662,238
Real Estate - 1.0%
Health Care REITs - 0.4%
Welltower Inc	676,100	125,490,921
Office REITs - 0.3%
Kilroy Realty Corp (e)	2,196,500	82,083,205
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (b)	532,900	85,684,991
Specialized REITs - 0.0%
Fermi Inc (e)	219,100	1,752,800
TOTAL REAL ESTATE		295,011,917
Utilities - 1.5%
Electric Utilities - 1.2%
American Electric Power Co Inc	135,458	15,619,662
Constellation Energy Corp	392,555	138,677,905
Entergy Corp	1,507,400	139,328,982
NRG Energy Inc	253,300	40,335,492
		333,962,041
Gas Utilities - 0.2%
Southwest Gas Holdings Inc	683,665	54,706,873
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	303,884	49,025,606
TOTAL UTILITIES		437,694,520
TOTAL UNITED STATES		25,019,894,864
TOTAL COMMON STOCKS (Cost $12,681,135,776)		27,611,397,988

Convertible Preferred Stocks - 2.1%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(d)	60,761	14,569,880
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series E (c)(d)	159,275	8,532,362
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series B (c)(d)	68,800	604,064
UNITED STATES - 2.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	52,367	0
Rad Power Bikes Inc Series C (b)(c)(d)	206,059	2
Rad Power Bikes Inc Series D (b)(c)(d)	277,030	3
Waymo LLC Series C2 (b)(c)(d)	115,088	10,097,821
		10,097,826
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	2,500	613,700
TOTAL CONSUMER DISCRETIONARY		10,711,526
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	5,376	276,326
GoBrands Inc Series H (b)(c)(d)	6,820	446,301
TOTAL CONSUMER STAPLES		722,627
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	62,943	4,624,422
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	515,200	984,032
Kardigan Inc Series B (c)(d)	76,144	1,627,197
		2,611,229
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(c)(d)	229,170	2,135,865
Lyra Health Inc Series F (b)(c)(d)	6,800	63,376
Somatus Inc Series E (b)(c)(d)	1,539	1,974,768
		4,174,009
TOTAL HEALTH CARE		6,785,238
Industrials - 1.5%
Aerospace & Defense - 1.4%
Anduril Industries Inc Series G (c)(d)	102,000	4,657,320
Space Exploration Technologies Corp Series G (b)(c)(d)	7,336	29,376,278
Space Exploration Technologies Corp Series J (b)(c)(d)	49,518	198,289,880
Space Exploration Technologies Corp Series N (b)(c)(d)	39,568	158,446,099
		390,769,577
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(c)(d)	132,331	7,444,942
Zipline International Inc Series F (b)(c)(d)	90,550	5,094,343
Zipline International Inc Series G (b)(c)(d)	80,131	4,508,170
Zipline International Inc Series H (c)(d)	117,800	6,627,930
		23,675,385
TOTAL INDUSTRIALS		414,444,962
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.0%
Cerebras Systems Inc Series G (c)(d)	386,200	13,992,026
IT Services - 0.1%
X.Ai Holdings Corp Series C (c)(d)	354,485	26,749,438
X.Ai Holdings Corp Series E (c)(d)	39,702	2,995,913
		29,745,351
Software - 0.4%
Anthropic PBC Series E (c)(d)	20,500	4,782,650
Anthropic PBC Series F (c)(d)	78,100	18,220,730
Applied Intuition Inc Series A2 (b)(c)(d)	19,169	2,171,464
Applied Intuition Inc Series B2 (b)(c)(d)	9,243	1,047,047
Databricks Inc Series L (c)(d)	39,181	7,444,390
MOLOCO Inc Series A (b)(c)(d)	44,901	3,385,535
Nuro Inc/DE Series C (b)(c)(d)	305,791	3,577,755
Nuro Inc/DE Series D (b)(c)(d)	63,961	860,275
Nuro Inc/DE Series E (c)(d)	105,761	1,232,116
OpenAI Group Pbc Series A-2 (c)(d)	66,738	31,866,061
OpenAI Group Pbc Series A-3 (c)(d)	22,359	10,675,975
Stripe Inc Series H (b)(c)(d)	30,400	1,259,168
Stripe Inc Series I (b)(c)(d)	203,647	8,435,059
		94,958,225
TOTAL INFORMATION TECHNOLOGY		138,695,602
TOTAL UNITED STATES		575,984,377
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $204,049,777)		599,690,683

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (c)(d) (Cost $384,164)	384,164	82,211

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.79	327,645,688	327,711,217
Fidelity Securities Lending Cash Central Fund (j)(k)	3.77	228,741,343	228,764,217
TOTAL MONEY MARKET FUNDS (Cost $556,484,728)			556,475,434

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $13,442,054,445)	28,767,646,316
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(267,621,216)
NET ASSETS - 100.0%	28,500,025,100

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $915,780,300 or 3.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $17,128,864 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $443,869 or 0.0% of net assets.

(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $443,869 or 0.0% of net assets.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	441,330

Anduril Industries Inc Class C	6/16/2025	203

Anduril Industries Inc Series G	4/17/2025	4,170,046

Anthropic PBC Series E	2/14/2025	1,149,773

Anthropic PBC Series F	8/18/2025	11,009,570

Applied Intuition Inc Class A	7/2/2024 - 6/16/2025	1,086,380

Applied Intuition Inc Series A2	7/2/2024	1,144,292

Applied Intuition Inc Series B2	7/2/2024	551,759

Bending Spoons SpA Class C	10/9/2025	1,923,408

Bytedance Ltd Series E1	11/18/2020	6,657,837

Canva Australia Holdings Pty Ltd Class A	3/18/2024 - 11/12/2025	25,148,622

Cerebras Systems Inc Series G	9/19/2025	13,992,953

Chobani Inc Class A	10/14/2025	5,864,561

Databricks Inc Series L	12/18/2025	7,444,390

Discord Inc Series I	9/15/2021	1,376,561

EchoStar Corp	9/30/2024	18,072,397

Element Labs Inc Series B	6/27/2025	603,988

ElevateBio LLC Series C	3/9/2021	2,161,264

Epic Games Inc	7/13/2020 - 7/30/2020	10,838,175

Fanatics Inc Class A	8/13/2020 - 12/15/2021	7,999,411

GoBrands Inc Series G	3/2/2021	1,342,480

GoBrands Inc Series H	7/22/2021	2,649,506

Kardigan Inc Series B	10/9/2025	1,626,823

Lyra Health Inc Series E	1/14/2021	2,098,418

Lyra Health Inc Series F	6/4/2021	106,790

MOLOCO Inc Series A	6/26/2023	2,694,060

Nuro Inc/DE Series C	10/30/2020	3,991,980

Nuro Inc/DE Series D	10/29/2021	1,333,313

Nuro Inc/DE Series E	4/1/2025	1,353,052

OpenAI Group Pbc Class A	9/3/2025	989,000

OpenAI Group Pbc Series A-2	9/30/2024	12,537,443

OpenAI Group Pbc Series A-3	4/11/2025 - 8/4/2025	6,861,704

Oura Health Oy Series E	9/24/2025	8,532,362

Rad Power Bikes Inc	1/21/2021	1,937,611

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	384,164

Rad Power Bikes Inc Series A	1/21/2021	252,610

Rad Power Bikes Inc Series C	1/21/2021	993,996

Rad Power Bikes Inc Series D	9/17/2021	2,655,000

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Relativity Space Inc warrants 11/1/2030	11/14/2023 - 3/24/2025	0

Revolut Group Holdings Ltd	12/27/2024	5,026,306

Somatus Inc Series E	1/31/2022	1,342,985

Space Exploration Technologies Corp	2/16/2021 - 7/14/2025	18,515,448

Space Exploration Technologies Corp Class C	7/1/2024 - 7/14/2025	17,632,308

Space Exploration Technologies Corp Series G	9/7/2023	5,942,160

Space Exploration Technologies Corp Series J	9/7/2023	40,109,580

Space Exploration Technologies Corp Series N	8/4/2020	10,683,360

Starling Bank Ltd	6/18/2021 - 4/5/2022	5,186,912

Stripe Inc Class B	5/18/2021	2,989,564

Stripe Inc Series H	3/15/2021	1,219,800

Stripe Inc Series I	3/20/2023 - 5/12/2023	4,100,257

Tanium Inc Class B	9/18/2020	3,988,343

Tenstorrent Holdings Inc Series C1	4/23/2021	3,742,264

Veterinary Emergency Group	9/16/2021 - 11/13/2023	5,866,319

Waymo LLC Series C2	10/18/2024	9,000,031

X.Ai Holdings Corp Class A	10/25/2022	5,530,000

X.Ai Holdings Corp Series C	11/22/2024	7,674,600

X.Ai Holdings Corp Series E	12/19/2025	2,995,913

Zipline International Inc	10/12/2021	1,817,243

Zipline International Inc Series E	12/21/2020	4,317,881

Zipline International Inc Series F	4/11/2023	3,639,847

Zipline International Inc Series G	6/7/2024	3,361,199

Zipline International Inc Series H	12/3/2025	6,627,930

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Lenskart Solutions Ltd	2/3/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	424,970,696	6,335,040,780	6,432,293,006	23,101,589	6,949	(14,202)	327,711,217	327,645,688	0.6%
Fidelity Securities Lending Cash Central Fund	20,299,900	1,710,646,982	1,502,176,039	1,132,308	(6,626)	-	228,764,217	228,741,343	0.8%
Total	445,270,596	8,045,687,762	7,934,469,045	24,233,897	323	(14,202)	556,475,434

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	5,115,125,143	5,078,892,494	23,979,103	12,253,546
Consumer Discretionary	2,723,251,030	2,654,554,432	50,114,190	18,582,408
Consumer Staples	716,138,351	704,473,992	5,799,802	5,864,557
Energy	376,466,969	376,466,969	-	-
Financials	4,102,740,127	4,055,215,098	30,591,375	16,933,654
Health Care	2,604,568,531	2,579,377,262	12,843,119	12,348,150
Industrials	2,553,105,758	2,364,803,802	61,570,110	126,731,846
Information Technology	8,230,487,894	7,888,120,193	289,129,362	53,238,339
Materials	456,807,748	455,220,460	1,587,288	-
Real Estate	295,011,917	295,011,917	-	-
Utilities	437,694,520	437,694,520	-	-

Convertible Preferred Stocks
Communication Services	14,569,880	-	-	14,569,880
Consumer Discretionary	10,711,526	-	-	10,711,526
Consumer Staples	722,627	-	-	722,627
Financials	4,624,422	-	-	4,624,422
Health Care	15,317,600	-	-	15,317,600
Industrials	415,049,026	-	-	415,049,026
Information Technology	138,695,602	-	-	138,695,602

Preferred Securities
Consumer Discretionary	82,211	-	-	82,211

Money Market Funds	556,475,434	556,475,434	-	-
Total Investments in Securities:	28,767,646,316	27,446,306,573	475,614,349	845,725,394

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	253,439	253,439	-	-
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2025 ($)
Common Stocks	137,197,976	(1,449,322)	75,310,319	72,337,728	(37,444,201)	-	-	-	245,952,500	87,012,662
Convertible Preferred Stocks	253,867,718	-	279,951,223	86,580,546	(20,708,804)	-	-	-	599,690,683	273,946,343
Preferred Securities	501,296	-	(419,085)	-	-	-	-	-	82,211	(419,085)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $229,134,803) - See accompanying schedule:
Unaffiliated issuers (cost $12,885,569,717)	$28,211,170,882
Fidelity Central Funds (cost $556,484,728)	556,475,434

Total Investment in Securities (cost $13,442,054,445)		$28,767,646,316
Foreign currency held at value (cost $421,612)		421,553
Receivable for investments sold		1,285,538
Unrealized appreciation on unfunded commitments		253,439
Receivable for fund shares sold		2,673,199
Dividends receivable		8,369,910
Distributions receivable from Fidelity Central Funds		1,234,066
Prepaid expenses		21,978
Other receivables		989,856
Total assets		28,782,895,855
Liabilities
Payable to custodian bank	$2,691,715
Payable for investments purchased	21,074,711
Payable for fund shares redeemed	14,014,296
Accrued management fee	12,763,982
Distribution and service plan fees payable	2,485,706
Other payables and accrued expenses	1,073,426
Collateral on securities loaned	228,766,919
Total liabilities		282,870,755
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$28,500,025,100
Net Assets consist of:
Paid in capital		$12,922,609,186
Total accumulated earnings (loss)		15,577,415,914
Net Assets		$28,500,025,100

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($11,391,908,662 ÷ 190,146,718 shares)		$59.91
Service Class :
Net Asset Value, offering price and redemption price per share ($2,188,553,123 ÷ 36,876,838 shares)		$59.35
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($11,179,365,181 ÷ 196,554,116 shares)		$56.88
Investor Class :
Net Asset Value, offering price and redemption price per share ($3,740,198,134 ÷ 63,208,672 shares)		$59.17
Consolidated Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$158,141,880
Interest		235
Income from Fidelity Central Funds (including $1,132,308 from security lending)		24,233,897
Total income		182,376,012
Expenses
Management fee	$145,107,203
Distribution and service plan fees	27,690,817
Custodian fees and expenses	332,528
Independent trustees' fees and expenses	103,148
Audit fees	78,813
Legal	32,430
Miscellaneous	94,079
Total expenses		173,439,018
Net Investment income (loss)		8,936,994
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,838,947,054
Fidelity Central Funds	323
Foreign currency transactions	(599,605)
Total net realized gain (loss)		3,838,347,772
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,333,470,989
Fidelity Central Funds	(14,202)
Unfunded commitments	253,439
Assets and liabilities in foreign currencies	80,700
Total change in net unrealized appreciation (depreciation)		1,333,790,926
Net gain (loss)		5,172,138,698
Net increase (decrease) in net assets resulting from operations		$5,181,075,692
Consolidated Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,936,994	$14,000,031
Net realized gain (loss)	3,838,347,772	3,625,251,274
Change in net unrealized appreciation (depreciation)	1,333,790,926	3,060,295,858
Net increase (decrease) in net assets resulting from operations	5,181,075,692	6,699,547,163
Distributions to shareholders	(4,370,547,066)	(2,923,314,742)

Share transactions - net increase (decrease)	2,376,194,820	961,960,504
Total increase (decrease) in net assets	3,186,723,446	4,738,192,925

Net Assets
Beginning of period	25,313,301,654	20,575,108,729
End of period	$28,500,025,100	$25,313,301,654

Consolidated Financial Highlights
VIP Contrafund℠ Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$57.94	$48.63	$37.88	$54.35	$48.17
Income from Investment Operations
Net investment income (loss) A,B	.09	.10	.24	.22	.04
Net realized and unrealized gain (loss)	12.09	16.57	12.32	(14.37)	12.88
Total from investment operations	12.18	16.67	12.56	(14.15)	12.92
Distributions from net investment income	(.09)	(.10) C	(.22)	(.22)	(.02) C
Distributions from net realized gain	(10.12)	(7.26) C	(1.59)	(2.09)	(6.72) C
Total distributions	(10.21)	(7.36)	(1.81)	(2.32) D	(6.74)
Net asset value, end of period	$59.91	$57.94	$48.63	$37.88	$54.35
Total Return E,F	21.52%	33.79%	33.45%	(26.31)%	27.83%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.54%	.56%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.54%	.56%	.59%	.60%	.60%
Expenses net of all reductions, if any	.54%	.56%	.59%	.60%	.60%
Net investment income (loss)	.15%	.17%	.55%	.50%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$11,391,909	$10,464,444	$8,698,765	$7,255,740	$10,409,645
Portfolio turnover rate I	48%	36%	30%	38%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Contrafund℠ Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$57.48	$48.30	$37.63	$54.00	$47.89
Income from Investment Operations
Net investment income (loss) A,B	.03	.04	.20	.17	(.01)
Net realized and unrealized gain (loss)	11.99	16.44	12.23	(14.27)	12.80
Total from investment operations	12.02	16.48	12.43	(14.10)	12.79
Distributions from net investment income	(.03)	(.04) C	(.18)	(.18)	(.01) C
Distributions from net realized gain	(10.12)	(7.26) C	(1.59)	(2.09)	(6.67) C
Total distributions	(10.15)	(7.30)	(1.76) D	(2.27)	(6.68)
Net asset value, end of period	$59.35	$57.48	$48.30	$37.63	$54.00
Total Return E,F	21.42%	33.63%	33.34%	(26.38)%	27.71%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.64%	.66%	.70%	.70%	.70%
Expenses net of fee waivers, if any	.64%	.66%	.69%	.70%	.70%
Expenses net of all reductions, if any	.64%	.66%	.69%	.70%	.70%
Net investment income (loss)	.05%	.07%	.45%	.40%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,188,553	$1,943,439	$1,616,699	$1,326,910	$2,001,479
Portfolio turnover rate I	48%	36%	30%	38%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Contrafund℠ Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$55.50	$46.83	$36.54	$52.51	$46.73
Income from Investment Operations
Net investment income (loss) A,B	(.06)	(.04)	.13	.11	(.08)
Net realized and unrealized gain (loss)	11.56	15.94	11.86	(13.87)	12.46
Total from investment operations	11.50	15.90	11.99	(13.76)	12.38
Distributions from net investment income	-	(.01) C	(.11)	(.11)	- C,D
Distributions from net realized gain	(10.12)	(7.22) C	(1.59)	(2.09)	(6.60) C
Total distributions	(10.12)	(7.23)	(1.70)	(2.21) E	(6.60)
Net asset value, end of period	$56.88	$55.50	$46.83	$36.54	$52.51
Total Return F,G	21.24%	33.45%	33.12%	(26.49)%	27.51%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.79%	.81%	.85%	.85%	.85%
Expenses net of fee waivers, if any	.79%	.81%	.84%	.85%	.85%
Expenses net of all reductions, if any	.79%	.81%	.84%	.85%	.85%
Net investment income (loss)	(.10)%	(.08)%	.30%	.25%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$11,179,365	$9,737,590	$7,940,382	$6,472,771	$9,861,435
Portfolio turnover rate J	48%	36%	30%	38%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Contrafund℠ Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$57.35	$48.20	$37.56	$53.92	$47.83
Income from Investment Operations
Net investment income (loss) A,B	.05	.05	.21	.18	- C
Net realized and unrealized gain (loss)	11.95	16.43	12.21	(14.26)	12.78
Total from investment operations	12.00	16.48	12.42	(14.08)	12.78
Distributions from net investment income	(.06)	(.07) D	(.19)	(.19)	(.01) D
Distributions from net realized gain	(10.12)	(7.26) D	(1.59)	(2.09)	(6.68) D
Total distributions	(10.18)	(7.33)	(1.78)	(2.28)	(6.69)
Net asset value, end of period	$59.17	$57.35	$48.20	$37.56	$53.92
Total Return E,F	21.43%	33.70%	33.36%	(26.38)%	27.74%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.61%	.64%	.67%	.68%	.67%
Expenses net of fee waivers, if any	.61%	.63%	.67%	.67%	.67%
Expenses net of all reductions, if any	.61%	.63%	.67%	.67%	.67%
Net investment income (loss)	.08%	.09%	.48%	.43%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$3,740,198	$3,167,829	$2,319,263	$1,815,201	$2,622,106
Portfolio turnover rate I	48%	36%	30%	38%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$245,952,500	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.7 - 81.3 / 18.5	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	13.9 - 48.6 / 46.9	Increase
			Enterprise value/Net income (EV/NI)	17.5 - 26.3 / 21.6	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.0%	Increase
			Term	5.0	Increase
			Volatility	80.0%	Increase
Convertible Preferred Stocks	$599,690,683	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.7 - 81.3 / 38.4	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	48.6	Increase
			Enterprise value/Gross profit multiple (EV/GP)	11.9	Increase
		Market approach	Transaction price	$8.78 - $78.20 / $51.78	Increase
			Discount rate	10.0%	Decrease
			Premium rate	25.0%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.4% - 3.7% / 3.6%	Increase
			Term	2.0 - 5.0 / 3.5	Increase
			Volatility	60.0% - 90.0% / 79.9%	Increase
Preferred Securities	$82,211	Recovery value	Recovery value	$3.40	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Consolidated Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred Trustee compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,668,462,654
Gross unrealized depreciation	(397,697,758)
Net unrealized appreciation (depreciation)	$15,270,764,896
Tax Cost	$13,497,134,859

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$25,859,179
Undistributed long-term capital gain	$284,521,591
Net unrealized appreciation (depreciation) on securities and other investments	$15,270,776,871

The Fund intends to elect to defer to its next fiscal year $3,741,726 of ordinary losses recognized during the period November 1, 2025 to December 31, 2025.

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$70,933,687	$ 44,737,768
Long-term Capital Gains	4,299,613,379	2,878,576,974
Total	$4,370,547,066	$ 2,923,314,742

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
VIP Contrafund Portfolio	CompoSecure, Inc. Class A	6,011,057	253,439

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
VIP Contrafund Portfolio	18,212,707.06

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Contrafund Portfolio	12,527,144,447	14,373,443,854
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.56
Service Class	.56
Service Class 2.56
Investor Class	.64

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.54
Service Class	.54
Service Class 2.54
Investor Class	.61

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$2,041,946
Service Class 2	25,648,871
$27,690,817

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Contrafund Portfolio	$962,247

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Contrafund Portfolio	186,932

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Contrafund Portfolio	1,135,446,130	1,478,428,832	292,063,811
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Contrafund Portfolio	35,025
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Contrafund Portfolio	114,091	10,441	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
VIP Contrafund Portfolio	8,614,173
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Contrafund Portfolio
Distributions to shareholders
Initial Class	$1,732,407,499	$1,198,216,939
Service Class	330,854,460	222,798,961
Service Class 2	1,743,077,377	1,139,536,535
Investor Class	564,207,730	362,762,307
Total	$4,370,547,066	$2,923,314,742
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Contrafund Portfolio
Initial Class
Shares sold	4,429,144	4,492,507	$265,306,357	$265,168,218
Reinvestment of distributions	29,007,619	19,936,503	1,732,407,499	1,198,216,939
Shares redeemed	(23,906,347)	(22,682,186)	(1,449,060,742)	(1,320,390,644)
Net increase (decrease)	9,530,416	1,746,824	$548,653,114	$142,994,513
Service Class
Shares sold	2,352,292	1,533,314	$141,804,458	$89,531,876
Reinvestment of distributions	5,590,843	3,736,171	330,854,460	222,798,961
Shares redeemed	(4,875,642)	(4,934,126)	(297,128,468)	(286,753,769)
Net increase (decrease)	3,067,493	335,359	$175,530,450	$25,577,068
Service Class 2
Shares sold	14,513,678	12,539,962	$824,748,681	$713,738,120
Reinvestment of distributions	30,700,290	19,787,071	1,743,077,377	1,139,536,535
Shares redeemed	(24,108,743)	(26,429,239)	(1,387,348,036)	(1,479,990,334)
Net increase (decrease)	21,105,225	5,897,794	$1,180,478,022	$373,284,321
Investor Class
Shares sold	1,998,764	3,303,371	$118,766,516	$189,471,634
Reinvestment of distributions	9,561,506	6,095,213	564,207,730	362,762,307
Shares redeemed	(3,592,639)	(2,271,940)	(211,441,012)	(132,129,339)
Net increase (decrease)	7,967,631	7,126,644	$471,533,234	$420,104,602
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Contrafund Portfolio	18	1	12
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund II and the Shareholders of VIP Contrafund Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of VIP Contrafund Portfolio (the "Fund"), a fund of Variable Insurance Products Fund II, including the consolidated schedule of investments, as of December 31, 2025, the related consolidated statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $3,832,513,217, or, if subsequently determined to be different, the net capital gain of such year.

Initial Class, Service Class, Service Class 2, and Investor Class designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.540131.128
VIPCON-ANN-0226

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 20, 2026